FS Variable Separate Account

The United States Life Insurance Company in the City of New York

Financial Statements

December 31, 2025

Report of Independent Registered Public Accounting Firm

To the Board of Directors of The United States Life Insurance Company in the City of New York and the Contract Owners of FS Variable Separate Account.

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of portfolio investments, of each of the sub-accounts of FS Variable Separate Account indicated in the table below as of December 31, 2025 and the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the sub-accounts of FS Variable Separate Account as of December 31, 2025, and the results of each of their operations and the changes in each of their net assets for the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

American Funds IS Asset Allocation Fund Class 2 (1)	SAST SA Emerging Markets Equity Index Portfolio Class 3 (1)
American Funds IS Asset Allocation Fund Class 4 (1)	SAST SA Federated Hermes Corporate Bond Portfolio Class 1 (1)
American Funds IS Capital Income Builder Class 4(1)	SAST SA Federated Hermes Corporate Bond Portfolio Class 3 (1)
American Funds IS Capital World Bond Fund Class 4 (1)	SAST SA Fidelity Institutional AM® Global Equities Portfolio Class 1 (1)
American Funds IS Global Growth Fund Class 2 (1)	SAST SA Fidelity Institutional AM® Global Equities Portfolio Class 3 (1)
American Funds IS Global Growth Fund Class 4 (1)	SAST SA Fidelity Institutional AM® International Growth Portfolio Class 3 (1)
American Funds IS Global Small Capitalization Fund Class 4 (1)	SAST SA Fidelity Institutional AM® Real Estate Portfolio Class 1 (1)
American Funds IS Growth Fund Class 2 (1)	SAST SA Fidelity Institutional AM® Real Estate Portfolio Class 3 (1)
American Funds IS Growth Fund Class 4 (1)	SAST SA Fixed Income Index Portfolio Class 3 (1)
American Funds IS Growth-Income Fund Class 2 (1)	SAST SA Fixed Income Intermediate Index Portfolio Class 3 (1)
American Funds IS Growth-Income Fund Class 4 (1)	SAST SA Franklin BW U.S. Large Cap Value Portfolio Class 1 (1)
American Funds IS The Bond Fund of America Class 4 (1)	SAST SA Franklin BW U.S. Large Cap Value Portfolio Class 3 (1)
BlackRock 60/40 Target Allocation ETF V.I. Fund Class III (6)	SAST SA Franklin Small Company Value Portfolio Class 3 (1)
BlackRock Global Allocation V.I. Fund Class III (6)	SAST SA Franklin Systematic U.S. Large Cap Core Portfolio Class 3 (1)
Columbia VP Income Opportunities Fund Class 1 (1)	SAST SA Franklin Systematic U.S. Large Cap Value Portfolio Class 1 (1)
Columbia VP Large Cap Growth Fund Class 1 (1)	SAST SA Franklin Systematic U.S. Large Cap Value Portfolio Class 3 (1)
Columbia VP Limited Duration Credit Fund Class 2 (6)	SAST SA Franklin Tactical Opportunities Portfolio Class 3 (1)
FTVIP Franklin Allocation VIP Fund Class 2 (1)	SAST SA Global Index Allocation 60/40 Portfolio Class 3 (1)
FTVIP Franklin Income VIP Fund Class 2 (1)	SAST SA Global Index Allocation 75/25 Portfolio Class 3 (1)
FTVIP Franklin Mutual Global Discovery VIP Fund Class 2 (1)	SAST SA Global Index Allocation 90/10 Portfolio Class 3 (1)
FTVIP Franklin Rising Dividends VIP Fund Class 2 (1)	SAST SA Goldman Sachs Government and Quality Bond Portfolio Class 1 (1)
FTVIP Franklin Strategic Income VIP Fund Class 2 (1)	SAST SA Goldman Sachs Government and Quality Bond Portfolio Class 3 (1)
FTVIP Templeton Global Bond VIP Fund Class 2 (1)	SAST SA Goldman Sachs Multi-Asset Insights Portfolio Class 3
Goldman Sachs VIT Government Money Market Fund Institutional Shares (1)	SAST SA Index Allocation 60/40 Portfolio Class 3 (1)
Goldman Sachs VIT Government Money Market Fund Service Shares (1)	SAST SA Index Allocation 80/20 Portfolio Class 3 (1)
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio Advisor Shares (5)	SAST SA Index Allocation 90/10 Portfolio Class 3 (1)
Goldman Sachs VIT Trend Driven Allocation Fund Service Shares (6)	SAST SA International Index Portfolio Class 3 (1)
Invesco V.I. American Franchise Fund Series II (1)	SAST SA Invesco Growth Opportunities Portfolio Class 1 (1)
Invesco V.I. American Value Fund Series II	SAST SA Invesco Growth Opportunities Portfolio Class 3 (1)

Invesco V.I. Comstock Fund Series II (1)	SAST SA Janus Focused Growth Portfolio Class 1 (1)
Invesco V.I. Equity and Income Fund Series II (1)	SAST SA Janus Focused Growth Portfolio Class 3 (1)
Invesco V.I. Growth and Income Fund Series II (1)	SAST SA JPMorgan Diversified Balanced Portfolio Class 1 (1)
Lord Abbett Bond Debenture Portfolio Class VC (1)	SAST SA JPMorgan Diversified Balanced Portfolio Class 3 (1)
Lord Abbett Developing Growth Portfolio Class VC (1)	SAST SA JPMorgan Emerging Markets Portfolio Class 1 (1)
Lord Abbett Fundamental Equity Portfolio Class VC (1)	SAST SA JPMorgan Emerging Markets Portfolio Class 3 (1)
Lord Abbett Growth and Income Portfolio Class VC (1)	SAST SA JPMorgan Equity-Income Portfolio Class 1 (1)
Lord Abbett Mid Cap Stock Portfolio Class VC (1)	SAST SA JPMorgan Equity-Income Portfolio Class 3 (1)
Lord Abbett Short Duration Income Portfolio Class VC (1)	SAST SA JPMorgan Large Cap Core Portfolio Class 1 (1)
Lord Abbett Total Return Portfolio Class VC (1)	SAST SA JPMorgan Large Cap Core Portfolio Class 3 (1)
MFS VIT III Growth Allocation Portfolio Service Class (1)	SAST SA JPMorgan MFS Core Bond Portfolio Class 1 (1)
Morgan Stanley VIF Global Infrastructure Portfolio Class II (3)	SAST SA JPMorgan MFS Core Bond Portfolio Class 3 (1)
Neuberger Berman AMT US Equity Index PutWrite Strategy Portfolio Class S (4)	SAST SA JPMorgan Mid-Cap Growth Portfolio Class 1 (1)
PIMCO Dynamic Bond Portfolio Advisor Class (6)	SAST SA JPMorgan Mid-Cap Growth Portfolio Class 3 (1)
PIMCO Emerging Markets Bond Portfolio Advisor Class (1)	SAST SA JPMorgan Ultra-Short Bond Portfolio Class 1 (1)
PIMCO Total Return Portfolio Advisor Class (1)	SAST SA JPMorgan Ultra-Short Bond Portfolio Class 3 (1)
PVC Core Plus Bond Account Class 1 (1)	SAST SA Large Cap Growth Index Portfolio Class 3 (1)
PVC Diversified International Account Class 1 (1)	SAST SA Large Cap Index Portfolio Class 3 (1)
PVC Equity Income Account Class 2 (1)	SAST SA Large Cap Value Index Portfolio Class 3 (1)
PVC Government & High Quality Bond Account Class 1 (1)	SAST SA MFS Large Cap Growth Portfolio Class 1 (1)
PVC Large Cap Growth Account I Class 1 (1)	SAST SA MFS Large Cap Growth Portfolio Class 3 (1)
PVC MidCap Account Class 2 (1)	SAST SA MFS Massachusetts Investors Trust Portfolio Class 1 (1)
PVC Principal Capital Appreciation Account Class 2 (1)	SAST SA MFS Massachusetts Investors Trust Portfolio Class 3 (1)
PVC SAM Balanced Portfolio Class 2 (1)	SAST SA MFS Total Return Portfolio Class 1 (1)
PVC SAM Conservative Balanced Portfolio Class 2 (1)	SAST SA MFS Total Return Portfolio Class 3 (1)
PVC SAM Conservative Growth Portfolio Class 2 (1)	SAST SA Mid Cap Index Portfolio Class 3 (1)
PVC SAM Flexible Income Portfolio Class 2 (1)	SAST SA Morgan Stanley International Equities Portfolio Class 1 (1)
PVC SAM Strategic Growth Portfolio Class 2 (1)	SAST SA Morgan Stanley International Equities Portfolio Class 3 (1)
PVC Short-Term Income Account Class 1 (1)	SAST SA PIMCO Global Bond Opportunities Portfolio Class 1 (1)
PVC SmallCap Account Class 2 (1)	SAST SA PIMCO Global Bond Opportunities Portfolio Class 3 (1)
SST SA Allocation Aggressive Portfolio Class 3 (1)	SAST SA PIMCO RAE International Value Portfolio Class 3 (1)
SST SA Allocation Balanced Portfolio Class 3 (1)	SAST SA PIMCO VCP Tactical Balanced Portfolio Class 3 (2)
SST SA Allocation Moderate Portfolio Class 3 (1)	SAST SA PineBridge High-Yield Bond Portfolio Class 1 (1)
SST SA Allocation Moderately Aggressive Portfolio Class 3 (1)	SAST SA PineBridge High-Yield Bond Portfolio Class 3 (1)
SST SA American Century Inflation Managed Portfolio Class 3 (1)	SAST SA Putnam International Value Portfolio Class 1 (1)
SST SA Columbia Focused Value Portfolio Class 3 (1)	SAST SA Putnam International Value Portfolio Class 3 (1)
SST SA Franklin Allocation Moderately Aggressive Portfolio Class 3 (1)	SAST SA Schroders VCP Global Allocation Portfolio Class 3 (1)
SST SA Multi-Managed Diversified Fixed Income Portfolio Class 3 (6)	SAST SA Small Cap Index Portfolio Class 3 (1)
SST SA Multi-Managed International Equity Portfolio Class 3 (6)	SAST SA T. Rowe Price Allocation Moderately Aggressive Portfolio Class 3(1)
SST SA Multi-Managed Large Cap Growth Portfolio Class 3 (1)	SAST SA T. Rowe Price VCP Balanced Portfolio Class 3 (1)
SST SA Multi-Managed Mid Cap Growth Portfolio Class 3 (1)	SAST SA VCP Dynamic Allocation Portfolio Class 3 (1)
SST SA Multi-Managed Mid Cap Value Portfolio Class 3 (1)	SAST SA VCP Dynamic Strategy Portfolio Class 3 (1)
SAST SA AB Growth Portfolio Class 1 (1)	SAST SA VCP Index Allocation Portfolio Class 3 (1)

SAST SA AB Growth Portfolio Class 3 (1)	SAST SA Wellington Capital Appreciation Portfolio Class 1 (1)
SAST SA AB Small & Mid Cap Value Portfolio Class 3 (1)	SAST SA Wellington Capital Appreciation Portfolio Class 3 (1)
SAST SA American Funds Asset Allocation Portfolio Class 3 (1)	SAST SA Wellington Strategic Multi-Asset Portfolio Class 1 (1)
SAST SA American Funds Global Growth Portfolio Class 3 (1)	SAST SA Wellington Strategic Multi-Asset Portfolio Class 3 (1)
SAST SA American Funds Growth Portfolio Class 3 (1)	VALIC Company I International Equities Index Fund (1)
SAST SA American Funds Growth-Income Portfolio Class 3 (1)	VALIC Company I Mid Cap Index Fund (1)
SAST SA American Funds VCP Managed Allocation Portfolio Class 3 (1)	VALIC Company I Nasdaq-100 Index Fund (1)
SAST SA BlackRock Multi-Factor 70/30 Portfolio Class 3 (1)	VALIC Company I Small Cap Index Fund (1)
SAST SA BlackRock VCP Global Multi Asset Portfolio Class 3 (1)	VALIC Company I Stock Index Fund (1)
(1) Statement of Operations and Changes in Net Assets for the years ended December 31, 2025.
(2) As shown in the Statements of Operations and Changes in Net Assets, the SAST SA BlackRock VCP Global Multi Asset Portfolio, in operation for the period January 1, 2024, to December 31, 2024, and January 1, 2025 to April 28, 2025 (cessation of operations) merged into the SAST SA VCP Dynamic Allocation Portfolio.
(3) Statement of Operations and Changes in Net Assets for the period January 1, 2024, to December 6, 2024 (cessation of operations).
(4) Statement of Operations and Changes in Net Assets for the period January 1, 2024, to April 26, 2024 (cessation of operations).
(5) Cessation of operations April 11, 2025.
(6) Sub-account had no assets and liabilities as of December 31, 2025 and is therefore not included in the Statement of Assets and Liabilities and the Schedule of Portfolio Investments.

Basis for Opinions

These financial statements are the responsibility of The United States Life Insurance Company in the City of New York management. Our responsibility is to express an opinion on the financial statements of each of the sub-accounts of FS Variable Separate Account based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the sub-accounts of FS Variable Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2025 by correspondence with the transfer agents of the investee mutual funds and the custodians. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

New York, New York
April 20, 2026

We have served as the auditor of one or more of the sub-accounts of Corebridge Separate Account Group since at least 1994. We have not been able to determine the specific year we began serving as auditor.

FS VARIABLE SEPARATE ACCOUNT
THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2025

Sub-accounts	Investments at Fair Value	Due from (to) General Account, Net	Net Assets	Contract Owners - Annuity Reserves	Contract Owners - Accumulation Reserves	Net Assets Attributable to Contract Owner Reserves
American Funds IS Asset Allocation Fund Class 2	$2,834,046	$—	$2,834,046	$—	$2,834,046	$2,834,046
American Funds IS Asset Allocation Fund Class 4	5,834,687	—	5,834,687	—	5,834,687	5,834,687
American Funds IS Capital Income Builder Class 4	231,338	—	231,338	—	231,338	231,338
American Funds IS Capital World Bond Fund Class 4	97,398	—	97,398	—	97,398	97,398
American Funds IS Global Growth Fund Class 2	3,859,420	—	3,859,420	15,709	3,843,711	3,859,420
American Funds IS Global Growth Fund Class 4	545,719	—	545,719	—	545,719	545,719
American Funds IS Global Small Capitalization Fund Class 4	131,976	—	131,976	—	131,976	131,976
American Funds IS Growth Fund Class 2	5,689,825	—	5,689,825	64,572	5,625,253	5,689,825
American Funds IS Growth Fund Class 4	694,755	—	694,755	—	694,755	694,755
American Funds IS Growth-Income Fund Class 2	6,463,045	—	6,463,045	42,171	6,420,874	6,463,045
American Funds IS Growth-Income Fund Class 4	996,448	—	996,448	—	996,448	996,448
American Funds IS The Bond Fund of America Class 4	320,586	—	320,586	—	320,586	320,586
Columbia VP Income Opportunities Fund Class 1	92,936	—	92,936	—	92,936	92,936
Columbia VP Large Cap Growth Fund Class 1	340,048	—	340,048	—	340,048	340,048
FTVIP Franklin Allocation VIP Fund Class 2	3,481,968	—	3,481,968	—	3,481,968	3,481,968
FTVIP Franklin Income VIP Fund Class 2	17,421,734	—	17,421,734	—	17,421,734	17,421,734
FTVIP Franklin Mutual Global Discovery VIP Fund Class 2	71,684	—	71,684	—	71,684	71,684
FTVIP Franklin Rising Dividends VIP Fund Class 2	13,007	—	13,007	—	13,007	13,007
FTVIP Franklin Strategic Income VIP Fund Class 2	55,567	—	55,567	—	55,567	55,567
FTVIP Templeton Global Bond VIP Fund Class 2	42,394	—	42,394	—	42,394	42,394
Goldman Sachs VIT Government Money Market Fund Institutional Shares	123,190	—	123,190	—	123,190	123,190
Goldman Sachs VIT Government Money Market Fund Service Shares	23,444,860	—	23,444,860	—	23,444,860	23,444,860
Invesco V.I. American Franchise Fund Series II	12,002,826	—	12,002,826	—	12,002,826	12,002,826
Invesco V.I. Comstock Fund Series II	17,454,626	—	17,454,626	4,223	17,450,403	17,454,626
Invesco V.I. Equity and Income Fund Series II	43,758	—	43,758	—	43,758	43,758
Invesco V.I. Growth and Income Fund Series II	18,974,399	—	18,974,399	1,877	18,972,522	18,974,399
Lord Abbett Bond Debenture Portfolio Class VC	207,499	—	207,499	—	207,499	207,499
Lord Abbett Developing Growth Portfolio Class VC	95,650	—	95,650	—	95,650	95,650
Lord Abbett Fundamental Equity Portfolio Class VC	15,158	—	15,158	—	15,158	15,158
Lord Abbett Growth and Income Portfolio Class VC	8,653,040	—	8,653,040	677	8,652,363	8,653,040
Lord Abbett Mid Cap Stock Portfolio Class VC	143,565	—	143,565	—	143,565	143,565
Lord Abbett Short Duration Income Portfolio Class VC	233,070	—	233,070	—	233,070	233,070
Lord Abbett Total Return Portfolio Class VC	127,342	—	127,342	—	127,342	127,342
MFS VIT III Growth Allocation Portfolio Service Class	2,041,326	—	2,041,326	—	2,041,326	2,041,326
PIMCO Emerging Markets Bond Portfolio Advisor Class	608,198	—	608,198	—	608,198	608,198
PIMCO Total Return Portfolio Advisor Class	31,988,975	—	31,988,975	27,428	31,961,547	31,988,975
PVC Core Plus Bond Account Class 1	5,788	—	5,788	—	5,788	5,788
PVC Diversified International Account Class 1	24,692	—	24,692	—	24,692	24,692
PVC Equity Income Account Class 2	124,084	—	124,084	—	124,084	124,084
PVC Government & High Quality Bond Account Class 1	342	—	342	—	342	342
PVC Large Cap Growth Account I Class 1	2,209	—	2,209	—	2,209	2,209
PVC MidCap Account Class 2	1,080,891	—	1,080,891	—	1,080,891	1,080,891
PVC Principal Capital Appreciation Account Class 2	120,261	—	120,261	—	120,261	120,261
PVC SAM Balanced Portfolio Class 2	3,137,153	—	3,137,153	32,083	3,105,070	3,137,153
PVC SAM Conservative Balanced Portfolio Class 2	33,970	—	33,970	—	33,970	33,970
PVC SAM Conservative Growth Portfolio Class 2	637,176	—	637,176	—	637,176	637,176
PVC SAM Flexible Income Portfolio Class 2	84,200	—	84,200	—	84,200	84,200
PVC SAM Strategic Growth Portfolio Class 2	466,498	—	466,498	—	466,498	466,498
PVC Short-Term Income Account Class 1	709	—	709	—	709	709
PVC SmallCap Account Class 2	822	—	822	—	822	822
SST SA Allocation Aggressive Portfolio Class 3	35,163,464	—	35,163,464	—	35,163,464	35,163,464
SST SA Allocation Balanced Portfolio Class 3	16,619,746	—	16,619,746	—	16,619,746	16,619,746
SST SA Allocation Moderate Portfolio Class 3	18,136,060	—	18,136,060	26,240	18,109,820	18,136,060
SST SA Allocation Moderately Aggressive Portfolio Class 3	27,967,439	—	27,967,439	—	27,967,439	27,967,439
SST SA American Century Inflation Managed Portfolio Class 3	21,244,130	—	21,244,130	124,730	21,119,400	21,244,130
SST SA Columbia Focused Value Portfolio Class 3	9,391	—	9,391	—	9,391	9,391
SST SA Franklin Allocation Moderately Aggressive Portfolio Class 3	12,599,621	—	12,599,621	—	12,599,621	12,599,621
SST SA Multi-Managed Mid Cap Growth Portfolio Class 3	9,655	—	9,655	—	9,655	9,655
SST SA Multi-Managed Mid Cap Value Portfolio Class 3	7,172	—	7,172	—	7,172	7,172
SAST SA AB Growth Portfolio Class 1	21,464,981	—	21,464,981	361,372	21,103,609	21,464,981
The accompanying Notes to Financial Statements are an integral part of this statement.

4

FS VARIABLE SEPARATE ACCOUNT
THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2025

Sub-accounts	Investments at Fair Value	Due from (to) General Account, Net	Net Assets	Contract Owners - Annuity Reserves	Contract Owners - Accumulation Reserves	Net Assets Attributable to Contract Owner Reserves
SAST SA AB Growth Portfolio Class 3	$44,468,953	$—	$44,468,953	$—	$44,468,953	$44,468,953
SAST SA AB Small & Mid Cap Value Portfolio Class 3	21,177,354	—	21,177,354	13,128	21,164,226	21,177,354
SAST SA American Funds Asset Allocation Portfolio Class 3	133,562,108	—	133,562,108	—	133,562,108	133,562,108
SAST SA American Funds Global Growth Portfolio Class 3	20,238,238	—	20,238,238	8,548	20,229,690	20,238,238
SAST SA American Funds Growth Portfolio Class 3	70,106,468	—	70,106,468	10,605	70,095,863	70,106,468
SAST SA American Funds Growth-Income Portfolio Class 3	30,832,553	—	30,832,553	6,247	30,826,306	30,832,553
SAST SA American Funds VCP Managed Allocation Portfolio Class 3	192,226,432	—	192,226,432	—	192,226,432	192,226,432
SAST SA BlackRock Multi-Factor 70/30 Portfolio Class 3	8,791,036	—	8,791,036	—	8,791,036	8,791,036
SAST SA Emerging Markets Equity Index Portfolio Class 3	1,607,808	—	1,607,808	—	1,607,808	1,607,808
SAST SA Federated Hermes Corporate Bond Portfolio Class 1	1,183,689	—	1,183,689	9,389	1,174,300	1,183,689
SAST SA Federated Hermes Corporate Bond Portfolio Class 3	64,718,983	—	64,718,983	1,252	64,717,731	64,718,983
SAST SA Fidelity Institutional AM® Global Equities Portfolio Class 1	1,006,446	—	1,006,446	1,591	1,004,855	1,006,446
SAST SA Fidelity Institutional AM® Global Equities Portfolio Class 3	4,847,146	—	4,847,146	—	4,847,146	4,847,146
SAST SA Fidelity Institutional AM® International Growth Portfolio Class 3	2,785,622	—	2,785,622	—	2,785,622	2,785,622
SAST SA Fidelity Institutional AM® Real Estate Portfolio Class 1	565,034	—	565,034	—	565,034	565,034
SAST SA Fidelity Institutional AM® Real Estate Portfolio Class 3	7,908,276	—	7,908,276	1,387	7,906,889	7,908,276
SAST SA Fixed Income Index Portfolio Class 3	9,743,224	—	9,743,224	—	9,743,224	9,743,224
SAST SA Fixed Income Intermediate Index Portfolio Class 3	8,464,597	—	8,464,597	—	8,464,597	8,464,597
SAST SA Franklin BW U.S. Large Cap Value Portfolio Class 1	11,415,395	—	11,415,395	145,844	11,269,551	11,415,395
SAST SA Franklin BW U.S. Large Cap Value Portfolio Class 3	21,025,226	—	21,025,226	1,419	21,023,807	21,025,226
SAST SA Franklin Small Company Value Portfolio Class 3	12,590,550	—	12,590,550	779	12,589,771	12,590,550
SAST SA Franklin Systematic U.S. Large Cap Core Portfolio Class 3	1,201,683	—	1,201,683	—	1,201,683	1,201,683
SAST SA Franklin Systematic U.S. Large Cap Value Portfolio Class 1	1,347,310	—	1,347,310	—	1,347,310	1,347,310
SAST SA Franklin Systematic U.S. Large Cap Value Portfolio Class 3	12,960,941	—	12,960,941	43,219	12,917,722	12,960,941
SAST SA Franklin Tactical Opportunities Portfolio Class 3	10,163,146	—	10,163,146	—	10,163,146	10,163,146
SAST SA Global Index Allocation 60/40 Portfolio Class 3	12,743,881	—	12,743,881	—	12,743,881	12,743,881
SAST SA Global Index Allocation 75/25 Portfolio Class 3	11,885,504	—	11,885,504	—	11,885,504	11,885,504
SAST SA Global Index Allocation 90/10 Portfolio Class 3	29,905,039	—	29,905,039	—	29,905,039	29,905,039
SAST SA Goldman Sachs Government and Quality Bond Portfolio Class 1	1,095,422	—	1,095,422	49,310	1,046,112	1,095,422
SAST SA Goldman Sachs Government and Quality Bond Portfolio Class 3	29,029,471	—	29,029,471	770	29,028,701	29,029,471
SAST SA Goldman Sachs Multi-Asset Insights Portfolio Class 3	9,741,061	—	9,741,061	—	9,741,061	9,741,061
SAST SA Index Allocation 60/40 Portfolio Class 3	30,359,231	—	30,359,231	—	30,359,231	30,359,231
SAST SA Index Allocation 80/20 Portfolio Class 3	80,032,376	—	80,032,376	—	80,032,376	80,032,376
SAST SA Index Allocation 90/10 Portfolio Class 3	155,585,279	—	155,585,279	—	155,585,279	155,585,279
SAST SA International Index Portfolio Class 3	3,693,529	—	3,693,529	—	3,693,529	3,693,529
SAST SA Invesco Growth Opportunities Portfolio Class 1	325,716	—	325,716	—	325,716	325,716
SAST SA Invesco Growth Opportunities Portfolio Class 3	9,620,415	—	9,620,415	936	9,619,479	9,620,415
SAST SA Janus Focused Growth Portfolio Class 1	1,462,075	—	1,462,075	—	1,462,075	1,462,075
SAST SA Janus Focused Growth Portfolio Class 3	13,609,979	—	13,609,979	588	13,609,391	13,609,979
SAST SA JPMorgan Diversified Balanced Portfolio Class 1	3,392,054	—	3,392,054	—	3,392,054	3,392,054
SAST SA JPMorgan Diversified Balanced Portfolio Class 3	21,715,792	—	21,715,792	—	21,715,792	21,715,792
SAST SA JPMorgan Emerging Markets Portfolio Class 1	1,167,860	—	1,167,860	31,998	1,135,862	1,167,860
SAST SA JPMorgan Emerging Markets Portfolio Class 3	7,937,754	—	7,937,754	—	7,937,754	7,937,754
SAST SA JPMorgan Equity-Income Portfolio Class 1	4,745,582	—	4,745,582	6,009	4,739,573	4,745,582
SAST SA JPMorgan Equity-Income Portfolio Class 3	21,951,537	—	21,951,537	—	21,951,537	21,951,537
SAST SA JPMorgan Large Cap Core Portfolio Class 1	1,505,568	—	1,505,568	32,997	1,472,571	1,505,568
SAST SA JPMorgan Large Cap Core Portfolio Class 3	13,524,461	—	13,524,461	—	13,524,461	13,524,461
SAST SA JPMorgan MFS Core Bond Portfolio Class 1	516,241	—	516,241	9,713	506,528	516,241
SAST SA JPMorgan MFS Core Bond Portfolio Class 3	50,888,980	—	50,888,980	13,688	50,875,292	50,888,980
SAST SA JPMorgan Mid-Cap Growth Portfolio Class 1	3,574,005	—	3,574,005	7,511	3,566,494	3,574,005
SAST SA JPMorgan Mid-Cap Growth Portfolio Class 3	28,097,945	—	28,097,945	38,403	28,059,542	28,097,945
SAST SA JPMorgan Ultra-Short Bond Portfolio Class 1	657,973	—	657,973	3,933	654,040	657,973
SAST SA JPMorgan Ultra-Short Bond Portfolio Class 3	24,155,923	—	24,155,923	254,439	23,901,484	24,155,923
SAST SA Large Cap Growth Index Portfolio Class 3	8,459,567	—	8,459,567	—	8,459,567	8,459,567
SAST SA Large Cap Index Portfolio Class 3	12,531,637	—	12,531,637	—	12,531,637	12,531,637
SAST SA Large Cap Value Index Portfolio Class 3	7,472,858	—	7,472,858	—	7,472,858	7,472,858
SAST SA MFS Large Cap Growth Portfolio Class 1	952,530	—	952,530	—	952,530	952,530
SAST SA MFS Large Cap Growth Portfolio Class 3	16,518,341	—	16,518,341	1,139	16,517,202	16,518,341
SAST SA MFS Massachusetts Investors Trust Portfolio Class 1	2,694,138	—	2,694,138	11,270	2,682,868	2,694,138
SAST SA MFS Massachusetts Investors Trust Portfolio Class 3	12,690,081	—	12,690,081	2,049	12,688,032	12,690,081
SAST SA MFS Total Return Portfolio Class 1	2,790,260	—	2,790,260	206,946	2,583,314	2,790,260
SAST SA MFS Total Return Portfolio Class 3	15,672,451	—	15,672,451	1,019	15,671,432	15,672,451
SAST SA Mid Cap Index Portfolio Class 3	7,887,716	—	7,887,716	—	7,887,716	7,887,716
SAST SA Morgan Stanley International Equities Portfolio Class 1	1,026,230	—	1,026,230	—	1,026,230	1,026,230
The accompanying Notes to Financial Statements are an integral part of this statement.

5

FS VARIABLE SEPARATE ACCOUNT
THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2025

Sub-accounts	Investments at Fair Value	Due from (to) General Account, Net	Net Assets	Contract Owners - Annuity Reserves	Contract Owners - Accumulation Reserves	Net Assets Attributable to Contract Owner Reserves
SAST SA Morgan Stanley International Equities Portfolio Class 3	$6,299,864	$—	$6,299,864	$—	$6,299,864	$6,299,864
SAST SA PIMCO Global Bond Opportunities Portfolio Class 1	297,007	—	297,007	2,608	294,399	297,007
SAST SA PIMCO Global Bond Opportunities Portfolio Class 3	19,626,034	—	19,626,034	3,237	19,622,797	19,626,034
SAST SA PIMCO RAE International Value Portfolio Class 3	13,881,841	—	13,881,841	3,249	13,878,592	13,881,841
SAST SA PineBridge High-Yield Bond Portfolio Class 1	1,095,447	—	1,095,447	6,219	1,089,228	1,095,447
SAST SA PineBridge High-Yield Bond Portfolio Class 3	7,654,481	—	7,654,481	648	7,653,833	7,654,481
SAST SA Putnam International Value Portfolio Class 1	2,030,205	—	2,030,205	19,847	2,010,358	2,030,205
SAST SA Putnam International Value Portfolio Class 3	6,526,879	—	6,526,879	—	6,526,879	6,526,879
SAST SA Schroders VCP Global Allocation Portfolio Class 3	45,922,040	—	45,922,040	—	45,922,040	45,922,040
SAST SA Small Cap Index Portfolio Class 3	7,123,048	—	7,123,048	—	7,123,048	7,123,048
SAST SA T. Rowe Price Allocation Moderately Aggressive Portfolio Class 3	60,191,151	—	60,191,151	—	60,191,151	60,191,151
SAST SA T. Rowe Price VCP Balanced Portfolio Class 3	129,386,731	—	129,386,731	—	129,386,731	129,386,731
SAST SA VCP Dynamic Allocation Portfolio Class 3	813,176,412	—	813,176,412	347,674	812,828,738	813,176,412
SAST SA VCP Dynamic Strategy Portfolio Class 3	494,162,063	—	494,162,063	352,888	493,809,175	494,162,063
SAST SA VCP Index Allocation Portfolio Class 3	76,146,794	—	76,146,794	—	76,146,794	76,146,794
SAST SA Wellington Capital Appreciation Portfolio Class 1	14,320,530	—	14,320,530	135,363	14,185,167	14,320,530
SAST SA Wellington Capital Appreciation Portfolio Class 3	85,814,337	—	85,814,337	34,241	85,780,096	85,814,337
SAST SA Wellington Strategic Multi-Asset Portfolio Class 1	200,659	—	200,659	—	200,659	200,659
SAST SA Wellington Strategic Multi-Asset Portfolio Class 3	13,272,996	—	13,272,996	—	13,272,996	13,272,996
VALIC Company I International Equities Index Fund	101,663	—	101,663	—	101,663	101,663
VALIC Company I Mid Cap Index Fund	158,546	—	158,546	—	158,546	158,546
VALIC Company I Nasdaq-100 Index Fund	91,616	—	91,616	—	91,616	91,616
VALIC Company I Small Cap Index Fund	125,495	—	125,495	—	125,495	125,495
VALIC Company I Stock Index Fund	671,142	—	671,142	—	671,142	671,142
The accompanying Notes to Financial Statements are an integral part of this statement.

6

FS VARIABLE SEPARATE ACCOUNT
THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

SCHEDULE OF PORTFOLIO INVESTMENTS
December 31, 2025

Sub-accounts	Shares	Net Asset Value per Share	Shares at Fair Value	Cost of Shares Held	Level*
American Funds IS Asset Allocation Fund Class 2	104,771	$27.05	$2,834,046	$2,720,537	1
American Funds IS Asset Allocation Fund Class 4	217,956	26.77	5,834,687	5,249,719	1
American Funds IS Capital Income Builder Class 4	15,998	14.46	231,338	175,632	1
American Funds IS Capital World Bond Fund Class 4	9,808	9.93	97,398	98,693	1
American Funds IS Global Growth Fund Class 2	101,271	38.11	3,859,420	3,346,738	1
American Funds IS Global Growth Fund Class 4	14,533	37.55	545,719	425,125	1
American Funds IS Global Small Capitalization Fund Class 4	6,957	18.97	131,976	114,555	1
American Funds IS Growth Fund Class 2	40,993	138.80	5,689,825	3,872,053	1
American Funds IS Growth Fund Class 4	5,170	134.39	694,755	488,660	1
American Funds IS Growth-Income Fund Class 2	97,511	66.28	6,463,045	5,094,167	1
American Funds IS Growth-Income Fund Class 4	15,384	64.77	996,448	754,714	1
American Funds IS The Bond Fund of America Class 4	34,435	9.31	320,586	350,352	1
Columbia VP Income Opportunities Fund Class 1	13,728	6.77	92,936	96,158	1
Columbia VP Large Cap Growth Fund Class 1	5,980	56.86	340,048	124,708	1
FTVIP Franklin Allocation VIP Fund Class 2	628,514	5.54	3,481,968	3,207,153	1
FTVIP Franklin Income VIP Fund Class 2	1,149,191	15.16	17,421,734	16,725,434	1
FTVIP Franklin Mutual Global Discovery VIP Fund Class 2	3,761	19.06	71,684	66,651	1
FTVIP Franklin Rising Dividends VIP Fund Class 2	464	28.04	13,007	12,502	1
FTVIP Franklin Strategic Income VIP Fund Class 2	6,086	9.13	55,567	54,723	1
FTVIP Templeton Global Bond VIP Fund Class 2	3,219	13.17	42,394	39,980	1
Goldman Sachs VIT Government Money Market Fund Institutional Shares	123,190	1.00	123,190	123,190	1
Goldman Sachs VIT Government Money Market Fund Service Shares	23,444,860	1.00	23,444,860	23,444,859	1
Invesco V.I. American Franchise Fund Series II	166,822	71.95	12,002,826	9,078,341	1
Invesco V.I. Comstock Fund Series II	819,851	21.29	17,454,626	15,578,076	1
Invesco V.I. Equity and Income Fund Series II	2,415	18.12	43,758	38,572	1
Invesco V.I. Growth and Income Fund Series II	889,147	21.34	18,974,399	16,739,687	1
Lord Abbett Bond Debenture Portfolio Class VC	19,557	10.61	207,499	231,812	1
Lord Abbett Developing Growth Portfolio Class VC	2,861	33.43	95,650	107,769	1
Lord Abbett Fundamental Equity Portfolio Class VC	799	18.98	15,158	12,866	1
Lord Abbett Growth and Income Portfolio Class VC	206,221	41.96	8,653,040	7,386,805	1
Lord Abbett Mid Cap Stock Portfolio Class VC	5,511	26.05	143,565	133,737	1
Lord Abbett Short Duration Income Portfolio Class VC	17,577	13.26	233,070	246,035	1
Lord Abbett Total Return Portfolio Class VC	8,968	14.20	127,342	125,989	1
MFS VIT III Growth Allocation Portfolio Service Class	191,135	10.68	2,041,326	1,987,761	1
PIMCO Emerging Markets Bond Portfolio Advisor Class	53,257	11.42	608,198	577,590	1
PIMCO Total Return Portfolio Advisor Class	3,385,077	9.45	31,988,975	32,042,754	1
PVC Core Plus Bond Account Class 1	596	9.71	5,788	6,552	1
PVC Diversified International Account Class 1	1,281	19.28	24,692	19,818	1
PVC Equity Income Account Class 2	3,976	31.21	124,084	99,742	1
PVC Government & High Quality Bond Account Class 1	40	8.56	342	406	1
PVC Large Cap Growth Account I Class 1	48	45.68	2,209	2,039	1
PVC MidCap Account Class 2	17,798	60.73	1,080,891	919,558	1
PVC Principal Capital Appreciation Account Class 2	2,764	43.51	120,261	89,580	1
PVC SAM Balanced Portfolio Class 2	204,109	15.37	3,137,153	2,857,544	1
PVC SAM Conservative Balanced Portfolio Class 2	2,784	12.20	33,970	32,609	1
PVC SAM Conservative Growth Portfolio Class 2	27,643	23.05	637,176	514,175	1
PVC SAM Flexible Income Portfolio Class 2	7,240	11.63	84,200	87,329	1
PVC SAM Strategic Growth Portfolio Class 2	16,829	27.72	466,498	348,612	1
PVC Short-Term Income Account Class 1	277	2.56	709	704	1
PVC SmallCap Account Class 2	48	16.95	822	663	1
SST SA Allocation Aggressive Portfolio Class 3	2,103,078	16.72	35,163,464	31,499,553	1
SST SA Allocation Balanced Portfolio Class 3	1,637,413	10.15	16,619,746	15,914,849	1
SST SA Allocation Moderate Portfolio Class 3	1,673,068	10.84	18,136,060	17,340,319	1
SST SA Allocation Moderately Aggressive Portfolio Class 3	2,519,589	11.10	27,967,439	26,294,995	1
SST SA American Century Inflation Managed Portfolio Class 3	2,470,248	8.60	21,244,130	22,862,868	1
SST SA Columbia Focused Value Portfolio Class 3	469	20.01	9,391	8,960	1
SST SA Franklin Allocation Moderately Aggressive Portfolio Class 3	879,248	14.33	12,599,621	11,368,842	1
SST SA Multi-Managed Mid Cap Growth Portfolio Class 3	868	11.13	9,655	11,854	1
SST SA Multi-Managed Mid Cap Value Portfolio Class 3	472	15.21	7,172	7,478	1
SAST SA AB Growth Portfolio Class 1	356,088	60.28	21,464,981	18,616,365	1
* Represents the level within the fair value hierarchy under which the portfolio is classified as defined in ASC 820 and described in Note 3 to the financial statements.
The accompanying Notes to Financial Statements are an integral part of this statement.

7

FS VARIABLE SEPARATE ACCOUNT
THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

SCHEDULE OF PORTFOLIO INVESTMENTS
December 31, 2025

Sub-accounts	Shares	Net Asset Value per Share	Shares at Fair Value	Cost of Shares Held	Level*
SAST SA AB Growth Portfolio Class 3	794,798	$55.95	$44,468,953	$42,144,809	1
SAST SA AB Small & Mid Cap Value Portfolio Class 3	1,824,062	11.61	21,177,354	22,626,260	1
SAST SA American Funds Asset Allocation Portfolio Class 3	7,567,258	17.65	133,562,108	119,320,911	1
SAST SA American Funds Global Growth Portfolio Class 3	1,664,329	12.16	20,238,238	19,614,453	1
SAST SA American Funds Growth Portfolio Class 3	3,769,165	18.60	70,106,468	51,632,588	1
SAST SA American Funds Growth-Income Portfolio Class 3	1,960,111	15.73	30,832,553	24,621,436	1
SAST SA American Funds VCP Managed Allocation Portfolio Class 3	11,999,153	16.02	192,226,432	177,888,833	1
SAST SA BlackRock Multi-Factor 70/30 Portfolio Class 3	460,023	19.11	8,791,036	7,116,052	1
SAST SA Emerging Markets Equity Index Portfolio Class 3	86,956	18.49	1,607,808	1,262,195	1
SAST SA Federated Hermes Corporate Bond Portfolio Class 1	100,058	11.83	1,183,689	1,276,201	1
SAST SA Federated Hermes Corporate Bond Portfolio Class 3	5,526,813	11.71	64,718,983	67,427,625	1
SAST SA Fidelity Institutional AM® Global Equities Portfolio Class 1	47,407	21.23	1,006,446	884,797	1
SAST SA Fidelity Institutional AM® Global Equities Portfolio Class 3	232,812	20.82	4,847,146	4,381,808	1
SAST SA Fidelity Institutional AM® International Growth Portfolio Class 3	149,926	18.58	2,785,622	2,456,795	1
SAST SA Fidelity Institutional AM® Real Estate Portfolio Class 1	48,293	11.70	565,034	603,606	1
SAST SA Fidelity Institutional AM® Real Estate Portfolio Class 3	685,293	11.54	7,908,276	8,246,972	1
SAST SA Fixed Income Index Portfolio Class 3	1,021,302	9.54	9,743,224	9,756,516	1
SAST SA Fixed Income Intermediate Index Portfolio Class 3	831,493	10.18	8,464,597	8,221,122	1
SAST SA Franklin BW U.S. Large Cap Value Portfolio Class 1	564,281	20.23	11,415,395	10,703,336	1
SAST SA Franklin BW U.S. Large Cap Value Portfolio Class 3	1,050,736	20.01	21,025,226	19,729,007	1
SAST SA Franklin Small Company Value Portfolio Class 3	780,084	16.14	12,590,550	12,692,544	1
SAST SA Franklin Systematic U.S. Large Cap Core Portfolio Class 3	48,909	24.57	1,201,683	975,893	1
SAST SA Franklin Systematic U.S. Large Cap Value Portfolio Class 1	93,239	14.45	1,347,310	1,147,162	1
SAST SA Franklin Systematic U.S. Large Cap Value Portfolio Class 3	917,264	14.13	12,960,941	10,637,568	1
SAST SA Franklin Tactical Opportunities Portfolio Class 3	719,770	14.12	10,163,146	8,474,797	1
SAST SA Global Index Allocation 60/40 Portfolio Class 3	674,279	18.90	12,743,881	11,718,367	1
SAST SA Global Index Allocation 75/25 Portfolio Class 3	570,048	20.85	11,885,504	10,111,690	1
SAST SA Global Index Allocation 90/10 Portfolio Class 3	1,338,632	22.34	29,905,039	24,335,383	1
SAST SA Goldman Sachs Government and Quality Bond Portfolio Class 1	83,493	13.12	1,095,422	1,210,478	1
SAST SA Goldman Sachs Government and Quality Bond Portfolio Class 3	2,215,990	13.10	29,029,471	30,763,025	1
SAST SA Goldman Sachs Multi-Asset Insights Portfolio Class 3	859,758	11.33	9,741,061	9,268,659	1
SAST SA Index Allocation 60/40 Portfolio Class 3	2,080,825	14.59	30,359,231	26,785,654	1
SAST SA Index Allocation 80/20 Portfolio Class 3	4,775,201	16.76	80,032,376	64,667,652	1
SAST SA Index Allocation 90/10 Portfolio Class 3	8,529,895	18.24	155,585,279	124,341,084	1
SAST SA International Index Portfolio Class 3	226,597	16.30	3,693,529	2,878,091	1
SAST SA Invesco Growth Opportunities Portfolio Class 1	42,633	7.64	325,716	322,989	1
SAST SA Invesco Growth Opportunities Portfolio Class 3	1,498,507	6.42	9,620,415	8,936,668	1
SAST SA Janus Focused Growth Portfolio Class 1	72,958	20.04	1,462,075	1,138,974	1
SAST SA Janus Focused Growth Portfolio Class 3	764,176	17.81	13,609,979	11,929,852	1
SAST SA JPMorgan Diversified Balanced Portfolio Class 1	165,871	20.45	3,392,054	3,416,043	1
SAST SA JPMorgan Diversified Balanced Portfolio Class 3	1,075,039	20.20	21,715,792	20,385,238	1
SAST SA JPMorgan Emerging Markets Portfolio Class 1	110,908	10.53	1,167,860	1,010,170	1
SAST SA JPMorgan Emerging Markets Portfolio Class 3	765,454	10.37	7,937,754	6,171,041	1
SAST SA JPMorgan Equity-Income Portfolio Class 1	155,491	30.52	4,745,582	5,038,324	1
SAST SA JPMorgan Equity-Income Portfolio Class 3	730,500	30.05	21,951,537	24,046,327	1
SAST SA JPMorgan Large Cap Core Portfolio Class 1	63,419	23.74	1,505,568	1,273,952	1
SAST SA JPMorgan Large Cap Core Portfolio Class 3	575,999	23.48	13,524,461	12,249,806	1
SAST SA JPMorgan MFS Core Bond Portfolio Class 1	62,499	8.26	516,241	578,468	1
SAST SA JPMorgan MFS Core Bond Portfolio Class 3	6,236,395	8.16	50,888,980	53,458,324	1
SAST SA JPMorgan Mid-Cap Growth Portfolio Class 1	183,188	19.51	3,574,005	3,783,726	1
SAST SA JPMorgan Mid-Cap Growth Portfolio Class 3	1,679,495	16.73	28,097,945	26,872,608	1
SAST SA JPMorgan Ultra-Short Bond Portfolio Class 1	61,378	10.72	657,973	644,310	1
SAST SA JPMorgan Ultra-Short Bond Portfolio Class 3	2,318,227	10.42	24,155,923	23,944,913	1
SAST SA Large Cap Growth Index Portfolio Class 3	281,516	30.05	8,459,567	7,101,709	1
SAST SA Large Cap Index Portfolio Class 3	311,345	40.25	12,531,637	10,829,173	1
SAST SA Large Cap Value Index Portfolio Class 3	394,971	18.92	7,472,858	7,096,711	1
SAST SA MFS Large Cap Growth Portfolio Class 1	59,053	16.13	952,530	951,351	1
SAST SA MFS Large Cap Growth Portfolio Class 3	1,063,641	15.53	16,518,341	14,790,080	1
SAST SA MFS Massachusetts Investors Trust Portfolio Class 1	169,230	15.92	2,694,138	3,347,961	1
SAST SA MFS Massachusetts Investors Trust Portfolio Class 3	807,257	15.72	12,690,081	15,670,330	1
SAST SA MFS Total Return Portfolio Class 1	156,230	17.86	2,790,260	2,812,991	1
SAST SA MFS Total Return Portfolio Class 3	881,465	17.78	15,672,451	16,025,343	1
SAST SA Mid Cap Index Portfolio Class 3	523,405	15.07	7,887,716	7,339,849	1
SAST SA Morgan Stanley International Equities Portfolio Class 1	96,632	10.62	1,026,230	846,506	1
SAST SA Morgan Stanley International Equities Portfolio Class 3	597,710	10.54	6,299,864	5,550,594	1
* Represents the level within the fair value hierarchy under which the portfolio is classified as defined in ASC 820 and described in Note 3 to the financial statements.
The accompanying Notes to Financial Statements are an integral part of this statement.

8

FS VARIABLE SEPARATE ACCOUNT
THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

SCHEDULE OF PORTFOLIO INVESTMENTS
December 31, 2025

Sub-accounts	Shares	Net Asset Value per Share	Shares at Fair Value	Cost of Shares Held	Level*
SAST SA PIMCO Global Bond Opportunities Portfolio Class 1	31,396	$9.46	$297,007	$336,588	1
SAST SA PIMCO Global Bond Opportunities Portfolio Class 3	2,137,912	9.18	19,626,034	21,424,859	1
SAST SA PIMCO RAE International Value Portfolio Class 3	823,359	16.86	13,881,841	10,820,573	1
SAST SA PineBridge High-Yield Bond Portfolio Class 1	208,657	5.25	1,095,447	1,168,143	1
SAST SA PineBridge High-Yield Bond Portfolio Class 3	1,472,016	5	7,654,481.00	7,646,090	1
SAST SA Putnam International Value Portfolio Class 1	149,170	13.61	2,030,205	1,590,843	1
SAST SA Putnam International Value Portfolio Class 3	477,111	13.68	6,526,879	4,301,733	1
SAST SA Schroders VCP Global Allocation Portfolio Class 3	3,852,520	11.92	45,922,040	39,719,277	1
SAST SA Small Cap Index Portfolio Class 3	518,794	13.73	7,123,048	6,344,638	1
SAST SA T. Rowe Price Allocation Moderately Aggressive Portfolio Class 3	3,650,161	16.49	60,191,151	49,782,857	1
SAST SA T. Rowe Price VCP Balanced Portfolio Class 3	9,929,910	13.03	129,386,731	115,885,731	1
SAST SA VCP Dynamic Allocation Portfolio Class 3	66,490,304	12.23	813,176,412	799,943,506	1
SAST SA VCP Dynamic Strategy Portfolio Class 3	39,002,531	12.67	494,162,063	500,202,935	1
SAST SA VCP Index Allocation Portfolio Class 3	5,674,128	13.42	76,146,794	66,683,818	1
SAST SA Wellington Capital Appreciation Portfolio Class 1	276,886	51.72	14,320,530	10,223,986	1
SAST SA Wellington Capital Appreciation Portfolio Class 3	2,149,119	39.93	85,814,337	48,540,759	1
SAST SA Wellington Strategic Multi-Asset Portfolio Class 1	19,038	10.54	200,659	153,260	1
SAST SA Wellington Strategic Multi-Asset Portfolio Class 3	1,271,360	10.44	13,272,996	10,910,825	1
VALIC Company I International Equities Index Fund	10,086	10.08	101,663	70,114	1
VALIC Company I Mid Cap Index Fund	6,121	25.90	158,546	149,367	1
VALIC Company I Nasdaq-100 Index Fund	3,353	27.32	91,616	64,585	1
VALIC Company I Small Cap Index Fund	7,139	17.58	125,495	114,738	1
VALIC Company I Stock Index Fund	9,868	68.01	671,142	451,627	1
* Represents the level within the fair value hierarchy under which the portfolio is classified as defined in ASC 820 and described in Note 3 to the financial statements.
The accompanying Notes to Financial Statements are an integral part of this statement.

9

FS VARIABLE SEPARATE ACCOUNT
THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	American Funds IS Asset Allocation Fund Class 2	American Funds IS Asset Allocation Fund Class 4	American Funds IS Capital Income Builder Class 4	American Funds IS Capital World Bond Fund Class 4	American Funds IS Global Growth Fund Class 2
For the Year Ended December 31, 2025
From operations:
Dividends	$54,711	$101,240	$5,948	$2,639	$52,678
Mortality and expense risk and administrative charges	(22,887)	(54,193)	(2,461)	(1,129)	(50,749)
Net investment income (loss)	31,824	47,047	3,487	1,510	1,929
Net realized gain (loss)	41,876	(23,696)	2,892	(2,304)	219,104
Capital gain distribution from mutual funds	186,257	393,274	—	—	495,583
Change in unrealized appreciation (depreciation) of investments	115,200	335,529	30,803	7,833	8,070
Increase (decrease) in net assets from operations	375,157	752,154	37,182	7,039	724,686

From contract transactions:
Payments received from contract owners	—	5,660	1,200	—	—
Payments for contract benefits or terminations	(289,028)	(113,730)	(4,602)	(4,014)	(689,726)
Transfers between sub-accounts (including fixed account), net	(7,281)	(86,960)	(3,698)	(3,577)	(135,941)
Contract maintenance charges	(12,399)	(117,002)	(642)	(345)	(14,535)
Adjustments to net assets allocated to contracts in payout period	—	—	—	—	502
Increase (decrease) in net assets from contract transactions	(308,708)	(312,032)	(7,742)	(7,936)	(839,700)

Increase (decrease) in net assets	66,449	440,122	29,440	(897)	(115,014)
Net assets at beginning of period	2,767,597	5,394,565	201,898	98,295	3,974,434
Net assets at end of period	$2,834,046	$5,834,687	$231,338	$97,398	$3,859,420

Beginning units	54,554	278,587	14,153	11,377	49,555
Units issued	109	1,982	92	397	303
Units redeemed	(6,041)	(17,341)	(593)	(1,309)	(9,699)
Ending units	48,622	263,228	13,652	10,465	40,159

For the Year Ended December 31, 2024
From operations:
Dividends	$58,534	$99,790	$7,776	$1,890	$63,105
Mortality and expense risk and administrative charges	(23,608)	(44,371)	(3,257)	(1,201)	(55,605)
Net investment income (loss)	34,926	55,419	4,519	689	7,500
Net realized gain (loss)	47,810	(37,923)	20,544	(1,530)	339,040
Capital gain distribution from mutual funds	117,610	184,417	—	—	119,401
Change in unrealized appreciation (depreciation) of investments	191,207	408,656	3,833	(3,597)	43,366
Increase (decrease) in net assets from operations	391,553	610,569	28,896	(4,438)	509,307

From contract transactions:
Payments received from contract owners	—	1,426,908	750	—	—
Payments for contract benefits or terminations	(283,069)	(238,723)	(142,876)	(7,336)	(925,845)
Transfers between sub-accounts (including fixed account), net	(13,205)	(45,399)	(1,071)	7,076	(28,518)
Contract maintenance charges	(12,694)	(82,940)	(929)	(373)	(14,943)
Adjustments to net assets allocated to contracts in payout period	—	—	—	—	(778)
Increase (decrease) in net assets from contract transactions	(308,968)	1,059,846	(144,126)	(633)	(970,084)

Increase (decrease) in net assets	82,585	1,670,415	(115,230)	(5,071)	(460,777)
Net assets at beginning of period	2,685,012	3,724,150	317,128	103,366	4,435,211
Net assets at end of period	$2,767,597	$5,394,565	$201,898	$98,295	$3,974,434

Beginning units	61,096	221,266	24,056	11,427	62,397
Units issued	70	78,718	199	818	1,272
Units redeemed	(6,612)	(21,397)	(10,102)	(868)	(14,114)
Ending units	54,554	278,587	14,153	11,377	49,555

The accompanying Notes to Financial Statements are an integral part of this statement.

10

FS VARIABLE SEPARATE ACCOUNT
THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	American Funds IS Global Growth Fund Class 4	American Funds IS Global Small Capitalization Fund Class 4	American Funds IS Growth Fund Class 2	American Funds IS Growth Fund Class 4	American Funds IS Growth-Income Fund Class 2
For the Year Ended December 31, 2025
From operations:
Dividends	$6,156	$245	$10,232	$811	$60,009
Mortality and expense risk and administrative charges	(5,906)	(1,500)	(94,184)	(7,579)	(88,649)
Net investment income (loss)	250	(1,255)	(83,952)	(6,768)	(28,640)
Net realized gain (loss)	2,659	(34,792)	1,057,271	4,860	435,155
Capital gain distribution from mutual funds	61,830	2,680	522,867	50,773	1,087,611
Change in unrealized appreciation (depreciation) of investments	26,140	49,252	(345,983)	59,980	(490,978)
Increase (decrease) in net assets from operations	90,879	15,885	1,150,203	108,845	1,003,148

From contract transactions:
Payments for contract benefits or terminations	—	(60,800)	(1,838,761)	—	(942,403)
Transfers between sub-accounts (including fixed account), net	(3,117)	(1,640)	(427,971)	(2,287)	(61,751)
Contract maintenance charges	(35)	(520)	(13,972)	(744)	(14,152)
Adjustments to net assets allocated to contracts in payout period	—	—	492	—	301
Increase (decrease) in net assets from contract transactions	(3,152)	(62,960)	(2,280,212)	(3,031)	(1,018,005)

Increase (decrease) in net assets	87,727	(47,075)	(1,130,009)	105,814	(14,857)
Net assets at beginning of period	457,992	179,051	6,819,834	588,941	6,477,902
Net assets at end of period	$545,719	$131,976	$5,689,825	$694,755	$6,463,045

Beginning units	20,960	12,615	56,345	15,694	87,428
Units issued	—	203	886	2	1,096
Units redeemed	(130)	(4,588)	(17,664)	(72)	(13,463)
Ending units	20,830	8,230	39,567	15,624	75,061

For the Year Ended December 31, 2024
From operations:
Dividends	$6,300	$1,488	$21,632	$605	$70,788
Mortality and expense risk and administrative charges	(5,392)	(2,120)	(95,481)	(4,950)	(89,522)
Net investment income (loss)	908	(632)	(73,849)	(4,345)	(18,734)
Net realized gain (loss)	1,902	(3,285)	648,223	5,173	377,334
Capital gain distribution from mutual funds	13,068	6,512	149,222	7,296	295,337
Change in unrealized appreciation (depreciation) of investments	33,170	(1,008)	1,027,127	96,380	672,571
Increase (decrease) in net assets from operations	49,048	1,587	1,750,723	104,504	1,326,508

From contract transactions:
Payments received from contract owners	2,000	—	—	—	22,082
Payments for contract benefits or terminations	—	(1,424)	(1,349,340)	—	(1,052,853)
Transfers between sub-accounts (including fixed account), net	1,537	4,718	(141,891)	213,824	(108,618)
Contract maintenance charges	(95)	(669)	(15,516)	(814)	(15,226)
Adjustments to net assets allocated to contracts in payout period	—	—	(1,040)	—	(701)
Increase (decrease) in net assets from contract transactions	3,442	2,625	(1,507,787)	213,010	(1,155,316)

Increase (decrease) in net assets	52,490	4,212	242,936	317,514	171,192
Net assets at beginning of period	405,502	174,839	6,576,898	271,427	6,306,710
Net assets at end of period	$457,992	$179,051	$6,819,834	$588,941	$6,477,902

Beginning units	20,792	12,428	70,655	9,382	104,629
Units issued	223	333	644	6,546	990
Units redeemed	(55)	(146)	(14,954)	(234)	(18,191)
Ending units	20,960	12,615	56,345	15,694	87,428

The accompanying Notes to Financial Statements are an integral part of this statement.

11

FS VARIABLE SEPARATE ACCOUNT
THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	American Funds IS Growth-Income Fund Class 4	American Funds IS The Bond Fund of America Class 4	BlackRock 60/40 Target Allocation ETF V.I. Fund Class III	BlackRock Global Allocation V.I. Fund Class III	Columbia VP Income Opportunities Fund Class 1
For the Year Ended December 31, 2025
From operations:
Dividends	$6,818	$12,708	$—	$—	$1,782
Mortality and expense risk and administrative charges	(9,756)	(3,787)	—	—	(1,484)
Net investment income (loss)	(2,938)	8,921	—	—	298
Net realized gain (loss)	3,754	(35,751)	—	—	(1,002)
Capital gain distribution from mutual funds	153,934	—	—	—	—
Change in unrealized appreciation (depreciation) of investments	(13,413)	44,507	—	—	6,644
Increase (decrease) in net assets from operations	141,337	17,677	—	—	5,940

From contract transactions:
Payments for contract benefits or terminations	—	(118,638)	—	—	(3,351)
Transfers between sub-accounts (including fixed account), net	(361)	3,686	—	—	2,399
Contract maintenance charges	(420)	(1,284)	—	—	(684)
Increase (decrease) in net assets from contract transactions	(781)	(116,236)	—	—	(1,636)

Increase (decrease) in net assets	140,556	(98,559)	—	—	4,304
Net assets at beginning of period	855,892	419,145	—	—	88,632
Net assets at end of period	$996,448	$320,586	$—	$—	$92,936

Beginning units	32,204	41,267	—	—	2,958
Units issued	10	891	—	—	108
Units redeemed	(37)	(12,298)	—	—	(166)
Ending units	32,177	29,860	—	—	2,900

For the Year Ended December 31, 2024
From operations:
Dividends	$7,528	$16,646	$—	$11	$4,859
Mortality and expense risk and administrative charges	(8,521)	(4,867)	(189)	(162)	(1,438)
Net investment income (loss)	(993)	11,779	(189)	(151)	3,421
Net realized gain (loss)	3,447	(942)	7,683	(78)	(880)
Capital gain distribution from mutual funds	35,827	—	—	109	—
Change in unrealized appreciation (depreciation) of investments	119,626	(10,395)	(6,427)	1,468	950
Increase (decrease) in net assets from operations	157,907	442	1,067	1,348	3,491

From contract transactions:
Payments received from contract owners	—	39,233	—	—	—
Payments for contract benefits or terminations	—	—	(52,789)	(13,070)	(742)
Transfers between sub-accounts (including fixed account), net	(767)	11,325	2	(71)	3,752
Contract maintenance charges	(662)	(1,713)	—	—	(667)
Increase (decrease) in net assets from contract transactions	(1,429)	48,845	(52,787)	(13,141)	2,343

Increase (decrease) in net assets	156,478	49,287	(51,720)	(11,793)	5,834
Net assets at beginning of period	699,414	369,858	51,720	11,793	82,798
Net assets at end of period	$855,892	$419,145	$—	$—	$88,632

Beginning units	32,262	36,329	3,369	894	2,878
Units issued	—	5,121	—	—	147
Units redeemed	(58)	(183)	(3,369)	(894)	(67)
Ending units	32,204	41,267	—	—	2,958

The accompanying Notes to Financial Statements are an integral part of this statement.

12

FS VARIABLE SEPARATE ACCOUNT
THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	Columbia VP Large Cap Growth Fund Class 1	Columbia VP Limited Duration Credit Fund Class 2	FTVIP Franklin Allocation VIP Fund Class 2	FTVIP Franklin Income VIP Fund Class 2	FTVIP Franklin Mutual Global Discovery VIP Fund Class 2
For the Year Ended December 31, 2025
From operations:
Dividends	$—	$—	$65,072	$849,974	$1,312
Mortality and expense risk and administrative charges	(4,890)	—	(50,168)	(233,612)	(786)
Net investment income (loss)	(4,890)	—	14,904	616,362	526
Net realized gain (loss)	20,996	—	(39,636)	(192,877)	1,051
Capital gain distribution from mutual funds	—	—	137,366	178,661	7,270
Change in unrealized appreciation (depreciation) of investments	27,913	—	225,600	1,174,560	5,243
Increase (decrease) in net assets from operations	44,019	—	338,234	1,776,706	14,090

From contract transactions:
Payments received from contract owners	—	—	31,156	453,217	—
Payments for contract benefits or terminations	(5,223)	—	(397,938)	(1,364,173)	(3,132)
Transfers between sub-accounts (including fixed account), net	7,275	—	39,732	(211,478)	(8,613)
Contract maintenance charges	(1,402)	—	(27,151)	(180,637)	(316)
Increase (decrease) in net assets from contract transactions	650	—	(354,201)	(1,303,071)	(12,061)

Increase (decrease) in net assets	44,669	—	(15,967)	473,635	2,029
Net assets at beginning of period	295,379	—	3,497,935	16,948,099	69,655
Net assets at end of period	$340,048	$—	$3,481,968	$17,421,734	$71,684

Beginning units	8,570	—	190,454	852,926	4,678
Units issued	717	—	5,659	49,749	—
Units redeemed	(652)	—	(24,669)	(112,585)	(733)
Ending units	8,635	—	171,444	790,090	3,945

For the Year Ended December 31, 2024
From operations:
Dividends	$—	$—	$78,748	$930,512	$1,234
Mortality and expense risk and administrative charges	(5,048)	(122)	(54,765)	(243,170)	(829)
Net investment income (loss)	(5,048)	(122)	23,983	687,342	405
Net realized gain (loss)	69,031	49	(74,595)	(205,994)	69
Capital gain distribution from mutual funds	—	—	—	76,238	5,187
Change in unrealized appreciation (depreciation) of investments	17,156	260	334,755	444,597	(3,052)
Increase (decrease) in net assets from operations	81,139	187	284,143	1,002,183	2,609

From contract transactions:
Payments received from contract owners	—	—	2,750	286,055	—
Payments for contract benefits or terminations	(56,626)	(23,155)	(678,902)	(1,790,987)	(6,812)
Transfers between sub-accounts (including fixed account), net	(27,217)	1,044	93	(494,135)	867
Contract maintenance charges	(1,319)	—	(23,987)	(151,709)	(328)
Increase (decrease) in net assets from contract transactions	(85,162)	(22,111)	(700,046)	(2,150,776)	(6,273)

Increase (decrease) in net assets	(4,023)	(21,924)	(415,903)	(1,148,593)	(3,664)
Net assets at beginning of period	299,402	21,924	3,913,838	18,096,692	73,319
Net assets at end of period	$295,379	$—	$3,497,935	$16,948,099	$69,655

Beginning units	11,218	2,090	228,677	963,210	5,099
Units issued	156	99	12,441	65,399	67
Units redeemed	(2,804)	(2,189)	(50,664)	(175,683)	(488)
Ending units	8,570	—	190,454	852,926	4,678

The accompanying Notes to Financial Statements are an integral part of this statement.

13

FS VARIABLE SEPARATE ACCOUNT
THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	FTVIP Franklin Rising Dividends VIP Fund Class 2	FTVIP Franklin Strategic Income VIP Fund Class 2	FTVIP Templeton Global Bond VIP Fund Class 2	Goldman Sachs VIT Government Money Market Fund Institutional Shares	Goldman Sachs VIT Government Money Market Fund Service Shares
For the Year Ended December 31, 2025
From operations:
Dividends	$98	$2,387	$—	$5,265	$1,071,488
Mortality and expense risk and administrative charges	(133)	(530)	(454)	(1,788)	(386,709)
Net investment income (loss)	(35)	1,857	(454)	3,477	684,779
Net realized gain (loss)	28	(23)	23	—	—
Capital gain distribution from mutual funds	1,168	1	—	—	—
Change in unrealized appreciation (depreciation) of investments	62	1,168	5,814	—	—
Increase (decrease) in net assets from operations	1,223	3,003	5,383	3,477	684,779

From contract transactions:
Payments received from contract owners	—	—	—	—	114,304
Payments for contract benefits or terminations	—	—	—	—	(15,892,850)
Transfers between sub-accounts (including fixed account), net	205	4,713	(354)	(26,504)	9,561,967
Contract maintenance charges	(46)	(193)	(180)	(36)	(412,092)
Increase (decrease) in net assets from contract transactions	159	4,520	(534)	(26,540)	(6,628,671)

Increase (decrease) in net assets	1,382	7,523	4,849	(23,063)	(5,943,892)
Net assets at beginning of period	11,625	48,044	37,545	146,253	29,388,752
Net assets at end of period	$13,007	$55,567	$42,394	$123,190	$23,444,860

Beginning units	484	4,451	5,198	13,919	2,853,320
Units issued	17	424	136	—	1,285,618
Units redeemed	(11)	(25)	(205)	(2,509)	(1,915,300)
Ending units	490	4,850	5,129	11,410	2,223,638

For the Year Ended December 31, 2024
From operations:
Dividends	$111	$4,820	$—	$7,277	$1,399,639
Mortality and expense risk and administrative charges	(125)	(956)	(415)	(2,032)	(407,272)
Net investment income (loss)	(14)	3,864	(415)	5,245	992,367
Net realized gain (loss)	857	(518)	(20)	—	—
Capital gain distribution from mutual funds	529	—	—	—	—
Change in unrealized appreciation (depreciation) of investments	(266)	585	(4,272)	—	—
Increase (decrease) in net assets from operations	1,106	3,931	(4,707)	5,245	992,367

From contract transactions:
Payments received from contract owners	—	—	—	—	348,095
Payments for contract benefits or terminations	—	(64,422)	—	(3,039)	(12,752,075)
Transfers between sub-accounts (including fixed account), net	260	2,538	5,408	—	13,317,398
Contract maintenance charges	(59)	(298)	(176)	(49)	(357,205)
Increase (decrease) in net assets from contract transactions	201	(62,182)	5,232	(3,088)	556,213

Increase (decrease) in net assets	1,307	(58,251)	525	2,157	1,548,580
Net assets at beginning of period	10,318	106,295	37,020	144,096	27,840,172
Net assets at end of period	$11,625	$48,044	$37,545	$146,253	$29,388,752

Beginning units	471	10,136	4,492	14,222	2,794,324
Units issued	362	253	729	—	1,908,721
Units redeemed	(349)	(5,938)	(23)	(303)	(1,849,725)
Ending units	484	4,451	5,198	13,919	2,853,320

The accompanying Notes to Financial Statements are an integral part of this statement.

14

FS VARIABLE SEPARATE ACCOUNT
THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	Goldman Sachs VIT Multi-Strategy Alternatives Portfolio Advisor Shares	Goldman Sachs VIT Trend Driven Allocation Fund Service Shares	Invesco V.I. American Franchise Fund Series II	Invesco V.I. American Value Fund Series II	Invesco V.I. Comstock Fund Series II
For the Year Ended December 31, 2025
From operations:
Dividends	$—	$—	$—	$—	$245,106
Mortality and expense risk and administrative charges	—	—	(148,193)	(61)	(230,534)
Net investment income (loss)	—	—	(148,193)	(61)	14,572
Net realized gain (loss)	—	—	227,669	7,785	635,858
Capital gain distribution from mutual funds	—	—	1,155,006	—	1,816,400
Change in unrealized appreciation (depreciation) of investments	—	—	(16,092)	(5,641)	13,297
Increase (decrease) in net assets from operations	—	—	1,218,390	2,083	2,480,127

From contract transactions:
Payments received from contract owners	—	—	333,825	—	381,861
Payments for contract benefits or terminations	—	—	(691,844)	(68,435)	(1,721,912)
Transfers between sub-accounts (including fixed account), net	—	—	330,444	—	(511,283)
Contract maintenance charges	—	—	(176,283)	—	(215,800)
Adjustments to net assets allocated to contracts in payout period	—	—	—	—	(61)
Increase (decrease) in net assets from contract transactions	—	—	(203,858)	(68,435)	(2,067,195)

Increase (decrease) in net assets	—	—	1,014,532	(66,352)	412,932
Net assets at beginning of period	—	—	10,988,294	66,352	17,041,694
Net assets at end of period	$—	$—	$12,002,826	$—	$17,454,626

Beginning units	—	—	189,227	3,328	487,686
Units issued	—	—	36,274	—	33,348
Units redeemed	—	—	(37,688)	(3,328)	(88,413)
Ending units	—	—	187,813	—	432,621

For the Year Ended December 31, 2024
From operations:
Dividends	$—	$—	$—	$478	$258,208
Mortality and expense risk and administrative charges	(542)	(160)	(137,676)	(730)	(233,531)
Net investment income (loss)	(542)	(160)	(137,676)	(252)	24,677
Net realized gain (loss)	(9,246)	(2,343)	(667,852)	(1,318)	538,945
Capital gain distribution from mutual funds	—	—	—	1,432	1,211,167
Change in unrealized appreciation (depreciation) of investments	11,372	4,103	3,723,095	15,525	351,320
Increase (decrease) in net assets from operations	1,584	1,600	2,917,567	15,387	2,126,109

From contract transactions:
Payments received from contract owners	—	—	453,547	—	479,439
Payments for contract benefits or terminations	(7,639)	(45,048)	(663,555)	—	(1,868,187)
Transfers between sub-accounts (including fixed account), net	(164,983)	(1)	(727,917)	(5,463)	120,884
Contract maintenance charges	(2)	—	(137,773)	(117)	(183,096)
Increase (decrease) in net assets from contract transactions	(172,624)	(45,049)	(1,075,698)	(5,580)	(1,450,960)

Increase (decrease) in net assets	(171,040)	(43,449)	1,841,869	9,807	675,149
Net assets at beginning of period	171,040	43,449	9,146,425	56,545	16,366,545
Net assets at end of period	$—	$—	$10,988,294	$66,352	$17,041,694

Beginning units	17,010	3,504	209,595	3,645	531,104
Units issued	—	—	19,970	—	37,359
Units redeemed	(17,010)	(3,504)	(40,338)	(317)	(80,777)
Ending units	—	—	189,227	3,328	487,686

The accompanying Notes to Financial Statements are an integral part of this statement.

15

FS VARIABLE SEPARATE ACCOUNT
THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	Invesco V.I. Equity and Income Fund Series II	Invesco V.I. Growth and Income Fund Series II	Lord Abbett Bond Debenture Portfolio Class VC	Lord Abbett Developing Growth Portfolio Class VC	Lord Abbett Fundamental Equity Portfolio Class VC
For the Year Ended December 31, 2025
From operations:
Dividends	$782	$219,242	$12,030	$163	$62
Mortality and expense risk and administrative charges	(600)	(267,992)	(2,362)	(1,011)	(154)
Net investment income (loss)	182	(48,750)	9,668	(848)	(92)
Net realized gain (loss)	(12,951)	428,564	(115)	(640)	(5)
Capital gain distribution from mutual funds	2,243	1,427,099	—	—	1,409
Change in unrealized appreciation (depreciation) of investments	19,428	575,743	4,040	12,783	437
Increase (decrease) in net assets from operations	8,902	2,382,656	13,593	11,295	1,749

From contract transactions:
Payments received from contract owners	—	205,936	—	—	—
Payments for contract benefits or terminations	(125,675)	(2,072,992)	—	—	—
Transfers between sub-accounts (including fixed account), net	—	(243,030)	1,760	(118)	—
Contract maintenance charges	—	(171,203)	(474)	(21)	—
Adjustments to net assets allocated to contracts in payout period	—	260	—	—	—
Increase (decrease) in net assets from contract transactions	(125,675)	(2,281,029)	1,286	(139)	—

Increase (decrease) in net assets	(116,773)	101,627	14,879	11,156	1,749
Net assets at beginning of period	160,531	18,872,772	192,620	84,494	13,409
Net assets at end of period	$43,758	$18,974,399	$207,499	$95,650	$15,158

Beginning units	9,281	544,871	15,581	4,388	676
Units issued	—	18,475	146	25	—
Units redeemed	(7,005)	(79,116)	(48)	(27)	—
Ending units	2,276	484,230	15,679	4,386	676

For the Year Ended December 31, 2024
From operations:
Dividends	$2,507	$232,494	$10,789	$128	$96
Mortality and expense risk and administrative charges	(1,880)	(283,223)	(2,577)	(1,769)	(339)
Net investment income (loss)	627	(50,729)	8,212	(1,641)	(243)
Net realized gain (loss)	35	431,017	(7,254)	(24,685)	(119)
Capital gain distribution from mutual funds	6,123	1,195,463	—	—	727
Change in unrealized appreciation (depreciation) of investments	8,795	1,018,960	11,190	56,465	5,012
Increase (decrease) in net assets from operations	15,580	2,594,711	12,148	30,139	5,377

From contract transactions:
Payments received from contract owners	—	167,541	7,740	—	—
Payments for contract benefits or terminations	—	(2,484,691)	(27,967)	—	(56,206)
Transfers between sub-accounts (including fixed account), net	(3,511)	(587,726)	(31,527)	(108,810)	(1)
Contract maintenance charges	(311)	(157,778)	(701)	(240)	—
Increase (decrease) in net assets from contract transactions	(3,822)	(3,062,654)	(52,455)	(109,050)	(56,207)

Increase (decrease) in net assets	11,758	(467,943)	(40,307)	(78,911)	(50,830)
Net assets at beginning of period	148,773	19,340,715	232,927	163,405	64,239
Net assets at end of period	$160,531	$18,872,772	$192,620	$84,494	$13,409

Beginning units	9,510	639,048	19,824	10,248	3,734
Units issued	—	21,389	1,339	440	—
Units redeemed	(229)	(115,566)	(5,582)	(6,300)	(3,058)
Ending units	9,281	544,871	15,581	4,388	676

The accompanying Notes to Financial Statements are an integral part of this statement.

16

FS VARIABLE SEPARATE ACCOUNT
THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	Lord Abbett Growth and Income Portfolio Class VC	Lord Abbett Mid Cap Stock Portfolio Class VC	Lord Abbett Short Duration Income Portfolio Class VC	Lord Abbett Total Return Portfolio Class VC	MFS VIT III Growth Allocation Portfolio Service Class
For the Year Ended December 31, 2025
From operations:
Dividends	$47,721	$459	$10,073	$5,727	$24,454
Mortality and expense risk and administrative charges	(121,298)	(1,303)	(2,820)	(1,438)	(16,341)
Net investment income (loss)	(73,577)	(844)	7,253	4,289	8,113
Net realized gain (loss)	208,561	1,145	(318)	(504)	10,610
Capital gain distribution from mutual funds	889,163	11,177	—	—	95,538
Change in unrealized appreciation (depreciation) of investments	204,635	(3,276)	3,118	3,087	59,653
Increase (decrease) in net assets from operations	1,228,782	8,202	10,053	6,872	173,914

From contract transactions:
Payments received from contract owners	173,635	—	—	—	274,689
Payments for contract benefits or terminations	(937,829)	(4,445)	—	(3,526)	(115,311)
Transfers between sub-accounts (including fixed account), net	(244,300)	2,962	3,966	7,498	561,935
Contract maintenance charges	(84,197)	(189)	—	(467)	(39,738)
Adjustments to net assets allocated to contracts in payout period	93	—	—	—	—
Increase (decrease) in net assets from contract transactions	(1,092,598)	(1,672)	3,966	3,505	681,575

Increase (decrease) in net assets	136,184	6,530	14,019	10,377	855,489
Net assets at beginning of period	8,516,856	137,035	219,051	116,965	1,185,837
Net assets at end of period	$8,653,040	$143,565	$233,070	$127,342	$2,041,326

Beginning units	281,002	3,496	20,355	11,427	100,609
Units issued	14,302	107	482	702	68,572
Units redeemed	(47,331)	(143)	(135)	(381)	(12,890)
Ending units	247,973	3,460	20,702	11,748	156,291

For the Year Ended December 31, 2024
From operations:
Dividends	$73,034	$624	$9,725	$5,464	$6,653
Mortality and expense risk and administrative charges	(128,127)	(1,207)	(3,527)	(1,204)	(5,834)
Net investment income (loss)	(55,093)	(583)	6,198	4,260	819
Net realized gain (loss)	345,775	5,718	(7,791)	(702)	(374)
Capital gain distribution from mutual funds	634,235	14,022	—	—	21,198
Change in unrealized appreciation (depreciation) of investments	620,162	(3,107)	12,321	(352)	1,635
Increase (decrease) in net assets from operations	1,545,079	16,050	10,728	3,206	23,278

From contract transactions:
Payments received from contract owners	75,192	21,282	—	58,849	934,142
Payments for contract benefits or terminations	(1,178,906)	(11,556)	(98,617)	(7,037)	—
Transfers between sub-accounts (including fixed account), net	(302,285)	394	6,593	4,082	44,324
Contract maintenance charges	(76,479)	(238)	(20)	(354)	(12,213)
Increase (decrease) in net assets from contract transactions	(1,482,478)	9,882	(92,044)	55,540	966,253

Increase (decrease) in net assets	62,601	25,932	(81,316)	58,746	989,531
Net assets at beginning of period	8,454,255	111,103	300,367	58,219	196,306
Net assets at end of period	$8,516,856	$137,035	$219,051	$116,965	$1,185,837

Beginning units	330,798	3,195	28,957	5,767	18,153
Units issued	18,142	663	624	6,394	83,702
Units redeemed	(67,938)	(362)	(9,226)	(734)	(1,246)
Ending units	281,002	3,496	20,355	11,427	100,609

The accompanying Notes to Financial Statements are an integral part of this statement.

17

FS VARIABLE SEPARATE ACCOUNT
THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	Morgan Stanley VIF Global Infrastructure Portfolio Class II	Neuberger Berman AMT US Equity Index PutWrite Strategy Portfolio Class S	PIMCO Dynamic Bond Portfolio Advisor Class	PIMCO Emerging Markets Bond Portfolio Advisor Class	PIMCO Total Return Portfolio Advisor Class
For the Year Ended December 31, 2025
From operations:
Dividends	$—	$—	$—	$36,472	$1,207,331
Mortality and expense risk and administrative charges	—	—	—	(6,917)	(388,580)
Net investment income (loss)	—	—	—	29,555	818,751
Net realized gain (loss)	—	—	—	(11,363)	(798,425)
Change in unrealized appreciation (depreciation) of investments	—	—	—	49,812	2,139,619
Increase (decrease) in net assets from operations	—	—	—	68,004	2,159,945

From contract transactions:
Payments received from contract owners	—	—	—	18,675	1,034,295
Payments for contract benefits or terminations	—	—	—	(15,559)	(1,603,577)
Transfers between sub-accounts (including fixed account), net	—	—	—	47,691	1,231,561
Contract maintenance charges	—	—	—	(7,156)	(517,089)
Adjustments to net assets allocated to contracts in payout period	—	—	—	—	(561)
Increase (decrease) in net assets from contract transactions	—	—	—	43,651	144,629

Increase (decrease) in net assets	—	—	—	111,655	2,304,574
Net assets at beginning of period	—	—	—	496,543	29,684,401
Net assets at end of period	$—	$—	$—	$608,198	$31,988,975

Beginning units	—	—	—	49,564	3,193,484
Units issued	—	—	—	10,078	478,511
Units redeemed	—	—	—	(6,016)	(468,079)
Ending units	—	—	—	53,626	3,203,916

For the Year Ended December 31, 2024
From operations:
Dividends	$605	$381	$148	$35,506	$1,124,012
Mortality and expense risk and administrative charges	(223)	(43)	(44)	(7,097)	(371,337)
Net investment income (loss)	382	338	104	28,409	752,675
Net realized gain (loss)	(1,907)	580	(515)	(22,501)	(581,203)
Capital gain distribution from mutual funds	—	54	—	—	—
Change in unrealized appreciation (depreciation) of investments	4,137	(557)	540	29,164	149,380
Increase (decrease) in net assets from operations	2,612	415	129	35,072	320,852

From contract transactions:
Payments received from contract owners	—	—	—	—	1,540,823
Payments for contract benefits or terminations	(17,353)	(78)	(5,086)	(174,089)	(1,236,303)
Transfers between sub-accounts (including fixed account), net	(7,615)	(9,616)	(3)	39,334	2,628,802
Contract maintenance charges	(8)	—	(1)	(6,431)	(414,438)
Increase (decrease) in net assets from contract transactions	(24,976)	(9,694)	(5,090)	(141,186)	2,518,884

Increase (decrease) in net assets	(22,364)	(9,279)	(4,961)	(106,114)	2,839,736
Net assets at beginning of period	22,364	9,279	4,961	602,657	26,844,665
Net assets at end of period	$—	$—	$—	$496,543	$29,684,401

Beginning units	1,774	748	466	63,714	2,921,151
Units redeemed	(1,824)	(748)	(466)	(19,057)	(313,797)
Ending units	—	—	—	49,564	3,193,484

The accompanying Notes to Financial Statements are an integral part of this statement.

18

FS VARIABLE SEPARATE ACCOUNT
THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	PVC Core Plus Bond Account Class 1	PVC Diversified International Account Class 1	PVC Equity Income Account Class 2	PVC Government & High Quality Bond Account Class 1	PVC Large Cap Growth Account I Class 1
For the Year Ended December 31, 2025
From operations:
Dividends	$242	$492	$1,992	$12	$—
Mortality and expense risk and administrative charges	(101)	(364)	(2,111)	(7)	(39)
Net investment income (loss)	141	128	(119)	5	(39)
Net realized gain (loss)	(136)	63	7,796	(1)	300
Capital gain distribution from mutual funds	—	1,258	11,831	—	382
Change in unrealized appreciation (depreciation) of investments	320	4,278	(2,527)	14	(417)
Increase (decrease) in net assets from operations	325	5,727	16,981	18	226

From contract transactions:
Payments for contract benefits or terminations	(623)	—	(33,127)	—	(1,163)
Transfers between sub-accounts (including fixed account), net	—	—	1	2	(3)
Contract maintenance charges	—	—	(21)	—	(4)
Increase (decrease) in net assets from contract transactions	(623)	—	(33,147)	2	(1,170)

Increase (decrease) in net assets	(298)	5,727	(16,166)	20	(944)
Net assets at beginning of period	6,086	18,965	140,250	322	3,153
Net assets at end of period	$5,788	$24,692	$124,084	$342	$2,209

Beginning units	647	1,944	4,625	45	155
Units redeemed	(64)	—	(1,015)	—	(56)
Ending units	583	1,944	3,610	45	99

For the Year Ended December 31, 2024
From operations:
Dividends	$199	$604	$2,695	$10	$—
Mortality and expense risk and administrative charges	(121)	(332)	(2,370)	(5)	(47)
Net investment income (loss)	78	272	325	5	(47)
Net realized gain (loss)	(1,522)	281	19,089	(1)	109
Capital gain distribution from mutual funds	—	—	1,384	—	143
Change in unrealized appreciation (depreciation) of investments	1,337	4	(2,073)	(7)	433
Increase (decrease) in net assets from operations	(107)	557	18,725	(3)	638

From contract transactions:
Payments for contract benefits or terminations	(7,590)	(4,813)	(98,345)	—	(514)
Transfers between sub-accounts (including fixed account), net	(7)	(43)	(487)	(1)	(1)
Contract maintenance charges	—	—	(51)	—	(3)
Increase (decrease) in net assets from contract transactions	(7,597)	(4,856)	(98,883)	(1)	(518)

Increase (decrease) in net assets	(7,704)	(4,299)	(80,158)	(4)	120
Net assets at beginning of period	13,790	23,264	220,408	326	3,033
Net assets at end of period	$6,086	$18,965	$140,250	$322	$3,153

Beginning units	1,455	2,444	8,266	45	184
Units redeemed	(808)	(500)	(3,641)	—	(29)
Ending units	647	1,944	4,625	45	155

The accompanying Notes to Financial Statements are an integral part of this statement.

19

FS VARIABLE SEPARATE ACCOUNT
THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	PVC MidCap Account Class 2	PVC Principal Capital Appreciation Account Class 2	PVC SAM Balanced Portfolio Class 2	PVC SAM Conservative Balanced Portfolio Class 2	PVC SAM Conservative Growth Portfolio Class 2
For the Year Ended December 31, 2025
From operations:
Dividends	$940	$390	$66,156	$883	$9,138
Mortality and expense risk and administrative charges	(19,642)	(2,199)	(50,448)	(550)	(9,594)
Net investment income (loss)	(18,702)	(1,809)	15,708	333	(456)
Net realized gain (loss)	7,761	21,142	15,888	46	8,355
Capital gain distribution from mutual funds	147,657	9,063	228,211	770	42,965
Change in unrealized appreciation (depreciation) of investments	(138,573)	(14,885)	86,901	1,772	26,976
Increase (decrease) in net assets from operations	(1,857)	13,511	346,708	2,921	77,840

From contract transactions:
Payments for contract benefits or terminations	(82,127)	(48,749)	(518,969)	—	(35,366)
Transfers between sub-accounts (including fixed account), net	20,739	491	(4,437)	—	(9)
Contract maintenance charges	(667)	(38)	(9,844)	(30)	(84)
Increase (decrease) in net assets from contract transactions	(62,055)	(48,296)	(533,250)	(30)	(35,459)

Increase (decrease) in net assets	(63,912)	(34,785)	(186,542)	2,891	42,381
Net assets at beginning of period	1,144,803	155,046	3,323,695	31,079	594,795
Net assets at end of period	$1,080,891	$120,261	$3,137,153	$33,970	$637,176

Beginning units	23,236	2,791	151,441	2,365	22,213
Units issued	403	9	46	—	—
Units redeemed	(1,664)	(845)	(23,719)	(2)	(1,288)
Ending units	21,975	1,955	127,768	2,363	20,925

For the Year Ended December 31, 2024
From operations:
Dividends	$549	$866	$63,181	$726	$7,473
Mortality and expense risk and administrative charges	(18,109)	(2,479)	(57,803)	(519)	(9,370)
Net investment income (loss)	(17,560)	(1,613)	5,378	207	(1,897)
Net realized gain (loss)	4,921	28,492	(35,102)	18	9,364
Capital gain distribution from mutual funds	95,548	4,738	—	—	—
Change in unrealized appreciation (depreciation) of investments	89,343	1,135	381,905	1,767	64,551
Increase (decrease) in net assets from operations	172,252	32,752	352,181	1,992	72,018

From contract transactions:
Payments for contract benefits or terminations	(14,179)	(69,239)	(500,698)	—	(39,871)
Transfers between sub-accounts (including fixed account), net	46,422	(1,262)	803	1	(1)
Contract maintenance charges	(706)	(69)	(11,690)	(30)	(128)
Increase (decrease) in net assets from contract transactions	31,537	(70,570)	(511,585)	(29)	(40,000)

Increase (decrease) in net assets	203,789	(37,818)	(159,404)	1,963	32,018
Net assets at beginning of period	941,014	192,864	3,483,099	29,116	562,777
Net assets at end of period	$1,144,803	$155,046	$3,323,695	$31,079	$594,795

Beginning units	22,527	4,295	175,520	2,368	23,768
Units issued	1,026	—	1,381	—	—
Units redeemed	(317)	(1,504)	(25,460)	(3)	(1,555)
Ending units	23,236	2,791	151,441	2,365	22,213

The accompanying Notes to Financial Statements are an integral part of this statement.

20

FS VARIABLE SEPARATE ACCOUNT
THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	PVC SAM Flexible Income Portfolio Class 2	PVC SAM Strategic Growth Portfolio Class 2	PVC Short-Term Income Account Class 1	PVC SmallCap Account Class 2	SST SA Allocation Aggressive Portfolio Class 3
For the Year Ended December 31, 2025
From operations:
Dividends	$2,744	$5,149	$36	$1	$598,814
Mortality and expense risk and administrative charges	(1,368)	(6,793)	(120)	(14)	(431,868)
Net investment income (loss)	1,376	(1,644)	(84)	(13)	166,946
Net realized gain (loss)	(87)	6,556	563	64	323,153
Capital gain distribution from mutual funds	—	33,041	—	46	1,018,782
Change in unrealized appreciation (depreciation) of investments	4,787	22,128	(25)	9	3,071,179
Increase (decrease) in net assets from operations	6,076	60,081	454	106	4,580,060

From contract transactions:
Payments received from contract owners	—	—	—	—	1,518,882
Payments for contract benefits or terminations	—	(20,000)	(27,291)	(418)	(2,079,975)
Transfers between sub-accounts (including fixed account), net	—	1	(490)	(3)	(483,722)
Contract maintenance charges	(10)	(428)	(24)	(1)	(548,687)
Increase (decrease) in net assets from contract transactions	(10)	(20,427)	(27,805)	(422)	(1,593,502)

Increase (decrease) in net assets	6,066	39,654	(27,351)	(316)	2,986,558
Net assets at beginning of period	78,134	426,844	28,060	1,138	32,176,906
Net assets at end of period	$84,200	$466,498	$709	$822	$35,163,464

Beginning units	5,860	13,304	3,625	59	1,255,284
Units issued	—	—	—	—	82,514
Units redeemed	(1)	(640)	(3,537)	(21)	(136,766)
Ending units	5,859	12,664	88	38	1,201,032

For the Year Ended December 31, 2024
From operations:
Dividends	$2,190	$4,269	$926	$2	$376,293
Mortality and expense risk and administrative charges	(1,306)	(7,236)	(423)	(30)	(411,868)
Net investment income (loss)	884	(2,967)	503	(28)	(35,575)
Net realized gain (loss)	(139)	17,672	15	(265)	283,754
Capital gain distribution from mutual funds	—	—	—	22	609,302
Change in unrealized appreciation (depreciation) of investments	2,717	50,505	405	200	2,754,856
Increase (decrease) in net assets from operations	3,462	65,210	923	(71)	3,612,337

From contract transactions:
Payments received from contract owners	—	—	—	—	1,444,921
Payments for contract benefits or terminations	—	(67,237)	(191)	(6,847)	(2,326,946)
Transfers between sub-accounts (including fixed account), net	(1)	(87)	1,182	(50)	(368,733)
Contract maintenance charges	(10)	(428)	(24)	(1)	(444,848)
Increase (decrease) in net assets from contract transactions	(11)	(67,752)	967	(6,898)	(1,695,606)

Increase (decrease) in net assets	3,451	(2,542)	1,890	(6,969)	1,916,731
Net assets at beginning of period	74,683	429,386	26,170	8,107	30,260,175
Net assets at end of period	$78,134	$426,844	$28,060	$1,138	$32,176,906

Beginning units	5,861	15,422	3,498	442	1,316,204
Units issued	—	—	156	—	87,089
Units redeemed	(1)	(2,118)	(29)	(383)	(148,009)
Ending units	5,860	13,304	3,625	59	1,255,284

The accompanying Notes to Financial Statements are an integral part of this statement.

21

FS VARIABLE SEPARATE ACCOUNT
THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	SST SA Allocation Balanced Portfolio Class 3	SST SA Allocation Moderate Portfolio Class 3	SST SA Allocation Moderately Aggressive Portfolio Class 3	SST SA American Century Inflation Managed Portfolio Class 3	SST SA Columbia Focused Value Portfolio Class 3
For the Year Ended December 31, 2025
From operations:
Dividends	$403,877	$376,591	$542,836	$760,756	$125
Mortality and expense risk and administrative charges	(226,989)	(247,981)	(362,810)	(288,352)	(89)
Net investment income (loss)	176,888	128,610	180,026	472,404	36
Net realized gain (loss)	2,344	34,172	(75,745)	(653,554)	14
Capital gain distribution from mutual funds	99,846	392,815	760,376	—	1,447
Change in unrealized appreciation (depreciation) of investments	1,250,314	1,386,920	2,461,652	1,188,663	457
Increase (decrease) in net assets from operations	1,529,392	1,942,517	3,326,309	1,007,513	1,954

From contract transactions:
Payments received from contract owners	420,300	91,225	712,704	343,254	—
Payments for contract benefits or terminations	(1,597,477)	(2,362,767)	(2,790,089)	(2,237,211)	—
Transfers between sub-accounts (including fixed account), net	(549,537)	(688,702)	(208,831)	665,795	(1)
Contract maintenance charges	(269,486)	(253,572)	(441,479)	(363,349)	—
Adjustments to net assets allocated to contracts in payout period	—	3,702	—	5,631	—
Increase (decrease) in net assets from contract transactions	(1,996,200)	(3,210,114)	(2,727,695)	(1,585,880)	(1)

Increase (decrease) in net assets	(466,808)	(1,267,597)	598,614	(578,367)	1,953
Net assets at beginning of period	17,086,554	19,403,657	27,368,825	21,822,497	7,438
Net assets at end of period	$16,619,746	$18,136,060	$27,967,439	$21,244,130	$9,391

Beginning units	886,668	885,559	1,193,685	1,909,797	332
Units issued	39,212	10,904	40,183	235,802	—
Units redeemed	(138,639)	(150,109)	(152,044)	(373,256)	—
Ending units	787,241	746,354	1,081,824	1,772,343	332

For the Year Ended December 31, 2024
From operations:
Dividends	$315,995	$318,258	$400,082	$778,517	$145
Mortality and expense risk and administrative charges	(243,273)	(267,138)	(356,562)	(309,390)	(80)
Net investment income (loss)	72,722	51,120	43,520	469,127	65
Net realized gain (loss)	(301,636)	(250,649)	(190,688)	(485,741)	14
Capital gain distribution from mutual funds	—	179,956	459,500	—	816
Change in unrealized appreciation (depreciation) of investments	1,398,933	1,724,633	2,262,954	61,804	(144)
Increase (decrease) in net assets from operations	1,170,019	1,705,060	2,575,286	45,190	751

From contract transactions:
Payments received from contract owners	485,863	89,561	522,255	548,081	—
Payments for contract benefits or terminations	(2,601,094)	(2,120,643)	(1,158,358)	(2,845,924)	—
Transfers between sub-accounts (including fixed account), net	208,863	62,815	(487,642)	1,471,467	2
Contract maintenance charges	(231,496)	(225,769)	(367,112)	(321,088)	—
Increase (decrease) in net assets from contract transactions	(2,137,864)	(2,194,036)	(1,490,857)	(1,147,464)	2

Increase (decrease) in net assets	(967,845)	(488,976)	1,084,429	(1,102,274)	753
Net assets at beginning of period	18,054,399	19,892,633	26,284,396	22,924,771	6,685
Net assets at end of period	$17,086,554	$19,403,657	$27,368,825	$21,822,497	$7,438

Beginning units	998,525	990,946	1,250,593	2,013,421	332
Units issued	43,644	13,291	57,328	229,946	—
Units redeemed	(155,501)	(118,678)	(114,236)	(333,570)	—
Ending units	886,668	885,559	1,193,685	1,909,797	332

The accompanying Notes to Financial Statements are an integral part of this statement.

22

FS VARIABLE SEPARATE ACCOUNT
THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	SST SA Franklin Allocation Moderately Aggressive Portfolio Class 3	SST SA Multi-Managed Diversified Fixed Income Portfolio Class 3	SST SA Multi-Managed International Equity Portfolio Class 3	SST SA Multi-Managed Large Cap Growth Portfolio Class 3	SST SA Multi-Managed Mid Cap Growth Portfolio Class 3
For the Year Ended December 31, 2025
From operations:
Dividends	$159,309	$—	$—	$—	$—
Mortality and expense risk and administrative charges	(156,384)	—	—	(122)	(103)
Net investment income (loss)	2,925	—	—	(122)	(103)
Net realized gain (loss)	317,951	—	—	(1,571)	(27)
Capital gain distribution from mutual funds	1,555,356	—	—	—	1,410
Change in unrealized appreciation (depreciation) of investments	(49,142)	—	—	(2,297)	(652)
Increase (decrease) in net assets from operations	1,827,090	—	—	(3,990)	628

From contract transactions:
Payments received from contract owners	218,415	—	—	—	—
Payments for contract benefits or terminations	(987,308)	—	—	(47,376)	—
Transfers between sub-accounts (including fixed account), net	(466,974)	—	—	(1)	—
Contract maintenance charges	(204,391)	—	—	—	—
Increase (decrease) in net assets from contract transactions	(1,440,258)	—	—	(47,377)	—

Increase (decrease) in net assets	386,832	—	—	(51,367)	628
Net assets at beginning of period	12,212,789	—	—	51,367	9,027
Net assets at end of period	$12,599,621	$—	$—	$—	$9,655

Beginning units	630,963	—	—	1,587	337
Units issued	19,345	—	—	—	—
Units redeemed	(89,627)	—	—	(1,587)	—
Ending units	560,681	—	—	—	337

For the Year Ended December 31, 2024
From operations:
Dividends	$161,112	$220	$—	$—	$—
Mortality and expense risk and administrative charges	(152,346)	(528)	(316)	(550)	(90)
Net investment income (loss)	8,766	(308)	(316)	(550)	(90)
Net realized gain (loss)	243,168	(16,323)	2,889	(326)	(37)
Capital gain distribution from mutual funds	—	—	—	7,010	—
Change in unrealized appreciation (depreciation) of investments	1,558,444	15,468	(25)	8,328	1,727
Increase (decrease) in net assets from operations	1,810,378	(1,163)	2,548	14,462	1,600

From contract transactions:
Payments received from contract owners	753,598	—	—	—	—
Payments for contract benefits or terminations	(598,372)	(105,291)	(42,764)	—	—
Transfers between sub-accounts (including fixed account), net	1,026,164	5,164	(31)	(8,529)	1
Contract maintenance charges	(161,894)	—	—	—	—
Increase (decrease) in net assets from contract transactions	1,019,496	(100,127)	(42,795)	(8,529)	1

Increase (decrease) in net assets	2,829,874	(101,290)	(40,247)	5,933	1,601
Net assets at beginning of period	9,382,915	101,290	40,247	45,434	7,426
Net assets at end of period	$12,212,789	$—	$—	$51,367	$9,027

Beginning units	569,597	10,218	3,054	1,867	337
Units issued	143,703	530	7	18	—
Units redeemed	(82,337)	(10,748)	(3,061)	(298)	—
Ending units	630,963	—	—	1,587	337

The accompanying Notes to Financial Statements are an integral part of this statement.

23

FS VARIABLE SEPARATE ACCOUNT
THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	SST SA Multi-Managed Mid Cap Value Portfolio Class 3	SAST SA AB Growth Portfolio Class 1	SAST SA AB Growth Portfolio Class 3	SAST SA AB Small & Mid Cap Value Portfolio Class 3	SAST SA American Funds Asset Allocation Portfolio Class 3
For the Year Ended December 31, 2025
From operations:
Dividends	$53	$—	$—	$113,909	$2,488,614
Mortality and expense risk and administrative charges	(75)	(333,693)	(602,142)	(299,039)	(1,757,424)
Net investment income (loss)	(22)	(333,693)	(602,142)	(185,130)	731,190
Net realized gain (loss)	—	1,647,466	53,416	(200,917)	4,253,863
Capital gain distribution from mutual funds	1,034	3,058,193	6,579,902	2,340,139	7,388,619
Change in unrealized appreciation (depreciation) of investments	(614)	(1,969,460)	(1,219,148)	(1,763,140)	5,397,149
Increase (decrease) in net assets from operations	398	2,402,506	4,812,028	190,952	17,770,821

From contract transactions:
Payments received from contract owners	—	6,360	2,145,874	251,776	1,031,714
Payments for contract benefits or terminations	—	(3,838,136)	(4,111,974)	(2,025,206)	(17,170,504)
Transfers between sub-accounts (including fixed account), net	—	(486,252)	(1,233,791)	1,496,160	(2,621,150)
Contract maintenance charges	—	(2,753)	(488,218)	(220,189)	(2,097,659)
Adjustments to net assets allocated to contracts in payout period	—	(29,029)	—	5,787	—
Increase (decrease) in net assets from contract transactions	—	(4,349,810)	(3,688,109)	(491,672)	(20,857,599)

Increase (decrease) in net assets	398	(1,947,304)	1,123,919	(300,720)	(3,086,778)
Net assets at beginning of period	6,774	23,412,285	43,345,034	21,478,074	136,648,886
Net assets at end of period	$7,172	$21,464,981	$44,468,953	$21,177,354	$133,562,108

Beginning units	337	144,537	539,867	579,586	4,884,215
Units issued	—	2,477	55,769	58,461	93,327
Units redeemed	—	(28,809)	(83,076)	(69,530)	(791,270)
Ending units	337	118,205	512,560	568,517	4,186,272

For the Year Ended December 31, 2024
From operations:
Dividends	$57	$—	$—	$91,756	$2,426,955
Mortality and expense risk and administrative charges	(72)	(347,745)	(579,954)	(314,009)	(1,797,374)
Net investment income (loss)	(15)	(347,745)	(579,954)	(222,253)	629,581
Net realized gain (loss)	1	798,069	771,314	258,746	1,723,013
Capital gain distribution from mutual funds	470	2,295,954	4,536,631	1,400,553	5,410,827
Change in unrealized appreciation (depreciation) of investments	300	1,964,811	3,696,025	238,953	10,995,698
Increase (decrease) in net assets from operations	756	4,711,089	8,424,016	1,675,999	18,759,119

From contract transactions:
Payments received from contract owners	—	6,420	2,600,039	169,445	1,748,946
Payments for contract benefits or terminations	—	(1,742,519)	(2,885,734)	(2,322,925)	(13,164,392)
Transfers between sub-accounts (including fixed account), net	—	(184,763)	(1,528,910)	198,759	(268,717)
Contract maintenance charges	—	(2,989)	(372,681)	(195,954)	(1,803,476)
Adjustments to net assets allocated to contracts in payout period	—	106	—	—	—
Increase (decrease) in net assets from contract transactions	—	(1,923,745)	(2,187,286)	(2,150,675)	(13,487,639)

Increase (decrease) in net assets	756	2,787,344	6,236,730	(474,676)	5,271,480
Net assets at beginning of period	6,018	20,624,941	37,108,304	21,952,750	131,377,406
Net assets at end of period	$6,774	$23,412,285	$43,345,034	$21,478,074	$136,648,886

Beginning units	337	157,927	553,749	638,667	5,385,628
Units issued	—	1,098	69,718	47,255	192,599
Units redeemed	—	(14,488)	(83,600)	(106,336)	(694,012)
Ending units	337	144,537	539,867	579,586	4,884,215

The accompanying Notes to Financial Statements are an integral part of this statement.

24

FS VARIABLE SEPARATE ACCOUNT
THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	SAST SA American Funds Global Growth Portfolio Class 3	SAST SA American Funds Growth Portfolio Class 3	SAST SA American Funds Growth-Income Portfolio Class 3	SAST SA American Funds VCP Managed Allocation Portfolio Class 3	SAST SA BlackRock Multi-Factor 70/30 Portfolio Class 3
For the Year Ended December 31, 2025
From operations:
Dividends	$247,922	$59,213	$243,544	$2,412,512	$137,660
Mortality and expense risk and administrative charges	(284,853)	(905,529)	(412,925)	(2,605,297)	(109,033)
Net investment income (loss)	(36,931)	(846,316)	(169,381)	(192,785)	28,627
Net realized gain (loss)	224,063	846,600	1,130,436	3,129,564	47,875
Capital gain distribution from mutual funds	1,845,752	3,812,460	2,242,520	7,789,655	175,741
Change in unrealized appreciation (depreciation) of investments	1,568,347	7,708,122	1,278,767	6,545,597	740,516
Increase (decrease) in net assets from operations	3,601,231	11,520,866	4,482,342	17,272,031	992,759

From contract transactions:
Payments received from contract owners	69,513	1,987,543	295,459	3,637,358	301,575
Payments for contract benefits or terminations	(1,926,037)	(4,024,613)	(2,460,213)	(21,603,281)	(165,170)
Transfers between sub-accounts (including fixed account), net	(1,056,909)	(1,802,038)	(863,000)	2,760,222	(250,113)
Contract maintenance charges	(241,265)	(827,582)	(316,985)	(3,355,289)	(145,971)
Adjustments to net assets allocated to contracts in payout period	(294)	(1,664)	(1,022)	—	—
Increase (decrease) in net assets from contract transactions	(3,154,992)	(4,668,354)	(3,345,761)	(18,560,990)	(259,679)

Increase (decrease) in net assets	446,239	6,852,512	1,136,581	(1,288,959)	733,080
Net assets at beginning of period	19,791,999	63,253,956	29,695,972	193,515,391	8,057,956
Net assets at end of period	$20,238,238	$70,106,468	$30,832,553	$192,226,432	$8,791,036

Beginning units	543,667	1,047,265	732,471	9,579,562	661,976
Units issued	13,928	85,678	27,601	565,834	39,143
Units redeemed	(93,439)	(152,420)	(105,234)	(1,442,252)	(59,370)
Ending units	464,156	980,523	654,838	8,703,144	641,749

For the Year Ended December 31, 2024
From operations:
Dividends	$110,103	$39,475	$256,095	$2,098,714	$—
Mortality and expense risk and administrative charges	(287,987)	(814,358)	(402,196)	(2,692,464)	(102,249)
Net investment income (loss)	(177,884)	(774,883)	(146,101)	(593,750)	(102,249)
Net realized gain (loss)	422,683	149,437	944,017	5,926,573	(18,353)
Capital gain distribution from mutual funds	2,093,010	4,243,761	1,528,309	24,075,845	—
Change in unrealized appreciation (depreciation) of investments	(133,259)	11,591,566	3,400,723	(512,099)	884,234
Increase (decrease) in net assets from operations	2,204,550	15,209,881	5,726,948	28,896,569	763,632

From contract transactions:
Payments received from contract owners	166,702	3,703,050	1,449,902	2,873,193	522,086
Payments for contract benefits or terminations	(1,943,415)	(3,879,370)	(2,346,650)	(22,406,735)	(185,782)
Transfers between sub-accounts (including fixed account), net	39,778	(3,748,280)	(1,240,610)	(3,873,021)	(130,860)
Contract maintenance charges	(208,241)	(634,577)	(261,532)	(2,802,052)	(116,933)
Increase (decrease) in net assets from contract transactions	(1,945,176)	(4,559,177)	(2,398,890)	(26,208,615)	88,511

Increase (decrease) in net assets	259,374	10,650,704	3,328,058	2,687,954	852,143
Net assets at beginning of period	19,532,625	52,603,252	26,367,914	190,827,437	7,205,813
Net assets at end of period	$19,791,999	$63,253,956	$29,695,972	$193,515,391	$8,057,956

Beginning units	599,740	1,129,460	796,567	10,945,468	653,922
Units issued	37,827	98,931	61,334	447,549	58,884
Units redeemed	(93,900)	(181,126)	(125,430)	(1,813,455)	(50,830)
Ending units	543,667	1,047,265	732,471	9,579,562	661,976

The accompanying Notes to Financial Statements are an integral part of this statement.

25

FS VARIABLE SEPARATE ACCOUNT
THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	SAST SA BlackRock VCP Global Multi Asset Portfolio Class 3	SAST SA Emerging Markets Equity Index Portfolio Class 3	SAST SA Federated Hermes Corporate Bond Portfolio Class 1	SAST SA Federated Hermes Corporate Bond Portfolio Class 3	SAST SA Fidelity Institutional AM® Global Equities Portfolio Class 1
For the Year Ended December 31, 2025
From operations:
Dividends	$1,476,874	$23,178	$41,883	$2,136,713	$11,295
Mortality and expense risk and administrative charges	(305,609)	(20,282)	(17,995)	(848,251)	(14,916)
Net investment income (loss)	1,171,265	2,896	23,888	1,288,462	(3,621)
Net realized gain (loss)	(5,525,404)	(16,625)	(19,360)	(1,654,392)	20,172
Capital gain distribution from mutual funds	—	—	—	—	172,050
Change in unrealized appreciation (depreciation) of investments	2,974,423	443,448	57,772	3,621,940	(4,696)
Increase (decrease) in net assets from operations	(1,379,716)	429,719	62,300	3,256,010	183,905

From contract transactions:
Payments received from contract owners	404,911	13,031	328	1,647,143	—
Payments for contract benefits or terminations	(2,696,522)	(41,750)	(62,682)	(5,949,778)	(77,954)
Transfers between sub-accounts (including fixed account), net	(66,317,500)	(259,532)	(10,828)	3,057,232	(58,101)
Contract maintenance charges	(361,415)	(20,387)	(211)	(978,011)	(159)
Adjustments to net assets allocated to contracts in payout period	—	—	6,752	182	489
Increase (decrease) in net assets from contract transactions	(68,970,526)	(308,638)	(66,641)	(2,223,232)	(135,725)

Increase (decrease) in net assets	(70,350,242)	121,081	(4,341)	1,032,778	48,180
Net assets at beginning of period	70,350,242	1,486,727	1,188,030	63,686,205	958,266
Net assets at end of period	$—	$1,607,808	$1,183,689	$64,718,983	$1,006,446

Beginning units	5,467,532	155,042	36,395	3,310,605	17,092
Units issued	99,571	7,557	590	431,935	26
Units redeemed	(5,567,103)	(34,758)	(2,592)	(541,334)	(2,202)
Ending units	—	127,841	34,393	3,201,206	14,916

For the Year Ended December 31, 2024
From operations:
Dividends	$937,373	$27,205	$40,015	$1,951,494	$13,273
Mortality and expense risk and administrative charges	(995,893)	(18,969)	(17,238)	(838,055)	(15,464)
Net investment income (loss)	(58,520)	8,236	22,777	1,113,439	(2,191)
Net realized gain (loss)	(609,793)	(31,339)	(16,700)	(1,025,876)	(96)
Capital gain distribution from mutual funds	—	—	—	—	70,812
Change in unrealized appreciation (depreciation) of investments	5,324,878	86,812	(1,100)	356,182	114,149
Increase (decrease) in net assets from operations	4,656,565	63,709	4,977	443,745	182,674

From contract transactions:
Payments received from contract owners	1,301,168	21,843	259	2,386,662	—
Payments for contract benefits or terminations	(9,154,117)	(46,551)	(89,880)	(5,150,558)	(161,570)
Transfers between sub-accounts (including fixed account), net	2,024,893	43,170	148,317	7,310,542	1,062
Contract maintenance charges	(1,044,785)	(16,064)	(241)	(798,791)	(189)
Increase (decrease) in net assets from contract transactions	(6,872,841)	2,398	58,455	3,747,855	(160,697)

Increase (decrease) in net assets	(2,216,276)	66,107	63,432	4,191,600	21,977
Net assets at beginning of period	72,566,518	1,420,620	1,124,598	59,494,605	936,289
Net assets at end of period	$70,350,242	$1,486,727	$1,188,030	$63,686,205	$958,266

Beginning units	6,002,610	154,337	34,727	3,104,329	20,006
Units issued	408,966	16,482	4,445	605,085	309
Units redeemed	(944,044)	(15,777)	(2,777)	(398,809)	(3,223)
Ending units	5,467,532	155,042	36,395	3,310,605	17,092

The accompanying Notes to Financial Statements are an integral part of this statement.

26

FS VARIABLE SEPARATE ACCOUNT
THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	SAST SA Fidelity Institutional AM® Global Equities Portfolio Class 3	SAST SA Fidelity Institutional AM® International Growth Portfolio Class 3	SAST SA Fidelity Institutional AM® Real Estate Portfolio Class 1	SAST SA Fidelity Institutional AM® Real Estate Portfolio Class 3	SAST SA Fixed Income Index Portfolio Class 3
For the Year Ended December 31, 2025
From operations:
Dividends	$43,250	$18,706	$15,872	$167,773	$278,908
Mortality and expense risk and administrative charges	(60,033)	(34,577)	(9,297)	(115,798)	(126,961)
Net investment income (loss)	(16,783)	(15,871)	6,575	51,975	151,947
Net realized gain (loss)	48,235	(24,474)	(10,235)	(109,193)	(348,667)
Capital gain distribution from mutual funds	828,755	333,819	47,320	563,236	—
Change in unrealized appreciation (depreciation) of investments	(18,551)	125,203	(42,879)	(517,982)	631,333
Increase (decrease) in net assets from operations	841,656	418,677	781	(11,964)	434,613

From contract transactions:
Payments received from contract owners	35,456	82,643	—	26,454	73,293
Payments for contract benefits or terminations	(156,061)	(80,656)	(79,664)	(879,534)	(1,399,945)
Transfers between sub-accounts (including fixed account), net	(55,616)	(240,819)	(16,418)	641,892	846,805
Contract maintenance charges	(54,907)	(40,968)	(92)	(82,803)	(160,731)
Adjustments to net assets allocated to contracts in payout period	—	—	—	105	—
Increase (decrease) in net assets from contract transactions	(231,128)	(279,800)	(96,174)	(293,886)	(640,578)

Increase (decrease) in net assets	610,528	138,877	(95,393)	(305,850)	(205,965)
Net assets at beginning of period	4,236,618	2,646,745	660,427	8,214,126	9,949,189
Net assets at end of period	$4,847,146	$2,785,622	$565,034	$7,908,276	$9,743,224

Beginning units	151,995	185,564	13,393	362,898	1,029,823
Units issued	10,257	16,315	2,071	44,043	233,541
Units redeemed	(17,116)	(34,249)	(4,002)	(53,624)	(300,458)
Ending units	145,136	167,630	11,462	353,317	962,906

For the Year Ended December 31, 2024
From operations:
Dividends	$46,207	$2,861	$14,974	$161,111	$248,473
Mortality and expense risk and administrative charges	(56,206)	(32,374)	(10,288)	(125,974)	(125,796)
Net investment income (loss)	(9,999)	(29,513)	4,686	35,137	122,677
Net realized gain (loss)	33,534	(28,826)	(1,509)	(21,336)	(402,231)
Capital gain distribution from mutual funds	294,288	34,467	—	—	—
Change in unrealized appreciation (depreciation) of investments	413,303	173,490	39,931	523,784	241,420
Increase (decrease) in net assets from operations	731,126	149,618	43,108	537,585	(38,134)

From contract transactions:
Payments received from contract owners	286,802	77,823	—	18,114	281,444
Payments for contract benefits or terminations	(360,835)	(114,543)	(44,778)	(1,149,215)	(666,073)
Transfers between sub-accounts (including fixed account), net	(9,327)	150,483	(17,492)	98,834	587,127
Contract maintenance charges	(43,924)	(33,166)	(99)	(78,551)	(128,112)
Increase (decrease) in net assets from contract transactions	(127,284)	80,597	(62,369)	(1,110,818)	74,386

Increase (decrease) in net assets	603,842	230,215	(19,261)	(573,233)	36,252
Net assets at beginning of period	3,632,776	2,416,530	679,688	8,787,359	9,912,937
Net assets at end of period	$4,236,618	$2,646,745	$660,427	$8,214,126	$9,949,189

Beginning units	153,609	179,945	14,656	412,043	1,021,280
Units issued	23,489	20,567	69	44,789	264,578
Units redeemed	(25,103)	(14,948)	(1,332)	(93,934)	(256,035)
Ending units	151,995	185,564	13,393	362,898	1,029,823

The accompanying Notes to Financial Statements are an integral part of this statement.

27

FS VARIABLE SEPARATE ACCOUNT
THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	SAST SA Fixed Income Intermediate Index Portfolio Class 3	SAST SA Franklin BW U.S. Large Cap Value Portfolio Class 1	SAST SA Franklin BW U.S. Large Cap Value Portfolio Class 3	SAST SA Franklin Small Company Value Portfolio Class 3	SAST SA Franklin Systematic U.S. Large Cap Core Portfolio Class 3
For the Year Ended December 31, 2025
From operations:
Dividends	$215,465	$214,731	$349,412	$101,083	$3,247
Mortality and expense risk and administrative charges	(107,298)	(171,603)	(284,695)	(182,351)	(16,487)
Net investment income (loss)	108,167	43,128	64,717	(81,268)	(13,240)
Net realized gain (loss)	(48,792)	147,869	288,330	(151,810)	87,185
Capital gain distribution from mutual funds	—	1,652,085	3,099,645	1,021,046	83,416
Change in unrealized appreciation (depreciation) of investments	332,213	(195,450)	(575,090)	(215,074)	69,832
Increase (decrease) in net assets from operations	391,588	1,647,632	2,877,602	572,894	227,193

From contract transactions:
Payments received from contract owners	431,447	18,491	826,221	245,895	30,160
Payments for contract benefits or terminations	(1,137,684)	(1,873,989)	(1,817,588)	(1,536,444)	(43,371)
Transfers between sub-accounts (including fixed account), net	(430,782)	(195,042)	(657,776)	317,300	1,674
Contract maintenance charges	(131,558)	(1,691)	(173,610)	(112,340)	(19,172)
Adjustments to net assets allocated to contracts in payout period	—	18,812	193	109	—
Increase (decrease) in net assets from contract transactions	(1,268,577)	(2,033,419)	(1,822,560)	(1,085,480)	(30,709)

Increase (decrease) in net assets	(876,989)	(385,787)	1,055,042	(512,586)	196,484
Net assets at beginning of period	9,341,586	11,801,182	19,970,184	13,103,136	1,005,199
Net assets at end of period	$8,464,597	$11,415,395	$21,025,226	$12,590,550	$1,201,683

Beginning units	936,164	101,502	459,858	471,263	52,832
Units issued	123,632	731	43,583	36,682	19,610
Units redeemed	(250,778)	(17,144)	(75,555)	(75,944)	(18,201)
Ending units	809,018	85,089	427,886	432,001	54,241

For the Year Ended December 31, 2024
From operations:
Dividends	$225,315	$253,239	$385,022	$96,543	$4,656
Mortality and expense risk and administrative charges	(111,136)	(197,507)	(292,831)	(192,518)	(12,165)
Net investment income (loss)	114,179	55,732	92,191	(95,975)	(7,509)
Net realized gain (loss)	(92,580)	339,714	96,976	29,465	19,271
Capital gain distribution from mutual funds	—	122,895	210,691	350,002	23,966
Change in unrealized appreciation (depreciation) of investments	91,235	1,575,677	2,798,375	988,658	185,785
Increase (decrease) in net assets from operations	112,834	2,094,018	3,198,233	1,272,150	221,513

From contract transactions:
Payments received from contract owners	733,584	73,666	234,447	99,925	64,396
Payments for contract benefits or terminations	(404,436)	(3,008,753)	(2,105,118)	(1,277,149)	(66,903)
Transfers between sub-accounts (including fixed account), net	814,619	(69,417)	(910,789)	180,010	7,373
Contract maintenance charges	(112,713)	(1,857)	(153,025)	(101,814)	(11,536)
Increase (decrease) in net assets from contract transactions	1,031,054	(3,006,366)	(2,934,485)	(1,099,028)	(6,670)

Increase (decrease) in net assets	1,143,888	(912,348)	263,748	173,122	214,843
Net assets at beginning of period	8,197,698	12,713,530	19,706,436	12,930,014	790,356
Net assets at end of period	$9,341,586	$11,801,182	$19,970,184	$13,103,136	$1,005,199

Beginning units	832,610	127,942	528,677	512,774	53,311
Units issued	229,274	1,533	23,365	42,879	10,997
Units redeemed	(125,720)	(27,973)	(92,184)	(84,390)	(11,476)
Ending units	936,164	101,502	459,858	471,263	52,832

The accompanying Notes to Financial Statements are an integral part of this statement.

28

FS VARIABLE SEPARATE ACCOUNT
THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	SAST SA Franklin Systematic U.S. Large Cap Value Portfolio Class 1	SAST SA Franklin Systematic U.S. Large Cap Value Portfolio Class 3	SAST SA Franklin Tactical Opportunities Portfolio Class 3	SAST SA Global Index Allocation 60/40 Portfolio Class 3	SAST SA Global Index Allocation 75/25 Portfolio Class 3
For the Year Ended December 31, 2025
From operations:
Dividends	$15,126	$122,422	$120,236	$213,827	$172,781
Mortality and expense risk and administrative charges	(19,219)	(172,628)	(128,272)	(162,478)	(140,929)
Net investment income (loss)	(4,093)	(50,206)	(8,036)	51,349	31,852
Net realized gain (loss)	1,924	(27,727)	128,667	320,051	181,926
Capital gain distribution from mutual funds	54,449	555,192	506,343	700,298	514,573
Change in unrealized appreciation (depreciation) of investments	130,050	1,329,524	610,991	557,644	966,386
Increase (decrease) in net assets from operations	182,330	1,806,783	1,237,965	1,629,342	1,694,737

From contract transactions:
Payments received from contract owners	—	171,684	382,184	242,229	726,031
Payments for contract benefits or terminations	(18,790)	(1,243,132)	(405,331)	(1,204,613)	(479,177)
Transfers between sub-accounts (including fixed account), net	(36,104)	(668,676)	105,135	(52,612)	(124,875)
Contract maintenance charges	(138)	(148,490)	(163,162)	(209,650)	(177,438)
Adjustments to net assets allocated to contracts in payout period	—	(4,298)	—	—	—
Increase (decrease) in net assets from contract transactions	(55,032)	(1,892,912)	(81,174)	(1,224,646)	(55,459)

Increase (decrease) in net assets	127,298	(86,129)	1,156,791	404,696	1,639,278
Net assets at beginning of period	1,220,012	13,047,070	9,006,355	12,339,185	10,246,226
Net assets at end of period	$1,347,310	$12,960,941	$10,163,146	$12,743,881	$11,885,504

Beginning units	21,918	280,901	622,270	938,910	738,620
Units issued	1,657	18,216	43,382	35,048	53,694
Units redeemed	(2,555)	(57,960)	(47,483)	(121,939)	(55,595)
Ending units	21,020	241,157	618,169	852,019	736,719

For the Year Ended December 31, 2024
From operations:
Dividends	$15,224	$138,710	$12,090	$234,940	$131,360
Mortality and expense risk and administrative charges	(18,259)	(184,438)	(115,768)	(164,866)	(127,815)
Net investment income (loss)	(3,035)	(45,728)	(103,678)	70,074	3,545
Net realized gain (loss)	(7,897)	(238,967)	120,223	163,249	117,573
Capital gain distribution from mutual funds	—	—	27,429	346,627	212,035
Change in unrealized appreciation (depreciation) of investments	209,622	2,627,800	838,102	293,234	499,863
Increase (decrease) in net assets from operations	198,690	2,343,105	882,076	873,184	833,016

From contract transactions:
Payments received from contract owners	—	31,780	944,301	108,560	507,387
Payments for contract benefits or terminations	(53,364)	(1,870,877)	(369,487)	(535,006)	(401,504)
Transfers between sub-accounts (including fixed account), net	(6,280)	(530,871)	(214,400)	11,131	204,315
Contract maintenance charges	(157)	(125,562)	(124,785)	(179,476)	(136,511)
Increase (decrease) in net assets from contract transactions	(59,801)	(2,495,530)	235,629	(594,791)	173,687

Increase (decrease) in net assets	138,889	(152,425)	1,117,705	278,393	1,006,703
Net assets at beginning of period	1,081,123	13,199,495	7,888,650	12,060,792	9,239,523
Net assets at end of period	$1,220,012	$13,047,070	$9,006,355	$12,339,185	$10,246,226

Beginning units	23,023	340,198	604,948	984,074	724,865
Units issued	6	16,692	76,286	44,421	56,297
Units redeemed	(1,111)	(75,989)	(58,964)	(89,585)	(42,542)
Ending units	21,918	280,901	622,270	938,910	738,620

The accompanying Notes to Financial Statements are an integral part of this statement.

29

FS VARIABLE SEPARATE ACCOUNT
THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	SAST SA Global Index Allocation 90/10 Portfolio Class 3	SAST SA Goldman Sachs Government and Quality Bond Portfolio Class 1	SAST SA Goldman Sachs Government and Quality Bond Portfolio Class 3	SAST SA Goldman Sachs Multi-Asset Insights Portfolio Class 3	SAST SA Index Allocation 60/40 Portfolio Class 3
For the Year Ended December 31, 2025
From operations:
Dividends	$405,818	$48,689	$1,108,249	$232,259	$461,284
Mortality and expense risk and administrative charges	(365,076)	(17,405)	(402,402)	(127,959)	(403,382)
Net investment income (loss)	40,742	31,284	705,847	104,300	57,902
Net realized gain (loss)	1,084,464	(50,332)	(981,874)	67,591	1,152,644
Capital gain distribution from mutual funds	1,346,843	—	—	987,809	1,632,680
Change in unrealized appreciation (depreciation) of investments	2,448,196	74,363	1,647,937	343,793	506,033
Increase (decrease) in net assets from operations	4,920,245	55,315	1,371,910	1,503,493	3,349,259

From contract transactions:
Payments received from contract owners	415,422	4,976	623,803	126,489	401,722
Payments for contract benefits or terminations	(1,890,815)	(114,815)	(3,264,002)	(727,338)	(3,789,904)
Transfers between sub-accounts (including fixed account), net	(637,757)	797	1,655,499	(189,185)	313,333
Contract maintenance charges	(497,146)	(233)	(407,095)	(147,693)	(483,530)
Adjustments to net assets allocated to contracts in payout period	—	2,550	112	—	—
Increase (decrease) in net assets from contract transactions	(2,610,296)	(106,725)	(1,391,683)	(937,727)	(3,558,379)

Increase (decrease) in net assets	2,309,949	(51,410)	(19,773)	565,766	(209,120)
Net assets at beginning of period	27,595,090	1,146,832	29,049,244	9,175,295	30,568,351
Net assets at end of period	$29,905,039	$1,095,422	$29,029,471	$9,741,061	$30,359,231

Beginning units	1,897,713	52,849	2,269,562	639,898	1,910,951
Units issued	35,187	10,365	297,323	13,335	66,830
Units redeemed	(198,180)	(15,478)	(399,716)	(73,682)	(277,465)
Ending units	1,734,720	47,736	2,167,169	579,551	1,700,316

For the Year Ended December 31, 2024
From operations:
Dividends	$361,350	$46,455	$1,065,221	$399,752	$365,851
Mortality and expense risk and administrative charges	(346,753)	(18,182)	(412,314)	(126,405)	(407,277)
Net investment income (loss)	14,597	28,273	652,907	273,347	(41,426)
Net realized gain (loss)	541,046	(25,223)	(944,586)	84,463	571,517
Capital gain distribution from mutual funds	672,418	—	—	433,650	933,588
Change in unrealized appreciation (depreciation) of investments	1,372,633	(7,144)	157,738	226,138	1,590,045
Increase (decrease) in net assets from operations	2,600,694	(4,094)	(133,941)	1,017,598	3,053,724

From contract transactions:
Payments received from contract owners	926,021	25,297	888,178	636,271	720,212
Payments for contract benefits or terminations	(1,328,852)	(173,055)	(3,605,352)	(421,523)	(2,057,953)
Transfers between sub-accounts (including fixed account), net	306,189	75,210	2,647,224	(432,804)	(16,812)
Contract maintenance charges	(392,095)	(249)	(346,383)	(121,697)	(402,991)
Increase (decrease) in net assets from contract transactions	(488,737)	(72,797)	(416,333)	(339,753)	(1,757,544)

Increase (decrease) in net assets	2,111,957	(76,891)	(550,274)	677,845	1,296,180
Net assets at beginning of period	25,483,133	1,223,723	29,599,518	8,497,450	29,272,171
Net assets at end of period	$27,595,090	$1,146,832	$29,049,244	$9,175,295	$30,568,351

Beginning units	1,931,420	56,371	2,294,731	662,664	2,021,376
Units issued	99,524	5,258	394,825	54,798	67,839
Units redeemed	(133,231)	(8,780)	(419,994)	(77,564)	(178,264)
Ending units	1,897,713	52,849	2,269,562	639,898	1,910,951

The accompanying Notes to Financial Statements are an integral part of this statement.

30

FS VARIABLE SEPARATE ACCOUNT
THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	SAST SA Index Allocation 80/20 Portfolio Class 3	SAST SA Index Allocation 90/10 Portfolio Class 3	SAST SA International Index Portfolio Class 3	SAST SA Invesco Growth Opportunities Portfolio Class 1	SAST SA Invesco Growth Opportunities Portfolio Class 3
For the Year Ended December 31, 2025
From operations:
Dividends	$1,015,253	$1,852,414	$67,850	$—	$—
Mortality and expense risk and administrative charges	(1,007,530)	(1,918,848)	(43,042)	(2,846)	(132,080)
Net investment income (loss)	7,723	(66,434)	24,808	(2,846)	(132,080)
Net realized gain (loss)	3,462,833	6,782,719	89,927	31,196	(1,073,296)
Capital gain distribution from mutual funds	5,093,360	8,678,473	—	557	46,726
Change in unrealized appreciation (depreciation) of investments	1,660,531	6,884,955	741,943	(21,464)	1,654,785
Increase (decrease) in net assets from operations	10,224,447	22,279,713	856,678	7,443	496,135

From contract transactions:
Payments received from contract owners	634,520	4,157,624	46,783	—	103,271
Payments for contract benefits or terminations	(7,033,041)	(14,362,285)	(165,437)	(36,322)	(922,799)
Transfers between sub-accounts (including fixed account), net	(382,979)	50,287	38,119	196,375	445,810
Contract maintenance charges	(1,260,510)	(2,396,190)	(44,340)	(36)	(120,872)
Adjustments to net assets allocated to contracts in payout period	—	—	—	—	130
Increase (decrease) in net assets from contract transactions	(8,042,010)	(12,550,564)	(124,875)	160,017	(494,460)

Increase (decrease) in net assets	2,182,437	9,729,149	731,803	167,460	1,675
Net assets at beginning of period	77,849,939	145,856,130	2,961,726	158,256	9,618,740
Net assets at end of period	$80,032,376	$155,585,279	$3,693,529	$325,716	$9,620,415

Beginning units	4,246,467	7,517,670	248,026	8,706	339,681
Units issued	95,777	278,152	51,066	17,622	39,277
Units redeemed	(513,224)	(863,737)	(59,532)	(9,181)	(60,152)
Ending units	3,829,020	6,932,085	239,560	17,147	318,806

For the Year Ended December 31, 2024
From operations:
Dividends	$858,640	$1,562,135	$69,360	$—	$—
Mortality and expense risk and administrative charges	(1,026,335)	(1,820,272)	(34,313)	(3,308)	(136,846)
Net investment income (loss)	(167,695)	(258,137)	35,047	(3,308)	(136,846)
Net realized gain (loss)	2,652,538	3,467,530	23,329	(60,680)	(915,268)
Capital gain distribution from mutual funds	2,547,021	4,759,601	—	—	—
Change in unrealized appreciation (depreciation) of investments	4,869,972	10,981,879	(33,895)	91,628	2,359,853
Increase (decrease) in net assets from operations	9,901,836	18,950,873	24,481	27,640	1,307,739

From contract transactions:
Payments received from contract owners	1,501,025	6,229,769	317,299	—	97,193
Payments for contract benefits or terminations	(7,124,407)	(8,472,547)	(86,592)	(20,649)	(910,410)
Transfers between sub-accounts (including fixed account), net	(1,312,070)	1,135,913	285,975	(123,296)	(89,160)
Contract maintenance charges	(1,063,151)	(1,899,588)	(28,259)	(39)	(105,142)
Increase (decrease) in net assets from contract transactions	(7,998,603)	(3,006,453)	488,423	(143,984)	(1,007,519)

Increase (decrease) in net assets	1,903,233	15,944,420	512,904	(116,344)	300,220
Net assets at beginning of period	75,946,706	129,911,710	2,448,822	274,600	9,318,520
Net assets at end of period	$77,849,939	$145,856,130	$2,961,726	$158,256	$9,618,740

Beginning units	4,696,448	7,668,380	208,422	17,321	379,181
Units issued	144,902	471,726	52,187	—	16,977
Units redeemed	(594,883)	(622,436)	(12,583)	(8,615)	(56,477)
Ending units	4,246,467	7,517,670	248,026	8,706	339,681

The accompanying Notes to Financial Statements are an integral part of this statement.

31

FS VARIABLE SEPARATE ACCOUNT
THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	SAST SA Janus Focused Growth Portfolio Class 1	SAST SA Janus Focused Growth Portfolio Class 3	SAST SA JPMorgan Diversified Balanced Portfolio Class 1	SAST SA JPMorgan Diversified Balanced Portfolio Class 3	SAST SA JPMorgan Emerging Markets Portfolio Class 1
For the Year Ended December 31, 2025
From operations:
Dividends	$—	$—	$72,846	$402,712	$20,440
Mortality and expense risk and administrative charges	(18,617)	(172,217)	(54,640)	(284,867)	(11,850)
Net investment income (loss)	(18,617)	(172,217)	18,206	117,845	8,590
Net realized gain (loss)	10,402	497,559	(27,129)	48,050	46,792
Capital gain distribution from mutual funds	259,680	2,651,795	114,595	720,189	—
Change in unrealized appreciation (depreciation) of investments	(38,866)	(862,890)	272,053	1,377,096	171,988
Increase (decrease) in net assets from operations	212,599	2,114,247	377,725	2,263,180	227,370

From contract transactions:
Payments received from contract owners	12,441	448,119	—	364,607	—
Payments for contract benefits or terminations	(5,857)	(824,033)	(616,511)	(2,411,330)	(143,177)
Transfers between sub-accounts (including fixed account), net	(189)	213,565	10,337	104,190	401,360
Contract maintenance charges	(383)	(153,499)	(754)	(294,250)	(152)
Adjustments to net assets allocated to contracts in payout period	—	84	(1,180)	—	(86)
Increase (decrease) in net assets from contract transactions	6,012	(315,764)	(608,108)	(2,236,783)	257,945

Increase (decrease) in net assets	218,611	1,798,483	(230,383)	26,397	485,315
Net assets at beginning of period	1,243,464	11,811,496	3,622,437	21,689,395	682,545
Net assets at end of period	$1,462,075	$13,609,979	$3,392,054	$21,715,792	$1,167,860

Beginning units	21,270	229,068	94,981	879,296	32,227
Units issued	256	42,717	5,930	36,556	17,130
Units redeemed	(104)	(45,552)	(20,962)	(124,728)	(8,275)
Ending units	21,422	226,233	79,949	791,124	41,082

For the Year Ended December 31, 2024
From operations:
Dividends	$—	$—	$64,182	$337,822	$22,254
Mortality and expense risk and administrative charges	(16,080)	(155,925)	(55,743)	(299,633)	(12,080)
Net investment income (loss)	(16,080)	(155,925)	8,439	38,189	10,174
Net realized gain (loss)	7,468	(62,269)	(9,026)	(134,544)	29,180
Capital gain distribution from mutual funds	53,565	568,928	—	—	—
Change in unrealized appreciation (depreciation) of investments	215,419	2,268,164	276,274	1,775,900	32,913
Increase (decrease) in net assets from operations	260,372	2,618,898	275,687	1,679,545	72,267

From contract transactions:
Payments received from contract owners	—	399,391	—	601,050	—
Payments for contract benefits or terminations	(5,174)	(885,843)	(195,047)	(2,853,276)	(131,114)
Transfers between sub-accounts (including fixed account), net	32,356	(491,459)	20,476	216,329	(36,548)
Contract maintenance charges	(373)	(112,402)	(798)	(248,226)	(152)
Increase (decrease) in net assets from contract transactions	26,809	(1,090,313)	(175,369)	(2,284,123)	(167,814)

Increase (decrease) in net assets	287,181	1,528,585	100,318	(604,578)	(95,547)
Net assets at beginning of period	956,283	10,282,911	3,522,119	22,293,973	778,092
Net assets at end of period	$1,243,464	$11,811,496	$3,622,437	$21,689,395	$682,545

Beginning units	20,729	252,522	99,615	972,865	40,027
Units issued	656	20,985	563	65,691	583
Units redeemed	(115)	(44,439)	(5,197)	(159,260)	(8,383)
Ending units	21,270	229,068	94,981	879,296	32,227

The accompanying Notes to Financial Statements are an integral part of this statement.

32

FS VARIABLE SEPARATE ACCOUNT
THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	SAST SA JPMorgan Emerging Markets Portfolio Class 3	SAST SA JPMorgan Equity-Income Portfolio Class 1	SAST SA JPMorgan Equity-Income Portfolio Class 3	SAST SA JPMorgan Large Cap Core Portfolio Class 1	SAST SA JPMorgan Large Cap Core Portfolio Class 3
For the Year Ended December 31, 2025
From operations:
Dividends	$174,609	$103,696	$436,178	$6,626	$22,198
Mortality and expense risk and administrative charges	(113,101)	(74,001)	(289,812)	(25,182)	(171,217)
Net investment income (loss)	61,508	29,695	146,366	(18,556)	(149,019)
Net realized gain (loss)	81,978	47,178	(457,334)	53,370	25,967
Capital gain distribution from mutual funds	—	756,400	3,571,591	167,004	1,350,300
Change in unrealized appreciation (depreciation) of investments	2,155,727	(236,658)	(658,611)	3,021	391,856
Increase (decrease) in net assets from operations	2,299,213	596,615	2,602,012	204,839	1,619,104

From contract transactions:
Payments received from contract owners	80,338	1,314	387,763	—	731,302
Payments for contract benefits or terminations	(770,114)	(1,028,245)	(1,538,256)	(273,713)	(1,045,657)
Transfers between sub-accounts (including fixed account), net	(1,084,088)	24,801	(557,572)	(20,679)	390,270
Contract maintenance charges	(80,506)	(927)	(274,619)	(153)	(159,146)
Adjustments to net assets allocated to contracts in payout period	—	(2,149)	—	1,546	—
Increase (decrease) in net assets from contract transactions	(1,854,370)	(1,005,206)	(1,982,684)	(292,999)	(83,231)

Increase (decrease) in net assets	444,843	(408,591)	619,328	(88,160)	1,535,873
Net assets at beginning of period	7,492,911	5,154,173	21,332,209	1,593,728	11,988,588
Net assets at end of period	$7,937,754	$4,745,582	$21,951,537	$1,505,568	$13,524,461

Beginning units	520,154	52,152	632,659	20,904	290,810
Units issued	19,215	981	43,249	3,565	46,811
Units redeemed	(127,492)	(10,605)	(98,804)	(6,953)	(46,347)
Ending units	411,877	42,528	577,104	17,516	291,274

For the Year Ended December 31, 2024
From operations:
Dividends	$201,967	$127,071	$468,810	$5,889	$18,210
Mortality and expense risk and administrative charges	(108,953)	(81,692)	(289,341)	(24,042)	(152,647)
Net investment income (loss)	93,014	45,379	179,469	(18,153)	(134,437)
Net realized gain (loss)	14,335	82,535	(328,732)	51,633	47,282
Change in unrealized appreciation (depreciation) of investments	530,212	62,664	850,644	107,308	1,055,321
Increase (decrease) in net assets from operations	637,561	555,861	2,190,145	306,268	2,180,536

From contract transactions:
Payments received from contract owners	56,763	1,118	477,956	—	419,301
Payments for contract benefits or terminations	(750,594)	(583,100)	(1,875,222)	(85,487)	(916,557)
Transfers between sub-accounts (including fixed account), net	186,521	(42,631)	(624,593)	(104,680)	414,455
Contract maintenance charges	(68,741)	(1,048)	(231,929)	(212)	(117,645)
Increase (decrease) in net assets from contract transactions	(576,051)	(625,661)	(2,253,788)	(190,379)	(200,446)

Increase (decrease) in net assets	61,510	(69,800)	(63,643)	115,889	1,980,090
Net assets at beginning of period	7,431,401	5,223,973	21,395,852	1,477,839	10,008,498
Net assets at end of period	$7,492,911	$5,154,173	$21,332,209	$1,593,728	$11,988,588

Beginning units	559,115	58,666	704,560	23,637	294,427
Units issued	46,702	711	68,899	673	47,598
Units redeemed	(85,663)	(7,225)	(140,800)	(3,406)	(51,215)
Ending units	520,154	52,152	632,659	20,904	290,810

The accompanying Notes to Financial Statements are an integral part of this statement.

33

FS VARIABLE SEPARATE ACCOUNT
THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	SAST SA JPMorgan MFS Core Bond Portfolio Class 1	SAST SA JPMorgan MFS Core Bond Portfolio Class 3	SAST SA JPMorgan Mid-Cap Growth Portfolio Class 1	SAST SA JPMorgan Mid-Cap Growth Portfolio Class 3	SAST SA JPMorgan Ultra-Short Bond Portfolio Class 1
For the Year Ended December 31, 2025
From operations:
Dividends	$20,077	$1,827,509	$—	$—	$27,070
Mortality and expense risk and administrative charges	(7,970)	(691,944)	(56,601)	(383,136)	(10,116)
Net investment income (loss)	12,107	1,135,565	(56,601)	(383,136)	16,954
Net realized gain (loss)	(7,915)	(1,552,527)	(249,473)	(2,027,574)	7,513
Capital gain distribution from mutual funds	—	—	251,832	2,205,898	—
Change in unrealized appreciation (depreciation) of investments	24,796	3,108,812	313,186	2,066,734	(4,445)
Increase (decrease) in net assets from operations	28,988	2,691,850	258,944	1,861,922	20,022

From contract transactions:
Payments received from contract owners	—	494,293	4,920	425,339	8,254
Payments for contract benefits or terminations	(76,388)	(5,610,591)	(500,975)	(2,402,418)	(74,595)
Transfers between sub-accounts (including fixed account), net	39,842	1,109,718	(108,518)	858,276	(7,886)
Contract maintenance charges	(82)	(802,863)	(515)	(308,662)	(441)
Adjustments to net assets allocated to contracts in payout period	514	2,673	6,197	(62)	1,443
Increase (decrease) in net assets from contract transactions	(36,114)	(4,806,770)	(598,891)	(1,427,527)	(73,225)

Increase (decrease) in net assets	(7,126)	(2,114,920)	(339,947)	434,395	(53,203)
Net assets at beginning of period	523,367	53,003,900	3,913,952	27,663,550	711,176
Net assets at end of period	$516,241	$50,888,980	$3,574,005	$28,097,945	$657,973

Beginning units	17,861	3,576,350	76,802	555,555	59,264
Units issued	1,421	395,203	3,405	54,106	9,026
Units redeemed	(2,610)	(726,598)	(14,318)	(79,742)	(15,089)
Ending units	16,672	3,244,955	65,889	529,919	53,201

For the Year Ended December 31, 2024
From operations:
Dividends	$20,902	$1,847,374	$—	$—	$29,706
Mortality and expense risk and administrative charges	(8,972)	(745,805)	(60,148)	(373,458)	(13,571)
Net investment income (loss)	11,930	1,101,569	(60,148)	(373,458)	16,135
Net realized gain (loss)	(10,317)	(896,299)	2,784	(1,702,940)	10,908
Change in unrealized appreciation (depreciation) of investments	2,816	(4,558)	519,759	5,225,623	5,979
Increase (decrease) in net assets from operations	4,429	200,712	462,395	3,149,225	33,022

From contract transactions:
Payments received from contract owners	—	1,287,921	4,948	398,164	1,266
Payments for contract benefits or terminations	(86,475)	(6,049,688)	(459,682)	(1,809,686)	(21,533)
Transfers between sub-accounts (including fixed account), net	8,098	4,786,754	103,472	743,161	(233,426)
Contract maintenance charges	(69)	(711,224)	(601)	(251,146)	(464)
Increase (decrease) in net assets from contract transactions	(78,446)	(686,237)	(351,863)	(919,507)	(254,157)

Increase (decrease) in net assets	(74,017)	(485,525)	110,532	2,229,718	(221,135)
Net assets at beginning of period	597,384	53,489,425	3,803,420	25,433,832	932,311
Net assets at end of period	$523,367	$53,003,900	$3,913,952	$27,663,550	$711,176

Beginning units	20,508	3,623,925	83,983	575,689	80,509
Units issued	440	541,676	3,701	54,122	5,984
Units redeemed	(3,087)	(589,251)	(10,882)	(74,256)	(27,229)
Ending units	17,861	3,576,350	76,802	555,555	59,264

The accompanying Notes to Financial Statements are an integral part of this statement.

34

FS VARIABLE SEPARATE ACCOUNT
THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	SAST SA JPMorgan Ultra-Short Bond Portfolio Class 3	SAST SA Large Cap Growth Index Portfolio Class 3	SAST SA Large Cap Index Portfolio Class 3	SAST SA Large Cap Value Index Portfolio Class 3	SAST SA MFS Large Cap Growth Portfolio Class 1
For the Year Ended December 31, 2025
From operations:
Dividends	$1,141,892	$7,604	$108,103	$100,225	$—
Mortality and expense risk and administrative charges	(323,067)	(97,550)	(153,478)	(92,843)	(15,324)
Net investment income (loss)	818,825	(89,946)	(45,375)	7,382	(15,324)
Net realized gain (loss)	220,865	452,106	398,082	596	156,969
Capital gain distribution from mutual funds	—	1,177,967	1,461,444	603,645	198,310
Change in unrealized appreciation (depreciation) of investments	(320,933)	(121,225)	39,488	161,785	(216,784)
Increase (decrease) in net assets from operations	718,757	1,418,902	1,853,639	773,408	123,171

From contract transactions:
Payments received from contract owners	3,042,176	253,647	231,741	169,763	1,428
Payments for contract benefits or terminations	(3,674,463)	(485,098)	(927,521)	(568,198)	(190,793)
Transfers between sub-accounts (including fixed account), net	2,916,826	123,585	(170,963)	(6,146)	(303,840)
Contract maintenance charges	(410,844)	(106,076)	(134,112)	(107,698)	(68)
Adjustments to net assets allocated to contracts in payout period	3,883	—	—	—	—
Increase (decrease) in net assets from contract transactions	1,877,578	(213,942)	(1,000,855)	(512,279)	(493,273)

Increase (decrease) in net assets	2,596,335	1,204,960	852,784	261,129	(370,102)
Net assets at beginning of period	21,559,588	7,254,607	11,678,853	7,211,729	1,322,632
Net assets at end of period	$24,155,923	$8,459,567	$12,531,637	$7,472,858	$952,530

Beginning units	2,357,503	294,230	510,375	398,596	40,386
Units issued	789,008	56,678	38,901	25,902	7,122
Units redeemed	(580,136)	(64,698)	(76,150)	(52,933)	(22,192)
Ending units	2,566,375	286,210	473,126	371,565	25,316

For the Year Ended December 31, 2024
From operations:
Dividends	$793,911	$27,006	$123,139	$62,499	$1,040
Mortality and expense risk and administrative charges	(296,322)	(77,060)	(141,026)	(89,845)	(17,764)
Net investment income (loss)	497,589	(50,054)	(17,887)	(27,346)	(16,724)
Net realized gain (loss)	151,195	18,935	411,873	85,775	48,932
Capital gain distribution from mutual funds	—	229,914	584,120	562,814	141,332
Change in unrealized appreciation (depreciation) of investments	143,742	1,523,692	1,309,160	61,642	157,772
Increase (decrease) in net assets from operations	792,526	1,722,487	2,287,266	682,885	331,312

From contract transactions:
Payments received from contract owners	801,985	984,725	688,675	380,926	1,088
Payments for contract benefits or terminations	(2,693,104)	(354,705)	(1,046,759)	(289,167)	(46,613)
Transfers between sub-accounts (including fixed account), net	994,800	180,703	(164,443)	401,360	65,589
Contract maintenance charges	(312,936)	(78,003)	(102,055)	(89,798)	(102)
Increase (decrease) in net assets from contract transactions	(1,209,255)	732,720	(624,582)	403,321	19,962

Increase (decrease) in net assets	(416,729)	2,455,207	1,662,684	1,086,206	351,274
Net assets at beginning of period	21,976,317	4,799,400	10,016,169	6,125,523	971,358
Net assets at end of period	$21,559,588	$7,254,607	$11,678,853	$7,211,729	$1,322,632

Beginning units	2,497,777	260,461	537,312	373,144	39,653
Units issued	545,546	103,263	59,665	73,709	8,600
Units redeemed	(685,820)	(69,494)	(86,602)	(48,257)	(7,867)
Ending units	2,357,503	294,230	510,375	398,596	40,386

The accompanying Notes to Financial Statements are an integral part of this statement.

35

FS VARIABLE SEPARATE ACCOUNT
THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	SAST SA MFS Large Cap Growth Portfolio Class 3	SAST SA MFS Massachusetts Investors Trust Portfolio Class 1	SAST SA MFS Massachusetts Investors Trust Portfolio Class 3	SAST SA MFS Total Return Portfolio Class 1	SAST SA MFS Total Return Portfolio Class 3
For the Year Ended December 31, 2025
From operations:
Dividends	$—	$22,814	$74,645	$73,087	$355,238
Mortality and expense risk and administrative charges	(210,402)	(40,309)	(177,130)	(43,915)	(201,424)
Net investment income (loss)	(210,402)	(17,495)	(102,485)	29,172	153,814
Net realized gain (loss)	660,624	(34,505)	(159,903)	(12,577)	(194,102)
Capital gain distribution from mutual funds	2,961,011	898,239	4,278,459	237,547	1,280,079
Change in unrealized appreciation (depreciation) of investments	(1,122,617)	(540,852)	(2,600,695)	1,000	91,390
Increase (decrease) in net assets from operations	2,288,616	305,387	1,415,376	255,142	1,331,181

From contract transactions:
Payments received from contract owners	525,782	—	137,805	50,086	310,521
Payments for contract benefits or terminations	(1,140,105)	(362,804)	(1,422,290)	(377,068)	(1,159,031)
Transfers between sub-accounts (including fixed account), net	(93,757)	(1,004)	(42,350)	4,507	336,818
Contract maintenance charges	(174,468)	(264)	(135,011)	(629)	(187,223)
Adjustments to net assets allocated to contracts in payout period	160	11,031	289	13,498	(71)
Increase (decrease) in net assets from contract transactions	(882,388)	(353,041)	(1,461,557)	(309,606)	(698,986)

Increase (decrease) in net assets	1,406,228	(47,654)	(46,181)	(54,464)	632,195
Net assets at beginning of period	15,112,113	2,741,792	12,736,262	2,844,724	15,040,256
Net assets at end of period	$16,518,341	$2,694,138	$12,690,081	$2,790,260	$15,672,451

Beginning units	299,227	29,443	267,984	46,137	571,196
Units issued	46,019	123	9,298	5,373	44,889
Units redeemed	(61,462)	(3,759)	(37,520)	(10,156)	(71,301)
Ending units	283,784	25,807	239,762	41,354	544,784

For the Year Ended December 31, 2024
From operations:
Dividends	$—	$27,795	$97,721	$70,536	$331,304
Mortality and expense risk and administrative charges	(193,022)	(41,973)	(186,420)	(44,951)	(206,370)
Net investment income (loss)	(193,022)	(14,178)	(88,699)	25,585	124,934
Net realized gain (loss)	(92,977)	35,665	(3,975)	7,378	(102,585)
Capital gain distribution from mutual funds	1,745,481	403,379	1,883,406	110,972	578,859
Change in unrealized appreciation (depreciation) of investments	2,612,325	20,313	322,639	33,573	282,812
Increase (decrease) in net assets from operations	4,071,807	445,179	2,113,371	177,508	884,020

From contract transactions:
Payments received from contract owners	561,864	—	333,356	139,629	707,095
Payments for contract benefits or terminations	(1,261,821)	(280,985)	(1,726,640)	(474,036)	(1,710,678)
Transfers between sub-accounts (including fixed account), net	(808,158)	150	(627,788)	9,230	11,197
Contract maintenance charges	(131,466)	(293)	(121,421)	(726)	(163,039)
Increase (decrease) in net assets from contract transactions	(1,639,581)	(281,128)	(2,142,493)	(325,903)	(1,155,425)

Increase (decrease) in net assets	2,432,226	164,051	(29,122)	(148,395)	(271,405)
Net assets at beginning of period	12,679,887	2,577,741	12,765,384	2,993,119	15,311,661
Net assets at end of period	$15,112,113	$2,741,792	$12,736,262	$2,844,724	$15,040,256

Beginning units	341,708	32,619	315,646	51,485	623,741
Units issued	48,471	58	21,517	2,519	61,047
Units redeemed	(90,952)	(3,234)	(69,179)	(7,867)	(113,592)
Ending units	299,227	29,443	267,984	46,137	571,196

The accompanying Notes to Financial Statements are an integral part of this statement.

36

FS VARIABLE SEPARATE ACCOUNT
THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	SAST SA Mid Cap Index Portfolio Class 3	SAST SA Morgan Stanley International Equities Portfolio Class 1	SAST SA Morgan Stanley International Equities Portfolio Class 3	SAST SA PIMCO Global Bond Opportunities Portfolio Class 1	SAST SA PIMCO Global Bond Opportunities Portfolio Class 3
For the Year Ended December 31, 2025
From operations:
Dividends	$68,314	$16,800	$90,083	$16,408	$1,014,314
Mortality and expense risk and administrative charges	(96,937)	(15,346)	(90,288)	(5,253)	(263,960)
Net investment income (loss)	(28,623)	1,454	(205)	11,155	750,354
Net realized gain (loss)	67	14,381	53,321	(22,652)	(747,199)
Capital gain distribution from mutual funds	520,260	76,484	482,525	—	—
Change in unrealized appreciation (depreciation) of investments	(81,244)	86,155	552,702	36,363	1,354,718
Increase (decrease) in net assets from operations	410,460	178,474	1,088,343	24,866	1,357,873

From contract transactions:
Payments received from contract owners	147,603	300	3,800	386	(74,451)
Payments for contract benefits or terminations	(345,120)	(110,482)	(729,998)	(83,436)	(1,867,360)
Transfers between sub-accounts (including fixed account), net	287,653	(15,098)	(77,061)	(15,350)	1,197,744
Contract maintenance charges	(117,360)	(114)	(50,929)	(69)	(324,422)
Adjustments to net assets allocated to contracts in payout period	—	(20)	—	(285)	118
Increase (decrease) in net assets from contract transactions	(27,224)	(125,414)	(854,188)	(98,754)	(1,068,371)

Increase (decrease) in net assets	383,236	53,060	234,155	(73,888)	289,502
Net assets at beginning of period	7,504,480	973,170	6,065,709	370,895	19,336,532
Net assets at end of period	$7,887,716	$1,026,230	$6,299,864	$297,007	$19,626,034

Beginning units	449,709	52,938	405,955	20,155	1,830,040
Units issued	42,586	281	29,847	839	240,419
Units redeemed	(43,763)	(6,469)	(80,432)	(5,970)	(335,882)
Ending units	448,532	46,750	355,370	15,024	1,734,577

For the Year Ended December 31, 2024
From operations:
Dividends	$67,314	$19,449	$94,573	$8,959	$437,530
Mortality and expense risk and administrative charges	(89,368)	(16,708)	(89,371)	(5,878)	(273,945)
Net investment income (loss)	(22,054)	2,741	5,202	3,081	163,585
Net realized gain (loss)	86,884	2,626	14,528	(7,963)	(801,919)
Capital gain distribution from mutual funds	71,487	—	—	—	—
Change in unrealized appreciation (depreciation) of investments	639,193	14,446	69,788	(7,039)	26,592
Increase (decrease) in net assets from operations	775,510	19,813	89,518	(11,921)	(611,742)

From contract transactions:
Payments received from contract owners	712,609	320	99,614	259	383,285
Payments for contract benefits or terminations	(390,356)	(106,750)	(745,916)	(35,733)	(2,403,458)
Transfers between sub-accounts (including fixed account), net	398,203	(35,967)	466,358	14,361	1,699,823
Contract maintenance charges	(91,990)	(130)	(42,469)	(67)	(276,233)
Adjustments to net assets allocated to contracts in payout period	—	—	—	—	(160)
Increase (decrease) in net assets from contract transactions	628,466	(142,527)	(222,413)	(21,180)	(596,743)

Increase (decrease) in net assets	1,403,976	(122,714)	(132,895)	(33,101)	(1,208,485)
Net assets at beginning of period	6,100,504	1,095,884	6,198,604	403,996	20,545,017
Net assets at end of period	$7,504,480	$973,170	$6,065,709	$370,895	$19,336,532

Beginning units	408,818	60,479	419,153	21,314	1,893,905
Units issued	104,971	2,181	50,605	843	308,741
Units redeemed	(64,080)	(9,722)	(63,803)	(2,002)	(372,606)
Ending units	449,709	52,938	405,955	20,155	1,830,040

The accompanying Notes to Financial Statements are an integral part of this statement.

37

FS VARIABLE SEPARATE ACCOUNT
THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	SAST SA PIMCO RAE International Value Portfolio Class 3	SAST SA PIMCO VCP Tactical Balanced Portfolio Class 3	SAST SA PineBridge High-Yield Bond Portfolio Class 1	SAST SA PineBridge High-Yield Bond Portfolio Class 3	SAST SA Putnam International Value Portfolio Class 1
For the Year Ended December 31, 2025
From operations:
Dividends	$426,211	$1,305,687	$71,923	$476,973	$46,882
Mortality and expense risk and administrative charges	(209,040)	(393,296)	(17,347)	(105,791)	(28,445)
Net investment income (loss)	217,171	912,391	54,576	371,182	18,437
Net realized gain (loss)	655,378	(14,720,206)	(26,373)	(38,589)	206,049
Capital gain distribution from mutual funds	510,015	1,554,689	—	—	183,499
Change in unrealized appreciation (depreciation) of investments	2,719,802	9,264,539	42,214	173,022	135,336
Increase (decrease) in net assets from operations	4,102,366	(2,988,587)	70,417	505,615	543,321

From contract transactions:
Payments received from contract owners	39,800	225,827	—	79,498	10,253
Payments for contract benefits or terminations	(1,898,005)	(2,898,744)	(123,150)	(825,774)	(247,202)
Transfers between sub-accounts (including fixed account), net	(2,200,364)	(84,666,938)	79,059	(119,743)	113,959
Contract maintenance charges	(145,087)	(470,273)	(170)	(79,943)	(251)
Adjustments to net assets allocated to contracts in payout period	109	—	4,975	(35)	7,210
Increase (decrease) in net assets from contract transactions	(4,203,547)	(87,810,128)	(39,286)	(945,997)	(116,031)

Increase (decrease) in net assets	(101,181)	(90,798,715)	31,131	(440,382)	427,290
Net assets at beginning of period	13,983,022	90,798,715	1,064,316	8,094,863	1,602,915
Net assets at end of period	$13,881,841	$—	$1,095,447	$7,654,481	$2,030,205

Beginning units	994,308	5,932,390	25,222	365,274	69,889
Units issued	4,534	34,311	7,609	24,111	23,710
Units redeemed	(265,911)	(5,966,701)	(8,507)	(64,315)	(27,120)
Ending units	732,931	—	24,324	325,070	66,479

For the Year Ended December 31, 2024
From operations:
Dividends	$500,849	$3,912,969	$75,027	$537,269	$55,678
Mortality and expense risk and administrative charges	(216,834)	(1,317,016)	(16,838)	(111,415)	(26,041)
Net investment income (loss)	284,015	2,595,953	58,189	425,854	29,637
Net realized gain (loss)	(108,613)	(2,112,483)	(10,895)	(99,796)	46,933
Capital gain distribution from mutual funds	—	1,198,855	—	—	54,668
Change in unrealized appreciation (depreciation) of investments	(70,384)	5,311,218	16,979	129,707	(54,735)
Increase (decrease) in net assets from operations	105,018	6,993,543	64,273	455,765	76,503

From contract transactions:
Payments received from contract owners	14,225	545,605	—	205,935	330
Payments for contract benefits or terminations	(1,943,428)	(13,100,568)	(89,241)	(1,061,618)	(126,700)
Transfers between sub-accounts (including fixed account), net	1,003,483	1,634,130	(26,497)	248,693	(41,439)
Contract maintenance charges	(134,271)	(1,360,557)	(201)	(70,002)	(257)
Increase (decrease) in net assets from contract transactions	(1,059,991)	(12,281,390)	(115,939)	(676,992)	(168,066)

Increase (decrease) in net assets	(954,973)	(5,287,847)	(51,666)	(221,227)	(91,563)
Net assets at beginning of period	14,937,995	96,086,562	1,115,982	8,316,090	1,694,478
Net assets at end of period	$13,983,022	$90,798,715	$1,064,316	$8,094,863	$1,602,915

Beginning units	1,070,763	6,746,204	28,033	398,830	76,980
Units issued	118,743	298,658	335	48,820	1,365
Units redeemed	(195,198)	(1,112,472)	(3,146)	(82,376)	(8,456)
Ending units	994,308	5,932,390	25,222	365,274	69,889

The accompanying Notes to Financial Statements are an integral part of this statement.

38

FS VARIABLE SEPARATE ACCOUNT
THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	SAST SA Putnam International Value Portfolio Class 3	SAST SA Schroders VCP Global Allocation Portfolio Class 3	SAST SA Small Cap Index Portfolio Class 3	SAST SA T. Rowe Price Allocation Moderately Aggressive Portfolio Class 3	SAST SA T. Rowe Price VCP Balanced Portfolio Class 3
For the Year Ended December 31, 2025
From operations:
Dividends	$135,890	$858,310	$44,349	$570,565	$2,567,851
Mortality and expense risk and administrative charges	(93,821)	(631,338)	(87,051)	(753,734)	(1,727,953)
Net investment income (loss)	42,069	226,972	(42,702)	(183,169)	839,898
Net realized gain (loss)	440,046	(334,988)	(80,760)	1,963,705	1,224,826
Capital gain distribution from mutual funds	591,031	30,934	391,852	3,405,053	9,353,565
Change in unrealized appreciation (depreciation) of investments	777,656	4,821,150	491,785	2,486,742	5,843,699
Increase (decrease) in net assets from operations	1,850,802	4,744,068	760,175	7,672,331	17,261,988

From contract transactions:
Payments received from contract owners	60,267	101,519	129,156	773,675	2,423,518
Payments for contract benefits or terminations	(801,136)	(6,301,847)	(275,168)	(5,021,584)	(17,219,133)
Transfers between sub-accounts (including fixed account), net	(642,159)	(87,867)	22,340	(117,024)	670,048
Contract maintenance charges	(60,912)	(814,061)	(101,239)	(904,658)	(2,191,975)
Increase (decrease) in net assets from contract transactions	(1,443,940)	(7,102,256)	(224,911)	(5,269,591)	(16,317,542)

Increase (decrease) in net assets	406,862	(2,358,188)	535,264	2,402,740	944,446
Net assets at beginning of period	6,120,017	48,280,228	6,587,784	57,788,411	128,442,285
Net assets at end of period	$6,526,879	$45,922,040	$7,123,048	$60,191,151	$129,386,731

Beginning units	380,601	3,437,734	470,670	3,487,188	7,665,107
Units issued	28,012	98,419	54,438	105,728	464,943
Units redeemed	(99,711)	(584,597)	(64,952)	(404,542)	(1,378,917)
Ending units	308,902	2,951,556	460,156	3,188,374	6,751,133

For the Year Ended December 31, 2024
From operations:
Dividends	$186,757	$823,137	$55,398	$565,613	$2,449,662
Mortality and expense risk and administrative charges	(90,376)	(697,517)	(81,569)	(727,051)	(1,811,389)
Net investment income (loss)	96,381	125,620	(26,171)	(161,438)	638,273
Net realized gain (loss)	180,699	(571,024)	(173,668)	1,412,112	290,330
Capital gain distribution from mutual funds	198,064	—	84,369	607,039	—
Change in unrealized appreciation (depreciation) of investments	(223,669)	5,381,378	686,514	4,692,442	14,152,330
Increase (decrease) in net assets from operations	251,475	4,935,974	571,044	6,550,155	15,080,933

From contract transactions:
Payments received from contract owners	121,298	190,756	514,298	2,277,694	1,942,703
Payments for contract benefits or terminations	(688,595)	(7,782,123)	(583,173)	(2,878,895)	(19,331,780)
Transfers between sub-accounts (including fixed account), net	348,839	(62,517)	393,749	(843,996)	(82,556)
Contract maintenance charges	(50,082)	(722,100)	(81,003)	(734,919)	(1,856,611)
Increase (decrease) in net assets from contract transactions	(268,540)	(8,375,984)	243,871	(2,180,116)	(19,328,244)

Increase (decrease) in net assets	(17,065)	(3,440,010)	814,915	4,370,039	(4,247,311)
Net assets at beginning of period	6,137,082	51,720,238	5,772,869	53,418,372	132,689,596
Net assets at end of period	$6,120,017	$48,280,228	$6,587,784	$57,788,411	$128,442,285

Beginning units	393,128	4,052,842	450,627	3,627,679	8,855,579
Units issued	41,130	83,938	101,156	220,704	344,329
Units redeemed	(53,657)	(699,046)	(81,113)	(361,195)	(1,534,801)
Ending units	380,601	3,437,734	470,670	3,487,188	7,665,107

The accompanying Notes to Financial Statements are an integral part of this statement.

39

FS VARIABLE SEPARATE ACCOUNT
THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	SAST SA VCP Dynamic Allocation Portfolio Class 3	SAST SA VCP Dynamic Strategy Portfolio Class 3	SAST SA VCP Index Allocation Portfolio Class 3	SAST SA Wellington Capital Appreciation Portfolio Class 1	SAST SA Wellington Capital Appreciation Portfolio Class 3
For the Year Ended December 31, 2025
From operations:
Dividends	$15,873,452	$11,774,968	$1,448,285	$—	$—
Mortality and expense risk and administrative charges	(10,913,209)	(7,067,348)	(986,716)	(207,650)	(1,104,630)
Net investment income (loss)	4,960,243	4,707,620	461,569	(207,650)	(1,104,630)
Net realized gain (loss)	1,343,092	(931,649)	2,238,132	348,833	1,085,050
Capital gain distribution from mutual funds	50,013,855	27,482,642	2,893,667	62,801	484,210
Change in unrealized appreciation (depreciation) of investments	23,511,524	13,329,863	1,808,000	1,518,459	10,141,711
Increase (decrease) in net assets from operations	79,828,714	44,588,476	7,401,368	1,722,443	10,606,341

From contract transactions:
Payments received from contract owners	2,819,964	2,417,722	993,882	1,320	3,094,189
Payments for contract benefits or terminations	(94,027,893)	(61,089,306)	(7,757,144)	(1,381,517)	(4,870,422)
Transfers between sub-accounts (including fixed account), net	145,187,652	(1,850,967)	2,713,148	(555,827)	(3,010,745)
Contract maintenance charges	(14,357,411)	(9,261,164)	(1,299,463)	(1,172)	(1,034,315)
Adjustments to net assets allocated to contracts in payout period	5,604	7,666	—	(2,451)	(394)
Increase (decrease) in net assets from contract transactions	39,627,916	(69,776,049)	(5,349,577)	(1,939,647)	(5,821,687)

Increase (decrease) in net assets	119,456,630	(25,187,573)	2,051,791	(217,204)	4,784,654
Net assets at beginning of period	693,719,782	519,349,636	74,095,003	14,537,734	81,029,683
Net assets at end of period	$813,176,412	$494,162,063	$76,146,794	$14,320,530	$85,814,337

Beginning units	36,285,405	28,198,547	5,017,661	43,604	908,175
Units issued	8,515,671	397,318	340,353	2,127	120,411
Units redeemed	(6,024,594)	(4,052,616)	(683,990)	(7,839)	(153,198)
Ending units	38,776,482	24,543,249	4,674,024	37,892	875,388

For the Year Ended December 31, 2024
From operations:
Dividends	$9,744,293	$7,144,407	$1,164,872	$—	$—
Mortality and expense risk and administrative charges	(10,154,146)	(7,643,033)	(952,536)	(206,039)	(1,052,707)
Net investment income (loss)	(409,853)	(498,626)	212,336	(206,039)	(1,052,707)
Net realized gain (loss)	(11,153,972)	(1,923,882)	1,429,883	(61,942)	(6,352,494)
Capital gain distribution from mutual funds	8,910,636	191,660	3,674,580	—	—
Change in unrealized appreciation (depreciation) of investments	83,747,398	59,138,573	4,141,921	4,705,488	33,085,545
Increase (decrease) in net assets from operations	81,094,209	56,907,725	9,458,720	4,437,507	25,680,344

From contract transactions:
Payments received from contract owners	4,621,093	1,473,228	2,627,907	1,330	3,879,234
Payments for contract benefits or terminations	(85,482,883)	(68,071,995)	(3,540,588)	(1,423,174)	(4,778,489)
Transfers between sub-accounts (including fixed account), net	(5,713,381)	(1,944,201)	557,289	(183,283)	(11,286,925)
Contract maintenance charges	(10,730,363)	(8,059,525)	(1,020,112)	(1,216)	(806,529)
Adjustments to net assets allocated to contracts in payout period	—	—	—	41	(1,218)
Increase (decrease) in net assets from contract transactions	(97,305,534)	(76,602,493)	(1,375,504)	(1,606,302)	(12,993,927)

Increase (decrease) in net assets	(16,211,325)	(19,694,768)	8,083,216	2,831,205	12,686,417
Net assets at beginning of period	709,931,107	539,044,404	66,011,787	11,706,529	68,343,266
Net assets at end of period	$693,719,782	$519,349,636	$74,095,003	$14,537,734	$81,029,683

Beginning units	41,578,385	32,504,266	5,111,200	49,192	1,069,484
Units issued	659,905	431,667	319,886	221	106,963
Units redeemed	(5,952,885)	(4,737,386)	(413,425)	(5,809)	(268,272)
Ending units	36,285,405	28,198,547	5,017,661	43,604	908,175

The accompanying Notes to Financial Statements are an integral part of this statement.

40

FS VARIABLE SEPARATE ACCOUNT
THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	SAST SA Wellington Strategic Multi-Asset Portfolio Class 1	SAST SA Wellington Strategic Multi-Asset Portfolio Class 3	VALIC Company I International Equities Index Fund	VALIC Company I Mid Cap Index Fund	VALIC Company I Nasdaq-100 Index Fund
For the Year Ended December 31, 2025
From operations:
Dividends	$3,352	$195,696	$3,142	$2,952	$356
Mortality and expense risk and administrative charges	(2,646)	(161,484)	(1,140)	(2,069)	(941)
Net investment income (loss)	706	34,212	2,002	883	(585)
Net realized gain (loss)	1,920	(11,108)	915	(7,818)	2,886
Capital gain distribution from mutual funds	246	16,695	1,042	26,447	14,294
Change in unrealized appreciation (depreciation) of investments	19,988	1,476,903	19,410	(13,967)	(789)
Increase (decrease) in net assets from operations	22,860	1,516,702	23,369	5,545	15,806

From contract transactions:
Payments received from contract owners	—	437,898	—	—	—
Payments for contract benefits or terminations	(3,800)	(483,296)	(834)	(85,654)	(422)
Transfers between sub-accounts (including fixed account), net	(7)	(65,955)	(2,779)	2,395	(4,760)
Contract maintenance charges	(47)	(210,799)	(19)	(55)	(23)
Increase (decrease) in net assets from contract transactions	(3,854)	(322,152)	(3,632)	(83,314)	(5,205)

Increase (decrease) in net assets	19,006	1,194,550	19,737	(77,769)	10,601
Net assets at beginning of period	181,653	12,078,446	81,926	236,315	81,015
Net assets at end of period	$200,659	$13,272,996	$101,663	$158,546	$91,616

Beginning units	1,961	782,747	6,002	10,361	1,668
Units issued	—	63,007	28	119	83
Units redeemed	(40)	(82,085)	(266)	(3,853)	(167)
Ending units	1,921	763,669	5,764	6,627	1,584

For the Year Ended December 31, 2024	F
From operations:
Dividends	$2,264	$131,729	$2,386	$6,560	$879
Mortality and expense risk and administrative charges	(2,514)	(162,757)	(1,168)	(3,644)	(1,773)
Net investment income (loss)	(250)	(31,028)	1,218	2,916	(894)
Net realized gain (loss)	3,466	(134,343)	4,606	40,567	68,767
Capital gain distribution from mutual funds	—	—	—	17,193	9,980
Change in unrealized appreciation (depreciation) of investments	16,063	1,496,822	(3,256)	(21,162)	(41,643)
Increase (decrease) in net assets from operations	19,279	1,331,451	2,568	39,514	36,210

From contract transactions:
Payments received from contract owners	—	404,505	—	—	—
Payments for contract benefits or terminations	(13,730)	(983,663)	(37,637)	(253,830)	(184,627)
Transfers between sub-accounts (including fixed account), net	—	(815,152)	806	(2,187)	(11,541)
Contract maintenance charges	(53)	(176,229)	(20)	(34)	(37)
Increase (decrease) in net assets from contract transactions	(13,783)	(1,570,539)	(36,851)	(256,051)	(196,205)

Increase (decrease) in net assets	5,496	(239,088)	(34,283)	(216,537)	(159,995)
Net assets at beginning of period	176,157	12,317,534	116,209	452,852	241,010
Net assets at end of period	$181,653	$12,078,446	$81,926	$236,315	$81,015

Beginning units	2,120	888,636	8,661	22,332	6,168
Units issued	—	50,293	63	168	43
Units redeemed	(159)	(156,182)	(2,722)	(12,139)	(4,543)
Ending units	1,961	782,747	6,002	10,361	1,668

The accompanying Notes to Financial Statements are an integral part of this statement.

41

FS VARIABLE SEPARATE ACCOUNT
THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	VALIC Company I Small Cap Index Fund	VALIC Company I Stock Index Fund
For the Year Ended December 31, 2025
From operations:
Dividends	$1,558	$8,154
Mortality and expense risk and administrative charges	(1,540)	(7,770)
Net investment income (loss)	18	384
Net realized gain (loss)	(4,744)	28,334
Capital gain distribution from mutual funds	3,982	10,999
Change in unrealized appreciation (depreciation) of investments	14,545	53,234
Increase (decrease) in net assets from operations	13,801	92,951

From contract transactions:
Payments for contract benefits or terminations	(17,326)	(126,719)
Transfers between sub-accounts (including fixed account), net	502	(3,959)
Contract maintenance charges	(17)	(78)
Increase (decrease) in net assets from contract transactions	(16,841)	(130,756)

Increase (decrease) in net assets	(3,040)	(37,805)
Net assets at beginning of period	128,535	708,947
Net assets at end of period	$125,495	$671,142

Beginning units	6,830	23,436
Units issued	67	116
Units redeemed	(827)	(4,340)
Ending units	6,070	19,212

For the Year Ended December 31, 2024
From operations:
Dividends	$1,956	$15,345
Mortality and expense risk and administrative charges	(1,676)	(14,243)
Net investment income (loss)	280	1,102
Net realized gain (loss)	(1,178)	336,244
Capital gain distribution from mutual funds	—	76,249
Change in unrealized appreciation (depreciation) of investments	12,760	(128,970)
Increase (decrease) in net assets from operations	11,862	284,625

From contract transactions:
Payments for contract benefits or terminations	(36,836)	(876,593)
Transfers between sub-accounts (including fixed account), net	1,016	(29,269)
Contract maintenance charges	(17)	(67)
Increase (decrease) in net assets from contract transactions	(35,837)	(905,929)

Increase (decrease) in net assets	(23,975)	(621,304)
Net assets at beginning of period	152,510	1,330,251
Net assets at end of period	$128,535	$708,947

Beginning units	8,761	53,392
Units issued	81	39
Units redeemed	(2,012)	(29,995)
Ending units	6,830	23,436

The accompanying Notes to Financial Statements are an integral part of this statement.

42

FS VARIABLE SEPARATE ACCOUNT
THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
NOTES TO FINANCIAL STATEMENTS
1.    Organization
FS Variable Separate Account (the “Separate Account”) is a segregated investment account established by The United States Life Insurance Company in the City of New York (“USL”) to receive and invest premium payments from variable annuity contracts issued by USL. USL is a wholly owned subsidiary of AGC Life Insurance Company (“AGC Life”), which is wholly owned by Corebridge Life Holdings, Inc. (“Corebridge Life Holdings”). Corebridge Life Holdings is wholly owned by Corebridge Financial, Inc. (“Corebridge”). As of December 31, 2025, Corebridge’s three largest shareholders, Nippon Life Insurance Company, a mutual company organized under the laws of Japan (“Nippon”), American International Group, Inc. (“AIG”), and Argon Holdco LLC, a wholly owned subsidiary of Blackstone, owned approximately 24.6%, 10.1% and 12.5% of the outstanding Corebridge common stock, respectively.
The Separate Account includes the following variable annuity products:

FSA Advisor	Polaris II A-Class Platinum Series
ICAP II	Polaris Platinum III
Polaris	Polaris Platinum O-Series
Polaris Advantage	Polaris Preferred Solution
Polaris Advantage II	Polaris Retirement Protector
Polaris Choice	Polaris Select Investor
Polaris Choice III	WM Diversified Strategies III
Polaris Choice IV	Vista Capital Advantage
Polaris II
The Separate Account contracts are sold through USL’s affiliated broker-dealers, independent broker-dealers, full-service securities firms, and financial institutions. The distributor of the Separate Account is Corebridge Capital Services, Inc., an affiliate of USL. No underwriting fees are paid in connection with the distribution of these contracts.
The Separate Account is registered with the Securities and Exchange Commission as a Unit Investment Trust under the Investment Company Act of 1940, as amended. The Separate Account consists of various sub-accounts. Each sub-account invests all its investible assets in a corresponding eligible mutual fund, which is registered under the 1940 Act as an open- ended management investment company. The names in bold in the table below are the diversified, open-ended management investment companies and the names below them are the names of the sub-accounts/corresponding eligible mutual funds. Collectively, all of the mutual funds are referred to as “Funds” throughout these financial statements.
For each sub-account, the financial statements are comprised of a Statement of Assets and Liabilities, including a Schedule of Portfolio Investments, as of December 31, 2025 and related Statements of Operations and Changes in Net Assets for each of the years in the period then ended, all periods to reflect a full twelve months, except as noted below.

American Funds Insurance Series (American Funds IS)
American Funds IS Asset Allocation Fund Class 2	American Funds IS Growth Fund Class 2
American Funds IS Asset Allocation Fund Class 4	American Funds IS Growth Fund Class 4
American Funds IS Capital Income Builder Class 4	American Funds IS Growth-Income Fund Class 2
American Funds IS Capital World Bond Fund Class 4	American Funds IS Growth-Income Fund Class 4
American Funds IS Global Growth Fund Class 2	American Funds IS International Fund Class 4(c)
American Funds IS Global Growth Fund Class 4	American Funds IS The Bond Fund of America Class 4
American Funds IS Global Small Capitalization Fund Class 4

BlackRock Variable Series Funds, Inc. (BlackRock)
BlackRock 60/40 Target Allocation ETF V.I. Fund Class III(r)	BlackRock Global Allocation V.I. Fund Class III(r)

Columbia Funds VIT Variable Series Trust (Columbia VP)
Columbia VP Emerging Markets Bond Fund Class 2(c)	Columbia VP Large Cap Growth Fund Class 1
Columbia VP Income Opportunities Fund Class 1	Columbia VP Limited Duration Credit Fund Class 2(r)

Franklin Templeton Variable Insurance Products Trust (FTVIP)
FTVIP Franklin Allocation VIP Fund Class 2	FTVIP Franklin Rising Dividends VIP Fund Class 2
FTVIP Franklin Income VIP Fund Class 2	FTVIP Franklin Strategic Income VIP Fund Class 2
FTVIP Franklin Mutual Global Discovery VIP Fund Class 2	FTVIP Templeton Global Bond VIP Fund Class 2

43

FS VARIABLE SEPARATE ACCOUNT
THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

Goldman Sachs Variable Insurance Trust (Goldman Sachs VIT)
Goldman Sachs VIT Government Money Market Fund Institutional Shares	Goldman Sachs VIT Multi-Strategy Alternatives Portfolio Advisor Shares(e)
Goldman Sachs VIT Government Money Market Fund Service Shares	Goldman Sachs VIT Trend Driven Allocation Fund Service Shares(r)

Invesco Variable Insurance Funds (Invesco V.I.)
Invesco V.I. American Franchise Fund Series II	Invesco V.I. Comstock Fund Series II
Invesco V.I. American Value Fund Series II	Invesco V.I. Equity and Income Fund Series II
Invesco V.I. Balanced-Risk Allocation Fund Series II(c)	Invesco V.I. Growth and Income Fund Series II

Ivy Variable Insurance Portfolios
Nomura VIP Asset Strategy Series Service Class(c)

Lord Abbett Series Fund, Inc. (Lord Abbett)
Lord Abbett Bond Debenture Portfolio Class VC	Lord Abbett Mid Cap Stock Portfolio Class VC
Lord Abbett Developing Growth Portfolio Class VC	Lord Abbett Short Duration Income Portfolio Class VC
Lord Abbett Fundamental Equity Portfolio Class VC	Lord Abbett Total Return Portfolio Class VC
Lord Abbett Growth and Income Portfolio Class VC

MFS Variable Insurance Trust III (MFS VIT III)
MFS VIT III Growth Allocation Portfolio Service Class

Morgan Stanley Variable Insurance Fund, Inc. (Morgan Stanley VIF)
Morgan Stanley VIF Global Infrastructure Portfolio Class II(j)

Neuberger Berman Advisers Management Trust (Neuberger Berman AMT)
Neuberger Berman AMT US Equity Index PutWrite Strategy Portfolio Class S(g)

PIMCO Variable Insurance Trust (PIMCO)
PIMCO All Asset Portfolio Advisor Class(c)	PIMCO Emerging Markets Bond Portfolio Advisor Class
PIMCO Dynamic Bond Portfolio Advisor Class(r)	PIMCO Total Return Portfolio Advisor Class

Principal Variable Contracts Funds, Inc. (PVC)
PVC Core Plus Bond Account Class 1	PVC SAM Balanced Portfolio Class 2
PVC Diversified International Account Class 1	PVC SAM Conservative Balanced Portfolio Class 2
PVC Equity Income Account Class 2	PVC SAM Conservative Growth Portfolio Class 2
PVC Government & High Quality Bond Account Class 1	PVC SAM Flexible Income Portfolio Class 2
PVC Large Cap Growth Account I Class 1	PVC SAM Strategic Growth Portfolio Class 2
PVC MidCap Account Class 2	PVC Short-Term Income Account Class 1
PVC Principal Capital Appreciation Account Class 2	PVC SmallCap Account Class 2
PVC Real Estate Securities Account Class 2(c)

Seasons Series Trust (SST)(a)
SST SA Allocation Aggressive Portfolio Class 3(m)	SST SA Multi-Managed International Equity Portfolio Class 3(r)
SST SA Allocation Balanced Portfolio Class 3	SST SA Multi-Managed Large Cap Growth Portfolio Class 3
SST SA Allocation Moderate Portfolio Class 3(n)	SST SA Multi-Managed Large Cap Value Portfolio Class 3(c)
SST SA Allocation Moderately Aggressive Portfolio Class 3(n)	SST SA Multi-Managed Mid Cap Growth Portfolio Class 3
SST SA American Century Inflation Managed Portfolio Class 3(o)	SST SA Multi-Managed Mid Cap Value Portfolio Class 3
SST SA Columbia Focused Value Portfolio Class 3	SST SA Multi-Managed Small Cap Portfolio Class 3(c)
SST SA Franklin Allocation Moderately Aggressive Portfolio Class 3(p)	SST SA T. Rowe Price Growth Stock Portfolio Class 3(c)(q)
SST SA Multi-Managed Diversified Fixed Income Portfolio Class 3(r)

SunAmerica Series Trust (SAST)(a)
SAST SA AB Growth Portfolio Class 1	SAST SA JPMorgan Emerging Markets Portfolio Class 1
SAST SA AB Growth Portfolio Class 3	SAST SA JPMorgan Emerging Markets Portfolio Class 3
SAST SA AB Small & Mid Cap Value Portfolio Class 3	SAST SA JPMorgan Equity-Income Portfolio Class 1
SAST SA American Funds Asset Allocation Portfolio Class 3	SAST SA JPMorgan Equity-Income Portfolio Class 3

44

FS VARIABLE SEPARATE ACCOUNT
THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

SunAmerica Series Trust (SAST)(a)
SAST SA American Funds Global Growth Portfolio Class 3	SAST SA JPMorgan Large Cap Core Portfolio Class 1
SAST SA American Funds Growth Portfolio Class 3	SAST SA JPMorgan Large Cap Core Portfolio Class 3
SAST SA American Funds Growth-Income Portfolio Class 3	SAST SA JPMorgan MFS Core Bond Portfolio Class 1
SAST SA American Funds VCP Managed Allocation Portfolio Class 3	SAST SA JPMorgan MFS Core Bond Portfolio Class 3
SAST SA BlackRock Multi-Factor 70/30 Portfolio Class 3	SAST SA JPMorgan Mid-Cap Growth Portfolio Class 1
SAST SA BlackRock VCP Global Multi Asset Portfolio Class 3	SAST SA JPMorgan Mid-Cap Growth Portfolio Class 3
SAST SA Emerging Markets Equity Index Portfolio Class 3	SAST SA JPMorgan Ultra-Short Bond Portfolio Class 1
SAST SA Federated Hermes Corporate Bond Portfolio Class 1	SAST SA JPMorgan Ultra-Short Bond Portfolio Class 3
SAST SA Federated Hermes Corporate Bond Portfolio Class 3	SAST SA Large Cap Growth Index Portfolio Class 3
SAST SA Fidelity Institutional AM® Global Equities Portfolio Class 1(b)	SAST SA Large Cap Index Portfolio Class 3
SAST SA Fidelity Institutional AM® Global Equities Portfolio Class 3(b)	SAST SA Large Cap Value Index Portfolio Class 3
SAST SA Fidelity Institutional AM® International Growth Portfolio Class 3	SAST SA MFS Large Cap Growth Portfolio Class 1(h)
SAST SA Fidelity Institutional AM® Real Estate Portfolio Class 1	SAST SA MFS Large Cap Growth Portfolio Class 3(h)
SAST SA Fidelity Institutional AM® Real Estate Portfolio Class 3	SAST SA MFS Massachusetts Investors Trust Portfolio Class 1
SAST SA Fixed Income Index Portfolio Class 3	SAST SA MFS Massachusetts Investors Trust Portfolio Class 3
SAST SA Fixed Income Intermediate Index Portfolio Class 3	SAST SA MFS Total Return Portfolio Class 1
SAST SA Franklin BW U.S. Large Cap Value Portfolio Class 1	SAST SA MFS Total Return Portfolio Class 3
SAST SA Franklin BW U.S. Large Cap Value Portfolio Class 3	SAST SA Mid Cap Index Portfolio Class 3
SAST SA Franklin Small Company Value Portfolio Class 3	SAST SA Morgan Stanley International Equities Portfolio Class 1
SAST SA Franklin Systematic U.S. Large Cap Core Portfolio Class 3	SAST SA Morgan Stanley International Equities Portfolio Class 3
SAST SA Franklin Systematic U.S. Large Cap Value Portfolio Class 1	SAST SA PIMCO Global Bond Opportunities Portfolio Class 1
SAST SA Franklin Systematic U.S. Large Cap Value Portfolio Class 3	SAST SA PIMCO Global Bond Opportunities Portfolio Class 3
SAST SA Franklin Tactical Opportunities Portfolio Class 3	SAST SA PIMCO RAE International Value Portfolio Class 3
SAST SA Global Index Allocation 60/40 Portfolio Class 3	SAST SA PIMCO VCP Tactical Balanced Portfolio Class 3(k)
SAST SA Global Index Allocation 75/25 Portfolio Class 3	SAST SA PineBridge High-Yield Bond Portfolio Class 1
SAST SA Global Index Allocation 90/10 Portfolio Class 3	SAST SA PineBridge High-Yield Bond Portfolio Class 3
SAST SA Goldman Sachs Government and Quality Bond Portfolio Class 1(f)	SAST SA Putnam International Value Portfolio Class 1(i)
SAST SA Goldman Sachs Government and Quality Bond Portfolio Class 3(f)	SAST SA Putnam International Value Portfolio Class 3(i)
SAST SA Goldman Sachs Multi-Asset Insights Portfolio Class 3	SAST SA Schroders VCP Global Allocation Portfolio Class 3
SAST SA Index Allocation 60/40 Portfolio Class 3	SAST SA Small Cap Index Portfolio Class 3
SAST SA Index Allocation 80/20 Portfolio Class 3	SAST SA T. Rowe Price Allocation Moderately Aggressive Portfolio Class 3(l)
SAST SA Index Allocation 90/10 Portfolio Class 3	SAST SA T. Rowe Price VCP Balanced Portfolio Class 3
SAST SA International Index Portfolio Class 3	SAST SA VCP Dynamic Allocation Portfolio Class 3
SAST SA Invesco Growth Opportunities Portfolio Class 1	SAST SA VCP Dynamic Strategy Portfolio Class 3
SAST SA Invesco Growth Opportunities Portfolio Class 3	SAST SA VCP Index Allocation Portfolio Class 3
SAST SA Janus Focused Growth Portfolio Class 1	SAST SA Wellington Capital Appreciation Portfolio Class 1
SAST SA Janus Focused Growth Portfolio Class 3	SAST SA Wellington Capital Appreciation Portfolio Class 3
SAST SA JPMorgan Diversified Balanced Portfolio Class 1	SAST SA Wellington Strategic Multi-Asset Portfolio Class 1
SAST SA JPMorgan Diversified Balanced Portfolio Class 3	SAST SA Wellington Strategic Multi-Asset Portfolio Class 3

VALIC Company I(d)
VALIC Company I International Equities Index Fund	VALIC Company I Nasdaq-100 Index Fund
VALIC Company I International Socially Responsible Fund(c)	VALIC Company I Small Cap Index Fund
VALIC Company I Mid Cap Index Fund	VALIC Company I Stock Index Fund
(a)	These are affiliated investment companies. SunAmerica Asset Management Corp.(“SunAmerica”), an affiliate of USL, serves as the investment advisor to Seasons Series Trust and SunAmerica Series Trust.
(b)	Formerly SAST SA JPMorgan Global Equities Portfolio.
(c)	Sub-account had no activity during the current or prior year and no assets or liabilities as of December 31, 2025.
(d)
VALIC Company I is an affiliated investment company. The Variable Annuity Life Insurance Company (VALIC), an affiliate of USL, serves as the investment advisor to VALIC Company I and as the administrator to each series of VALIC Company I. VALIC Retirement Services Company, a direct, wholly owned subsidiary of VALIC, serves as the transfer agent and accounting services agent to VALIC Company I.

(e)	Cessation of operations April 11, 2025.
(f)	Formerly SAST SA Wellington Government and Quality Bond Portfolio.
(g)	Statement of Operations and Changes in Net Assets for the period January 1, 2024 to April 26, 2024 (cessation of operations).
(h)	Formerly SAST SA MFS Blue Chip Growth Portfolio.
(i)	Formerly SAST SA Putnam International Growth and Income Portfolio.
(j)	Statement of Operations and Changes in Net Assets for the period January 1, 2024 to December 6, 2024 (cessation of operations).

45

FS VARIABLE SEPARATE ACCOUNT
THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

(k)
As shown in the Statements of Operations and Changes in Net Assets, the SAST SA BlackRock VCP Global Multi Asset Portfolio, in operation for the period January 1, 2024 to December 31, 2024 and January 1, 2025 to April 28, 2025 (cessation of operations) merged into the SAST SA VCP Dynamic Allocation Portfolio.

(l)	Formerly SAST SA T. Rowe Price Asset Allocation Growth Portfolio.
(m)	Formerly SST SA Allocation Growth Portfolio.
(n)	Formerly SST SA Allocation Moderate Growth Portfolio.
(o)	Formerly SST SA American Century Inflation Protection Portfolio.
(p)	Formerly SST SA Putnam Asset Allocation Diversified Growth Portfolio.
(q)	Cessation of operations April 28, 2025.
(r)	Sub-account had no assets and liabilities as of December 31, 2025 and is therefore not included in the Statement of Assets and Liabilities and the Schedule of Portfolio Investments.
In addition to the sub-accounts above, a contract owner may allocate contract funds to a fixed account, which is part of USL’s General Account and not included in these financial statements. Contract owners should refer to the product prospectus for the available Funds and fixed account.
The assets of each of the sub-accounts of the Separate Account are registered in the name of USL. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from USL’s other assets and liabilities. The Separate Account assets are not chargeable with liabilities arising out of any other business USL may conduct.
Net premiums from the contracts are allocated to the sub-accounts and invested in the Funds in accordance with contract owner instructions and are recorded as contract transactions in the Statements of Operations and Changes in Net Assets.
Each subaccount of the Separate Account constitutes a single operating segment and therefore, a single reportable segment. Separate Accounts are structured with a limited purpose by design and their sole purpose, which records and reports the invested funds and activities and performance chosen by contract/policy holders. Investment performance of the subaccounts may vary based on the underlying fund’s investment objectives specified in the fund prospectuses. The chief operating decision maker (CODM) oversees the performance of the underlying funds to evaluate the results of the business and make operational decisions. The accounting policies used to measure the profit and loss of the segment are the same as those described in the summary of significant accounting policies herein.
2.    Summary of Significant Accounting Policy
The financial statements of the Separate Account have been prepared in accordance with accounting principles generally accepted in the United States (GAAP). The Separate Account is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The following is a summary of significant accounting policies consistently followed by the Separate Account in the preparation of its financial statements.
Use of Estimates: The preparation of financial statements in accordance with GAAP requires the application of accounting policies that often involve a significant degree of judgment. These accounting estimates require the use of assumptions about matters, some of which are highly uncertain at the time of estimation. To the extent actual experience differs from assumptions used, the financial statements of the Separate Account could be materially affected.
Investments: Investments in mutual funds are valued at their closing net asset value per share as determined by the respective mutual funds, which generally value their securities at fair value. Purchases and sales of shares of the Funds are made at the net asset values of such Funds. Transactions are recorded on a trade date basis. Realized gains and losses on the sales of investments are recognized at the date of sale and are determined on a first-in, first-out basis. Dividends and capital gain distributions from the Funds are recorded on the ex-dividend date and reinvested upon receipt.
Reserves for Annuity Contracts in Payout: Net assets allocated to contracts in the payout period are based on industry standard mortality tables depending on the calendar year of annuitization as well as other assumptions, including provisions for the risk of adverse deviation from assumptions.
An assumed interest rate of 3.50 percent is used in determining annuity payments except for ICAP contracts which have an assumed interest rate of 5.00 percent.
At each reporting period, the assumptions must be evaluated based on current experience, and the reserves must be adjusted accordingly. To the extent additional reserves are established due to mortality risk experience, USL makes payments to the Separate Account. If there are excess reserves remaining at the time annuity payments cease, the assets supporting those reserves are transferred from the Separate Account to the General Account. Transfers between the General Account and the Separate Account, if any, are disclosed as adjustments to net assets allocated to contracts in payout period in the Statements of Operations and Changes in Net Assets. Annuity benefit payments are recorded as payments for contract benefits or terminations in the Statements of Operations and Changes in Net Assets.

46

FS VARIABLE SEPARATE ACCOUNT
THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

Accumulation Unit: This is the basic valuation unit used to calculate the contract owner’s interest. Such units are valued daily to reflect investment performance and the prorated daily deduction for expense charges.
Income Taxes: The operations of the Separate Account are included in the federal income tax return of USL, which is taxed as a life insurance company under the provision of the Internal Revenue Code (the Code). Under the current provisions of the Code, USL does not expect to incur federal income taxes on the earnings of the Separate Account to the extent that the earnings are credited under the contracts. As a result, no charge is currently made to the Separate Account for federal income taxes. The Separate Account is not treated as a regulated investment company under the Code. USL will periodically review changes in the tax law. USL retains the right to charge for any federal income tax incurred which is applicable to the Separate Account if the law is changed.
3.    Fair Value Measurements
Assets recorded at fair value in the Separate Account’s Statement of Assets and Liabilities are measured and classified in accordance with a fair value hierarchy consisting of three “levels” based on the observability of valuation inputs:
•Level 1— Fair value measurements based on quoted prices (unadjusted) in active markets that the Separate Account has the ability to access for identical assets or liabilities. Market price data generally is obtained from exchange or dealer markets. The Separate Account does not adjust the quoted price for such instruments.
•Level 2— Fair value measurements based on inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. Level 2 inputs include quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active, and inputs other than quoted prices that are observable for the asset or liability, such as interest rates and yield curves that are observable at commonly quoted intervals.
• Level 3— Fair value measurements based on valuation techniques that use significant inputs that are unobservable. Both observable and unobservable inputs may be used to determine the fair value positions in Level 3. The circumstances for these measurements include those in which there is little, if any, market activity for the asset or liability. Therefore, the Separate Account makes certain assumptions about the inputs a hypothetical market participant would use to value that asset or liability.
In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The Separate Account assets measured at fair value as of December 31, 2025 consist of investments in registered mutual funds that generally trade daily and are measured at fair value using quoted prices in active markets for identical assets, which are classified as Level 1 throughout the year. As such, no transfers between fair value hierarchy levels occurred during the year. See the Schedule of Portfolio Investments for the table presenting information about assets measured at fair value on a recurring basis at December 31, 2025, and respective hierarchy levels.
4.    Expenses
Expense charges are applied against the current value of the Separate Account and are paid to USL as follows:
Separate Account Annual Charges: Deductions for the mortality and expense risk charges and distribution charges are calculated daily, at an annual rate, on the actual prior day’s net asset value of the underlying Funds comprising the sub-accounts attributable to the contract owners and are paid to USL. The mortality risk charge represents compensation to USL for the mortality risks assumed under the contract, which is the obligation to provide payments during the payout period for the life of the contract and to provide the standard death benefit. The expense risk charge represents compensation to USL for assuming the risk that the current contract administration charges will be insufficient to cover the cost of administering the contract in the future. The distribution expense charge covers all expenses associated with the distribution of the contract. These charges are included on the mortality and expense risk and administrative charges line in the Statements of Operations and Changes in Net Assets.
The exact rate depends on the particular product issued and the death benefits elected for each product. Expense charges for each product are as follows:

Products	Separate Account Annual Charges*
FSA Advisor	1.52%
ICAP II Variable Annuity	1.40%
Polaris	1.52%
Polaris Advantage	1.65% or 1.90%

47

FS VARIABLE SEPARATE ACCOUNT
THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

Products	Separate Account Annual Charges*
Polaris Advantage II	1.30%, 1.55%, 1.90% or 2.15%
Polaris Choice	1.52% or 1.72%
Polaris Choice III	1.52% or 1.77%
Polaris Choice IV	1.65% or 1.90%
Polaris II	1.52%
Polaris II A-Class Platinum Series	0.85%
Polaris Platinum III	1.15%, 1.30%, 1.55%, 1.70% or 1.95%
Polaris Platinum O-Series	0.95% or 1.20%
Polaris Preferred Solution	1.00%, 1.15%, 1.40%, 1.55%, or 1.80%
Polaris Retirement Protector	1.30%, 1.55% or 1.80%
Polaris Select Investor	1.10%, 1.35%, 1.40% or 1.70%
Vista Capital Advantage	1.40%
WM Diversified Strategies III	1.55% or 1.70%
*    The distribution charge is deducted at an annual rate of 0.15 percent of the net asset value of each portfolio and is included in the respective separate account annual charge rate.
Contract Maintenance Charge: During the accumulation phase, an annual contract maintenance charge is assessed by USL on the contract anniversary. In the event of a full surrender, a contract maintenance charge is assessed at the date of surrender and deducted from the withdrawal proceeds. The contract maintenance charge represents a reimbursement of administrative expenses incurred by USL related to the establishment and maintenance of the record keeping function for the sub-accounts. These charges are included as part of the contract maintenance charges line in the Statements of Operations and Changes in Net Assets.
The contract maintenance charge ranges from $30 to $50 for certain contracts. No contract maintenance charge is assessed under the FSA Advisor contract.
Withdrawal Charge: A withdrawal charge is applicable to certain contract withdrawals pursuant to the contract and is payable to USL. The withdrawal charges are included as part of the payments for contract benefits or terminations line in the Statements of Operations and Changes in Net Assets.
Withdrawal charges may be assessed for withdrawals in excess of the free withdrawal amount as defined in the contracts. Withdrawal amounts in excess of the free withdrawal amount are assessed withdrawal charges based on tables of charges applicable to specific contracts.
The maximum withdrawal charge of 5 percent is assessed on amount withdrawn in excess of free withdrawals for the ICAP II variable annuity and the maximum withdrawal charge of 6% is assessed on amounts withdrawn in excess of free withdrawal amounts for the Vista Capital Advantage variable annuity. For all other products, the maximum withdrawal charge of 9 percent is assessed on amount withdrawn in excess of free withdrawals. There are no withdrawal charges under the FSA Advisor variable annuity.
Transfer Fee: A transfer fee may be assessed on each transfer of funds in excess of the maximum transactions allowed within a contract year depending on the contract provision. The transfer fee is included as part of the payments for contract benefits or terminations line in the Statements of Operations and Changes in Net Assets.
Depending on the contract provisions, a transfer fee of $25 ($10 in Pennsylvania and Texas) is assessed on each transfer in excess of the maximum transactions allowed for the product.
Premium Based Charge: For certain products, an up-front sales charge is applied against the gross purchase payments made on the contract. The sales charge is calculated as a percentage of the gross purchase payment invested, depending on the investment amount and the year of receipt, and is deducted from the contract value on a quarterly basis over a period of seven years. The premium based charge is paid to USL by redemption of units outstanding and included as part of the payments for contract benefits or terminations line of the Statements of Operations and Changes in Net Assets.
The premium based charge ranges from 0.50 percent to 5.75 percent and is assessed on the Polaris II A-Class Platinum Series and Polaris Platinum O-Series contract.
Premium Tax Charge: Certain states charge taxes on purchase payments up to a maximum of 3.50 percent. Some states assess premium taxes at the time of purchase payments, while some other states assess premium taxes when annuity payments begin or upon surrender. There are certain states that do not assess premium taxes. If the law of the state requires

48

FS VARIABLE SEPARATE ACCOUNT
THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

premium taxes to be paid when purchase payments are made, USL will deduct the tax from such payments prior to depositing the payments into the Separate Account. Otherwise, such tax will be deducted from the account value when annuity payments begin. Premium taxes are included as part of the payments received from contract owners line in the Statements of Operations and Changes in Net Assets.
Annuity Charge: There may be an annuity charge in the event that the contract is switched to the payout phase. Option 1 for payouts provides a life income with installments guaranteed, Option 2 provides a joint and survivor life payout, and Option 3 provides income for a specified period. No annuity charge is assessed if Option 1 or Option 2 is elected. If Option 3 is elected, an annuity charge equal to the withdrawal charge if the contract were surrendered may apply. No annuity charged will be assessed if Option 3 is elected by a beneficiary under the death benefit. The annuity charge is included as part of the payments for contract benefits or terminations line in the Statements of Operations and Changes in Net Assets.
Capital Protector Fee: This optional feature provides a guaranteed minimum contract value at the end of an applicable waiting period. The annual fee is calculated as a percentage of the contract value minus purchase payments received after the 90th day from the date of contract issuance and deducted quarterly from the contract value during the waiting period. This optional feature is included as part of the payments for contract benefits or terminations line in the Statements of Operations and Changes in Net Assets.
The annual fee for the Capital Protector Program ranges from 0.25 percent to 0.65 percent. This optional feature is offered under Polaris Advantage, Polaris Choice, Polaris Choice III, Polaris II, Polaris Preferred Solution, and WM Diversified Strategies III contracts.
MarketLock, Marketlock for Two, MarketLock for Life Plus, MarketLock Income Plus and MarketLock for Life: These optional features provide a guaranteed withdrawal stream by locking in market gains during an applicable evaluation period.
•MarketLock, MarketLock for Two and Income Rewards
The annual fee is calculated as a percentage of the maximum anniversary value benefit base and deducted quarterly from the contract value. The maximum anniversary value benefit base is calculated as the greater of eligible purchase payments received during the first two years, adjusted for withdrawals, or the maximum anniversary date contract value occurring in the first ten contract years, adjusted for withdrawals. The annual fee is included as part of the payments for contract benefits or terminations line in the Statements of Operations and Changes in Net Assets.
•MarketLock for Life, MarketLock for Life Plus and MarketLock Income Plus
The annual fee is calculated as a percentage of the income base and deducted quarterly from the contract value. The income base is calculated as the greater of purchase payments made in the first contract year and purchase payments made in contract years 2-5, capped at 100 percent of purchase payments made in the first year plus a bonus, if eligible, or the highest anniversary date contract value less purchase payments made in years 2-5 greater than the purchase payments received in the first year. The annual fee is included as part of the payments for contract benefits or terminations line in the Statements of Operations and Changes in Net Assets.
Income Rewards: This optional feature provides a guaranteed withdrawal stream during an applicable period of time.
The annual fee is calculated as a percentage of the benefit base and deducted quarterly from the contract value. The benefit base is equal to purchase payments received during the first 90 days, adjusted for withdrawals, before the benefit availability date (the availability date is up to the first 10 contract years, based on election). After the benefit availability date, the benefit base is increased by up to 50 percent of premiums received during the first 90 days, adjusted for withdrawals. The annual fee is included as part of the payments for contract benefits or terminations line in the Statements of Operations and Changes in Net Assets.

49

FS VARIABLE SEPARATE ACCOUNT
THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

The annual fees for the optional features discussed above are as follows:

Optional Features	Products Offered	Annual Fees
MarketLock	Polaris Advantage	0.50% to 0.65%
Polaris Choice
Polaris Choice III
Polaris II
Polaris II A-Class Platinum Series
Polaris Preferred Solution
WM Diversified Strategies III
MarketLock for Two	Polaris Choice	0.40% prior to the first withdrawal
	Polaris Choice III	0.80% after the first withdrawal
Polaris II
Polaris Preferred Solution
WM Diversified Strategies III
Income Rewards	Polaris Choice	0.65% in years zero to seven
	Polaris Choice III	0.45% in years eight to ten
Polaris II
Polaris Preferred Solution
WM Diversified Strategies III
MarketLock for Life	FSA Polaris Advantage	0.70% for one covered person
	FSA Polaris Choice III	0.95% for two covered persons
FSA Polaris Choice IV
FSA Polaris II
FSA Polaris II A-Class Platinum Series
FSA Polaris Platinum III
FSA Polaris Preferred Solution
MarketLock for Life Plus	FSA Polaris Advantage	0.65% to 0.95% for one covered person
	FSA Polaris Choice III	0.90% to 1.25% for two covered persons
FSA Polaris II
FSA Polaris II A-Class Platinum Series
FSA Polaris Platinum III
FSA Polaris Preferred Solution
MarketLock Income Plus	Polaris Advantage	0.85% to 1.10% for one covered person
	Polaris Choice III	1.10% to 1.35% for two covered persons
Polaris II
Polaris II A-Class Platinum Series
Polaris Platinum III
Polaris Preferred Solution
Polaris Income Plus, Polaris Income Builder, Polaris Income Plus Daily, Polaris Income Builder Daily, Polaris Income Plus Flex, Polaris Income Plus Daily Flex, Polaris Income Builder Daily Flex and Polaris Income Max Fee: These optional features provide a guaranteed withdrawal stream by locking in market gains during an applicable evaluation period. The annual fee is calculated as a percentage of the maximum anniversary value benefit base and deducted quarterly from the contract value.
The maximum anniversary value benefit base is calculated as the greater of eligible purchase payments received during the applicable time period, adjusted for withdrawals plus a credit, if eligible, or the maximum anniversary date contract value. The fee may change after the first year based on an index of market volatility. The annual fee included as part of the payments for contract benefits or terminations line of the Statements of Operations and Changes in Net Assets.

50

FS VARIABLE SEPARATE ACCOUNT
THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

The annual fees for the optional features discussed above are as follows:

Optional Features	Products Offered	Annual Fees
Polaris Income Plus	Polaris Advantage	0.60% to 2.50% for one covered person
	Polaris Advantage II	0.60% to 2.70% for two covered persons
Polaris Choice III
Polaris Choice IV
Polaris Platinum III
Polaris Platinum O-Series
Polaris Preferred Solution
Polaris Retirement Protector
Polaris Income Builder	Polaris Advantage	0.60% to 2.50% for one covered person
	Polaris Advantage II	0.60% to 2.70% for two covered persons
Polaris Choice III
Polaris Choice IV
Polaris Platinum III
Polaris Preferred Solution
Polaris Income Plus Daily	Polaris Platinum III	0.60% to 2.50% for one covered person
	Polaris Preferred Solution	0.60% to 2.70% for two covered persons
Polaris Income Builder Daily	Polaris Platinum O-Series	0.60% to 2.50% for one covered person
0.60% to 2.50% for two covered persons
Polaris Income Plus Flex	Polaris Platinum III	0.60% to 2.50% for one covered person
	Polaris Preferred Solution	0.60% to 2.50% for two covered persons
Polaris Income Plus Daily Flex	Polaris Platinum III	0.60% to 2.50% for one covered person
	Polaris Preferred Solution	0.60% to 2.50% for two covered persons
Polaris Income Max	Polaris Platinum III	0.60% to 2.50% for one covered person
	Polaris Preferred Solution	0.60% to 2.50% for two covered persons
Polaris Income Builder Daily Flex	Polaris Platinum O-Series	0.60% to 2.50% for one covered person
0.60% to 2.50% for two covered persons

51

FS VARIABLE SEPARATE ACCOUNT
THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

5.    Purchases and Sales of Investments
For the year ended December 31, 2025, the aggregate cost of purchases and proceeds from the sales of investments were:

Sub-accounts	Cost of Purchases	Proceeds from Sales
American Funds IS Asset Allocation Fund Class 2	$244,363	$334,990
American Funds IS Asset Allocation Fund Class 4	520,852	392,562
American Funds IS Capital Income Builder Class 4	7,306	11,561
American Funds IS Capital World Bond Fund Class 4	6,096	12,521
American Funds IS Global Growth Fund Class 2	570,564	912,752
American Funds IS Global Growth Fund Class 4	67,993	9,065
American Funds IS Global Small Capitalization Fund Class 4	5,990	67,524
American Funds IS Growth Fund Class 2	633,445	2,474,740
American Funds IS Growth Fund Class 4	51,641	10,662
American Funds IS Growth-Income Fund Class 2	1,219,655	1,178,690
American Funds IS Growth-Income Fund Class 4	160,943	10,727
American Funds IS The Bond Fund of America Class 4	21,670	128,985
Columbia VP Income Opportunities Fund Class 1	5,208	6,548
Columbia VP Large Cap Growth Fund Class 1	23,490	27,729
FTVIP Franklin Allocation VIP Fund Class 2	297,541	499,471
FTVIP Franklin Income VIP Fund Class 2	1,996,513	2,504,559
FTVIP Franklin Mutual Global Discovery VIP Fund Class 2	8,582	12,846
FTVIP Franklin Rising Dividends VIP Fund Class 2	1,702	407
FTVIP Franklin Strategic Income VIP Fund Class 2	7,165	794
FTVIP Templeton Global Bond VIP Fund Class 2	1,122	2,111
Goldman Sachs VIT Government Money Market Fund Institutional Shares	5,265	28,327
Goldman Sachs VIT Government Money Market Fund Service Shares	14,114,763	20,058,655
Invesco V.I. American Franchise Fund Series II	3,136,440	2,333,479
Invesco V.I. American Value Fund Series II	0	68,497
Invesco V.I. Comstock Fund Series II	3,121,530	3,357,753
Invesco V.I. Equity and Income Fund Series II	3,025	126,275
Invesco V.I. Growth and Income Fund Series II	2,161,987	3,064,667
Lord Abbett Bond Debenture Portfolio Class VC	13,830	2,875
Lord Abbett Developing Growth Portfolio Class VC	569	1,557
Lord Abbett Fundamental Equity Portfolio Class VC	1,470	154
Lord Abbett Growth and Income Portfolio Class VC	1,328,816	1,605,831
Lord Abbett Mid Cap Stock Portfolio Class VC	15,567	6,906
Lord Abbett Short Duration Income Portfolio Class VC	15,518	4,300
Lord Abbett Total Return Portfolio Class VC	13,008	5,214
MFS VIT III Growth Allocation Portfolio Service Class	956,728	171,501
PIMCO Emerging Markets Bond Portfolio Advisor Class	141,787	68,581
PIMCO Total Return Portfolio Advisor Class	5,378,672	4,415,293
PVC Core Plus Bond Account Class 1	242	724
PVC Diversified International Account Class 1	1,750	364
PVC Equity Income Account Class 2	13,823	35,259
PVC Government & High Quality Bond Account Class 1	12	7
PVC Large Cap Growth Account I Class 1	382	1,210
PVC MidCap Account Class 2	169,096	102,195
PVC Principal Capital Appreciation Account Class 2	9,933	50,976
PVC SAM Balanced Portfolio Class 2	294,373	583,704
PVC SAM Conservative Balanced Portfolio Class 2	1,653	580
PVC SAM Conservative Growth Portfolio Class 2	52,103	45,053
PVC SAM Flexible Income Portfolio Class 2	2,744	1,378
PVC SAM Strategic Growth Portfolio Class 2	38,192	27,222
PVC Short-Term Income Account Class 1	36	27,925
PVC SmallCap Account Class 2	46	435
SST SA Allocation Aggressive Portfolio Class 3	3,439,338	3,847,111

52

FS VARIABLE SEPARATE ACCOUNT
THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

Sub-accounts	Cost of Purchases	Proceeds from Sales
SST SA Allocation Balanced Portfolio Class 3	$1,242,777	$2,962,243
SST SA Allocation Moderate Portfolio Class 3	934,975	3,623,666
SST SA Allocation Moderately Aggressive Portfolio Class 3	2,122,696	3,909,988
SST SA American Century Inflation Managed Portfolio Class 3	3,265,409	4,378,884
SST SA Columbia Focused Value Portfolio Class 3	1,572	89
SST SA Franklin Allocation Moderately Aggressive Portfolio Class 3	2,053,305	1,935,282
SST SA Multi-Managed Large Cap Growth Portfolio Class 3	0	47,498
SST SA Multi-Managed Mid Cap Growth Portfolio Class 3	1,410	103
SST SA Multi-Managed Mid Cap Value Portfolio Class 3	1,087	75
SAST SA AB Growth Portfolio Class 1	3,334,767	4,960,076
SAST SA AB Growth Portfolio Class 3	10,224,763	7,935,109
SAST SA AB Small & Mid Cap Value Portfolio Class 3	4,323,053	2,659,716
SAST SA American Funds Asset Allocation Portfolio Class 3	11,582,514	24,320,303
SAST SA American Funds Global Growth Portfolio Class 3	2,438,785	3,784,956
SAST SA American Funds Growth Portfolio Class 3	8,071,956	9,774,165
SAST SA American Funds Growth-Income Portfolio Class 3	3,354,386	4,627,007
SAST SA American Funds VCP Managed Allocation Portfolio Class 3	18,641,666	29,605,786
SAST SA BlackRock Multi-Factor 70/30 Portfolio Class 3	771,203	826,514
SAST SA BlackRock VCP Global Multi Asset Portfolio Class 3	2,274,182	70,073,442
SAST SA Emerging Markets Equity Index Portfolio Class 3	100,827	406,568
SAST SA Federated Hermes Corporate Bond Portfolio Class 1	59,524	102,277
SAST SA Federated Hermes Corporate Bond Portfolio Class 3	9,461,956	10,396,725
SAST SA Fidelity Institutional AM® Global Equities Portfolio Class 1	183,770	151,065
SAST SA Fidelity Institutional AM® Global Equities Portfolio Class 3	1,141,698	560,856
SAST SA Fidelity Institutional AM® International Growth Portfolio Class 3	611,692	573,543
SAST SA Fidelity Institutional AM® Real Estate Portfolio Class 1	164,743	207,022
SAST SA Fidelity Institutional AM® Real Estate Portfolio Class 3	1,626,720	1,305,395
SAST SA Fixed Income Index Portfolio Class 3	2,421,296	2,909,925
SAST SA Fixed Income Intermediate Index Portfolio Class 3	1,421,098	2,581,506
SAST SA Franklin BW U.S. Large Cap Value Portfolio Class 1	1,935,292	2,273,498
SAST SA Franklin BW U.S. Large Cap Value Portfolio Class 3	4,992,346	3,650,542
SAST SA Franklin Small Company Value Portfolio Class 3	2,015,533	2,161,236
SAST SA Franklin Systematic U.S. Large Cap Core Portfolio Class 3	438,989	399,521
SAST SA Franklin Systematic U.S. Large Cap Value Portfolio Class 1	165,044	169,719
SAST SA Franklin Systematic U.S. Large Cap Value Portfolio Class 3	1,425,572	2,813,498
SAST SA Franklin Tactical Opportunities Portfolio Class 3	1,204,229	787,096
SAST SA Global Index Allocation 60/40 Portfolio Class 3	1,353,493	1,826,493
SAST SA Global Index Allocation 75/25 Portfolio Class 3	1,416,804	925,839
SAST SA Global Index Allocation 90/10 Portfolio Class 3	2,231,925	3,454,635
SAST SA Goldman Sachs Government and Quality Bond Portfolio Class 1	261,102	336,542
SAST SA Goldman Sachs Government and Quality Bond Portfolio Class 3	4,621,841	5,307,677
SAST SA Goldman Sachs Multi-Asset Insights Portfolio Class 3	1,419,535	1,265,154
SAST SA Index Allocation 60/40 Portfolio Class 3	2,977,333	4,845,131
SAST SA Index Allocation 80/20 Portfolio Class 3	7,631,415	10,572,342
SAST SA Index Allocation 90/10 Portfolio Class 3	14,846,586	18,785,110
SAST SA International Index Portfolio Class 3	579,080	679,145
SAST SA Invesco Growth Opportunities Portfolio Class 1	327,951	170,224
SAST SA Invesco Growth Opportunities Portfolio Class 3	988,861	1,568,675
SAST SA Janus Focused Growth Portfolio Class 1	271,893	24,817
SAST SA Janus Focused Growth Portfolio Class 3	4,757,824	2,594,011
SAST SA JPMorgan Diversified Balanced Portfolio Class 1	414,607	889,916
SAST SA JPMorgan Diversified Balanced Portfolio Class 3	1,903,665	3,302,412
SAST SA JPMorgan Emerging Markets Portfolio Class 1	472,978	206,443
SAST SA JPMorgan Emerging Markets Portfolio Class 3	413,535	2,206,398
SAST SA JPMorgan Equity-Income Portfolio Class 1	949,467	1,168,579
SAST SA JPMorgan Equity-Income Portfolio Class 3	5,349,719	3,614,447

53

FS VARIABLE SEPARATE ACCOUNT
THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

Sub-accounts	Cost of Purchases	Proceeds from Sales
SAST SA JPMorgan Large Cap Core Portfolio Class 1	$444,836	$589,385
SAST SA JPMorgan Large Cap Core Portfolio Class 3	3,133,955	2,015,906
SAST SA JPMorgan MFS Core Bond Portfolio Class 1	51,221	75,229
SAST SA JPMorgan MFS Core Bond Portfolio Class 3	7,428,701	11,099,906
SAST SA JPMorgan Mid-Cap Growth Portfolio Class 1	417,028	820,688
SAST SA JPMorgan Mid-Cap Growth Portfolio Class 3	4,575,824	4,180,610
SAST SA JPMorgan Ultra-Short Bond Portfolio Class 1	137,655	193,925
SAST SA JPMorgan Ultra-Short Bond Portfolio Class 3	8,258,808	5,562,405
SAST SA Large Cap Growth Index Portfolio Class 3	2,579,019	1,704,940
SAST SA Large Cap Index Portfolio Class 3	2,412,408	1,997,194
SAST SA Large Cap Value Index Portfolio Class 3	1,144,101	1,045,352
SAST SA MFS Large Cap Growth Portfolio Class 1	446,612	756,900
SAST SA MFS Large Cap Growth Portfolio Class 3	5,206,660	3,338,440
SAST SA MFS Massachusetts Investors Trust Portfolio Class 1	931,765	404,062
SAST SA MFS Massachusetts Investors Trust Portfolio Class 3	4,666,872	1,952,454
SAST SA MFS Total Return Portfolio Class 1	645,097	687,983
SAST SA MFS Total Return Portfolio Class 3	2,693,421	1,958,514
SAST SA Mid Cap Index Portfolio Class 3	1,199,374	734,961
SAST SA Morgan Stanley International Equities Portfolio Class 1	98,694	146,171
SAST SA Morgan Stanley International Equities Portfolio Class 3	1,030,783	1,402,651
SAST SA PIMCO Global Bond Opportunities Portfolio Class 1	28,292	115,892
SAST SA PIMCO Global Bond Opportunities Portfolio Class 3	3,359,866	3,677,883
SAST SA PIMCO RAE International Value Portfolio Class 3	981,901	4,458,261
SAST SA PIMCO VCP Tactical Balanced Portfolio Class 3	3,136,677	88,479,727
SAST SA PineBridge High-Yield Bond Portfolio Class 1	399,511	384,221
SAST SA PineBridge High-Yield Bond Portfolio Class 3	953,049	1,527,863
SAST SA Putnam International Value Portfolio Class 1	856,554	770,648
SAST SA Putnam International Value Portfolio Class 3	1,015,880	1,826,719
SAST SA Schroders VCP Global Allocation Portfolio Class 3	1,700,665	8,545,015
SAST SA Small Cap Index Portfolio Class 3	1,070,193	945,954
SAST SA T. Rowe Price Allocation Moderately Aggressive Portfolio Class 3	5,283,171	7,330,879
SAST SA T. Rowe Price VCP Balanced Portfolio Class 3	17,966,634	24,090,712
SAST SA VCP Dynamic Allocation Portfolio Class 3	218,189,774	123,587,759
SAST SA VCP Dynamic Strategy Portfolio Class 3	42,670,525	80,256,311
SAST SA VCP Index Allocation Portfolio Class 3	8,718,183	10,712,523
SAST SA Wellington Capital Appreciation Portfolio Class 1	740,866	2,825,362
SAST SA Wellington Capital Appreciation Portfolio Class 3	8,539,757	14,981,865
SAST SA Wellington Strategic Multi-Asset Portfolio Class 1	3,598	6,500
SAST SA Wellington Strategic Multi-Asset Portfolio Class 3	1,002,204	1,273,449
VALIC Company I International Equities Index Fund	4,661	5,250
VALIC Company I Mid Cap Index Fund	31,765	87,748
VALIC Company I Nasdaq-100 Index Fund	18,203	9,700
VALIC Company I Small Cap Index Fund	6,760	19,601
VALIC Company I Stock Index Fund	22,458	141,831

54

FS VARIABLE SEPARATE ACCOUNT
THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

6.    Financial Highlights
The summary of unit values and units outstanding for sub-accounts, investment income ratios, total return and expense ratios, excluding expenses of the underlying mutual funds, for each of the five years in the period ended December 31, 2025, follows:

	December 31, 2025				For the Year Ended December 31, 2025
					Investment	Expense		Total
		Unit Value ($)(a) (f)		Net	Income	Ratio (%)(d) (f)		Return (%)(e) (f)
Sub-accounts	Units	Lowest	Highest	Assets ($)(b)	Ratio (%)(c)	Lowest	Highest	Lowest	Highest
American Funds IS Asset Allocation Fund Class 2	48,622	54.31	58.34	2,834,046	1.95	0.85	1.20	14.47	14.87
American Funds IS Asset Allocation Fund Class 4	263,228	21.65	22.23	5,834,687	1.80	0.95	1.20	14.21	14.50
American Funds IS Capital Income Builder Class 4	13,652	16.83	17.28	231,338	2.75	0.95	1.20	18.72	19.02
American Funds IS Capital World Bond Fund Class 4	10,465	9.30	9.55	97,398	2.70	0.95	1.20	7.73	8.00
American Funds IS Global Growth Fund Class 2	40,159	87.07	106.57	3,859,420	1.34	0.85	1.72	19.55	20.60
American Funds IS Global Growth Fund Class 4	20,830	26.18	26.87	545,719	1.23	0.95	1.20	19.89	20.19
American Funds IS Global Small Capitalization Fund Class 4	8,230	16.02	16.45	131,976	0.16	0.95	1.20	12.96	13.25
American Funds IS Growth Fund Class 2	39,567	133.63	163.55	5,689,825	0.16	0.85	1.72	18.18	19.21
American Funds IS Growth Fund Class 4	15,624	44.46	45.64	694,755	0.13	0.95	1.20	18.50	18.79
American Funds IS Growth-Income Fund Class 2	75,061	79.24	97.03	6,463,045	0.93	0.85	1.72	16.05	17.07
American Funds IS Growth-Income Fund Class 4	32,177	30.55	31.37	996,448	0.74	0.95	1.20	16.37	16.66
American Funds IS The Bond Fund of America Class 4	29,860		10.74	320,586	3.44		1.20		5.71
Columbia VP Income Opportunities Fund Class 1	2,900	31.26	33.11	92,936	1.96	1.52	1.77	6.88	7.14
Columbia VP Large Cap Growth Fund Class 1	8,635	38.71	39.65	340,048	0.00	1.52	1.77	14.10	14.39
FTVIP Franklin Allocation VIP Fund Class 2	171,444	18.83	22.73	3,481,968	1.86	0.85	1.90	10.48	11.65
FTVIP Franklin Income VIP Fund Class 2	790,090	20.00	24.19	17,421,734	4.95	0.85	1.90	10.44	11.60
FTVIP Franklin Mutual Global Discovery VIP Fund Class 2	3,945	18.02	18.50	71,684	1.86	0.95	1.20	21.87	22.17
FTVIP Franklin Rising Dividends VIP Fund Class 2	490	26.26	26.97	13,007	0.80	0.95	1.20	10.47	10.75
FTVIP Franklin Strategic Income VIP Fund Class 2	4,850	11.27	11.57	55,567	4.61	0.95	1.20	5.97	6.23
FTVIP Templeton Global Bond VIP Fund Class 2	5,129	8.20	8.42	42,394	0.00	0.95	1.20	14.35	14.64
Goldman Sachs VIT Government Money Market Fund Institutional Shares	11,410		10.80	123,190	3.91		1.40		2.75
Goldman Sachs VIT Government Money Market Fund Service Shares	2,223,638	10.05	10.96	23,444,860	4.06	1.00	1.90	1.99	2.91
Invesco V.I. American Franchise Fund Series II	187,813	57.64	65.78	12,002,826	0.00	0.85	1.90	9.29	10.44
Invesco V.I. Comstock Fund Series II	432,621	34.37	56.47	17,454,626	1.42	0.85	1.90	14.94	16.15
Invesco V.I. Equity and Income Fund Series II	2,276		19.23	43,758	0.77		1.20		11.18
Invesco V.I. Growth and Income Fund Series II	484,230	31.54	56.59	18,974,399	1.16	0.85	1.90	13.13	14.32
Lord Abbett Bond Debenture Portfolio Class VC	15,679	13.22	13.58	207,499	6.01	0.95	1.20	7.03	7.30
Lord Abbett Developing Growth Portfolio Class VC	4,386	21.78	22.37	95,650	0.18	0.95	1.20	13.23	13.51
Lord Abbett Fundamental Equity Portfolio Class VC	676		22.44	15,158	0.43		1.10		13.04
Lord Abbett Growth and Income Portfolio Class VC	247,973	29.03	47.60	8,653,040	0.56	0.85	1.90	15.08	16.29
Lord Abbett Mid Cap Stock Portfolio Class VC	3,460	39.51	42.47	143,565	0.33	0.85	1.20	5.78	6.15
Lord Abbett Short Duration Income Portfolio Class VC	20,702	11.12	11.48	233,070	4.46	1.10	1.35	4.48	4.74
Lord Abbett Total Return Portfolio Class VC	11,748	10.84	11.13	127,342	4.69	0.95	1.20	5.91	6.17
MFS VIT III Growth Allocation Portfolio Service Class	156,291	12.97	13.06	2,041,326	1.52	0.95	1.20	10.54	10.81
PIMCO Emerging Markets Bond Portfolio Advisor Class	53,626	11.17	11.60	608,198	6.60	0.95	1.55	13.10	13.78
PIMCO Total Return Portfolio Advisor Class	3,203,916	9.58	10.22	31,988,975	3.92	0.95	1.80	6.84	7.75
PVC Core Plus Bond Account Class 1	583		9.93	5,788	4.08		1.70		5.65
PVC Diversified International Account Class 1	1,944	12.54	13.04	24,692	2.25	1.55	1.70	30.13	30.33
PVC Equity Income Account Class 2	3,610	33.39	34.63	124,084	1.51	1.55	1.70	13.31	13.48
PVC Government & High Quality Bond Account Class 1	45		7.53	342	3.61		1.70		6.09
PVC Large Cap Growth Account I Class 1	99		22.25	2,209	0.00		1.55		9.68
PVC MidCap Account Class 2	21,975	48.99	50.62	1,080,891	0.08	1.55	1.70	-0.19	-0.04
PVC Principal Capital Appreciation Account Class 2	1,955	60.71	62.94	120,261	0.28	1.55	1.70	11.31	11.48
PVC SAM Balanced Portfolio Class 2	127,768	23.83	25.35	3,137,153	2.05	1.52	1.77	11.65	11.93
PVC SAM Conservative Balanced Portfolio Class 2	2,363		14.37	33,970	2.71		1.70		9.41
PVC SAM Conservative Growth Portfolio Class 2	20,925	28.99	30.59	637,176	1.48	1.55	1.77	13.29	13.54
PVC SAM Flexible Income Portfolio Class 2	5,859	14.34	14.86	84,200	3.38	1.55	1.70	7.77	7.93
PVC SAM Strategic Growth Portfolio Class 2	12,664	35.54	36.84	466,498	1.15	1.55	1.70	14.64	14.81
PVC Short-Term Income Account Class 1	88		8.04	709	0.25		1.55		3.86
PVC SmallCap Account Class 2	38		21.78	822	0.10		1.55		13.02
SST SA Allocation Aggressive Portfolio Class 3	1,201,032	18.65	27.68	35,163,464	1.78	0.85	1.90	13.66	14.86
SST SA Allocation Balanced Portfolio Class 3	787,241	14.34	19.29	16,619,746	2.40	0.95	1.90	8.87	9.91
SST SA Allocation Moderate Portfolio Class 3	746,354	15.84	22.06	18,136,060	2.01	0.95	1.90	10.40	11.46
SST SA Allocation Moderately Aggressive Portfolio Class 3	1,081,824	16.89	23.71	27,967,439	1.96	0.95	1.90	11.99	13.05
SST SA American Century Inflation Managed Portfolio Class 3	1,772,343	10.95	13.14	21,244,130	3.53	0.85	1.90	4.21	5.31
SST SA Columbia Focused Value Portfolio Class 3	332		28.28	9,391	1.49		1.10		26.28
SST SA Franklin Allocation Moderately Aggressive Portfolio Class 3	560,681	21.93	23.19	12,599,621	1.28	0.95	1.55	15.76	16.46
SST SA Multi-Managed Mid Cap Growth Portfolio Class 3	337		28.66	9,655	0.00		1.10		6.96
SST SA Multi-Managed Mid Cap Value Portfolio Class 3	337		21.28	7,172	0.76		1.10		5.86
SAST SA AB Growth Portfolio Class 1	118,205	26.07	232.98	21,464,981	0.00	1.40	1.52	11.36	11.49
SAST SA AB Growth Portfolio Class 3	512,560	62.28	66.46	44,468,953	0.00	0.85	1.90	10.67	11.83
SAST SA AB Small & Mid Cap Value Portfolio Class 3	568,517	30.50	35.13	21,177,354	0.53	0.85	1.90	0.39	1.45
SAST SA American Funds Asset Allocation Portfolio Class 3	4,186,272	25.37	28.59	133,562,108	1.84	1.00	1.90	13.39	14.42
SAST SA American Funds Global Growth Portfolio Class 3	464,156	33.30	40.04	20,238,238	1.24	1.10	1.90	19.06	20.02
SAST SA American Funds Growth Portfolio Class 3	980,523	58.69	64.80	70,106,468	0.09	1.00	1.90	17.65	18.72
SAST SA American Funds Growth-Income Portfolio Class 3	654,838	40.44	42.93	30,832,553	0.80	1.00	1.90	15.46	16.50
SAST SA American Funds VCP Managed Allocation Portfolio Class 3	8,703,144	20.55	22.70	192,226,432	1.25	1.15	1.90	8.75	9.57

55

FS VARIABLE SEPARATE ACCOUNT
THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

	December 31, 2025				For the Year Ended December 31, 2025
					Investment	Expense		Total
		Unit Value ($)(a) (f)		Net	Income	Ratio (%)(d) (f)		Return (%)(e) (f)
Sub-accounts	Units	Lowest	Highest	Assets ($)(b)	Ratio (%)(c)	Lowest	Highest	Lowest	Highest
SAST SA BlackRock Multi-Factor 70/30 Portfolio Class 3	641,749	13.52	13.95	8,791,036	1.63	0.95	1.55	12.25	12.93
SAST SA BlackRock VCP Global Multi Asset Portfolio Class 3	—	11.97	12.83	—	4.20	1.15	1.90	-2.37	-2.13
SAST SA Emerging Markets Equity Index Portfolio Class 3	127,841	12.31	12.89	1,607,808	-0.52	0.95	1.55	30.61	31.39
SAST SA Federated Hermes Corporate Bond Portfolio Class 1	34,393		34.42	1,183,689	3.53		1.52		5.44
SAST SA Federated Hermes Corporate Bond Portfolio Class 3	3,201,206	17.43	30.59	64,718,983	3.33	0.85	1.90	4.77	5.87
SAST SA Fidelity Institutional AM® Global Equities Portfolio Class 1	14,916		67.47	1,006,446	1.15		1.52		20.35
SAST SA Fidelity Institutional AM® Global Equities Portfolio Class 3	145,136	27.59	32.53	4,847,146	0.95	0.95	1.90	19.58	20.72
SAST SA Fidelity Institutional AM® International Growth Portfolio Class 3	167,630	16.31	17.15	2,785,622	0.69	0.80	1.55	16.19	17.06
SAST SA Fidelity Institutional AM® Real Estate Portfolio Class 1	11,462		49.30	565,034	2.59		1.52		-0.03
SAST SA Fidelity Institutional AM® Real Estate Portfolio Class 3	353,317	15.42	64.66	7,908,276	2.08	0.85	1.90	-0.66	0.39
SAST SA Fixed Income Index Portfolio Class 3	962,906	9.71	10.70	9,743,224	2.83	0.95	1.80	4.16	5.05
SAST SA Fixed Income Intermediate Index Portfolio Class 3	809,018	10.01	11.03	8,464,597	2.42	0.95	1.80	4.15	5.04
SAST SA Franklin BW U.S. Large Cap Value Portfolio Class 1	85,089	133.87	137.46	11,415,395	1.85	1.40	1.52	15.37	15.50
SAST SA Franklin BW U.S. Large Cap Value Portfolio Class 3	427,886	33.15	57.96	21,025,226	1.70	0.85	1.90	14.63	15.84
SAST SA Franklin Small Company Value Portfolio Class 3	432,001	27.32	30.76	12,590,550	0.79	0.85	1.90	4.15	5.25
SAST SA Franklin Systematic U.S. Large Cap Core Portfolio Class 3	54,241	21.85	22.40	1,201,683	0.29	1.15	1.55	16.20	16.67
SAST SA Franklin Systematic U.S. Large Cap Value Portfolio Class 1	21,020		64.10	1,347,310	1.18		1.52		15.15
SAST SA Franklin Systematic U.S. Large Cap Value Portfolio Class 3	241,157	48.13	82.19	12,960,941	0.94	0.85	1.90	14.49	15.70
SAST SA Franklin Tactical Opportunities Portfolio Class 3	618,169	16.18	16.69	10,163,146	1.25	0.95	1.55	13.37	14.05
SAST SA Global Index Allocation 60/40 Portfolio Class 3	852,019	14.67	15.37	12,743,881	1.70	0.95	1.55	13.56	14.24
SAST SA Global Index Allocation 75/25 Portfolio Class 3	736,719	15.78	16.52	11,885,504	1.56	0.95	1.55	15.92	16.61
SAST SA Global Index Allocation 90/10 Portfolio Class 3	1,734,720	16.87	17.66	29,905,039	1.41	0.95	1.55	18.19	18.90
SAST SA Goldman Sachs Government and Quality Bond Portfolio Class 1	47,736	21.11	49.94	1,095,422	4.34	1.40	1.52	4.97	5.09
SAST SA Goldman Sachs Government and Quality Bond Portfolio Class 3	2,167,169	10.90	17.97	29,029,471	3.82	0.85	1.90	4.31	5.41
SAST SA Goldman Sachs Multi-Asset Insights Portfolio Class 3	579,551	16.56	17.08	9,741,061	2.46	0.95	1.55	16.99	17.70
SAST SA Index Allocation 60/40 Portfolio Class 3	1,700,316	16.99	17.53	30,359,231	1.51	0.95	1.55	11.39	12.06
SAST SA Index Allocation 80/20 Portfolio Class 3	3,829,020	19.22	20.43	80,032,376	1.29	0.95	1.55	13.73	14.42
SAST SA Index Allocation 90/10 Portfolio Class 3	6,932,085	20.29	21.96	155,585,279	1.23	0.95	1.55	15.39	16.08
SAST SA International Index Portfolio Class 3	239,560	15.05	15.75	3,693,529	2.04	1.00	1.55	28.59	29.30
SAST SA Invesco Growth Opportunities Portfolio Class 1	17,147		18.99	325,716	0.00		1.52		4.50
SAST SA Invesco Growth Opportunities Portfolio Class 3	318,806	20.55	32.34	9,620,415	0.00	0.85	1.90	3.93	5.03
SAST SA Janus Focused Growth Portfolio Class 1	21,422		68.25	1,462,075	0.00		1.40		16.75
SAST SA Janus Focused Growth Portfolio Class 3	226,233	53.77	61.20	13,609,979	0.00	0.85	1.90	15.82	17.04
SAST SA JPMorgan Diversified Balanced Portfolio Class 1	79,949		42.43	3,392,054	2.08		1.52		11.25
SAST SA JPMorgan Diversified Balanced Portfolio Class 3	791,124	24.36	27.31	21,715,792	1.86	0.85	1.90	10.53	11.70
SAST SA JPMorgan Emerging Markets Portfolio Class 1	41,082		28.43	1,167,860	2.21		1.52		34.23
SAST SA JPMorgan Emerging Markets Portfolio Class 3	411,877	15.51	38.37	7,937,754	2.26	0.85	1.90	33.45	34.85
SAST SA JPMorgan Equity-Income Portfolio Class 1	42,528		111.59	4,745,582	2.09		1.52		12.91
SAST SA JPMorgan Equity-Income Portfolio Class 3	577,104	33.42	39.50	21,951,537	2.02	0.85	1.90	12.16	13.34
SAST SA JPMorgan Large Cap Core Portfolio Class 1	17,516		85.95	1,505,568	0.43		1.52		12.74
SAST SA JPMorgan Large Cap Core Portfolio Class 3	291,274	40.08	59.75	13,524,461	0.17	0.85	1.90	12.01	13.19
SAST SA JPMorgan MFS Core Bond Portfolio Class 1	16,672		30.96	516,241	3.86		1.52		5.67
SAST SA JPMorgan MFS Core Bond Portfolio Class 3	3,244,955	13.41	23.10	50,888,980	3.52	0.85	1.90	4.97	6.07
SAST SA JPMorgan Mid-Cap Growth Portfolio Class 1	65,889		54.24	3,574,005	0.00		1.52		6.44
SAST SA JPMorgan Mid-Cap Growth Portfolio Class 3	529,919	47.88	48.59	28,097,945	0.00	0.85	1.90	5.83	6.95
SAST SA JPMorgan Ultra-Short Bond Portfolio Class 1	53,201	12.36	12.69	657,973	3.95	1.40	1.52	3.04	3.16
SAST SA JPMorgan Ultra-Short Bond Portfolio Class 3	2,566,375	8.27	11.51	24,155,923	5.00	0.85	1.90	2.43	3.51
SAST SA Large Cap Growth Index Portfolio Class 3	286,210	28.93	30.17	8,459,567	0.10	1.00	1.55	19.64	20.30
SAST SA Large Cap Index Portfolio Class 3	473,126	25.85	26.72	12,531,637	0.89	1.15	1.55	15.47	15.93
SAST SA Large Cap Value Index Portfolio Class 3	371,565	19.70	20.32	7,472,858	1.37	1.15	1.55	10.84	11.28
SAST SA MFS Large Cap Growth Portfolio Class 1	25,316		37.62	952,530	0.00		1.52		14.88
SAST SA MFS Large Cap Growth Portfolio Class 3	283,784	39.16	55.84	16,518,341	0.00	0.85	1.90	14.20	15.40
SAST SA MFS Massachusetts Investors Trust Portfolio Class 1	25,807		104.39	2,694,138	0.84		1.52		12.11
SAST SA MFS Massachusetts Investors Trust Portfolio Class 3	239,762	42.41	52.85	12,690,081	0.59	0.85	1.90	11.39	12.56
SAST SA MFS Total Return Portfolio Class 1	41,354	67.16	68.95	2,790,260	2.59	1.40	1.52	9.32	9.45
SAST SA MFS Total Return Portfolio Class 3	544,784	22.62	41.32	15,672,451	2.31	0.85	1.90	8.60	9.75
SAST SA Mid Cap Index Portfolio Class 3	448,532	17.19	17.99	7,887,716	0.89	1.00	1.55	5.11	5.69
SAST SA Morgan Stanley International Equities Portfolio Class 1	46,750		21.95	1,026,230	1.68		1.52		19.41
SAST SA Morgan Stanley International Equities Portfolio Class 3	355,370	14.67	16.02	6,299,864	1.46	0.85	1.90	18.71	19.96
SAST SA PIMCO Global Bond Opportunities Portfolio Class 1	15,024		19.77	297,007	4.91		1.52		7.43
SAST SA PIMCO Global Bond Opportunities Portfolio Class 3	1,734,577	9.86	15.92	19,626,034	5.21	0.85	1.90	6.67	7.80
SAST SA PIMCO RAE International Value Portfolio Class 3	732,931	14.48	17.56	13,881,841	3.06	0.85	1.90	33.35	34.76
SAST SA PIMCO VCP Tactical Balanced Portfolio Class 3	—	12.76	13.87	—	2.88	1.00	1.90	-3.68	-3.41
SAST SA PineBridge High-Yield Bond Portfolio Class 1	24,324		45.04	1,095,447	5.29		1.52		6.72
SAST SA PineBridge High-Yield Bond Portfolio Class 3	325,070	19.74	34.74	7,654,481	6.06	0.85	1.90	6.12	7.24
SAST SA Putnam International Value Portfolio Class 1	66,479	30.44	31.25	2,030,205	2.58	1.40	1.52	33.23	33.39
SAST SA Putnam International Value Portfolio Class 3	308,902	15.87	26.41	6,526,879	2.15	0.85	1.90	32.42	33.81
SAST SA Schroders VCP Global Allocation Portfolio Class 3	2,951,556	14.75	15.89	45,922,040	1.82	1.15	1.90	10.20	11.03
SAST SA Small Cap Index Portfolio Class 3	460,156	15.14	15.84	7,123,048	0.65	1.00	1.55	10.31	10.92
SAST SA T. Rowe Price Allocation Moderately Aggressive Portfolio Class 3	3,188,374	18.49	18.92	60,191,151	0.97	0.95	1.55	13.62	14.30
SAST SA T. Rowe Price VCP Balanced Portfolio Class 3	6,751,133	18.14	19.94	129,386,731	1.99	0.95	1.90	13.79	14.88
SAST SA VCP Dynamic Allocation Portfolio Class 3	38,776,482	19.57	22.33	813,176,412	2.11	0.95	1.90	9.03	10.07
SAST SA VCP Dynamic Strategy Portfolio Class 3	24,543,249	18.56	18.85	494,162,063	2.32	0.95	1.90	8.80	9.84

56

FS VARIABLE SEPARATE ACCOUNT
THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

	December 31, 2025				For the Year Ended December 31, 2025
					Investment	Expense		Total
		Unit Value ($)(a) (f)		Net	Income	Ratio (%)(d) (f)		Return (%)(e) (f)
Sub-accounts	Units	Lowest	Highest	Assets ($)(b)	Ratio (%)(c)	Lowest	Highest	Lowest	Highest
SAST SA VCP Index Allocation Portfolio Class 3	4,674,024	15.99	16.74	76,146,794	1.93	1.00	1.55	10.10	10.71
SAST SA Wellington Capital Appreciation Portfolio Class 1	37,892	361.90	755.49	14,320,530	0.00	1.40	1.52	12.81	12.94
SAST SA Wellington Capital Appreciation Portfolio Class 3	875,388	79.89	126.74	85,814,337	0.00	0.85	1.90	12.11	13.29
SAST SA Wellington Strategic Multi-Asset Portfolio Class 1	1,921		104.45	200,659	1.75		1.40		12.74
SAST SA Wellington Strategic Multi-Asset Portfolio Class 3	763,669	16.96	17.93	13,272,996	1.54	0.95	1.55	12.33	13.01
VALIC Company I International Equities Index Fund	5,764	17.47	17.76	101,663	3.42	1.10	1.40	29.00	29.38
VALIC Company I Mid Cap Index Fund	6,627	22.29	24.48	158,546	1.50	1.10	1.40	5.47	5.78
VALIC Company I Nasdaq-100 Index Fund	1,584		57.85	91,616	0.41		1.10		19.11
VALIC Company I Small Cap Index Fund	6,070	19.70	22.47	125,495	1.23	1.10	1.40	10.67	11.00
VALIC Company I Stock Index Fund	19,212	33.43	36.12	671,142	1.18	1.10	1.40	15.91	16.26

	December 31, 2024				For the Year Ended December 31, 2024
					Investment	Expense		Total
		Unit Value ($)(a) (f)		Net	Income	Ratio (%)(d) (f)		Return (%)(e) (f)
Sub-accounts	Units	Lowest	Highest	Assets ($)(b)	Ratio (%) (c)	Lowest	Highest	Lowest	Highest
American Funds IS Asset Allocation Fund Class 2	54,554	47.45	50.79	2,767,597	2.15	0.85	1.20	15.04	15.45
American Funds IS Asset Allocation Fund Class 4	278,587	18.96	19.42	5,394,565	2.19	0.95	1.20	14.72	15.01
American Funds IS Capital Income Builder Class 4	14,153	14.18	14.52	201,898	3.00	0.95	1.20	8.61	8.89
American Funds IS Capital World Bond Fund Class 4	11,377	8.63	8.85	98,295	1.87	0.95	1.20	-4.48	-4.24
American Funds IS Global Growth Fund Class 2	49,555	72.83	88.37	3,974,434	1.50	0.85	1.72	11.73	12.72
American Funds IS Global Growth Fund Class 4	20,960	21.83	22.36	457,992	1.46	0.95	1.20	12.03	12.31
American Funds IS Global Small Capitalization Fund Class 4	12,615	14.18	14.53	179,051	0.84	0.95	1.20	0.89	1.15
American Funds IS Growth Fund Class 2	56,345	113.07	137.19	6,819,834	0.32	0.85	1.72	29.37	30.51
American Funds IS Growth Fund Class 4	15,694	37.52	38.42	588,941	0.14	0.95	1.20	29.72	30.05
American Funds IS Growth-Income Fund Class 2	87,428	68.28	82.89	6,477,902	1.11	0.85	1.72	22.10	23.17
American Funds IS Growth-Income Fund Class 4	32,204	26.25	26.89	855,892	0.97	0.95	1.20	22.43	22.74
American Funds IS The Bond Fund of America Class 4	41,267		10.16	419,145	4.22		1.20		-0.23
BlackRock 60/40 Target Allocation ETF V.I. Fund Class III	—		15.55	—	0.00		1.10		1.31
BlackRock Global Allocation V.I. Fund Class III	—		14.69	—	0.09		1.40		11.36
Columbia VP Income Opportunities Fund Class 1	2,958	29.25	31.02	88,632	5.67	1.52	1.77	4.04	4.30
Columbia VP Large Cap Growth Fund Class 1	8,570	34.07	34.67	295,379	0.00	1.52	1.72	29.08	29.34
Columbia VP Limited Duration Credit Fund Class 2	—		10.59	—	0.00		1.10		0.94
FTVIP Franklin Allocation VIP Fund Class 2	190,454	17.04	20.36	3,497,935	2.12	0.85	1.90	7.09	8.22
FTVIP Franklin Income VIP Fund Class 2	852,926	18.11	21.68	16,948,099	5.31	0.85	1.90	5.18	6.29
FTVIP Franklin Mutual Global Discovery VIP Fund Class 2	4,678	14.78	15.15	69,655	1.73	0.95	1.20	3.40	3.66
FTVIP Franklin Rising Dividends VIP Fund Class 2	484	23.77	24.35	11,625	1.01	0.95	1.20	9.46	9.73
FTVIP Franklin Strategic Income VIP Fund Class 2	4,451	10.27	10.89	48,044	6.25	0.95	1.40	2.57	3.03
FTVIP Templeton Global Bond VIP Fund Class 2	5,198	7.17	7.35	37,545	0.00	0.95	1.20	-12.43	-12.21
Goldman Sachs VIT Government Money Market Fund Institutional Shares	13,919		10.51	146,253	5.01		1.40		3.70
Goldman Sachs VIT Government Money Market Fund Service Shares	2,853,320	9.85	10.70	29,388,752	4.89	0.95	1.90	2.93	3.91
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio Advisor Shares	—		9.91	—	0.00		1.40		3.01
Goldman Sachs VIT Trend Driven Allocation Fund Service Shares	—		12.77	—	0.00		1.10		2.98
Invesco V.I. American Franchise Fund Series II	189,227	52.74	59.56	10,988,294	0.00	0.85	1.90	32.02	33.42
Invesco V.I. American Value Fund Series II	3,328		19.94	66,352	0.78		1.20		28.54
Invesco V.I. Comstock Fund Series II	487,686	29.90	48.62	17,041,694	1.55	0.85	1.90	12.70	13.89
Invesco V.I. Equity and Income Fund Series II	9,281		17.30	160,531	1.62		1.20		10.57
Invesco V.I. Growth and Income Fund Series II	544,871	27.88	49.50	18,872,772	1.22	0.85	1.90	13.53	14.74
Lord Abbett Bond Debenture Portfolio Class VC	15,581	12.35	12.65	192,620	5.07	0.95	1.20	5.44	5.70
Lord Abbett Developing Growth Portfolio Class VC	4,388	19.24	19.71	84,494	0.10	0.95	1.20	20.71	21.02
Lord Abbett Fundamental Equity Portfolio Class VC	676		19.85	13,409	0.25		1.10		15.37
Lord Abbett Growth and Income Portfolio Class VC	281,002	25.22	40.93	8,516,856	0.86	0.85	1.90	18.32	19.58
Lord Abbett Mid Cap Stock Portfolio Class VC	3,496	37.35	40.01	137,035	0.50	0.85	1.20	13.52	13.92
Lord Abbett Short Duration Income Portfolio Class VC	20,355	10.66	10.96	219,051	3.74	1.10	1.40	3.67	3.98
Lord Abbett Total Return Portfolio Class VC	11,427	10.23	10.48	116,965	6.24	0.95	1.20	1.43	1.68
MFS VIT III Growth Allocation Portfolio Service Class	100,609	11.74	11.79	1,185,837	0.96	0.95	1.20	8.73	9.00
Morgan Stanley VIF Global Infrastructure Portfolio Class II	—		14.87	—	4.01		1.10		15.14
Neuberger Berman AMT US Equity Index PutWrite Strategy Portfolio Class S	—		12.95	—	4.04		1.40		4.39
PIMCO Dynamic Bond Portfolio Advisor Class	—		10.92	—	3.32		1.40		2.67
PIMCO Emerging Markets Bond Portfolio Advisor Class	49,564	9.87	10.19	496,543	6.46	0.95	1.55	5.76	6.40
PIMCO Total Return Portfolio Advisor Class	3,193,484	8.97	9.48	29,684,401	3.98	0.95	1.80	0.59	1.46
PVC Core Plus Bond Account Class 1	647		9.40	6,086	2.00		1.70		-0.81
PVC Diversified International Account Class 1	1,944	9.63	10.00	18,965	2.86	1.55	1.70	2.93	3.09
PVC Equity Income Account Class 2	4,625	29.47	30.52	140,250	1.49	1.55	1.70	13.27	13.44
PVC Government & High Quality Bond Account Class 1	45		7.10	322	3.09		1.70		-1.09
PVC Large Cap Growth Account I Class 1	155		20.28	3,153	0.00		1.55		23.20
PVC MidCap Account Class 2	23,236	49.09	50.64	1,144,803	0.05	1.55	1.70	17.95	18.13
PVC Principal Capital Appreciation Account Class 2	2,791	54.54	56.46	155,046	0.50	1.55	1.70	23.41	23.60
PVC SAM Balanced Portfolio Class 2	151,441	21.34	22.64	3,323,695	1.86	1.52	1.77	10.40	10.68
PVC SAM Conservative Balanced Portfolio Class 2	2,365		13.14	31,079	2.41		1.70		6.85
PVC SAM Conservative Growth Portfolio Class 2	22,213	25.59	26.95	594,795	1.29	1.55	1.77	12.92	13.17
PVC SAM Flexible Income Portfolio Class 2	5,860	13.30	13.77	78,134	2.87	1.55	1.70	4.63	4.78
PVC SAM Strategic Growth Portfolio Class 2	13,304	31.00	32.08	426,844	1.00	1.55	1.70	14.70	14.88

57

FS VARIABLE SEPARATE ACCOUNT
THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

	December 31, 2024				For the Year Ended December 31, 2024
					Investment	Expense		Total
		Unit Value ($)(a) (f)		Net	Income	Ratio (%)(d) (f)		Return (%)(e) (f)
Sub-accounts	Units	Lowest	Highest	Assets ($)(b)	Ratio (%)(c)	Lowest	Highest	Lowest	Highest
PVC Short-Term Income Account Class 1	3,625		7.74	28,060	3.42		1.55		3.47
PVC SmallCap Account Class 2	59		19.27	1,138	0.04		1.55		5.01
SST SA Allocation Aggressive Portfolio Class 3	1,255,284	16.24	24.36	32,176,906	1.21	0.85	1.90	11.55	12.73
SST SA Allocation Balanced Portfolio Class 3	886,668	13.04	17.71	17,086,554	1.80	0.95	1.90	6.05	7.06
SST SA Allocation Moderate Portfolio Class 3	885,559	14.21	19.98	19,403,657	1.62	0.95	1.90	8.33	9.37
SST SA Allocation Moderately Aggressive Portfolio Class 3	1,193,685	14.94	21.17	27,368,825	1.49	0.95	1.90	9.44	10.49
SST SA American Century Inflation Managed Portfolio Class 3	1,909,797	10.50	12.48	21,822,497	3.48	0.85	1.90	-0.35	0.71
SST SA Columbia Focused Value Portfolio Class 3	332		22.39	7,438	2.05		1.10		11.25
SST SA Franklin Allocation Moderately Aggressive Portfolio Class 3	630,963	18.95	19.91	12,212,789	1.49	0.95	1.55	17.06	17.76
SST SA Multi-Managed Diversified Fixed Income Portfolio Class 3	—		10.30	—	0.41		1.10		2.11
SST SA Multi-Managed International Equity Portfolio Class 3	—		14.41	—	0.00		1.40		10.12
SST SA Multi-Managed Large Cap Growth Portfolio Class 3	1,587		32.37	51,367	0.00		1.10		32.97
SST SA Multi-Managed Mid Cap Growth Portfolio Class 3	337		26.80	9,027	0.00		1.10		21.55
SST SA Multi-Managed Mid Cap Value Portfolio Class 3	337		20.10	6,774	0.84		1.10		12.57
SAST SA AB Growth Portfolio Class 1	144,537	23.39	209.22	23,412,285	0.00	1.40	1.52	23.36	23.51
SAST SA AB Growth Portfolio Class 3	539,867	55.69	60.05	43,345,034	0.00	0.85	1.90	22.58	23.88
SAST SA AB Small & Mid Cap Value Portfolio Class 3	579,586	30.39	34.63	21,478,074	0.42	0.85	1.90	7.42	8.56
SAST SA American Funds Asset Allocation Portfolio Class 3	4,884,215	22.17	25.22	136,648,886	1.81	1.00	1.90	13.99	15.02
SAST SA American Funds Global Growth Portfolio Class 3	543,667	27.74	33.63	19,791,999	0.56	1.10	1.90	11.11	12.01
SAST SA American Funds Growth Portfolio Class 3	1,047,265	49.44	55.08	63,253,956	0.07	1.00	1.90	28.82	29.99
SAST SA American Funds Growth-Income Portfolio Class 3	732,471	34.71	37.18	29,695,972	0.91	1.00	1.90	21.55	22.65
SAST SA American Funds VCP Managed Allocation Portfolio Class 3	9,579,562	18.90	20.71	193,515,391	1.09	1.15	1.90	15.21	16.08
SAST SA BlackRock Multi-Factor 70/30 Portfolio Class 3	661,976	12.04	12.35	8,057,956	0.00	0.95	1.55	10.17	10.83
SAST SA BlackRock VCP Global Multi Asset Portfolio Class 3	5,467,532	12.26	13.11	70,350,242	1.31	1.15	1.90	5.84	6.64
SAST SA Emerging Markets Equity Index Portfolio Class 3	155,042	9.43	9.81	1,486,727	1.83	0.95	1.55	3.93	4.56
SAST SA Federated Hermes Corporate Bond Portfolio Class 1	36,395		32.64	1,188,030	3.46		1.52		0.80
SAST SA Federated Hermes Corporate Bond Portfolio Class 3	3,310,605	16.63	28.89	63,686,205	3.17	0.85	1.90	0.13	1.19
SAST SA Fidelity Institutional AM® Global Equities Portfolio Class 1	17,092		56.06	958,266	1.40		1.52		19.79
SAST SA Fidelity Institutional AM® Global Equities Portfolio Class 3	151,995	23.07	26.95	4,236,618	1.17	0.95	1.90	19.08	20.23
SAST SA Fidelity Institutional AM® International Growth Portfolio Class 3	185,564	14.04	14.65	2,646,745	0.11	0.80	1.55	5.91	6.71
SAST SA Fidelity Institutional AM® Real Estate Portfolio Class 1	13,393		49.31	660,427	2.23		1.52		6.33
SAST SA Fidelity Institutional AM® Real Estate Portfolio Class 3	362,898	15.52	64.40	8,214,126	1.90	0.85	1.90	5.58	6.70
SAST SA Fixed Income Index Portfolio Class 3	1,029,823	9.32	10.18	9,949,189	2.50	0.95	1.80	-0.96	-0.11
SAST SA Fixed Income Intermediate Index Portfolio Class 3	936,164	9.61	10.50	9,341,586	2.57	0.95	1.80	0.76	1.63
SAST SA Franklin BW U.S. Large Cap Value Portfolio Class 1	101,502	116.04	119.00	11,801,182	2.07	1.40	1.52	16.95	17.09
SAST SA Franklin BW U.S. Large Cap Value Portfolio Class 3	459,858	28.92	50.03	19,970,184	1.94	0.85	1.90	16.17	17.40
SAST SA Franklin Small Company Value Portfolio Class 3	471,263	26.23	29.23	13,103,136	0.74	0.85	1.90	9.56	10.72
SAST SA Franklin Systematic U.S. Large Cap Core Portfolio Class 3	52,832	18.81	19.20	1,005,199	0.52	1.15	1.55	28.07	28.58
SAST SA Franklin Systematic U.S. Large Cap Value Portfolio Class 1	21,918		55.66	1,220,012	1.32		1.52		18.54
SAST SA Franklin Systematic U.S. Large Cap Value Portfolio Class 3	280,901	42.04	71.04	13,047,070	1.06	0.85	1.90	17.79	19.04
SAST SA Franklin Tactical Opportunities Portfolio Class 3	622,270	14.28	14.63	9,006,355	0.14	0.95	1.55	10.82	11.49
SAST SA Global Index Allocation 60/40 Portfolio Class 3	938,910	12.92	13.45	12,339,185	1.93	0.95	1.55	6.94	7.59
SAST SA Global Index Allocation 75/25 Portfolio Class 3	738,620	13.61	14.17	10,246,226	1.35	0.95	1.55	8.53	9.19
SAST SA Global Index Allocation 90/10 Portfolio Class 3	1,897,713	14.27	14.85	27,595,090	1.36	0.95	1.55	9.87	10.53
SAST SA Goldman Sachs Government and Quality Bond Portfolio Class 1	52,849	20.11	47.52	1,146,832	3.92	1.40	1.52	-0.46	-0.34
SAST SA Goldman Sachs Government and Quality Bond Portfolio Class 3	2,269,562	10.45	17.05	29,049,244	3.63	0.85	1.90	-1.01	0.04
SAST SA Goldman Sachs Multi-Asset Insights Portfolio Class 3	639,898	14.15	14.52	9,175,295	4.52	0.95	1.55	11.65	12.32
SAST SA Index Allocation 60/40 Portfolio Class 3	1,910,951	15.16	15.74	30,568,351	1.22	0.95	1.55	10.28	10.94
SAST SA Index Allocation 80/20 Portfolio Class 3	4,246,467	16.80	17.97	77,849,939	1.12	0.95	1.55	13.08	13.77
SAST SA Index Allocation 90/10 Portfolio Class 3	7,517,670	17.48	19.03	145,856,130	1.13	0.95	1.55	14.29	14.98
SAST SA International Index Portfolio Class 3	248,026	11.71	12.18	2,961,726	2.56	1.00	1.55	1.26	1.82
SAST SA Invesco Growth Opportunities Portfolio Class 1	8,706		18.18	158,256	0.00		1.52		14.66
SAST SA Invesco Growth Opportunities Portfolio Class 3	339,681	19.57	31.11	9,618,740	0.00	0.85	1.90	13.81	15.01
SAST SA Janus Focused Growth Portfolio Class 1	21,270		58.46	1,243,464	0.00		1.40		26.73
SAST SA Janus Focused Growth Portfolio Class 3	229,068	46.42	52.29	11,811,496	0.00	0.85	1.90	25.81	27.15
SAST SA JPMorgan Diversified Balanced Portfolio Class 1	94,981		38.14	3,622,437	1.80		1.52		7.87
SAST SA JPMorgan Diversified Balanced Portfolio Class 3	879,296	22.04	24.45	21,689,395	1.54	0.85	1.90	7.20	8.34
SAST SA JPMorgan Emerging Markets Portfolio Class 1	32,227		21.18	682,545	3.05		1.52		8.95
SAST SA JPMorgan Emerging Markets Portfolio Class 3	520,154	11.62	28.45	7,492,911	2.71	0.85	1.90	8.15	9.29
SAST SA JPMorgan Equity-Income Portfolio Class 1	52,152		98.83	5,154,173	2.45		1.52		10.99
SAST SA JPMorgan Equity-Income Portfolio Class 3	632,659	29.80	34.85	21,332,209	2.19	0.85	1.90	10.34	11.51
SAST SA JPMorgan Large Cap Core Portfolio Class 1	20,904		76.24	1,593,728	0.38		1.52		21.94
SAST SA JPMorgan Large Cap Core Portfolio Class 3	290,810	35.78	52.79	11,988,588	0.17	0.85	1.90	21.17	22.46
SAST SA JPMorgan MFS Core Bond Portfolio Class 1	17,861		29.30	523,367	3.73		1.52		0.60
SAST SA JPMorgan MFS Core Bond Portfolio Class 3	3,576,350	12.77	21.78	53,003,900	3.47	0.85	1.90	-0.13	0.93
SAST SA JPMorgan Mid-Cap Growth Portfolio Class 1	76,802		50.96	3,913,952	0.00		1.52		12.53
SAST SA JPMorgan Mid-Cap Growth Portfolio Class 3	555,555	44.77	45.92	27,663,550	0.00	0.85	1.90	11.77	12.96
SAST SA JPMorgan Ultra-Short Bond Portfolio Class 1	59,264	12.00	12.31	711,176	3.61	1.40	1.52	3.71	3.83
SAST SA JPMorgan Ultra-Short Bond Portfolio Class 3	2,357,503	8.07	11.12	21,559,588	3.65	0.85	1.90	3.09	4.18
SAST SA Large Cap Growth Index Portfolio Class 3	294,230	24.18	25.08	7,254,607	0.45	1.00	1.55	33.22	33.96
SAST SA Large Cap Index Portfolio Class 3	510,375	22.39	23.05	11,678,853	1.14	1.15	1.55	22.45	22.94
SAST SA Large Cap Value Index Portfolio Class 3	398,596	17.78	18.26	7,211,729	0.94	1.15	1.55	9.91	10.35
SAST SA MFS Large Cap Growth Portfolio Class 1	40,386		32.75	1,322,632	0.09		1.52		33.69
SAST SA MFS Large Cap Growth Portfolio Class 3	299,227	33.93	48.90	15,112,113	0.00	0.85	1.90	32.84	34.24

58

FS VARIABLE SEPARATE ACCOUNT
THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

	December 31, 2024				For the Year Ended December 31, 2024
					Investment	Expense		Total
		Unit Value ($)(a) (f)		Net	Income	Ratio (%)(d) (f)		Return (%)(e) (f)
Sub-accounts	Units	Lowest	Highest	Assets ($)(b)	Ratio (%)(c)	Lowest	Highest	Lowest	Highest
SAST SA MFS Massachusetts Investors Trust Portfolio Class 1	29,443		93.12	2,741,792	1.05		1.52		17.84
SAST SA MFS Massachusetts Investors Trust Portfolio Class 3	267,984	38.07	46.95	12,736,262	0.77	0.85	1.90	17.09	18.33
SAST SA MFS Total Return Portfolio Class 1	46,137	61.43	63.00	2,844,724	2.42	1.40	1.52	6.01	6.13
SAST SA MFS Total Return Portfolio Class 3	571,196	20.83	37.65	15,040,256	2.18	0.85	1.90	5.32	6.44
SAST SA Mid Cap Index Portfolio Class 3	449,709	16.36	17.02	7,504,480	0.99	1.00	1.55	11.52	12.13
SAST SA Morgan Stanley International Equities Portfolio Class 1	52,938		18.38	973,170	1.88		1.52		1.45
SAST SA Morgan Stanley International Equities Portfolio Class 3	405,955	12.36	13.35	6,065,709	1.54	0.85	1.90	0.72	1.79
SAST SA PIMCO Global Bond Opportunities Portfolio Class 1	20,155		18.40	370,895	2.31		1.52		-2.91
SAST SA PIMCO Global Bond Opportunities Portfolio Class 3	1,830,040	9.24	14.77	19,336,532	2.19	0.85	1.90	-3.46	-2.43
SAST SA PIMCO RAE International Value Portfolio Class 3	994,308	10.86	13.03	13,983,022	3.46	0.85	1.90	-0.17	0.89
SAST SA PIMCO VCP Tactical Balanced Portfolio Class 3	5,932,390	13.21	14.40	90,798,715	4.19	1.00	1.90	6.90	7.87
SAST SA PineBridge High-Yield Bond Portfolio Class 1	25,222		42.20	1,064,316	6.88		1.52		6.00
SAST SA PineBridge High-Yield Bond Portfolio Class 3	365,274	18.60	32.39	8,094,863	6.55	0.85	1.90	5.20	6.31
SAST SA Putnam International Value Portfolio Class 1	69,889	22.85	23.43	1,602,915	3.38	1.40	1.52	4.14	4.27
SAST SA Putnam International Value Portfolio Class 3	380,601	11.99	19.74	6,120,017	3.05	0.85	1.90	3.47	4.56
SAST SA Schroders VCP Global Allocation Portfolio Class 3	3,437,734	13.38	14.31	48,280,228	1.65	1.15	1.90	9.44	10.27
SAST SA Small Cap Index Portfolio Class 3	470,670	13.72	14.28	6,587,784	0.90	1.00	1.55	8.95	9.56
SAST SA T. Rowe Price Allocation Moderately Aggressive Portfolio Class 3	3,487,188	16.27	16.55	57,788,411	1.02	0.95	1.55	12.22	12.90
SAST SA T. Rowe Price VCP Balanced Portfolio Class 3	7,665,107	15.94	17.36	128,442,285	1.88	0.95	1.90	11.18	12.24
SAST SA VCP Dynamic Allocation Portfolio Class 3	36,285,405	17.95	20.29	693,719,782	1.39	0.95	1.90	11.41	12.48
SAST SA VCP Dynamic Strategy Portfolio Class 3	28,198,547	16.90	17.32	519,349,636	1.35	0.95	1.90	10.50	11.56
SAST SA VCP Index Allocation Portfolio Class 3	5,017,661	14.53	15.12	74,095,003	1.66	1.00	1.55	14.07	14.70
SAST SA Wellington Capital Appreciation Portfolio Class 1	43,604	320.81	668.92	14,537,734	0.00	1.40	1.52	39.61	39.78
SAST SA Wellington Capital Appreciation Portfolio Class 3	908,175	71.26	111.87	81,029,683	0.00	0.85	1.90	38.73	40.21
SAST SA Wellington Strategic Multi-Asset Portfolio Class 1	1,961		92.64	181,653	1.27		1.40		11.47
SAST SA Wellington Strategic Multi-Asset Portfolio Class 3	782,747	15.10	15.86	12,078,446	1.08	0.95	1.55	10.93	11.60
VALIC Company I International Equities Index Fund	6,002	13.55	13.73	81,926	2.41	1.10	1.40	1.69	2.00
VALIC Company I Mid Cap Index Fund	10,361	21.13	23.14	236,315	1.90	1.10	1.40	11.92	12.26
VALIC Company I Nasdaq-100 Index Fund	1,668		48.57	81,015	0.55		1.10		23.90
VALIC Company I Small Cap Index Fund	6,830	17.80	20.24	128,535	1.39	1.10	1.40	9.66	9.99
VALIC Company I Stock Index Fund	23,436	28.84	31.07	708,947	1.51	1.10	1.40	22.92	23.29

	December 31, 2023				For the Year Ended December 31, 2023
					Investment	Expense		Total
		Unit Value ($)(a) (f)		Net	Income	Ratio (%)(d) (f)		Return (%)(e) (f)
Sub-accounts	Units	Lowest	Highest	Assets ($)(b)	Ratio (%) (c)	Lowest	Highest	Lowest	Highest
American Funds IS Asset Allocation Fund Class 2	61,096	41.24	43.99	2,685,012	2.18	0.85	1.20	12.91	13.30
American Funds IS Asset Allocation Fund Class 4	221,266	16.53	16.88	3,724,150	2.20	0.95	1.20	12.67	12.95
American Funds IS Capital Income Builder Class 4	24,056	12.93	13.34	317,128	3.04	0.95	1.40	7.25	7.73
American Funds IS Capital World Bond Fund Class 4	11,427	9.04	9.24	103,366	0.00	0.95	1.20	4.64	4.90
American Funds IS Global Growth Fund Class 2	62,397	65.18	78.40	4,435,211	0.89	0.85	1.72	20.52	21.57
American Funds IS Global Growth Fund Class 4	20,792	19.49	19.91	405,502	0.71	0.95	1.20	20.84	21.14
American Funds IS Global Small Capitalization Fund Class 4	12,428	14.06	14.36	174,839	0.03	0.95	1.20	14.41	14.69
American Funds IS Growth Fund Class 2	70,655	87.40	105.12	6,576,898	0.37	0.85	1.72	36.13	37.31
American Funds IS Growth Fund Class 4	9,382	28.92	29.55	271,427	0.18	0.95	1.20	36.50	36.84
American Funds IS Growth-Income Fund Class 2	104,629	55.92	67.29	6,306,710	1.36	0.85	1.72	23.99	25.07
American Funds IS Growth-Income Fund Class 4	32,262	21.44	21.91	699,414	1.19	0.95	1.20	24.33	24.64
American Funds IS The Bond Fund of America Class 4	36,329		10.18	369,858	3.38		1.20		3.48
BlackRock 60/40 Target Allocation ETF V.I. Fund Class III	3,369		15.35	51,720	1.90		1.10		14.06
BlackRock Global Allocation V.I. Fund Class III	894		13.19	11,793	2.54		1.40		10.93
Columbia VP Income Opportunities Fund Class 1	2,878	28.11	29.74	82,798	5.90	1.52	1.77	9.61	9.88
Columbia VP Large Cap Growth Fund Class 1	11,218	26.39	26.80	299,402	0.00	1.52	1.72	40.73	41.01
Columbia VP Limited Duration Credit Fund Class 2	2,090		10.49	21,924	3.11		1.10		5.50
FTVIP Franklin Allocation VIP Fund Class 2	228,677	15.91	18.82	3,913,838	1.41	0.85	1.90	12.46	13.64
FTVIP Franklin Income VIP Fund Class 2	963,210	17.22	20.39	18,096,692	5.19	0.85	1.90	6.58	7.71
FTVIP Franklin Mutual Global Discovery VIP Fund Class 2	5,099	14.30	14.61	73,319	3.71	0.95	1.20	18.88	19.18
FTVIP Franklin Rising Dividends VIP Fund Class 2	471	21.72	22.19	10,318	0.96	0.95	1.20	10.74	11.02
FTVIP Franklin Strategic Income VIP Fund Class 2	10,136	10.01	10.57	106,295	6.06	0.95	1.40	6.68	7.16
FTVIP Templeton Global Bond VIP Fund Class 2	4,492	8.19	8.37	37,020	0.00	0.95	1.20	1.66	1.91
Goldman Sachs VIT Government Money Market Fund Institutional Shares	14,222		10.13	144,096	6.32		1.40		3.59
Goldman Sachs VIT Government Money Market Fund Service Shares	2,794,324	9.57	10.18	27,840,172	4.60	1.10	1.90	2.82	3.64
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio Advisor Shares	17,010	9.62	10.08	171,040	6.18	1.10	1.40	6.04	6.36
Goldman Sachs VIT Trend Driven Allocation Fund Service Shares	3,504		12.40	43,449	1.75		1.10		14.31
Invesco V.I. American Franchise Fund Series II	209,595	39.95	44.64	9,146,425	0.00	0.85	1.90	37.96	39.41
Invesco V.I. American Value Fund Series II	3,645		15.51	56,545	0.37		1.20		13.92
Invesco V.I. Comstock Fund Series II	531,104	26.53	42.69	16,366,545	1.55	0.85	1.90	9.99	11.15
Invesco V.I. Equity and Income Fund Series II	9,510		15.64	148,773	1.72		1.20		8.93
Invesco V.I. Growth and Income Fund Series II	639,048	24.56	43.14	19,340,715	1.28	0.85	1.90	10.30	11.46
Lord Abbett Bond Debenture Portfolio Class VC	19,824	11.71	11.97	232,927	5.50	0.95	1.20	5.28	5.55
Lord Abbett Developing Growth Portfolio Class VC	10,248	15.94	16.29	163,405	0.00	0.95	1.20	6.89	7.15
Lord Abbett Fundamental Equity Portfolio Class VC	3,734		17.20	64,239	0.59		1.10		13.38
Lord Abbett Growth and Income Portfolio Class VC	330,798	21.32	34.23	8,454,255	0.93	0.85	1.90	11.06	12.23

59

FS VARIABLE SEPARATE ACCOUNT
THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

	December 31, 2023				For the Year Ended December 31, 2023
					Investment	Expense		Total
		Unit Value ($)(a) (f)		Net	Income	Ratio (%)(d) (f)		Return (%)(e) (f)
Sub-accounts	Units	Lowest	Highest	Assets ($)(b)	Ratio (%)(c)	Lowest	Highest	Lowest	Highest
Lord Abbett Mid Cap Stock Portfolio Class VC	3,195	32.90	35.12	111,103	0.47	0.85	1.20	14.05	14.44
Lord Abbett Short Duration Income Portfolio Class VC	28,957	10.29	10.54	300,367	4.40	1.10	1.40	3.59	3.90
Lord Abbett Total Return Portfolio Class VC	5,767	10.09	10.31	58,219	6.59	0.95	1.20	5.07	5.33
MFS VIT III Growth Allocation Portfolio Service Class	18,153		10.81	196,306	1.90		0.95		13.94
Morgan Stanley VIF Global Infrastructure Portfolio Class II	1,774	12.49	12.91	22,364	2.77	1.10	1.40	2.82	3.13
Neuberger Berman AMT US Equity Index PutWrite Strategy Portfolio Class S	748		12.41	9,279	0.00		1.40		13.41
PIMCO Dynamic Bond Portfolio Advisor Class	466		10.64	4,961	3.44		1.40		5.51
PIMCO Emerging Markets Bond Portfolio Advisor Class	63,714	9.34	9.58	602,657	5.63	0.95	1.55	9.30	9.96
PIMCO Total Return Portfolio Advisor Class	2,921,151	8.92	9.35	26,844,665	3.39	0.95	1.80	3.94	4.83
PVC Core Plus Bond Account Class 1	1,455		9.48	13,790	2.78		1.70		3.57
PVC Diversified International Account Class 1	2,444	9.36	9.70	23,264	1.29	1.55	1.70	15.47	15.65
PVC Equity Income Account Class 2	8,266	26.02	26.90	220,408	1.75	1.55	1.70	9.06	9.22
PVC Government & High Quality Bond Account Class 1	45		7.18	326	2.18		1.70		2.88
PVC Large Cap Growth Account I Class 1	184		16.46	3,033	0.00		1.55		38.19
PVC MidCap Account Class 2	22,527	41.62	42.87	941,014	0.00	1.55	1.70	23.63	23.81
PVC Principal Capital Appreciation Account Class 2	4,295	44.19	45.68	192,864	0.64	1.55	1.70	22.75	22.93
PVC SAM Balanced Portfolio Class 2	175,520	19.33	20.46	3,483,099	2.20	1.52	1.77	13.63	13.91
PVC SAM Conservative Balanced Portfolio Class 2	2,368		12.30	29,116	2.62		1.70		9.92
PVC SAM Conservative Growth Portfolio Class 2	23,768	22.66	23.81	562,777	1.54	1.55	1.77	16.97	17.22
PVC SAM Flexible Income Portfolio Class 2	5,861	12.72	13.14	74,683	2.96	1.55	1.70	7.37	7.53
PVC SAM Strategic Growth Portfolio Class 2	15,422	27.03	27.93	429,386	1.21	1.55	1.70	19.53	19.71
PVC Short-Term Income Account Class 1	3,498		7.48	26,170	1.83		1.55		3.98
PVC SmallCap Account Class 2	442		18.35	8,107	0.05		1.55		13.62
SST SA Allocation Aggressive Portfolio Class 3	1,316,204	14.40	21.84	30,260,175	2.31	0.85	1.90	14.99	16.20
SST SA Allocation Balanced Portfolio Class 3	998,525	12.18	16.70	18,054,399	2.36	0.95	1.90	9.32	10.36
SST SA Allocation Moderate Portfolio Class 3	990,946	12.99	18.44	19,892,633	2.41	0.95	1.90	11.56	12.62
SST SA Allocation Moderately Aggressive Portfolio Class 3	1,250,593	13.52	19.35	26,284,396	2.43	0.95	1.90	12.89	13.96
SST SA American Century Inflation Managed Portfolio Class 3	2,013,421	10.54	12.39	22,924,771	4.79	0.85	1.90	1.35	2.41
SST SA Columbia Focused Value Portfolio Class 3	332		20.13	6,685	1.27		1.10		4.19
SST SA Franklin Allocation Moderately Aggressive Portfolio Class 3	569,597	16.19	16.66	9,382,915	1.59	1.15	1.55	18.77	19.25
SST SA Multi-Managed Diversified Fixed Income Portfolio Class 3	10,218	9.73	10.09	101,290	1.81	1.10	1.40	4.55	4.86
SST SA Multi-Managed International Equity Portfolio Class 3	3,054	13.09	13.26	40,247	2.11	1.10	1.40	14.23	14.58
SST SA Multi-Managed Large Cap Growth Portfolio Class 3	1,867		24.34	45,434	0.00		1.10		35.52
SST SA Multi-Managed Mid Cap Growth Portfolio Class 3	337		22.05	7,426	0.00		1.10		19.72
SST SA Multi-Managed Mid Cap Value Portfolio Class 3	337		17.86	6,018	0.91		1.10		12.70
SAST SA AB Growth Portfolio Class 1	157,927	18.94	169.61	20,624,941	0.00	1.40	1.52	33.00	33.16
SAST SA AB Growth Portfolio Class 3	553,749	44.95	48.99	37,108,304	0.00	0.85	1.90	32.18	33.57
SAST SA AB Small & Mid Cap Value Portfolio Class 3	638,667	28.29	31.89	21,952,750	0.68	0.85	1.90	14.42	15.62
SAST SA American Funds Asset Allocation Portfolio Class 3	5,385,628	19.27	22.12	131,377,406	2.47	1.00	1.90	11.77	12.77
SAST SA American Funds Global Growth Portfolio Class 3	599,740	24.77	30.27	19,532,625	0.71	1.10	1.90	20.06	21.02
SAST SA American Funds Growth Portfolio Class 3	1,129,460	37.63	42.75	52,603,252	1.45	1.10	1.90	35.41	36.50
SAST SA American Funds Growth-Income Portfolio Class 3	796,567	28.30	30.59	26,367,914	2.26	1.00	1.90	23.49	24.60
SAST SA American Funds VCP Managed Allocation Portfolio Class 3	10,945,468	15.95	17.85	190,827,437	1.77	1.15	2.15	13.12	14.26
SAST SA BlackRock Multi-Factor 70/30 Portfolio Class 3	653,922	10.93	11.15	7,205,813	2.08	0.95	1.55	11.36	12.03
SAST SA BlackRock VCP Global Multi Asset Portfolio Class 3	6,002,610	11.58	12.29	72,566,518	0.69	1.15	1.90	9.94	10.77
SAST SA Emerging Markets Equity Index Portfolio Class 3	154,337	9.07	9.39	1,420,620	2.51	0.95	1.55	7.08	7.72
SAST SA Federated Hermes Corporate Bond Portfolio Class 1	34,727		32.38	1,124,598	3.50		1.52		6.43
SAST SA Federated Hermes Corporate Bond Portfolio Class 3	3,104,329	16.61	28.55	59,494,605	3.43	0.85	1.90	5.73	6.84
SAST SA Fidelity Institutional AM® Global Equities Portfolio Class 1	20,006		46.80	936,289	1.36		1.52		21.97
SAST SA Fidelity Institutional AM® Global Equities Portfolio Class 3	153,609	19.38	22.41	3,632,776	1.21	0.95	1.90	21.15	22.30
SAST SA Fidelity Institutional AM® International Growth Portfolio Class 3	179,945	13.26	13.73	2,416,530	0.20	0.80	1.55	25.14	26.08
SAST SA Fidelity Institutional AM® Real Estate Portfolio Class 1	14,656		46.38	679,688	1.98		1.52		12.30
SAST SA Fidelity Institutional AM® Real Estate Portfolio Class 3	412,043	14.70	60.36	8,787,359	2.04	0.85	1.90	11.72	12.89
SAST SA Fixed Income Index Portfolio Class 3	1,021,280	9.41	10.19	9,912,937	2.18	0.95	1.80	3.61	4.49
SAST SA Fixed Income Intermediate Index Portfolio Class 3	832,610	9.54	9.93	8,197,698	1.64	1.15	1.80	2.94	3.61
SAST SA Franklin BW U.S. Large Cap Value Portfolio Class 1	127,942	99.22	101.64	12,713,530	2.37	1.40	1.52	5.77	5.89
SAST SA Franklin BW U.S. Large Cap Value Portfolio Class 3	528,677	24.89	42.62	19,706,436	2.18	0.85	1.90	5.16	6.27
SAST SA Franklin Small Company Value Portfolio Class 3	512,774	23.94	26.40	12,930,014	0.26	0.85	1.90	10.58	11.74
SAST SA Franklin Systematic U.S. Large Cap Core Portfolio Class 3	53,311	14.68	14.94	790,356	1.35	1.15	1.55	19.35	19.82
SAST SA Franklin Systematic U.S. Large Cap Value Portfolio Class 1	23,023		46.96	1,081,123	1.80		1.52		6.74
SAST SA Franklin Systematic U.S. Large Cap Value Portfolio Class 3	340,198	35.69	59.67	13,199,495	1.53	0.85	1.90	6.02	7.14
SAST SA Franklin Tactical Opportunities Portfolio Class 3	604,948	12.88	13.13	7,888,650	1.63	0.95	1.55	13.80	14.48
SAST SA Global Index Allocation 60/40 Portfolio Class 3	984,074	12.08	12.50	12,060,792	1.52	0.95	1.55	11.81	12.48
SAST SA Global Index Allocation 75/25 Portfolio Class 3	724,865	12.54	12.94	9,239,523	1.53	1.00	1.55	13.85	14.47
SAST SA Global Index Allocation 90/10 Portfolio Class 3	1,931,420	12.99	13.44	25,483,133	1.70	0.95	1.55	16.04	16.74
SAST SA Goldman Sachs Government and Quality Bond Portfolio Class 1	56,371	20.20	47.68	1,223,723	2.18	1.40	1.52	3.49	3.62
SAST SA Goldman Sachs Government and Quality Bond Portfolio Class 3	2,294,731	10.56	17.05	29,599,518	2.00	0.85	1.90	2.81	3.89
SAST SA Goldman Sachs Multi-Asset Insights Portfolio Class 3	662,664	12.68	12.92	8,497,450	0.96	0.95	1.55	14.80	15.49
SAST SA Index Allocation 60/40 Portfolio Class 3	2,021,376	13.67	14.27	29,272,171	1.42	0.95	1.55	13.29	13.97
SAST SA Index Allocation 80/20 Portfolio Class 3	4,696,448	15.89	16.50	75,946,706	1.56	1.00	1.55	16.56	17.20
SAST SA Index Allocation 90/10 Portfolio Class 3	7,668,380	15.20	16.65	129,911,710	1.64	0.95	1.55	18.26	18.97
SAST SA International Index Portfolio Class 3	208,422	11.56	11.85	2,448,822	2.63	1.15	1.55	15.35	15.82
SAST SA Invesco Growth Opportunities Portfolio Class 1	17,321		15.85	274,600	0.00		1.52		10.81
SAST SA Invesco Growth Opportunities Portfolio Class 3	379,181	17.01	27.34	9,318,520	0.00	0.85	1.90	10.31	11.47

60

FS VARIABLE SEPARATE ACCOUNT
THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

	December 31, 2023				For the Year Ended December 31, 2023
					Investment	Expense		Total
		Unit Value ($)(a) (f)		Net	Income	Ratio (%)(d) (f)		Return (%)(e) (f)
Sub-accounts	Units	Lowest	Highest	Assets ($)(b)	Ratio (%)(c)	Lowest	Highest	Lowest	Highest
SAST SA Janus Focused Growth Portfolio Class 1	20,729		46.13	956,283	0.00		1.40		37.40
SAST SA Janus Focused Growth Portfolio Class 3	252,522	36.90	41.13	10,282,911	0.00	0.85	1.90	36.38	37.81
SAST SA JPMorgan Diversified Balanced Portfolio Class 1	99,615		35.36	3,522,119	1.49		1.52		13.70
SAST SA JPMorgan Diversified Balanced Portfolio Class 3	972,865	20.56	22.56	22,293,973	1.34	0.85	1.90	12.95	14.14
SAST SA JPMorgan Emerging Markets Portfolio Class 1	40,027		19.44	778,092	3.84		1.52		8.63
SAST SA JPMorgan Emerging Markets Portfolio Class 3	559,115	10.75	26.03	7,431,401	3.76	0.85	1.90	8.07	9.21
SAST SA JPMorgan Equity-Income Portfolio Class 1	58,666		89.05	5,223,973	2.32		1.52		3.11
SAST SA JPMorgan Equity-Income Portfolio Class 3	704,560	27.01	31.25	21,395,852	2.33	0.85	1.90	2.44	3.52
SAST SA JPMorgan Large Cap Core Portfolio Class 1	23,637		62.52	1,477,839	0.76		1.52		25.56
SAST SA JPMorgan Large Cap Core Portfolio Class 3	294,427	29.53	43.11	10,008,498	0.51	0.85	1.90	24.74	26.06
SAST SA JPMorgan MFS Core Bond Portfolio Class 1	20,508		29.13	597,384	2.75		1.52		4.94
SAST SA JPMorgan MFS Core Bond Portfolio Class 3	3,623,925	12.79	21.58	53,489,425	2.69	0.85	1.90	4.46	5.56
SAST SA JPMorgan Mid-Cap Growth Portfolio Class 1	83,983		45.29	3,803,420	0.00		1.52		21.48
SAST SA JPMorgan Mid-Cap Growth Portfolio Class 3	575,689	39.64	41.08	25,433,832	0.00	0.85	1.90	20.74	22.01
SAST SA JPMorgan Ultra-Short Bond Portfolio Class 1	80,509	11.57	11.85	932,311	1.14	1.40	1.52	3.06	3.18
SAST SA JPMorgan Ultra-Short Bond Portfolio Class 3	2,497,777	7.83	10.67	21,976,317	0.96	0.85	1.90	2.43	3.51
SAST SA Large Cap Growth Index Portfolio Class 3	260,461	18.15	18.57	4,799,400	0.33	1.15	1.55	27.07	27.58
SAST SA Large Cap Index Portfolio Class 3	537,312	18.28	18.75	10,016,169	1.29	1.15	1.55	23.69	24.18
SAST SA Large Cap Value Index Portfolio Class 3	373,144	16.17	16.55	6,125,523	1.49	1.15	1.55	19.62	20.10
SAST SA MFS Large Cap Growth Portfolio Class 1	39,653		24.50	971,358	0.59		1.52		38.96
SAST SA MFS Large Cap Growth Portfolio Class 3	341,708	25.27	36.81	12,679,887	0.30	0.85	1.90	38.21	39.66
SAST SA MFS Massachusetts Investors Trust Portfolio Class 1	32,619		79.03	2,577,741	0.86		1.52		17.26
SAST SA MFS Massachusetts Investors Trust Portfolio Class 3	315,646	32.52	39.68	12,765,384	0.60	0.85	1.90	16.51	17.74
SAST SA MFS Total Return Portfolio Class 1	51,485	57.95	59.36	2,993,119	1.93	1.40	1.52	8.65	8.78
SAST SA MFS Total Return Portfolio Class 3	623,741	19.78	35.37	15,311,661	1.71	0.85	1.90	7.99	9.12
SAST SA Mid Cap Index Portfolio Class 3	408,818	14.67	15.04	6,100,504	1.11	1.15	1.55	13.95	14.40
SAST SA Morgan Stanley International Equities Portfolio Class 1	60,479		18.12	1,095,884	1.53		1.52		14.81
SAST SA Morgan Stanley International Equities Portfolio Class 3	419,153	12.27	13.12	6,198,604	1.32	0.85	1.90	14.17	15.37
SAST SA PIMCO Global Bond Opportunities Portfolio Class 1	21,314		18.95	403,996	0.00		1.52		2.71
SAST SA PIMCO Global Bond Opportunities Portfolio Class 3	1,893,905	9.57	15.14	20,545,017	0.00	0.85	1.90	2.10	3.17
SAST SA PIMCO RAE International Value Portfolio Class 3	1,070,763	10.88	12.92	14,937,995	4.03	0.85	1.90	15.12	16.33
SAST SA PIMCO VCP Tactical Balanced Portfolio Class 3	6,746,204	12.25	13.48	96,086,562	4.03	1.00	1.90	9.69	10.67
SAST SA PineBridge High-Yield Bond Portfolio Class 1	28,033		39.81	1,115,982	6.28		1.52		14.42
SAST SA PineBridge High-Yield Bond Portfolio Class 3	398,830	17.68	30.47	8,316,090	6.08	0.85	1.90	13.56	14.76
SAST SA Putnam International Value Portfolio Class 1	76,980	21.94	22.47	1,694,478	2.60	1.40	1.52	17.68	17.82
SAST SA Putnam International Value Portfolio Class 3	393,128	11.58	18.88	6,137,082	2.20	0.85	1.90	16.94	18.17
SAST SA Schroders VCP Global Allocation Portfolio Class 3	4,052,842	12.23	12.98	51,720,238	1.25	1.15	1.90	13.09	13.94
SAST SA Small Cap Index Portfolio Class 3	450,627	12.60	12.92	5,772,869	0.83	1.15	1.55	14.18	14.64
SAST SA T. Rowe Price Allocation Moderately Aggressive Portfolio Class 3	3,627,679	14.50	14.66	53,418,372	0.95	0.95	1.55	17.28	17.99
SAST SA T. Rowe Price VCP Balanced Portfolio Class 3	8,855,579	14.34	15.46	132,689,596	1.62	0.95	1.90	14.10	15.19
SAST SA VCP Dynamic Allocation Portfolio Class 3	41,578,385	15.64	18.04	709,931,107	2.14	0.95	2.15	11.09	12.42
SAST SA VCP Dynamic Strategy Portfolio Class 3	32,504,266	15.15	15.24	539,044,404	2.41	0.95	2.15	9.71	11.03
SAST SA VCP Index Allocation Portfolio Class 3	5,111,200	12.73	13.18	66,011,787	1.41	1.00	1.55	14.11	14.74
SAST SA Wellington Capital Appreciation Portfolio Class 1	49,192	229.78	478.54	11,706,529	0.00	1.40	1.52	37.60	37.76
SAST SA Wellington Capital Appreciation Portfolio Class 3	1,069,484	51.36	79.79	68,343,266	0.00	0.85	1.90	36.68	38.12
SAST SA Wellington Strategic Multi-Asset Portfolio Class 1	2,120		83.11	176,157	1.46		1.40		13.52
SAST SA Wellington Strategic Multi-Asset Portfolio Class 3	888,636	13.61	14.21	12,317,534	1.37	0.95	1.55	13.08	13.76
VALIC Company I International Equities Index Fund	8,661	13.32	13.46	116,209	2.49	1.10	1.40	15.63	15.97
VALIC Company I Mid Cap Index Fund	22,332	18.88	20.61	452,852	1.25	1.10	1.40	14.33	14.68
VALIC Company I Nasdaq-100 Index Fund	6,168	36.34	39.20	241,010	0.35	1.10	1.40	52.36	52.81
VALIC Company I Small Cap Index Fund	8,761	16.23	18.41	152,510	1.59	1.10	1.40	14.74	15.09
VALIC Company I Stock Index Fund	53,392	23.47	25.20	1,330,251	1.28	1.10	1.40	24.06	24.43

	December 31, 2022				For the Year Ended December 31, 2022
					Investment	Expense		Total
		Unit Value ($)(a) (f)		Net	Income	Ratio (%)(d) (f)		Return (%)(e) (f)
Sub-accounts	Units	Lowest	Highest	Assets ($)(b)	Ratio (%) (c)	Lowest	Highest	Lowest	Highest
American Funds IS Asset Allocation Fund Class 2	65,190	36.53	38.83	2,528,763	1.79	0.85	1.20	-14.44	-14.14
American Funds IS Asset Allocation Fund Class 4	165,294	14.67	14.95	2,461,328	1.81	0.95	1.20	-14.69	-14.48
American Funds IS Capital Income Builder Class 4	13,560	12.06	12.38	165,414	2.34	0.95	1.40	-8.66	-8.25
American Funds IS Capital World Bond Fund Class 4	7,747	8.64	8.81	66,985	0.25	0.95	1.20	-18.82	-18.62
American Funds IS Global Growth Fund Class 2	71,019	54.08	64.49	4,175,390	0.59	0.85	1.72	-26.02	-25.38
American Funds IS Global Growth Fund Class 4	20,807	16.13	16.43	335,809	0.40	0.95	1.20	-25.81	-25.63
American Funds IS Global Small Capitalization Fund Class 4	7,698	12.29	12.52	94,706	0.00	0.95	1.20	-30.53	-30.35
American Funds IS Growth Fund Class 2	78,889	64.21	76.56	5,384,549	0.29	0.85	1.72	-31.13	-30.53
American Funds IS Growth Fund Class 4	8,503	21.19	21.59	180,235	0.10	0.95	1.20	-30.95	-30.77
American Funds IS Growth-Income Fund Class 2	114,106	45.10	53.80	5,531,990	1.18	0.85	1.72	-17.91	-17.20
American Funds IS Growth-Income Fund Class 4	32,371	17.25	17.58	563,715	1.02	0.95	1.20	-17.70	-17.49
American Funds IS The Bond Fund of America Class 4	32,204		9.84	316,838	2.61		1.20		-13.79
BlackRock 60/40 Target Allocation ETF V.I. Fund Class III	3,369		13.46	45,345	1.37		1.10		-15.96
BlackRock Global Allocation V.I. Fund Class III	894		11.89	10,631	0.00		1.40		-17.24
Columbia VP Income Opportunities Fund Class 1	3,629	25.65	27.07	95,598	5.10	1.52	1.77	-11.59	-11.37
Columbia VP Large Cap Growth Fund Class 1	14,737	18.75	19.01	279,235	0.00	1.52	1.72	-32.55	-32.42

61

FS VARIABLE SEPARATE ACCOUNT
THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

	December 31, 2022				For the Year Ended December 31, 2022
					Investment	Expense		Total
		Unit Value ($)(a) (f)		Net	Income	Ratio (%)(d) (f)		Return (%)(e) (f)
Sub-accounts	Units	Lowest	Highest	Assets ($)(b)	Ratio (%)(c)	Lowest	Highest	Lowest	Highest
Columbia VP Limited Duration Credit Fund Class 2	1,932		9.94	19,212	0.48		1.10		-7.38
FTVIP Franklin Allocation VIP Fund Class 2	233,309	14.15	16.56	3,532,066	1.61	0.85	1.90	-17.58	-16.71
FTVIP Franklin Income VIP Fund Class 2	967,982	16.15	18.93	16,958,428	4.84	0.85	1.90	-7.25	-6.27
FTVIP Franklin Mutual Global Discovery VIP Fund Class 2	1,745	12.03	12.26	21,135	0.93	0.95	1.20	-5.88	-5.65
FTVIP Franklin Rising Dividends VIP Fund Class 2	581	19.61	19.99	11,464	0.78	0.95	1.20	-11.64	-11.41
FTVIP Franklin Strategic Income VIP Fund Class 2	4,547	9.39	9.87	44,207	3.33	0.95	1.40	-11.99	-11.59
FTVIP Templeton Global Bond VIP Fund Class 2	695		8.06	5,596	0.00		1.20		-6.08
Goldman Sachs VIT Government Money Market Fund Institutional Shares	7,640		9.78	74,729	1.56		1.40		0.17
Goldman Sachs VIT Government Money Market Fund Service Shares	2,789,638	9.31	9.98	26,890,700	1.59	0.85	1.90	-0.53	0.52
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio Advisor Shares	18,694	9.07	9.47	176,119	5.79	1.10	1.40	-7.91	-7.63
Goldman Sachs VIT Trend Driven Allocation Fund Service Shares	3,504		10.85	38,009	0.00		1.10		-20.05
Invesco V.I. American Franchise Fund Series II	203,667	28.95	32.02	6,382,284	0.00	0.85	1.90	-32.59	-31.88
Invesco V.I. American Value Fund Series II	3,814		13.62	51,940	0.46		1.20		-4.02
Invesco V.I. Comstock Fund Series II	569,204	24.12	38.41	15,866,821	1.42	0.85	1.90	-1.05	-0.01
Invesco V.I. Equity and Income Fund Series II	9,520		14.36	136,730	1.39		1.20		-8.81
Invesco V.I. Growth and Income Fund Series II	701,562	22.27	38.71	19,170,431	1.25	0.85	1.90	-7.77	-6.80
Lord Abbett Bond Debenture Portfolio Class VC	17,314	11.13	11.34	192,738	4.36	0.95	1.20	-13.84	-13.62
Lord Abbett Developing Growth Portfolio Class VC	10,253	14.91	15.20	152,931	0.00	0.95	1.20	-36.75	-36.59
Lord Abbett Fundamental Equity Portfolio Class VC	3,734		15.17	56,656	1.04		1.10		-12.94
Lord Abbett Growth and Income Portfolio Class VC	342,142	19.19	30.50	7,886,485	1.25	0.85	1.90	-11.14	-10.20
Lord Abbett Mid Cap Stock Portfolio Class VC	3,279	28.85	30.69	99,789	0.74	0.85	1.20	-12.27	-11.96
Lord Abbett Short Duration Income Portfolio Class VC	30,728	9.64	10.14	306,236	2.73	1.10	1.70	-6.66	-6.10
Lord Abbett Total Return Portfolio Class VC	1,662	9.60	9.79	15,990	3.34	0.95	1.20	-15.07	-14.86
Morgan Stanley VIF Global Infrastructure Portfolio Class II	5,541	11.29	12.52	65,108	2.64	1.10	1.70	-9.86	-9.32
Neuberger Berman AMT US Equity Index PutWrite Strategy Portfolio Class S	2,115		10.94	23,146	0.00		1.40		-12.51
PIMCO Dynamic Bond Portfolio Advisor Class	1,451		10.08	14,630	2.59		1.40		-7.75
PIMCO Emerging Markets Bond Portfolio Advisor Class	52,363	8.54	8.71	451,442	4.52	0.95	1.55	-17.09	-16.60
PIMCO Total Return Portfolio Advisor Class	2,279,484	8.58	8.92	20,052,424	2.46	0.95	1.80	-15.91	-15.19
PVC Core Plus Bond Account Class 1	1,663		9.15	15,221	2.90		1.70		-15.57
PVC Diversified International Account Class 1	2,444	8.10	8.39	20,132	2.42	1.55	1.70	-21.35	-21.23
PVC Equity Income Account Class 2	10,226	23.86	24.63	249,916	1.65	1.55	1.70	-12.22	-12.09
PVC Government & High Quality Bond Account Class 1	46		6.98	317	1.46		1.70		-13.29
PVC Large Cap Growth Account I Class 1	215		11.91	2,562	0.00		1.55		-35.17
PVC MidCap Account Class 2	22,727	33.66	34.63	767,833	0.00	1.55	1.70	-24.46	-24.34
PVC Principal Capital Appreciation Account Class 2	4,812	36.00	37.16	175,633	0.58	1.55	1.70	-18.02	-17.90
PVC SAM Balanced Portfolio Class 2	190,047	17.01	17.96	3,312,341	1.95	1.52	1.77	-17.76	-17.55
PVC SAM Conservative Balanced Portfolio Class 2	2,371		11.19	26,519	2.14		1.70		-16.13
PVC SAM Conservative Growth Portfolio Class 2	27,531	19.38	20.31	556,511	1.77	1.55	1.77	-19.41	-19.23
PVC SAM Flexible Income Portfolio Class 2	6,374	11.84	12.22	75,814	2.54	1.55	1.70	-14.83	-14.70
PVC SAM Strategic Growth Portfolio Class 2	15,439	22.61	23.33	359,124	1.83	1.55	1.70	-20.34	-20.22
PVC Short-Term Income Account Class 1	3,630	6.98	7.19	26,065	1.12	1.55	1.70	-5.07	-4.93
PVC SmallCap Account Class 2	454		16.15	7,325	0.00		1.55		-22.10
SST SA Allocation Aggressive Portfolio Class 3	1,141,337	12.34	18.66	22,883,622	2.60	0.95	1.95	-19.10	-18.29
SST SA Allocation Balanced Portfolio Class 3	922,390	11.04	15.28	15,146,385	2.65	0.95	1.90	-17.09	-16.30
SST SA Allocation Moderate Portfolio Class 3	930,338	11.54	16.53	16,621,287	2.87	0.95	1.90	-17.85	-17.07
SST SA Allocation Moderately Aggressive Portfolio Class 3	1,183,327	11.86	17.14	22,005,598	2.87	0.95	1.90	-18.30	-17.53
SST SA American Century Inflation Managed Portfolio Class 3	1,980,049	10.40	12.10	22,109,688	2.27	0.85	1.90	-12.81	-11.89
SST SA Columbia Focused Value Portfolio Class 3	332		19.32	6,417	1.50		1.10		-3.09
SST SA Franklin Allocation Moderately Aggressive Portfolio Class 3	558,274	13.63	13.97	7,726,966	1.13	1.15	1.55	-18.66	-18.33
SST SA Multi-Managed Diversified Fixed Income Portfolio Class 3	13,784	9.31	9.62	131,061	1.76	1.10	1.40	-15.68	-15.42
SST SA Multi-Managed International Equity Portfolio Class 3	3,060	11.46	11.57	35,251	1.88	1.10	1.40	-17.73	-17.49
SST SA Multi-Managed Large Cap Growth Portfolio Class 3	2,220		17.96	39,866	0.00		1.10		-38.70
SST SA Multi-Managed Mid Cap Growth Portfolio Class 3	337		18.42	6,203	0.00		1.10		-29.76
SST SA Multi-Managed Mid Cap Value Portfolio Class 3	337		15.85	5,340	0.51		1.10		-10.00
SAST SA AB Growth Portfolio Class 1	173,625	14.22	127.52	16,716,898	0.00	1.40	1.52	-29.68	-29.60
SAST SA AB Growth Portfolio Class 3	565,244	33.65	37.06	30,254,235	0.00	0.85	1.90	-30.12	-29.39
SAST SA AB Small & Mid Cap Value Portfolio Class 3	682,189	24.69	27.59	20,476,203	0.80	0.85	1.95	-17.59	-16.68
SAST SA American Funds Asset Allocation Portfolio Class 3	5,515,313	19.79	22.32	119,657,070	1.79	1.15	1.90	-15.21	-14.57
SAST SA American Funds Global Growth Portfolio Class 3	672,171	20.47	25.21	18,117,198	0.00	1.10	1.90	-26.38	-25.79
SAST SA American Funds Growth Portfolio Class 3	1,141,543	27.57	31.57	38,965,533	0.51	1.10	1.90	-31.40	-30.85
SAST SA American Funds Growth-Income Portfolio Class 3	818,722	22.50	24.73	21,781,054	0.86	1.10	1.95	-18.35	-17.65
SAST SA American Funds VCP Managed Allocation Portfolio Class 3	11,848,995	14.10	15.62	181,156,486	0.92	1.15	2.15	-18.94	-18.13
SAST SA BlackRock Multi-Factor 70/30 Portfolio Class 3	566,841	9.82	9.95	5,592,262	1.99	0.95	1.55	-17.28	-16.79
SAST SA BlackRock VCP Global Multi Asset Portfolio Class 3	6,345,855	10.53	11.09	69,392,712	0.00	1.15	1.90	-19.26	-18.65
SAST SA Emerging Markets Equity Index Portfolio Class 3	139,298	8.47	8.71	1,193,803	1.70	0.95	1.55	-21.77	-21.30
SAST SA Federated Hermes Corporate Bond Portfolio Class 1	36,672		30.43	1,115,789	3.39		1.52		-15.57
SAST SA Federated Hermes Corporate Bond Portfolio Class 3	2,876,328	15.71	26.72	52,067,831	3.34	0.85	1.90	-16.11	-15.23
SAST SA Fidelity Institutional AM® Global Equities Portfolio Class 1	25,817		38.37	990,606	1.58		1.52		-17.09
SAST SA Fidelity Institutional AM® Global Equities Portfolio Class 3	137,328	15.99	18.33	2,717,387	1.47	0.95	1.90	-17.60	-16.82
SAST SA Fidelity Institutional AM® International Growth Portfolio Class 3	165,929	10.59	10.89	1,775,043	0.00	0.80	1.55	-27.85	-27.31
SAST SA Fidelity Institutional AM® Real Estate Portfolio Class 1	17,670		41.30	729,714	0.92		1.52		-28.05
SAST SA Fidelity Institutional AM® Real Estate Portfolio Class 3	446,444	13.16	53.47	8,512,762	0.66	0.85	1.90	-28.54	-27.78
SAST SA Fixed Income Index Portfolio Class 3	881,489	9.09	9.75	8,210,158	1.68	0.95	1.80	-14.63	-13.90

62

FS VARIABLE SEPARATE ACCOUNT
THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

	December 31, 2022				For the Year Ended December 31, 2022
					Investment	Expense		Total
		Unit Value ($)(a) (f)		Net	Income	Ratio (%)(d) (f)		Return (%)(e) (f)
Sub-accounts	Units	Lowest	Highest	Assets ($)(b)	Ratio (%)(c)	Lowest	Highest	Lowest	Highest
SAST SA Fixed Income Intermediate Index Portfolio Class 3	615,089	9.26	9.58	5,843,815	1.20	1.15	1.80	-9.10	-8.51
SAST SA Franklin BW U.S. Large Cap Value Portfolio Class 1	138,278	93.81	95.98	12,992,823	1.68	1.40	1.52	-2.83	-2.71
SAST SA Franklin BW U.S. Large Cap Value Portfolio Class 3	556,652	23.67	40.10	19,996,829	1.48	0.85	1.90	-3.45	-2.43
SAST SA Franklin Small Company Value Portfolio Class 3	505,866	21.65	23.63	11,464,076	0.42	0.85	1.90	-12.36	-11.44
SAST SA Franklin Systematic U.S. Large Cap Core Portfolio Class 3	49,035	12.30	12.46	607,949	2.02	1.15	1.55	-14.73	-14.39
SAST SA Franklin Systematic U.S. Large Cap Value Portfolio Class 1	22,547		43.99	991,880	1.87		1.52		-9.09
SAST SA Franklin Systematic U.S. Large Cap Value Portfolio Class 3	368,131	33.66	55.70	13,319,703	1.63	0.85	1.90	-9.63	-8.68
SAST SA Franklin Tactical Opportunities Portfolio Class 3	508,396	11.32	11.47	5,816,389	1.17	0.95	1.55	-15.23	-14.72
SAST SA Global Index Allocation 60/40 Portfolio Class 3	978,909	10.81	11.11	10,702,202	0.05	0.95	1.55	-15.66	-15.15
SAST SA Global Index Allocation 75/25 Portfolio Class 3	636,991	11.02	11.30	7,110,277	0.11	1.00	1.55	-16.80	-16.34
SAST SA Global Index Allocation 90/10 Portfolio Class 3	1,990,376	11.19	11.51	22,565,995	1.25	0.95	1.55	-17.60	-17.10
SAST SA Goldman Sachs Government and Quality Bond Portfolio Class 1	61,595	19.52	46.02	1,250,544	1.25	1.40	1.52	-14.71	-14.61
SAST SA Goldman Sachs Government and Quality Bond Portfolio Class 3	2,209,104	10.27	16.41	27,748,666	0.88	0.85	1.90	-15.29	-14.40
SAST SA Goldman Sachs Multi-Asset Insights Portfolio Class 3	611,058	11.04	11.19	6,816,618	0.00	0.95	1.55	-17.63	-17.13
SAST SA Index Allocation 60/40 Portfolio Class 3	2,040,143	11.99	12.60	26,034,234	1.27	0.95	1.55	-16.24	-15.74
SAST SA Index Allocation 80/20 Portfolio Class 3	4,617,545	13.63	14.08	63,907,003	1.41	1.00	1.55	-17.47	-17.01
SAST SA Index Allocation 90/10 Portfolio Class 3	7,150,247	12.78	14.08	102,186,280	1.42	0.95	1.55	-18.11	-17.62
SAST SA International Index Portfolio Class 3	155,147	10.02	10.23	1,573,684	2.70	1.15	1.55	-16.06	-15.73
SAST SA Invesco Growth Opportunities Portfolio Class 1	12,767		14.31	182,658	0.00		1.52		-36.34
SAST SA Invesco Growth Opportunities Portfolio Class 3	391,003	15.26	24.78	8,565,179	0.00	0.85	1.90	-36.82	-36.15
SAST SA Janus Focused Growth Portfolio Class 1	24,187		33.57	812,062	0.00		1.40		-34.46
SAST SA Janus Focused Growth Portfolio Class 3	274,469	27.06	29.84	8,126,707	0.00	0.85	1.90	-34.95	-34.26
SAST SA JPMorgan Diversified Balanced Portfolio Class 1	117,041		31.10	3,639,650	1.06		1.52		-17.23
SAST SA JPMorgan Diversified Balanced Portfolio Class 3	1,030,012	18.20	19.77	20,809,857	0.90	0.85	1.90	-17.71	-16.85
SAST SA JPMorgan Emerging Markets Portfolio Class 1	43,554		17.89	779,386	2.51		1.52		-26.57
SAST SA JPMorgan Emerging Markets Portfolio Class 3	543,338	9.94	23.84	6,696,607	2.52	0.85	1.90	-27.06	-26.29
SAST SA JPMorgan Equity-Income Portfolio Class 1	66,830		86.36	5,771,535	1.79		1.52		-3.32
SAST SA JPMorgan Equity-Income Portfolio Class 3	626,655	26.37	30.19	18,670,559	1.76	0.85	1.90	-3.91	-2.90
SAST SA JPMorgan Large Cap Core Portfolio Class 1	25,464		49.80	1,267,975	0.90		1.52		-21.39
SAST SA JPMorgan Large Cap Core Portfolio Class 3	274,434	23.67	34.20	7,489,838	0.76	0.85	1.90	-21.89	-21.07
SAST SA JPMorgan MFS Core Bond Portfolio Class 1	22,930		27.76	636,479	2.23		1.52		-14.45
SAST SA JPMorgan MFS Core Bond Portfolio Class 3	3,616,789	12.24	20.44	50,914,508	1.99	0.85	1.90	-15.09	-14.20
SAST SA JPMorgan Mid-Cap Growth Portfolio Class 1	92,854		37.28	3,461,784	0.00		1.52		-28.17
SAST SA JPMorgan Mid-Cap Growth Portfolio Class 3	568,068	32.49	34.02	20,643,287	0.00	0.85	1.90	-28.62	-27.87
SAST SA JPMorgan Ultra-Short Bond Portfolio Class 1	83,459	11.23	11.49	937,198	0.00	1.40	1.52	-3.02	-2.90
SAST SA JPMorgan Ultra-Short Bond Portfolio Class 3	2,212,383	7.64	10.31	18,833,795	0.00	0.85	1.90	-3.71	-2.69
SAST SA Large Cap Growth Index Portfolio Class 3	246,018	14.28	14.55	3,556,738	0.27	1.15	1.55	-30.88	-30.60
SAST SA Large Cap Index Portfolio Class 3	461,696	14.78	15.10	6,935,419	1.12	1.15	1.55	-19.79	-19.47
SAST SA Large Cap Value Index Portfolio Class 3	366,341	13.52	13.78	5,014,529	1.98	1.15	1.55	-7.24	-6.87
SAST SA MFS Large Cap Growth Portfolio Class 1	29,958		17.63	528,121	0.00		1.52		-30.87
SAST SA MFS Large Cap Growth Portfolio Class 3	385,632	18.10	26.64	10,133,974	0.00	0.85	1.90	-31.36	-30.63
SAST SA MFS Massachusetts Investors Trust Portfolio Class 1	34,828		67.39	2,347,165	1.07		1.52		-17.59
SAST SA MFS Massachusetts Investors Trust Portfolio Class 3	362,150	27.91	33.70	12,498,156	0.82	0.85	1.90	-18.09	-17.22
SAST SA MFS Total Return Portfolio Class 1	53,691	53.34	54.57	2,872,238	1.47	1.40	1.52	-11.05	-10.95
SAST SA MFS Total Return Portfolio Class 3	620,769	18.31	32.41	14,130,029	1.24	0.85	1.90	-11.59	-10.66
SAST SA Mid Cap Index Portfolio Class 3	356,189	12.87	13.14	4,650,198	0.80	1.15	1.55	-14.97	-14.63
SAST SA Morgan Stanley International Equities Portfolio Class 1	64,398		15.78	1,016,389	2.46		1.52		-15.28
SAST SA Morgan Stanley International Equities Portfolio Class 3	441,607	10.74	11.37	5,732,614	2.40	0.85	1.90	-15.79	-14.91
SAST SA PIMCO Global Bond Opportunities Portfolio Class 1	24,680		18.45	455,459	0.00		1.52		-20.15
SAST SA PIMCO Global Bond Opportunities Portfolio Class 3	1,869,631	9.37	14.67	19,752,615	0.00	0.85	1.90	-20.70	-19.87
SAST SA PIMCO RAE International Value Portfolio Class 3	1,222,736	9.45	11.11	14,702,933	3.75	0.85	1.90	-10.13	-9.18
SAST SA PIMCO VCP Tactical Balanced Portfolio Class 3	7,468,257	11.07	12.29	96,469,845	0.00	1.00	1.90	-19.22	-18.49
SAST SA PineBridge High-Yield Bond Portfolio Class 1	29,947		34.79	1,041,943	5.35		1.52		-11.18
SAST SA PineBridge High-Yield Bond Portfolio Class 3	358,597	15.57	26.55	6,607,136	5.11	0.85	1.90	-11.52	-10.59
SAST SA Putnam International Value Portfolio Class 1	79,994	18.64	19.07	1,496,094	1.57	1.40	1.52	-8.11	-8.00
SAST SA Putnam International Value Portfolio Class 3	368,620	9.91	15.97	5,110,435	1.47	0.85	1.90	-8.72	-7.76
SAST SA Schroders VCP Global Allocation Portfolio Class 3	4,455,359	10.81	11.39	50,010,975	0.65	1.15	1.90	-20.12	-19.52
SAST SA Small Cap Index Portfolio Class 3	410,052	11.03	11.27	4,585,440	0.55	1.15	1.55	-22.21	-21.89
SAST SA T. Rowe Price Allocation Moderately Aggressive Portfolio Class 3	3,192,958	12.36	12.43	39,994,111	0.36	0.95	1.55	-19.56	-19.08
SAST SA T. Rowe Price VCP Balanced Portfolio Class 3	9,780,463	12.57	13.42	127,706,735	0.77	0.95	1.90	-20.50	-19.74
SAST SA VCP Dynamic Allocation Portfolio Class 3	46,333,105	14.08	16.05	706,960,724	2.28	0.95	2.15	-18.91	-17.93
SAST SA VCP Dynamic Strategy Portfolio Class 3	36,287,867	13.64	13.89	544,507,285	2.08	0.95	2.15	-16.34	-15.34
SAST SA VCP Index Allocation Portfolio Class 3	4,993,771	11.16	11.49	56,377,538	0.00	1.00	1.55	-18.20	-17.75
SAST SA Wellington Capital Appreciation Portfolio Class 1	52,947	167.00	347.37	9,179,523	0.00	1.40	1.52	-37.30	-37.22
SAST SA Wellington Capital Appreciation Portfolio Class 3	1,086,426	37.58	57.77	51,373,383	0.00	0.85	1.90	-37.67	-37.02
SAST SA Wellington Strategic Multi-Asset Portfolio Class 1	2,346		73.21	171,781	0.82		1.40		-18.15
SAST SA Wellington Strategic Multi-Asset Portfolio Class 3	837,729	12.03	12.49	10,238,570	0.70	0.95	1.55	-18.49	-18.00
VALIC Company I International Equities Index Fund	9,158	11.52	11.61	106,063	3.00	1.10	1.40	-15.71	-15.45
VALIC Company I Mid Cap Index Fund	29,495	15.34	17.97	517,507	1.30	1.10	1.70	-14.81	-14.30
VALIC Company I Nasdaq-100 Index Fund	10,015	21.94	25.65	247,752	0.22	1.10	1.70	-33.94	-33.54
VALIC Company I Small Cap Index Fund	12,359	13.26	15.99	183,779	0.73	1.10	1.70	-22.00	-21.53
VALIC Company I Stock Index Fund	60,486	17.96	20.25	1,207,727	1.21	1.10	1.70	-19.70	-19.22

63

FS VARIABLE SEPARATE ACCOUNT
THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

	December 31, 2021				For the Year Ended December 31, 2021
					Investment	Expense		Total
		Unit Value ($)(a) (f)		Net	Income	Ratio (%)(d) (f)		Return (%)(e) (f)
Sub-accounts	Units	Lowest	Highest	Assets ($)(b)	Ratio (%)(c)	Lowest	Highest	Lowest	Highest
American Funds IS Asset Allocation Fund Class 2	68,413	42.69	45.22	3,090,985	1.75	0.85	1.20	13.73	14.13
American Funds IS Asset Allocation Fund Class 4	125,706	17.19	17.48	2,187,950	1.81	0.95	1.20	13.47	13.76
American Funds IS Capital Income Builder Class 4	10,149	13.20	13.74	134,988	2.10	1.10	1.40	13.09	13.43
American Funds IS Capital World Bond Fund Class 4	3,812		10.64	40,563	1.56		1.20		-6.31
American Funds IS Global Growth Fund Class 2	75,102	73.11	86.42	5,936,100	0.34	0.85	1.72	14.44	15.44
American Funds IS Global Growth Fund Class 4	20,739	21.74	22.10	451,093	0.22	0.95	1.20	14.75	15.04
American Funds IS Global Small Capitalization Fund Class 4	4,586		17.69	81,115	0.00		1.20		5.16
American Funds IS Growth Fund Class 2	83,753	93.23	110.20	8,264,229	0.22	0.85	1.72	19.91	20.96
American Funds IS Growth Fund Class 4	8,480	30.69	31.19	260,281	0.06	0.95	1.20	20.23	20.53
American Funds IS Growth-Income Fund Class 2	125,504	54.94	64.98	7,378,915	1.12	0.85	1.72	21.98	23.05
American Funds IS Growth-Income Fund Class 4	32,463	20.95	21.30	686,010	0.97	0.95	1.20	22.32	22.63
American Funds IS The Bond Fund of America Class 4	32,194		11.41	367,399	1.41		1.20		-1.77
BlackRock 60/40 Target Allocation ETF V.I. Fund Class III	5,291	15.29	16.02	83,720	1.62	1.10	1.40	10.15	10.48
BlackRock Global Allocation V.I. Fund Class III	6,100	14.36	15.00	88,880	0.70	1.10	1.40	4.94	5.25
Columbia VP Income Opportunities Fund Class 1	3,907	29.01	30.54	116,284	9.21	1.52	1.77	2.66	2.92
Columbia VP Large Cap Growth Fund Class 1	17,054	27.73	28.12	478,547	0.00	1.52	1.77	26.47	26.79
Columbia VP Limited Duration Credit Fund Class 2	2,123		10.74	22,793	1.39		1.10		-1.93
FTVIP Franklin Allocation VIP Fund Class 2	243,913	17.17	19.88	4,456,001	1.71	0.85	1.90	9.58	10.74
FTVIP Franklin Income VIP Fund Class 2	890,564	17.42	20.20	16,656,458	4.66	0.85	1.90	14.56	15.77
FTVIP Franklin Rising Dividends VIP Fund Class 2	743	22.19	22.57	16,574	0.87	0.95	1.20	25.28	25.59
FTVIP Franklin Strategic Income VIP Fund Class 2	1,145	10.67	11.04	12,306	0.80	1.10	1.40	0.69	0.99
FTVIP Templeton Global Bond VIP Fund Class 2	148		8.58	1,268	0.00		1.20		-6.13
Goldman Sachs VIT Government Money Market Fund Institutional Shares	7,644		9.76	74,636	0.01		1.40		-1.38
Goldman Sachs VIT Government Money Market Fund Service Shares	1,886,481	9.36	9.79	18,238,728	0.01	1.10	1.90	-1.88	-1.09
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio Advisor Shares	3,647		9.85	35,922	1.04		1.40		3.20
Goldman Sachs VIT Trend Driven Allocation Fund Service Shares	3,504		13.57	47,538	0.00		1.10		14.90
Invesco V.I. American Franchise Fund Series II	140,886	42.95	47.00	6,480,915	0.00	0.85	1.90	9.55	10.70
Invesco V.I. American Value Fund Series II	4,411		14.19	62,580	0.23		1.20		26.10
Invesco V.I. Comstock Fund Series II	589,410	24.38	38.41	16,684,587	1.70	0.85	1.90	30.54	31.92
Invesco V.I. Equity and Income Fund Series II	10,240		15.75	161,285	2.73		1.20		16.94
Invesco V.I. Growth and Income Fund Series II	775,982	23.52	41.53	23,084,760	1.37	0.85	2.15	25.46	27.10
Lord Abbett Bond Debenture Portfolio Class VC	17,097	12.91	13.13	220,791	3.45	0.95	1.20	2.05	2.30
Lord Abbett Developing Growth Portfolio Class VC	10,247	23.57	23.97	241,624	0.00	0.95	1.20	-3.91	-3.67
Lord Abbett Fundamental Equity Portfolio Class VC	3,734		17.43	65,080	0.87		1.10		25.92
Lord Abbett Growth and Income Portfolio Class VC	368,455	21.60	33.96	9,559,964	1.07	0.85	1.90	26.59	27.93
Lord Abbett Mid Cap Stock Portfolio Class VC	3,802	32.89	34.86	131,490	0.61	0.85	1.20	27.16	27.61
Lord Abbett Short Duration Income Portfolio Class VC	31,597	10.33	10.80	336,160	2.07	1.10	1.70	-1.07	-0.47
Morgan Stanley VIF Global Infrastructure Portfolio Class II	5,600	12.53	13.81	72,902	2.21	1.10	1.70	12.08	12.76
Neuberger Berman AMT US Equity Index PutWrite Strategy Portfolio Class S	2,136		12.51	26,711	0.25		1.40		16.30
PIMCO Dynamic Bond Portfolio Advisor Class	1,464		10.93	16,000	1.66		1.40		-0.22
PIMCO Emerging Markets Bond Portfolio Advisor Class	39,908	10.30	12.17	417,151	4.45	1.10	1.55	-4.16	-3.72
PIMCO Total Return Portfolio Advisor Class	1,672,554	10.20	10.51	17,407,302	1.71	0.95	1.80	-3.12	-2.30
PVC Core Plus Bond Account Class 1	1,895		10.84	20,548	2.53		1.70		-2.13
PVC Diversified International Account Class 1	2,444	10.30	10.65	25,578	1.06	1.55	1.70	7.90	8.06
PVC Equity Income Account Class 2	11,050	27.18	28.02	307,194	1.90	1.55	1.70	20.09	20.27
PVC Government & High Quality Bond Account Class 1	46		8.04	366	2.87		1.70		-2.99
PVC Large Cap Growth Account I Class 1	277		18.37	5,095	0.00		1.55		20.02
PVC MidCap Account Class 2	23,249	44.56	45.77	1,039,619	0.00	1.55	1.70	23.09	23.27
PVC Principal Capital Appreciation Account Class 2	5,085	43.92	45.26	226,069	0.73	1.55	1.70	25.35	25.54
PVC SAM Balanced Portfolio Class 2	231,469	20.69	21.78	4,892,384	1.25	1.52	1.77	11.40	11.68
PVC SAM Conservative Balanced Portfolio Class 2	2,373		13.34	31,651	1.70		1.70		7.63
PVC SAM Conservative Growth Portfolio Class 2	28,037	24.04	25.15	701,921	1.05	1.55	1.77	15.38	15.64
PVC SAM Flexible Income Portfolio Class 2	6,631	13.90	14.32	92,675	2.31	1.55	1.70	4.82	4.97
PVC SAM Strategic Growth Portfolio Class 2	15,456	28.38	29.24	450,723	0.81	1.55	1.70	17.52	17.70
PVC Short-Term Income Account Class 1	3,800	7.35	7.57	28,700	1.54	1.55	1.70	-2.39	-2.24
PVC SmallCap Account Class 2	477		20.73	9,892	0.14		1.55		18.02
SST SA Allocation Aggressive Portfolio Class 3	833,461	15.11	23.07	21,019,023	1.78	0.95	1.95	13.46	14.60
SST SA Allocation Balanced Portfolio Class 3	872,369	13.19	18.43	17,173,478	0.94	0.95	1.90	5.29	6.30
SST SA Allocation Moderate Portfolio Class 3	839,345	13.91	20.12	18,087,181	1.96	0.95	1.90	8.35	9.38
SST SA Allocation Moderately Aggressive Portfolio Class 3	1,048,936	14.38	20.98	23,642,217	1.83	0.95	1.90	10.35	11.40
SST SA American Century Inflation Managed Portfolio Class 3	1,939,086	11.93	13.73	24,601,556	2.43	0.85	1.90	2.28	3.36
SST SA Columbia Focused Value Portfolio Class 3	332		19.93	6,621	3.80		1.10		23.93
SST SA Franklin Allocation Moderately Aggressive Portfolio Class 3	485,603	16.75	17.11	8,245,277	2.25	1.15	1.55	16.38	16.85
SST SA Multi-Managed Diversified Fixed Income Portfolio Class 3	14,062	11.04	11.37	158,182	3.33	1.10	1.40	-3.06	-2.76
SST SA Multi-Managed International Equity Portfolio Class 3	3,025	13.93	14.02	42,292	2.55	1.10	1.40	9.38	9.71
SST SA Multi-Managed Large Cap Growth Portfolio Class 3	2,713	27.34	29.30	77,385	0.00	1.10	1.40	14.59	14.94
SST SA Multi-Managed Mid Cap Growth Portfolio Class 3	337		26.22	8,832	0.00		1.10		7.97
SST SA Multi-Managed Mid Cap Value Portfolio Class 3	337		17.61	5,933	1.56		1.10		25.70
SAST SA AB Growth Portfolio Class 1	185,707	20.20	181.34	26,146,368	0.00	1.40	1.52	26.86	27.01
SAST SA AB Growth Portfolio Class 3	469,511	47.66	53.04	38,057,261	0.00	0.85	1.90	26.05	27.38
SAST SA AB Small & Mid Cap Value Portfolio Class 3	672,177	29.21	33.11	24,680,495	0.47	0.85	2.15	33.18	34.92
SAST SA American Funds Asset Allocation Portfolio Class 3	5,133,811	19.98	23.34	130,501,775	1.11	1.00	1.90	12.64	13.66
SAST SA American Funds Global Growth Portfolio Class 3	651,980	27.58	34.24	23,724,059	0.06	1.10	1.90	13.93	14.84

64

FS VARIABLE SEPARATE ACCOUNT
THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

	December 31, 2021				For the Year Ended December 31, 2021
					Investment	Expense		Total
		Unit Value ($)(a) (f)		Net	Income	Ratio (%)(d) (f)		Return (%)(e) (f)
Sub-accounts	Units	Lowest	Highest	Assets ($)(b)	Ratio (%)(c)	Lowest	Highest	Lowest	Highest
SAST SA American Funds Growth Portfolio Class 3	848,099	39.87	46.03	41,818,824	0.03	1.10	1.90	19.40	20.36
SAST SA American Funds Growth-Income Portfolio Class 3	788,901	27.32	30.29	25,432,024	1.05	1.10	1.95	21.30	22.33
SAST SA American Funds VCP Managed Allocation Portfolio Class 3	12,177,018	14.55	17.39	227,734,321	1.22	1.00	2.15	12.29	13.59
SAST SA BlackRock Multi-Factor 70/30 Portfolio Class 3	331,206	11.87	11.96	3,943,834	2.10	0.95	1.55	11.58	12.25
SAST SA BlackRock VCP Global Multi Asset Portfolio Class 3	6,553,109	12.85	13.64	88,270,352	0.86	1.15	2.15	5.32	6.38
SAST SA Emerging Markets Equity Index Portfolio Class 3	117,856	10.83	10.99	1,287,636	1.38	1.15	1.55	-5.06	-4.68
SAST SA Federated Hermes Corporate Bond Portfolio Class 1	44,390		36.04	1,599,626	2.76		1.52		-0.91
SAST SA Federated Hermes Corporate Bond Portfolio Class 3	2,928,721	18.24	31.52	63,186,471	3.04	0.85	2.15	-1.80	-0.51
SAST SA Fidelity Institutional AM® Global Equities Portfolio Class 1	28,336		46.28	1,311,341	1.66		1.52		21.46
SAST SA Fidelity Institutional AM® Global Equities Portfolio Class 3	126,304	19.41	22.03	3,087,444	1.68	0.95	1.90	20.68	21.83
SAST SA Fidelity Institutional AM® International Growth Portfolio Class 3	123,772	14.68	14.98	1,829,480	0.00	0.80	1.55	10.22	11.05
SAST SA Fidelity Institutional AM® Real Estate Portfolio Class 1	18,674		57.39	1,071,774	1.53		1.52		37.13
SAST SA Fidelity Institutional AM® Real Estate Portfolio Class 3	387,052	18.41	74.03	10,689,821	1.29	0.85	1.90	36.29	37.73
SAST SA Fixed Income Index Portfolio Class 3	702,251	10.64	11.33	7,628,952	1.99	0.95	1.80	-3.96	-3.14
SAST SA Fixed Income Intermediate Index Portfolio Class 3	476,389	10.19	10.48	4,951,690	1.07	1.15	1.80	-3.54	-2.91
SAST SA Franklin BW U.S. Large Cap Value Portfolio Class 1	150,434	96.54	98.65	14,544,535	1.85	1.40	1.52	27.91	28.06
SAST SA Franklin BW U.S. Large Cap Value Portfolio Class 3	571,457	24.52	41.10	22,246,264	1.68	0.85	1.90	27.09	28.43
SAST SA Franklin Small Company Value Portfolio Class 3	478,849	24.07	26.68	12,230,172	0.97	0.85	2.15	22.34	23.94
SAST SA Franklin Systematic U.S. Large Cap Core Portfolio Class 3	34,930	14.43	14.56	506,791	0.00	1.15	1.55	23.49	23.98
SAST SA Franklin Systematic U.S. Large Cap Value Portfolio Class 1	22,080		48.39	1,068,469	2.27		1.52		22.23
SAST SA Franklin Systematic U.S. Large Cap Value Portfolio Class 3	382,344	37.25	60.99	15,230,941	2.35	0.85	1.90	21.43	22.71
SAST SA Franklin Tactical Opportunities Portfolio Class 3	356,288	13.35	13.44	4,794,325	1.05	0.95	1.55	13.06	13.74
SAST SA Global Index Allocation 60/40 Portfolio Class 3	801,141	12.81	13.10	10,364,435	1.45	0.95	1.55	7.93	8.58
SAST SA Global Index Allocation 75/25 Portfolio Class 3	564,025	13.24	13.51	7,546,631	1.45	1.00	1.55	10.69	11.30
SAST SA Global Index Allocation 90/10 Portfolio Class 3	1,834,393	13.58	13.89	25,172,377	1.04	0.95	1.55	13.70	14.38
SAST SA Goldman Sachs Government and Quality Bond Portfolio Class 1	66,494	22.89	53.89	1,579,388	1.54	1.40	1.52	-3.34	-3.23
SAST SA Goldman Sachs Government and Quality Bond Portfolio Class 3	2,483,206	12.12	19.17	36,767,735	1.37	0.85	1.90	-3.95	-2.93
SAST SA Goldman Sachs Multi-Asset Insights Portfolio Class 3	428,586	13.40	13.63	5,790,205	0.26	1.15	1.55	12.90	13.35
SAST SA Index Allocation 60/40 Portfolio Class 3	1,926,448	14.23	14.93	29,284,999	0.08	0.95	1.70	11.15	11.98
SAST SA Index Allocation 80/20 Portfolio Class 3	4,066,731	16.52	16.97	68,014,395	1.09	1.00	1.55	16.41	17.05
SAST SA Index Allocation 90/10 Portfolio Class 3	6,367,813	15.51	17.07	110,912,966	1.12	0.95	1.70	18.58	19.47
SAST SA International Index Portfolio Class 3	116,270	11.94	12.14	1,400,713	1.80	1.15	1.55	8.77	9.20
SAST SA Invesco Growth Opportunities Portfolio Class 1	15,768		22.47	354,382	0.00		1.52		5.71
SAST SA Invesco Growth Opportunities Portfolio Class 3	315,571	23.90	39.23	10,607,972	0.00	0.85	1.90	5.09	6.20
SAST SA Janus Focused Growth Portfolio Class 1	26,726		51.23	1,369,132	0.00		1.40		21.60
SAST SA Janus Focused Growth Portfolio Class 3	239,123	40.53	45.40	10,783,445	0.00	0.85	2.15	20.37	21.94
SAST SA JPMorgan Diversified Balanced Portfolio Class 1	128,178		37.57	4,815,494	0.86		1.52		10.13
SAST SA JPMorgan Diversified Balanced Portfolio Class 3	1,022,473	22.12	23.77	25,151,469	0.60	0.85	1.90	9.44	10.60
SAST SA JPMorgan Emerging Markets Portfolio Class 1	51,455		24.37	1,253,995	1.76		1.52		-0.33
SAST SA JPMorgan Emerging Markets Portfolio Class 3	508,785	13.63	32.34	8,676,318	1.70	0.85	1.90	-1.01	0.04
SAST SA JPMorgan Equity-Income Portfolio Class 1	75,243		89.32	6,720,937	1.85		1.52		23.92
SAST SA JPMorgan Equity-Income Portfolio Class 3	590,658	27.44	31.09	18,343,013	1.91	0.85	1.90	23.13	24.42
SAST SA JPMorgan Large Cap Core Portfolio Class 1	26,723		63.35	1,692,822	0.63		1.52		25.85
SAST SA JPMorgan Large Cap Core Portfolio Class 3	217,284	29.45	43.32	7,608,662	0.51	0.85	2.15	24.77	26.40
SAST SA JPMorgan MFS Core Bond Portfolio Class 1	27,261		32.44	884,459	2.32		1.52		-2.41
SAST SA JPMorgan MFS Core Bond Portfolio Class 3	3,775,350	14.05	23.82	62,549,578	2.39	0.85	2.15	-3.25	-1.99
SAST SA JPMorgan Mid-Cap Growth Portfolio Class 1	95,667		51.90	4,965,232	0.00		1.52		9.16
SAST SA JPMorgan Mid-Cap Growth Portfolio Class 3	512,817	45.04	46.45	25,890,626	0.00	0.85	2.15	8.19	9.61
SAST SA JPMorgan Ultra-Short Bond Portfolio Class 1	72,732	11.58	11.83	842,155	0.05	1.40	1.52	-2.02	-1.90
SAST SA JPMorgan Ultra-Short Bond Portfolio Class 3	2,051,558	7.94	10.60	18,086,738	0.00	0.85	1.90	-2.65	-1.62
SAST SA Large Cap Growth Index Portfolio Class 3	142,723	20.66	20.97	2,977,406	0.64	1.15	1.55	29.26	29.78
SAST SA Large Cap Index Portfolio Class 3	389,653	18.43	18.75	7,276,498	1.59	1.15	1.55	26.09	26.60
SAST SA Large Cap Value Index Portfolio Class 3	251,900	14.58	14.79	3,706,143	2.85	1.15	1.55	22.16	22.65
SAST SA MFS Large Cap Growth Portfolio Class 1	31,704		25.50	808,479	0.21		1.52		27.04
SAST SA MFS Large Cap Growth Portfolio Class 3	315,297	26.09	38.80	11,490,746	0.02	0.85	1.90	26.28	27.62
SAST SA MFS Massachusetts Investors Trust Portfolio Class 1	39,020		81.78	3,190,901	0.71		1.52		24.99
SAST SA MFS Massachusetts Investors Trust Portfolio Class 3	385,040	33.20	40.71	16,179,435	0.46	0.85	2.15	23.90	25.52
SAST SA MFS Total Return Portfolio Class 1	61,081	59.96	61.28	3,671,887	1.48	1.40	1.52	12.31	12.45
SAST SA MFS Total Return Portfolio Class 3	603,654	20.72	36.28	15,819,871	1.34	0.85	1.90	11.60	12.78
SAST SA Mid Cap Index Portfolio Class 3	246,966	15.14	15.40	3,780,845	0.87	1.15	1.55	21.90	22.39
SAST SA Morgan Stanley International Equities Portfolio Class 1	75,987		18.63	1,415,563	1.20		1.52		2.76
SAST SA Morgan Stanley International Equities Portfolio Class 3	473,895	12.42	13.36	7,348,337	1.05	0.85	2.15	1.84	3.18
SAST SA PIMCO Global Bond Opportunities Portfolio Class 1	27,493		23.11	635,449	2.38		1.52		-8.71
SAST SA PIMCO Global Bond Opportunities Portfolio Class 3	1,886,352	11.52	18.31	25,127,576	2.40	0.85	2.15	-9.49	-8.31
SAST SA PIMCO RAE International Value Portfolio Class 3	1,440,934	10.51	12.23	19,225,949	2.02	0.85	1.90	6.33	7.45
SAST SA PIMCO VCP Tactical Balanced Portfolio Class 3	8,049,940	13.58	14.88	127,997,055	0.00	1.00	2.15	5.77	6.99
SAST SA PineBridge High-Yield Bond Portfolio Class 1	33,421		39.17	1,309,151	5.03		1.52		4.42
SAST SA PineBridge High-Yield Bond Portfolio Class 3	393,208	17.60	29.70	8,200,031	4.90	0.85	1.90	3.64	4.73
SAST SA Putnam International Value Portfolio Class 1	78,400	20.29	20.73	1,595,497	2.05	1.40	1.52	13.25	13.39
SAST SA Putnam International Value Portfolio Class 3	388,845	10.85	17.32	6,030,774	1.82	0.85	1.90	12.53	13.71
SAST SA Schroders VCP Global Allocation Portfolio Class 3	4,731,245	13.54	14.15	66,116,930	0.37	1.15	1.90	10.28	11.11
SAST SA Small Cap Index Portfolio Class 3	284,081	14.18	14.42	4,071,978	0.51	1.15	1.55	12.09	12.53
SAST SA T. Rowe Price Allocation Moderately Aggressive Portfolio Class 3	2,558,932	15.27	15.36	39,760,406	0.00	0.95	1.70	14.04	14.90

65

FS VARIABLE SEPARATE ACCOUNT
THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

	December 31, 2021				For the Year Ended December 31, 2021
					Investment	Expense		Total
		Unit Value ($)(a) (f)		Net	Income	Ratio (%)(d) (f)		Return (%)(e) (f)
Sub-accounts	Units	Lowest	Highest	Assets ($)(b)	Ratio (%)(c)	Lowest	Highest	Lowest	Highest
SAST SA T. Rowe Price VCP Balanced Portfolio Class 3	9,898,489	15.81	16.73	161,678,461	0.89	0.95	1.90	10.18	11.23
SAST SA VCP Dynamic Allocation Portfolio Class 3	50,841,205	17.36	19.55	949,027,439	1.56	0.95	2.15	6.99	8.28
SAST SA VCP Dynamic Strategy Portfolio Class 3	40,822,360	16.12	16.60	726,487,575	1.49	0.95	2.15	7.74	9.04
SAST SA VCP Index Allocation Portfolio Class 3	4,632,541	13.64	13.96	63,795,457	0.97	1.00	1.55	12.24	12.86
SAST SA Wellington Capital Appreciation Portfolio Class 1	57,058	266.34	553.35	15,748,392	0.00	1.40	1.52	4.03	4.16
SAST SA Wellington Capital Appreciation Portfolio Class 3	831,725	58.69	91.72	65,201,228	0.00	0.85	2.15	3.13	4.48
SAST SA Wellington Strategic Multi-Asset Portfolio Class 1	2,372		89.44	212,170	0.29		1.40		6.16
SAST SA Wellington Strategic Multi-Asset Portfolio Class 3	639,042	14.76	15.24	9,547,882	0.18	0.95	1.55	5.82	6.45
VALIC Company I International Equities Index Fund	10,557	13.67	13.73	144,688	1.07	1.10	1.40	9.49	9.81
VALIC Company I Mid Cap Index Fund	33,405	18.01	20.97	684,730	1.21	1.10	1.70	22.23	22.96
VALIC Company I Nasdaq-100 Index Fund	9,003	33.22	38.60	334,229	0.30	1.10	1.70	24.79	25.54
VALIC Company I Small Cap Index Fund	13,005	17.00	20.38	247,772	0.82	1.10	1.70	12.51	13.19
VALIC Company I Stock Index Fund	64,715	22.37	25.07	1,599,817	1.46	1.10	1.70	26.19	26.95
(a)    Because the unit values are presented as a range of lowest to highest, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract unit values are not within the ranges presented.
(b)    These amounts represent the net asset value before adjustments allocated to the contracts in payout period.
(c)    These amounts represent the dividends, excluding distributions of capital gains, received by the sub-account from the Funds, net of management fees assessed by the portfolio manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the Funds in which the sub-account invests. The average net assets are calculated using the net asset balances at the beginning and end of the year. If there are no assets at either the beginning or end of the year, the asset balance of the first or last day the sub-account had assets is used.
(d)    These amounts represent the annualized contract expenses of the sub-account, consisting of distribution, mortality and expense charges, for each period indicated. The ratios include only those expenses that result in direct reduction to unit values. Charges made directly to the contract owners account through the redemption of units and expenses of the Funds have been excluded. For additional information on charges and deductions, see Note 4.
(e)    These amounts represent the total return for the periods indicated, including changes in the value of the Funds, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each of the periods indicated or from the effective date through the end of the reporting period. Because the total return is presented as a range of minimum and maximum values, based on the product grouping representing the minimum and maximum expense ratios, some individual contract total returns are not within the ranges presented.
(f)      A blank in the lowest unit value, lowest expense ratio and lowest total return columns indicates that the lowest value is the same as the highest value.
7.    Subsequent Events
Management considered Separate Accounts related events and transactions that occurred after the date of the Statement of Assets and Liabilities, but before the financial statements are issued to provide additional evidence relative to certain estimates or to identify matters that required additional disclosures. Management has evaluated events through the date the financial statements were issued.
•On June 25, 2025, USL entered into a Master Transaction Agreement (the “Agreement”) with Corporate Solutions Life Reinsurance Company, an Iowa-domiciled insurance company (the “VA Reinsurer”), pursuant to which, among other things, subject to the terms and conditions thereof, at the applicable closing of the transactions contemplated thereby, USL and the VA Reinsurer will enter into a coinsurance and modified coinsurance agreement (the “VA Reinsurance Agreement”). Under the terms of the VA Reinsurance Agreement, USL will cede to the VA Reinsurer 100% of the applicable reinsured liabilities with respect to in-force individual retirement variable annuity contracts issued prior to the effective time of the VA Reinsurance Agreement. The closing of the VA Reinsurance Agreement occurred on January 2, 2026. All of the Separate Account’s contracts are ceded pursuant to this VA Reinsurance Agreement. The transaction had no impact on the financial statements of the Separate Account.
•On March 26, 2026, Corebridge Financial, Inc. and Equitable Holdings, Inc. announced that they have entered into a definitive agreement to combine in an all-stock merger. The transaction is expected to close by year-end 2026, subject to customary closing conditions, including the receipt of required regulatory approvals and approval of shareholders of both Corebridge and Equitable.

66

The United States Life Insurance Company in the City of New York
(An indirect wholly owned subsidiary of Corebridge Financial, Inc.)
Statutory Financial Statements and
Supplemental Information and
Report of Independent Auditors
At December 31, 2025 and 2024 and
for each of the three years ended December 31, 2025

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

1

Report of Independent Auditors

To the Board of Directors and Shareholder of The United States Life Insurance Company in the City of New York
Opinions
We have audited the accompanying statutory financial statements of The United States Life Insurance Company in the City of New York (the “Company”), which comprise the statutory statements of admitted assets, liabilities and capital and surplus as of December 31, 2025 and 2024, and the related statutory statements of operations, of changes in capital and surplus, and of cash flows for each of the three years in the period ended December 31, 2025, including the related notes (collectively referred to as the “financial statements”).
Unmodified Opinion on Statutory Basis of Accounting
In our opinion, the accompanying financial statements present fairly, in all material respects, the admitted assets, liabilities and capital and surplus of the Company as of December 31, 2025 and 2024 and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2025, in accordance with the accounting practices prescribed or permitted by the New York State Department of Financial Services described in Note 2.
Adverse Opinion on U.S. Generally Accepted Accounting Principles
In our opinion, because of the significance of the matter discussed in the Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles section of our report, the accompanying financial statements do not present fairly, in accordance with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2025 and 2024, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2025.
Basis for Opinions
We conducted our audit in accordance with auditing standards generally accepted in the United States of America (US GAAS). Our responsibilities under those standards are further described in the Auditors’ Responsibilities for the Audit of the Financial Statements section of our report. We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements relating to our audit. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinions.
Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles
As described in Note 2 to the financial statements, the financial statements are prepared by the Company on the basis of the accounting practices prescribed or permitted by the New York State Department of Financial Services, which is a basis of accounting other than accounting principles generally accepted in the United States of America.
The effects on the financial statements of the variances between the statutory basis of accounting described in Note 2 and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material.
Responsibilities of Management for the Financial Statements
Management is responsible for the preparation and fair presentation of the financial statements in accordance with the accounting practices prescribed or permitted by the New York State Department of Financial Services. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.
In preparing the financial statements, management is required to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for one year after the date the financial statements are available to be issued.

2

Auditors’ Responsibilities for the Audit of the Financial Statements
Our objectives are to obtain reasonable assurance about whether the financial statements as a whole are free from material misstatement, whether due to fraud or error, and to issue an auditors’ report that includes our opinion. Reasonable assurance is a high level of assurance but is not absolute assurance and therefore is not a guarantee that an audit conducted in accordance with US GAAS will always detect a material misstatement when it exists. The risk of not detecting a material misstatement resulting from fraud is higher than for one resulting from error, as fraud may involve collusion, forgery, intentional omissions, misrepresentations, or the override of internal control. Misstatements are considered material if there is a substantial likelihood that, individually or in the aggregate, they would influence the judgment made by a reasonable user based on the financial statements.
In performing an audit in accordance with US GAAS, we:
•Exercise professional judgment and maintain professional skepticism throughout the audit.
•Identify and assess the risks of material misstatement of the financial statements, whether due to fraud or error, and design and perform audit procedures responsive to those risks. Such procedures include examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements.
•Obtain an understanding of internal control relevant to the audit in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control. Accordingly, no such opinion is expressed.
•Evaluate the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluate the overall presentation of the financial statements.
•Conclude whether, in our judgment, there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for a reasonable period of time.
We are required to communicate with those charged with governance regarding, among other matters, the planned scope and timing of the audit, significant audit findings, and certain internal control-related matters that we identified during the audit.
Supplemental Information
Our audit was conducted for the purpose of forming an opinion on the financial statements taken as a whole. The supplemental schedule of selected financial data, investment risks interrogatories, summary investment schedule, and schedule of reinsurance disclosures (collectively referred to as the “supplemental schedules”) of the Company as of December 31, 2025 and for the year then ended are presented to comply with the National Association of Insurance Commissioners’ Annual Statement Instructions and Accounting Practices and Procedures Manual and for purposes of additional analysis and are not a required part of the financial statements. The supplemental schedules are the responsibility of management and were derived from and relate directly to the underlying accounting and other records used to prepare the financial statements. The supplemental schedules have been subjected to the auditing procedures applied in the audit of the financial statements and certain additional procedures, including comparing and reconciling such information directly to the underlying accounting and other records used to prepare the financial statements or to the financial statements themselves and other additional procedures, in accordance with auditing standards generally accepted in the United States of America. In our opinion, the supplemental schedules are fairly stated, in all material respects, in relation to the financial statements taken as a whole.
/s/ PricewaterhouseCoopers LLP
New York, New York
April 17, 2026

3

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
STATUTORY STATEMENTS OF ADMITTED ASSETS, LIABILITIES AND CAPITAL AND SURPLUS

	December 31,
(in millions)	2025	2024
Admitted assets
Cash and investments
Bonds	$22,042	$20,292
Preferred stock	41	44
Common stock	32	14
Cash, cash equivalents and short-term investments	451	269
Mortgage loans	3,713	3,684
Contract loans	124	128
Derivatives	287	119
Derivative cash collateral	47	19
Other invested assets	2,020	2,074
Total cash and investments	28,757	26,643
Amounts recoverable from reinsurers	60	31
Amounts receivable under reinsurance contracts	7	6
Current federal income tax recoverable	77	—
Deferred tax asset	189	187
Due and accrued investment income	229	203
Premiums due, deferred and uncollected	46	55
Receivables from affiliates	59	5
Other assets	30	7
Separate account assets	6,505	6,023
Total admitted assets	$35,959	$33,160

See accompanying Notes to Statutory Financial Statements.

4

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
STATUTORY STATEMENTS OF ADMITTED ASSETS, LIABILITIES AND CAPITAL AND SURPLUS (CONTINUED)

	December 31,
(in millions, except for share data)	2025	2024
Liabilities
Policy reserves and contractual liabilities
Life and annuity reserves	$24,713	$22,832
Liabilities for deposit-type contracts	1,029	654
Accident and health reserves	158	176
Premiums received in advance	1	1
Policy and contract claims	119	81
Policyholder dividends	1	1
Total policy reserves and contractual liabilities	26,021	23,745
Experience rated refund	77	76
Payable to affiliates	18	14
Interest maintenance reserve	93	195
Current federal income taxes payable	—	70
Collateral for derivatives program	269	273
Accrued expenses and other liabilities	390	256
Net transfers from separate accounts due or accrued	(77)	(88)
Asset valuation reserve	424	429
Separate account liabilities	6,505	6,023
Total liabilities	33,720	30,993
Commitments and contingencies (see Note 19)

Capital and surplus
Common stock, $2 par value; 1,980,658 shares authorized, issued and outstanding	4	4
Gross paid-in and contributed surplus	1,914	1,914
Unassigned surplus	321	249
Total capital and surplus	2,239	2,167
Total liabilities and capital and surplus	$35,959	$33,160

See accompanying Notes to Statutory Financial Statements.

5

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
STATUTORY STATEMENTS OF OPERATIONS

	December 31,
(in millions)	2025	2024	2023
Revenues
Premiums and annuity considerations	$5,276	$3,706	$2,382
Net investment income	1,453	1,324	1,123
Amortization of interest maintenance reserve	2	8	17
Reserve adjustments on reinsurance ceded	(507)	(500)	(381)
Commissions and expense allowances	17	48	58
Separate account fees	121	92	114
Other income	24	33	25
Total revenues	6,386	4,711	3,338
Benefits and expenses
Death benefits	181	183	165
Annuity benefits	371	385	208
Surrender benefits	2,351	2,610	2,410
Other benefits	221	167	159
Change in reserves	1,863	1,050	(397)
Commissions	125	133	109
General insurance expenses	141	125	115
Net transfers to (from) separate accounts	48	(271)	(60)
Modco reserve adjustment - Assumed	845	—	—
Other expenses	15	9	4
Total benefits and expenses	6,161	4,391	2,713
Net gain from operations before dividends to policyholders and federal income taxes	225	320	625
Dividends to policyholders	—	—	—
Net gain from operations after dividends to policyholders and before federal income taxes	225	320	625
Federal income tax expense	38	107	46
Net gain from operations	187	213	579
Net realized capital gains (losses), net of tax after transfers to interest maintenance reserves	(162)	(12)	30
Net income	$25	$201	$609

See accompanying Notes to Statutory Financial Statements.

6

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
STATUTORY STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS

(in millions)	Common Stock	Gross Paid-In and Contributed Surplus	Unassigned Surplus	Total Capital and Surplus
Balance, January 1, 2023	$4	$1,913	$(284)	$1,633
Net income	—	—	609	609
Change in net unrealized capital gains (losses)	—	—	(25)	(25)
Change in net unrealized foreign exchange capital gains (losses)	—	—	59	59
Change in deferred tax	—	—	(64)	(64)
Change in non-admitted assets	—	—	24	24
Change in liability for reinsurance in unauthorized and certified companies	—	—	7	7
Change in asset valuation reserve	—	—	6	6
Change in surplus from separate accounts	—	—	10	10
Other changes in surplus in separate accounts	—	—	(10)	(10)
Change in surplus as a result of reinsurance	—	—	(2)	(2)
Dividends	—	—	—	—
Prior period corrections	—	—	(8)	(8)
Balance, December 31, 2023	$4	$1,913	$322	$2,239
Net income	—	—	201	201
Change in net unrealized capital gains (losses)	—	—	44	44
Change in net unrealized foreign exchange capital gains (losses)	—	—	(43)	(43)
Change in deferred tax	—	—	45	45
Change in non-admitted assets	—	—	(16)	(16)
Change in liability for reinsurance in unauthorized and certified companies	—	—	(7)	(7)
Change in asset valuation reserve	—	—	18	18
Change in surplus from separate accounts	—	—	(6)	(6)
Other changes in surplus in separate accounts	—	—	6	6
Additional-paid-in surplus	—	1	—	1
Change in surplus as a result of reinsurance	—	—	(2)	(2)
Dividends	—	—	(320)	(320)
Prior period corrections	—	—	7	7
Balance, December 31, 2024	$4	$1,914	$249	$2,167
Net income	—	—	25	25
Change in net unrealized capital gains (losses)	—	—	53	53
Change in net unrealized foreign exchange capital gains (losses)	—	—	121	121
Change in deferred tax	—	—	(13)	(13)
Change in non-admitted assets	—	—	92	92
Change in liability for reinsurance in unauthorized and certified companies	—	—	4	4
Change in asset valuation reserve	—	—	5	5
Change in surplus from separate accounts	—	—	6	6
Other changes in surplus in separate accounts	—	—	(6)	(6)
Additional-paid-in surplus	—	—	—	—
Change in surplus as a result of reinsurance	—	—	(2)	(2)
Dividends	—	—	(213)	(213)
Prior period corrections	—	—	—	—
Balance, December 31, 2025	$4	$1,914	$321	$2,239

See accompanying Notes to Statutory Financial Statements.

7

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
STATUTORY STATEMENTS OF CASH FLOWS

	December 31,
(in millions)	2025	2024	2023
Cash from operations
Premium and annuity considerations, collected, net of reinsurance	$3,722	$3,709	$2,382
Net investment income collected	1,353	1,245	1,035
Other income	(199)	(249)	(181)
Total revenue received	4,876	4,705	3,236
Benefits paid	2,401	3,349	2,948
Net transfers to (from) separate accounts	(101)	(337)	(9)
Commissions and expenses paid	273	272	236
Dividends paid to policyholders	—	—	1
Federal income taxes paid	86	73	21
Total benefits and expenses paid	2,659	3,357	3,197
Net cash provided by operations	2,217	1,348	39
Cash from investments
Proceeds from investments sold, matured or repaid:
Bonds	3,767	2,221	1,421
Stocks	30	6	9
Mortgage loans	652	492	424
Other invested assets	185	179	422
Other, net	7	23	(11)
Total proceeds from investments sold, matured or repaid	4,641	2,921	2,265
Cost of investments acquired:
Bonds	5,690	3,147	1,783
Stocks	47	—	22
Mortgage loans	605	327	322
Other invested assets	95	604	372
Derivatives	124	(118)	58
Other, net	28	(44)	(133)
Total cost of investments acquired	6,589	3,916	2,424
Net adjustment in contract loans	(4)	(3)	(9)
Net cash used in investing activities	(1,944)	(992)	(150)
Cash from financing and miscellaneous sources
Cash provided (applied):
Capital and paid-in surplus	(2)	(1)	(2)
Net deposits on (withdrawals from) deposit-type contracts	375	(107)	(18)
Dividends to parent	(213)	(320)	—
Other, net	(251)	114	(31)
Net cash used in financing and miscellaneous activities	(91)	(314)	(51)
Net increase (decrease) in cash, cash equivalents and short-term investments	182	42	(162)
Cash, cash equivalents and short-term investments at beginning of year	269	227	389
Cash, cash equivalents and short-term investments at end of year	$451	$269	$227

Non-cash activities, excluded from above:
Non-cash exchange of bonds	$290	$21	$—
Non-cash transfer from general to separate account	151	48	—
Non-cash tax-free exchange of bonds	97	—	—
Non-cash transfer of bonds to other invested assets	38	—	—
Non-cash transfer from separate to general account	13	7	58
Non-cash interest capitalization	5	—	—
Non-cash transfer of preferred stocks to bonds	3	—	—
Non-cash exchange of mortgages	—	134	—
Non-cash exchange of other invested assets	—	39	—
Non-cash modco reinsurance settlement from Fortitude Life	—	14	—
Non-cash modco reinsurance settlement to Fortitude Life	—	8	187
Non-cash corporate actions paid-in-kind	—	2	—
Non-cash transfer from collateral other invested assets to bonds	—	—	137
Non-cash transfer from other invested assets to mortgage loans	—	—	47
Non-cash transfer from other invested assets to common stock	—	—	2
See accompanying Notes to Statutory Financial Statements.

8

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
NOTES TO STATUTORY FINANCIAL STATEMENTS

1. NATURE OF OPERATIONS

The United States Life Insurance Company in the City of New York (“USL” or the “Company”) is a wholly owned subsidiary of AGC Life Insurance Company (“AGC Life” or the “Parent”), a Missouri-domiciled life insurance company, which is wholly owned by Corebridge Life Holdings, Inc. (“Corebridge Life Holdings”). Corebridge Life Holdings is wholly owned by Corebridge Financial, Inc. (“Corebridge”). As of December 31, 2025, Corebridge’s three largest shareholders, Nippon Life Insurance Company, a mutual company organized under the laws of Japan (“Nippon”), American International Group, Inc. (“AIG”), and Argon Holdco LLC, a wholly-owned subsidiary of Blackstone, owned approximately 24.6%, 10.1% and 12.5% of the outstanding Corebridge common stock, respectively.
The Company is a stock life insurance company domiciled and licensed under the laws of the State of New York and is subject to regulation by the New York State Department of Financial Services (“NYDFS”). The Company is also subject to regulation by the states in which it is authorized to transact business. The Company is licensed to sell life and accident and health insurance in all 50 states and the District of Columbia. The Company is also licensed in the U.S. Virgin Islands.
The Company’s products include fixed, fixed indexed, registered index-linked and variable annuities, term and universal life insurance, and pension risk transfer annuities. The Company distributes its products through a broad multi-channel distribution network, which includes independent marketing organizations, independent insurance agents and financial advisors, banks, broker dealers, and direct-to-consumer.
2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation
The financial statements of the Company are presented on the basis of accounting practices prescribed or permitted by the NYDFS. These accounting practices vary in certain respects from accounting principles generally accepted in the United States of America (“U.S. GAAP”), as described herein.
The NYDFS recognizes only statutory accounting practices (“SAP”) prescribed or permitted by the State of New York for determining and reporting the financial condition and results of operations of an insurance company and for determining its solvency under New York Insurance Law. The National Association of Insurance Commissioners’ (“NAIC”) Accounting Practices and Procedures Manual (“NAIC SAP”) has been adopted as a component of prescribed or permitted practices by the State of New York. The State of New York has the right to permit other specific practices that deviate from prescribed practices.
The Company does not employ any prescribed or permitted accounting practices that differ from the NAIC SAP.
The statement of cash flows in this report has balances that are different from those in the annual statement filed with the NAIC. The annual statement for 2023 had net cash provided by operations, investments and financing of $92 million, $(304) million and $49 million, respectively, while this report has $39 million, $(150) million and $(51) million, respectively.
Use of Estimates
The preparation of financial statements in conformity with accounting practices prescribed or permitted by the NYDFS requires management to make estimates and assumptions that affect the reported amounts in the statutory financial statements and the accompanying notes. It also requires disclosure of contingent assets and liabilities at the date of the statutory financial statements and the reported amounts of revenue and expense during the period. The areas of significant judgments and estimates include the following:
•    application of other-than-temporary impairments;
•     estimates with respect to income taxes, including recoverability of deferred tax assets;
• fair value measurements of certain financial assets; and

9

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)
•     policy reserves for life, annuity and accident and health insurance contracts, including guarantees.
These accounting estimates require the use of assumptions about matters, some of which are highly uncertain at the time of estimation. To the extent actual experience differs from the assumptions used, the Company’s Statutory Statements of Admitted Assets, Liabilities and Capital and Surplus, Statutory Statements of Operations and Statutory Statements of Cash Flows could be materially affected.
Significant Accounting Policies
Bonds include debt instruments classified as either issuer credit obligations (“ICO”) or asset-backed securities (“ABS”). Bonds, not backed by other loans, that qualify as issuer credit obligations under the principles-based bond definition are carried at amortized cost except for those with a NAIC designation of “6” or “6*”. Bonds with a NAIC 6 designation are carried at the lower of amortized cost or fair value, with unrealized losses charged directly to unassigned surplus. Bonds that have not been filed and have not received a designation in over one year from the NAIC’s Investment Analysis Office (“IAO”) receive a “6*” designation and are carried at zero, with the unrealized loss charged directly to unassigned surplus. Bonds filed with the IAO which receive a “6*” designation may carry a value greater than zero. Securities are assigned a NAIC 5* designation if the Company certifies that (1) the documentation necessary to permit a full credit analysis does not exist, (2) the issuer or obligor is current on all contracted interest and principal payments and (3) the Company has an actual expectation of ultimate repayment of all contracted interest and principal. Securities with NAIC 5* designations are deemed to possess the credit characteristics of securities assigned a NAIC 5 designation. The discount or premium on bonds is amortized using the effective yield method.
ABS include residential mortgage-backed securities (“RMBS”), commercial mortgage-backed securities (“CMBS”), other asset-backed securities, pass-thru securities, lease-backed securities, equipment trust certificates, loan-backed securities issued by special purpose corporations or trusts, and securities where there is not direct recourse to the issuer. ABS are carried on a basis consistent with that of bonds not backed by loans. Income recognition for ABS is determined using the effective yield method and estimated cash flows. Prepayment assumptions for single-class and multi-class mortgage-backed securities (“MBS”) and other ABS were obtained from an outside vendor or internal estimates. The Company uses independent pricing services and broker quotes in determining the fair value of its ABS. The Company uses the retrospective adjustment method to account for the effect of unscheduled payments affecting high credit quality securities, while securities with less than high credit quality and securities for which the collection of all contractual cash flows is not probable are both accounted for using the prospective adjustment method.
Reference to “non-rated residual tranches or interests” intends to capture securitization tranches, beneficial interests, interests of structured finance investments, as well as other structures, that reflect loss layers without contractual interest or principal payments. Payments to holders of these investments occur after contractual interest and principal payments have been made to other tranches or interests and are based on the remaining available funds. Although payments to holders can occur throughout an investment’s duration (and not just at maturity), such instances still reflect the residual amount permitted to be distributed after other holders have received contractual interest and principal payments.
NAIC designations are determined with a multi-step approach. The initial designation is used to determine the carrying value of the security. The final NAIC designation is used for reporting and affects risk-based capital (“RBC”). The final NAIC designation is determined for most RMBS and CMBS by financial modeling conducted by BlackRock. For credit tenant loans, equipment trust certificates, any corporate-like securities rated by the IAO, interest-only securities, and those securities with an original NAIC designation of 5, 5*, 6, or 6*, the final NAIC designation is based on the IAO or Credit Rating Provider rating and is not subject to financial modeling.
Redeemable preferred stocks with NAIC designations of “1” through “3” are carried at amortized cost. All other redeemable preferred stocks are stated at the lower of cost, amortized cost or fair value, with unrealized capital losses charged directly to unassigned surplus. Perpetual preferred stocks are valued at fair value, not to exceed any currently effective call price. Provisions made for impairment are recorded as realized capital losses when declines in fair value are determined to be other than temporary.
Unaffiliated common stocks are carried at fair value, with unrealized capital gains and losses credited or charged directly to unassigned surplus. Provisions made for impairment are recorded as realized capital losses when declines in fair value are determined to be other than temporary. For Federal Home Loan Bank (“FHLB”) capital stock, which is only redeemable at par, the fair value shall be presumed to be par, unless considered other-than-temporarily impaired.

10

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)
Subsidiary, controlled, and affiliated (“SCA”) entities: The Company has no investments in insurance SCA entities. Investments in non-insurance SCA entities are recorded based on the equity of the investee per audited financial statements prepared pursuant to U.S. GAAP, which is adjusted to a statutory basis of accounting, if applicable. All investments in non-insurance SCA entities for which audited U.S. GAAP financial statements are not available are non-admitted as assets. Undistributed equity in earnings of affiliates is included in unassigned surplus as a component of unrealized capital gains or losses. Dividends received from such affiliates are recorded as investment income when declared.
Mortgage and mezzanine real estate loans are carried at unpaid principal balances less allowances for credit losses and plus or minus adjustments for the accretion or amortization of discount or premium. Interest income on performing loans is accrued as earned.
Mortgage and mezzanine real estate loans are considered impaired when collection of all amounts due under contractual terms is not probable. Impairment is measured using either i) the present value of expected future cash flows discounted at the loan’s effective interest rate, ii) the loan’s observable market price, if available, or iii) the fair value of the collateral if the loan is collateral dependent. An allowance is typically established for the difference between the impaired value of the loan and its current carrying amount. Additional allowance amounts are established for incurred but not specifically identified impairments, based on statistical models primarily driven by past due status, debt service coverage, loan-to-value ratio, property occupancy, profile of the borrower and of the major property tenants, and economic trends in the market where the property is located. When all or a portion of a loan is deemed uncollectible, the uncollectible portion of the carrying amount of the loan is charged off against the allowance.
Cash, cash equivalents and short-term investments include cash on hand and amounts due from banks, highly liquid debt instruments that have original maturities within one year of date of purchase and are carried at amortized cost, interest-bearing money market funds, investment pools and other investments (excluding loan-backed and structured securities) with original maturities within one year from the date of purchase.
Contract loans are carried at unpaid balances, which include unpaid principal plus accrued interest, including 90 days or more past due. All loan amounts in excess of the contract cash surrender value are considered non-admitted assets.
Derivative instruments used in hedging transactions that meet the criteria of a highly effective hedge are reported in a manner consistent with the hedged asset or liability (“hedge accounting”). Changes in statement value or cash flow of derivatives that qualify for hedge accounting are recorded consistently with how the changes in the statement value or cash flow of the hedged asset or liability are recorded. Derivative instruments used in hedging transactions that do not meet or no longer meet the criteria of an effective hedge (“ineffective hedges”) are accounted for at fair value and the changes in fair value are recorded as unrealized gains or losses.
The Company designated, under Statement of Statutory Accounting Principles (“SSAP”) 86, Derivatives, certain foreign exchange derivatives as effective hedges of certain invested assets. The Company also designated certain interest rate swaps as effective hedges of certain invested assets.
Other invested assets principally consist of investments in limited partnerships and limited liability companies. Investments in these assets, except for limited partnerships and limited liability companies with a minor ownership interest, are reported using the equity method. Under SAP, such investments are generally reported based on audited U.S. GAAP equity of the investee, with subsequent adjustment to a statutory basis of accounting, if applicable.
Limited partnerships and limited liability companies in which the Company has a minor ownership interest (i.e., less than 10 percent) or lacks control, are generally recorded based on the underlying audited U.S. GAAP equity of the investee, with some prescribed exceptions. SAP allows the use of the U.S. GAAP equity as set forth in the footnote reconciliation of foreign GAAP equity and income to U.S. GAAP within audited foreign GAAP financial statements. The audited U.S. tax basis equity may also be used in certain circumstances.
All other investments in entities for which audited U.S. GAAP financial statements, or another acceptable audited basis of accounting as described above were not available have been recorded as non-admitted assets. Undistributed accumulated earnings of such entities are included in unassigned surplus as a component of unrealized capital gains or losses. Distributions received that are not in excess of the undistributed accumulated earnings are recognized as investment income. Impairments that are determined to be other than temporary are recognized as realized capital losses.

11

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)
Securities lending and repurchase agreements: The Company has a securities lending program, which was approved by its Board of Directors, that lends securities from its investment portfolio to supplement liquidity or for other uses as deemed appropriate by management. Under the program, securities are lent to financial institutions, and in return the Company receives cash as collateral equal to 102 percent of the fair value of the loaned securities. The cash collateral received is invested in cash and/or short-term investments that may be sold or repledged or partially used for short-term liquidity purposes based on conservative cash flow forecasts. Securities lent by the Company under these transactions may be sold or repledged by the counterparties. The liability for cash collateral received is reported in payable for securities lending in the Statutory Statements of Admitted Assets, Liabilities and Capital and Surplus. The Company monitors the fair value of securities loaned and obtains additional collateral as necessary. At the termination of the transactions, the Company and its counterparties are obligated to return the collateral provided and the securities lent, respectively. These transactions are treated as secured financing arrangements.
In addition, the Company is a party to secured financing transactions whereby certain securities are sold under agreements to repurchase (repurchase agreements), in which the Company transfers securities in exchange for cash, with an agreement by the Company to repurchase the same or substantially similar securities on agreed upon dates specified in the agreements. In all of these secured financing transactions, the securities transferred by the Company (pledged collateral) may be sold or repledged by the counterparties.
Investment income due and accrued is non-admitted from investment income for bonds and other invested assets when collection of interest is overdue by more than 90 days, or is uncertain, and for mortgage loans when loans are foreclosed, or delinquent in payment for greater than 180 days, or when collection of interest is uncertain.
Net realized capital gains and losses, which are determined by using the specific identification method, are reflected in income net of applicable federal income taxes and transfers to the interest maintenance reserve.
The Company regularly evaluates its investments for other-than-temporary impairment (“OTTI”) in value. The determination that a security has incurred an OTTI in value and the amount of any loss recognition requires the judgment of the Company’s management and a continual review of its investments. For bonds, other than ABS, an OTTI shall be considered to have occurred if it is probable that the Company will not be able to collect all amounts due under the contractual terms in effect at the acquisition date of the debt security. If it is determined an OTTI has occurred, the cost basis of bonds is written down to fair value and the amount of the write-down is recognized as a realized capital loss.
For ABS, a non-interest related OTTI resulting from a decline in value due to fundamental credit problems of the issuer is recognized when the projected discounted cash flows for a particular security are less than its amortized cost. When a non-interest related OTTI occurs, the ABS is written down to the present value of future cash flows expected to be collected. An OTTI is also deemed to have occurred if the Company intends to sell the ABS or does not have the intent and ability to retain the ABS until recovery. If the decline is interest-related, the ABS is written down to fair value.
In periods subsequent to the recognition of an OTTI loss, the Company generally accretes the difference between the new cost basis and the future cash flows expected to be collected, if applicable, as interest income over the remaining life of the security based on the amount and timing of estimated future cash flows.
Non-admitted assets are excluded from admitted assets and the change in the aggregate amount of such assets is reflected as a separate component of unassigned surplus. Non-admitted assets include all assets specifically designated as non-admitted and assets not designated as admitted, such as a certain portion of deferred tax assets, prepaid expenses, electronic data processing (“EDP”) equipment assets, agents’ balances or other receivables over 90 days. Non-admitted assets were $580 million and $672 million at December 31, 2025 and 2024, respectively.
Interest maintenance reserve (“IMR”) is calculated based on methods prescribed by the NAIC and was established to prevent large fluctuations in interest-related investment gains and losses resulting from sales (net of taxes) and interest-related OTTI (net of taxes). IMR applies to all types of fixed maturity investments, including bonds, preferred stocks, ABS and mortgage loans. An OTTI occurs when the Company, at the reporting date, has the intent to sell an investment or does not have the intent and ability to hold the security before recovery of the cost of the investment. For ABS, if the Company recognizes an interest-related OTTI, the non-interest-related OTTI is recorded to the asset valuation reserve, and the interest-related portion to IMR. Such gains and losses are deferred into the IMR and amortized into income using the grouped method over the remaining contractual lives of the securities sold.

12

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)
Asset valuation reserve (“AVR”) is used to stabilize surplus from fluctuations in the market value of bonds, stocks, mortgage loans, real estate, limited partnerships and other investments. Changes in the AVR are recorded as direct increases or decreases in surplus.
Separate account assets and liabilities generally represent funds for which the contract holder, rather than the Company, bears the investment risk. Separate account contract holders have no claim against the assets of the general account of the Company, except for certain guaranteed products. Separate account assets are generally reported at fair value. In addition, certain products with fixed guarantees, market-value-adjusted (“MVA”) fixed annuity contracts, and registered index-linked annuities for which the assets are generally carried at amortized cost are required by certain states to be carried in a separate account. The operations of the separate accounts are excluded from the Statutory Statements of Operations and Statutory Statements of Cash Flows of the Company. The Company receives fees for assuming mortality and certain expense risks. Such fees are included in separate account fees in the Statutory Statements of Operations. Reserves for variable annuity contracts and registered index-linked annuities are provided in accordance with subsection 21 of the Valuation Manual (“VM-21”). Reserves for variable universal life accounts are provided in accordance with subsection 20 of the Valuation Manual (“VM-20”) for new business issued beginning in 2020, and in accordance with the Commissioners’ Reserve Valuation Method (“CRVM”) for policies issued prior to 2020.
Policy reserves are established according to different methods.
Life, annuity, and health reserves are developed by actuarial methods and are generally determined based on published tables using specified interest rates, mortality or morbidity assumptions, and valuation methods prescribed or permitted by statutes that will provide, in the aggregate, reserves that are greater than or equal to the minimum or guaranteed policy cash values or the amounts required by the NYDFS.
Principle-based reserving (“PBR”) is designed to tailor the reserving process to more closely reflect the risks of specific products, rather than the previous prescribed approach. Reserve requirements for the Company’s life insurance policies issued after January 1, 2020 are contained in VM-20, Requirements for Principle-Based Reserves for Life Products. Life insurance policies issued prior to January 1, 2020 continue to be reserved for using legacy formula‑based methods, including the CRVM. Under VM-20, these reserves are generally more sensitive to changes in actuarial assumptions than under legacy reserving methodologies. The Company’s regulatory reserving practices are governed by New York Regulation 213 which entails some potential deviations from the PBR reserving guidance in VM-20. Under this Regulation, the reserves for term life policies are equal to the greater of i) 70% of the CRVM determined policy level reserve and ii) the PBR (VM-20) reserve, while required universal life reserves are equal to the greater of i) CRVM established reserves and ii) PBR reserves.
The Company calculates reserves for fixed index annuities, both with and without guaranteed minimum withdrawal benefits (“GMWB”), in accordance with the Commissioners’ Annuities Reserve Valuation Method (“CARVM”).
The Company waives the deduction of deferred fractional premiums on the death of the life and annuity policy insured and returns any premium beyond the date of death. The Company reported additional reserves for surrender values in excess of the corresponding policy reserves.
The Company performs annual cash flow testing in accordance with the Actuarial Opinion and Memorandum Regulation to ensure adequacy of the reserves. Additional reserves are established where the results of cash flow testing under various interest rate scenarios indicate the need for such reserves or where the net premiums exceed the gross premiums on any insurance in force. Total cash flow testing reserves were $821 million and $1.0 billion at December 31, 2025 and 2024, respectively.
A majority of the Company’s variable annuity products include a guaranteed minimum death benefit (“GMDB”) and/or a GMWB. Reserves for GMDB and GMWB benefits are included in the VM-21 reserve. PBR is designed to tailor the reserving process to more closely reflect the risks of specific products, rather than the factor-based approach typically employed historically. Variable Annuity (“VA”) reserving requirements for applicable products are contained in VM-21, Requirements for Principle-Based Reserves for Variable Annuities, which incorporates a principle‑based reserving framework.
Life policies underwritten as substandard are charged extra premiums. Reserves are computed for a substandard policy by adding the reserve for an otherwise identical non-substandard policy plus a factor times the extra premium charge for the year. The factor varies by duration, type of plan, and underwriting. In addition, an extra mortality reserve is reported for ordinary life insurance policies classified as group conversions. Substandard structured settlement annuity reserves

13

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)
are determined by making a constant addition to the mortality rate of the applicable valuation mortality table so that the life expectancy on the adjusted table is equal to the life expectancy determined by the Company’s underwriters at issue.
Tabular interest, tabular less actual reserves released, and tabular cost have been determined by formula, except for universal life insurance and deferred annuity reserves, which include fund accumulations for which tabular interest has been determined from basic data. For the determination of tabular interest on funds not involving life contingencies, the actual credited interest is used.
The liabilities related to policyholder funds left on deposit with the Company generally are equal to fund balances less applicable surrender charges. In addition, an extra mortality reserve is held for ordinary life insurance policies classified as group conversions, equal to the excess, if any, of a substandard reserve over a standard reserve based on mortality rates appropriately increased over the standard class mortality rates.
For long-term disability products, disabled life reserves were established using the 1964 Commissioner’s Disability Table for claims incurred prior to January 1, 1989, and the 1987 Commissioner’s Group Disability Table for claims incurred January 1, 1989 and later, at an interest rate equal to the Single Premium Immediate Annuity rate (based on year incurred) less 1 percent.
Liabilities for deposit-type contracts, which include supplementary contracts without life contingencies and annuities certain, are based on the discounting of future payments at an annual statutory effective rate. Tabular interest on other funds not involving life contingencies is based on the interest rate at which the liability accrues.
Policy and contract claims represent the ultimate net cost of all reported and unreported claims incurred during the year. Reserves for unpaid claims are estimated using individual case-basis valuations and statistical analyses. Those estimates are subject to the effects of trends in claim severity and frequency. The estimates are continually reviewed and adjusted as necessary, as experience develops or new information becomes known; such adjustments are included in current operations.
Reserves for future policy benefits to be paid on life and accident and health policies, incurred in the statement period, but not yet reported, were established using historical data from claim lag experience. The data is aggregated from product specific studies performed on the Company’s business.
Premiums and annuity considerations and related expenses are recognized over different periods. Life premiums are recognized as income over the premium paying periods of the related policies. Annuity considerations are recognized as revenue when received. Premiums for deposit-type products are recorded directly to the liability for deposit-type contracts and are not recorded in the Statutory Statement of Operations. Health premiums are earned ratably over the terms of the related insurance and reinsurance contracts or policies. Acquisition costs such as commissions and other expenses related to the production of new business are charged to the Statutory Statements of Operations as incurred.
Reinsurance premiums and benefits paid or provided are accounted for on a basis consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts.
Annuity and deposit-type contract surrender benefits are reported on a cash basis, and include annuity benefits, payments under supplementary contracts with life contingencies, surrenders and withdrawals. Withdrawals from deposit-type contracts directly reduce the liability for deposit-type contracts and are not reported in the Statutory Statements of Operations.
General insurance expenses include allocated expenses pursuant to cost allocation agreements. The Company purchases administrative, accounting, marketing and data processing services from Corebridge and affiliates and is charged based on estimated levels of usage, transactions or time incurred in providing the respective services. The allocation of costs for investment management services purchased from affiliates is based on the level of assets under management.
Federal income tax expense (benefit) is recognized and computed on a separate company basis pursuant to tax sharing agreements, because the Company is included in the consolidated federal income tax returns of its parent company filing group. The Company joins with AGC Life, American General Life Insurance Company (“AGL”), The Variable Annuity Life Insurance Company (“VALIC”), and Corebridge Insurance Company of Bermuda, Ltd. (“Corebridge Bermuda”), in filing a consolidated life company federal income tax return. To the extent that benefits for net operating

14

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)
losses, foreign tax credits, corporate alternative minimum tax (“CAMT”) credits or net capital losses are utilized on a consolidated basis, the Company would recognize tax benefits based upon the amount of those deductions and credits utilized in the consolidated federal income tax return. The federal income tax expense or benefit reflected in the Statutory Statements of Operations represents income taxes provided on income that is currently taxable, but excludes tax on the net realized capital gains or losses.
Income taxes on capital gains or losses reflect differences in the recognition of capital gains or losses on a statutory accounting basis versus a tax accounting basis. The most significant of such differences involve impairments of investments, which are recorded as realized losses in the Statutory Statements of Operations but are not recognized for tax purposes, and the deferral of net capital gains and losses into the IMR for statutory income but not for taxable income. Capital gains and losses on certain related-party transactions are recognized for statutory financial reporting purposes but are deferred for income tax reporting purposes until the security is sold to an outside party.
A deferred tax asset (“DTA”) or deferred tax liability (“DTL”) is included in the Statutory Statements of Admitted Assets, Liabilities and Capital and Surplus, which reflects the expected future tax consequences of temporary differences between the statement values of assets and liabilities for statutory financial reporting purposes and the amounts used for income tax reporting purposes. The change in the net DTA or DTL is reflected in a separate component of unassigned surplus. Net DTAs are limited in their admissibility.
The CAMT is disregarded when evaluating the need for a valuation allowance for the Company’s non-CAMT DTAs.
Accounting Changes
The Company adopted the substantive changes made to SSAP 26, Bonds, SSAP 21, Other Admitted Assets, and SSAP 43, Asset-Backed Securities, effective January 1, 2025. The changes provide a new principle-based bond definition to be used for determining which investments are eligible for reporting on Schedule D as a bond. The changes focus on ensuring appropriate consideration of whether an investment qualifies as an issuer credit obligation or asset-backed security prior to reporting as a bond. Pursuant to the transition guidance, the reclassification of investments that no longer qualify as bonds reduced unassigned surplus by ($155) thousand.
SSAP No. 86, Derivatives, was revised to adopt with modification derivative guidance from ASU 2017-12, Derivatives and Hedging and ASU 2022-01, Fair Value Hedging – Portfolio Layer Method, to include guidance for the portfolio layer method and partial-term hedges. These revisions were effective January 1, 2023. A partial-term hedge is a hedge for a portion of the time to maturity of a fixed rate asset (liabilities are not included contrary to U.S. GAAP). The portfolio layer method permits reporting entities to designate the portion of a closed portfolio of financial assets, beneficial interests secured by financial assets, or a combination of the two, that is not expected to be prepaid during the hedge period as the hedged item in a fair value hedge.
Correction of Errors
SAP requires that corrections of errors related to prior periods be reported as pretax adjustments to unassigned surplus to the extent that they are not material to prior periods.
In 2024, an out-of-period error was identified and corrected related to net investment income. This correction increased unassigned surplus by $7 million.
In 2023, out-of-period errors were identified due to the option value that increases reserves and 12b-1 fees that were not allocated to the Company. These errors decreased unassigned surplus by $8 million.
The Company’s management does not believe these corrections to be material to the Company’s results of operations, financial position, or cash flow for the Company’s previously issued audited financial statements.

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THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)
Differences in Statutory Accounting and U.S. GAAP Accounting
The accompanying statutory financial statements have been prepared in accordance with accounting practices prescribed or permitted by the NYDFS. These accounting practices vary in certain respects from U.S. GAAP. The primary differences between NAIC SAP and U.S. GAAP are as follows.
The objectives of U.S. GAAP differ from the objectives of SAP. U.S. GAAP is designed to measure the entity as a going concern and to produce general purpose financial statements to meet the varying needs of the different users of financial statements. SAP is designed to address the accounting requirements of regulators, who are the primary users of statutory-basis financial statements and whose primary objective is to measure solvency. As a result, U.S. GAAP stresses measurement of earnings and financial condition of a business from period to period, while SAP stresses measurement of the ability of the insurer to pay claims in the future.
Investments. Under SAP, investments in bonds and redeemable preferred stocks are generally reported at amortized cost. However, if bonds are designated category “6” and redeemable preferred stocks are designated categories “4 – 6” by the NAIC, these investments are reported at the lesser of amortized cost or fair value with a credit or charge to unrealized investment gains or losses. For U.S. GAAP, such fixed-maturity investments are designated at purchase as held-to-maturity, trading, or available-for-sale. Held-to-maturity fixed-maturity investments are reported at amortized cost, and the remaining fixed-maturity investments are reported at fair value, with unrealized capital gains and losses reported in operations for those designated as trading and as a component of other comprehensive income for those designated as available-for-sale.
Under SAP, all single- and multi-class MBS or other ABS (e.g., Collateralized Mortgage Obligations (“CMO”) are adjusted for the effects of changes in prepayment assumptions on the related accretion of discount or amortization of premium with respect to such securities using either the retrospective or prospective method. For ABS, if it is determined that a decline in fair value is other than temporary, the cost basis of the security is written down to the discounted estimated future cash flows. Bonds, other than ABS, that are other-than-temporarily impaired are written down to fair value. For U.S. GAAP purposes, all securities, purchased or retained, that represent beneficial interests in securitized assets (e.g., CMO, MBS and other ABS securities), other than high credit quality securities, would be adjusted using the prospective method when there is a change in estimated future cash flows. If high-credit quality securities must be adjusted, the retrospective method would be used. For all bonds, if it is determined that a decline in fair value is other-than-temporary, the cost basis of the security would be written down to the discounted estimated future cash flows, while the non-credit portion of the impairment would be recorded as an unrealized loss in other comprehensive income.
Under SAP, when it is probable that the insurer will be unable to collect all amounts due according to the contractual terms of the mortgage agreement, allowances are established for temporarily-impaired mortgage loans based on the difference between the unpaid loan balance and the estimated fair value of the underlying real estate, less estimated costs to obtain and sell. The initial allowance and subsequent changes in the allowance for mortgage loans are charged or credited directly to unassigned surplus rather than as a component of earnings as would be required under U.S. GAAP. If the impairment is other-than-temporary, a direct write down is recognized as a realized loss, and a new cost basis is established. Under U.S. GAAP, an allowance for credit losses is based on the expectation of lifetime credit losses.
Under SAP, joint ventures, partnerships and limited liability companies in which the insurer has a minor ownership interest (i.e., less than 10 percent) or lacks control are generally recorded based on the underlying audited U.S. GAAP basis equity of the investee. Under U.S. GAAP, joint ventures, partnerships and limited liability companies in which the insurer has a significant ownership interest are accounted for under the equity method. Where that is not the case, such investments are carried at fair value with changes in fair value recognized in earnings.
Real Estate. Under SAP, investments in real estate are reported net of related obligations; under U.S. GAAP, investments in real estate are reported on a gross basis. Under SAP, real estate owned and occupied by the insurer is included in investments; under U.S. GAAP, real estate owned and occupied by the insurer is reported as an operating asset, and operating income and expenses include rent for the insurer’s occupancy of those properties.
Derivatives. Under SAP, derivative instruments used in hedging transactions that do not meet or no longer meet the criteria of an effective hedge are accounted for at fair value with the changes in fair value recorded as unrealized capital gains or losses. Under U.S. GAAP, such derivative instruments are accounted for at fair value with the changes in fair value recorded as realized capital gains or losses. Under U.S. GAAP, fair value measurement for free standing

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THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)
derivatives incorporates either counterparty's credit risk for derivative assets or the insurer's credit risk for derivative liabilities by determining the explicit cost to protect against credit exposure. This credit exposure evaluation takes into consideration observable credit default swap rates. Under SAP, non-performance risk (own credit-risk) is not reflected in the fair value calculations for derivative liabilities. Under U.S. GAAP, index life insurance features in indexed universal life contracts and certain guaranteed features of variable annuities are bifurcated and accounted for separately as embedded policy derivatives and market risk benefits, respectively. Under SAP, embedded derivatives and market risk benefits are not bifurcated or accounted for separately from the host contract.
Interest Maintenance Reserve. Under SAP, the insurer is required to maintain an IMR. IMR is calculated based on methods prescribed by the NAIC and was established to prevent large fluctuations in interest-related capital gains and losses realized through sales or OTTI. IMR applies to all types of fixed maturity investments, including bonds, preferred stocks, ABS and mortgage loans. After-tax capital gains or losses realized upon the sale or impairment of such investments resulting from changes in the overall level of interest rates are excluded from current period net income and transferred to the IMR. The transferred after-tax net realized capital gains or losses are then amortized into income over the remaining period to maturity of the divested asset. Realized capital gains and losses are reported net of tax and transfers to the IMR, after net gain from operations. Any negative IMR balance is treated as a non-admitted asset, unless certain criteria are met. This reserve is not required under U.S. GAAP and pre-tax realized capital gains and losses are reported as a component of total revenues, with related taxes included in taxes from operations.
Asset Valuation Reserve. Under SAP, the insurer is required to maintain an AVR, which is computed in accordance with a prescribed formula and represents a provision for possible fluctuations in the value of bonds, equity securities, mortgage loans, real estate, and other invested assets. The level of AVR is based on both the type of investment and its credit rating. Under SAP, AVR is included in total adjusted capital for RBC analysis purposes. Changes to AVR are charged or credited directly to unassigned surplus. This reserve is not required under U.S. GAAP.
Subsidiaries. Under SAP, investments in insurance subsidiaries are recorded based upon the underlying audited statutory equity of a subsidiary with all undistributed earnings or losses shown as an unrealized capital gain or loss in unassigned surplus. Dividends received by the parent company from its subsidiaries are recorded through net investment income. Under U.S. GAAP, subsidiaries’ financial statements are combined with the parent company’s financial statements through consolidation. All intercompany balances and transactions are eliminated under U.S. GAAP. Dividends received by the parent company from its subsidiaries reduce the parent company’s investment in the subsidiaries.
Policy Acquisition Costs and Sales Inducements. Under SAP, policy acquisition costs are expensed when incurred. Under U.S. GAAP, acquisition costs that are incremental and directly related to the successful acquisition of new and renewal of existing insurance contracts are deferred as deferred policy acquisition costs (“DAC”). DAC is amortized on a constant level basis (i.e., approximating straight line amortization with adjustments for expected terminations) over the expected term of the related contracts using assumptions consistent with those used in estimating the related liability for future policy benefits, or any other related balances. Under SAP, sales inducements are expensed when incurred. Under U.S. GAAP, certain sales inducements on interest-sensitive life insurance contracts and deferred annuities are deferred and amortized over the life of the contract using the same methodology and assumptions used to amortize DAC.
Deferred Premiums. Under SAP, when deferred premiums exist, statutory deferred premiums are held as a statutory asset, while under U.S. GAAP, deferred premiums are held as a contra-liability in the future policy benefits liability.
Non-admitted Assets. Certain assets designated as “non-admitted,” principally any agents’ balances or unsecured loans or advances to agents, certain DTAs, furniture, equipment and computer software, receivables over 90 days and prepaid expenses, as well as other assets not specifically identified as admitted assets within the NAIC SAP, are excluded from the Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus and are charged directly to unassigned surplus. Under U.S. GAAP, such assets are included in the balance sheet.
Universal Life and Annuity Policies. Under SAP, revenues for universal life and annuity policies containing mortality or morbidity risk considerations consist of the entire premium received, and benefits incurred consist of the total of death benefits paid and the change in policy reserves. Payments received on contracts that do not incorporate any mortality or morbidity risk considerations (deposit-type contracts) are recorded directly to an appropriate liability for deposit-type contract account without recognizing premium income. Interest credited to deposit-type contracts is recorded as an expense in the Statutory Statements of Operations as incurred. Payments that represent a return of policyholder balances are recorded as a direct reduction of the liability for deposit-type contracts, rather than a benefit expense.

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NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)
Under U.S. GAAP, premiums received in excess of policy charges are not recognized as premium revenue, and benefits represent the excess of benefits paid over the policy account value and interest credited to the account values.
Benefit Reserves. Under SAP, loading is the difference between the gross and valuation net premium. Valuation net premium is calculated using valuation assumptions which are different for statutory and U.S. GAAP. Statutory valuation assumptions are set by the insurer within limits as defined by statutory law. U.S. GAAP valuation assumptions are set by the insurer based on management’s estimates and judgment.
Policyholder funds not involving life contingencies use different valuation assumptions for SAP and U.S. GAAP. Under SAP, prescribed rates of interest related to payout annuities are used in the discounting of expected benefit payments, while under U.S. GAAP, the insurer’s best estimates of interest rates are used.
Under SAP, individual insurance reserves are determined using a combination of principle‑based reserving frameworks (including VM‑20) and legacy formula‑based methods, including CRVM. Under U.S. GAAP, individual insurance policyholder liabilities for traditional forms of insurance are generally established using the net premium ratio (“NPR”) method. For interest-sensitive policies, a liability for policyholder account balances is established under U.S. GAAP based on the contract value that has accrued to the benefit of the policyholder. Policy assumptions used in the estimation of policyholder liabilities are generally prescribed under SAP. Under U.S. GAAP, policy assumptions are based upon best estimates.
Under SAP, individual deferred annuity reserves are determined using applicable principle‑based reserving requirements and legacy reserving methods, including CARVM. Under U.S. GAAP, individual deferred annuity policyholder liabilities are generally equal to the contract value that has accrued to the benefit of the policyholder, together with liabilities for certain contractual guarantees, if applicable. Under SAP, reserves for fixed rate deposit-type contracts are based upon their accumulated values, discounted at an annual statutory effective rate, while under U.S. GAAP, reserves for deposit-type contracts are recorded at their accumulated values.
Under GAAP, indexed interest credits and guarantees in excess of contract account values are bifurcated from the host contract as embedded derivatives and market risk benefits, respectively, and reported at fair value. Under SAP, embedded derivatives and market risk benefits are not bifurcated and accounted for separately, but rather are included in the benefit reserve valuation for the host contract.
Reinsurance. Under SAP, policy and contract liabilities ceded to reinsurers are reported as reductions of the related reserves rather than as assets as required under U.S. GAAP. Under SAP, a liability for reinsurance balances has been provided for unsecured policy reserves, unearned premiums, and unpaid losses ceded to reinsurers not licensed to assume such business. Changes to these amounts are credited or charged directly to unassigned surplus. Under U.S. GAAP, an allowance for amounts deemed uncollectible would be established through a charge to earnings. Under SAP, the criteria used to demonstrate risk transfer varies from U.S. GAAP, which may result in transactions that are accounted for as reinsurance for SAP and deposit accounting for U.S. GAAP. Under SAP, the reserve credit permitted for unauthorized reinsurers is less than or equal to the amount of letter of credit or funds held in trust by the reinsurer. Under U.S. GAAP, assumed and ceded reinsurance is reflected on a gross basis in the balance sheet, and certain commissions allowed by reinsurers on ceded business are deferred and amortized generally on a basis consistent with DAC.
Policyholder Dividend Liabilities. Under SAP, policyholder dividends are recognized when declared. Under U.S. GAAP, policyholder dividends are recognized over the term of the related policies.
Separate Accounts. Under SAP, separate account surplus created through the use of the CRVM, VM-21 or other reserving methods is reported by the general account as an unsettled transfer from the separate account. The net change on such transfers is included as a part of the net gain from operations in the general account. This is not required under U.S. GAAP.
Separate accounts include certain non-unitized assets which primarily represent MVA fixed options of variable annuity contracts, registered index linked annuities, and certain pension risk transfer annuities issued in various states. Under SAP, these contracts are accounted for in the separate account financial statements, while under U.S. GAAP, they are accounted for in the general account.
Deferred Income Taxes. Under SAP, statutory DTAs that are more likely than not to be realized are limited to: 1) the amount of federal income taxes paid in prior years that can be recovered through loss carrybacks for existing temporary

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THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)
differences that reverse by the end of the subsequent calendar year, plus 2) the lesser of the remaining gross DTA expected to be realized within a maximum three years of the reporting date or a maximum 15 percent of the capital and surplus excluding any net DTA, EDP equipment and operating software and any net positive goodwill, plus 3) the amount of the remaining gross DTA that can be offset against existing gross DTLs. The remaining DTAs are non-admitted. Deferred taxes do not include amounts for state taxes. Under U.S. GAAP, state taxes are included in the computation of deferred taxes, all DTAs are recorded and a valuation allowance is established if it is more likely than not that some portion of the DTA will not be realized. Under SAP, income tax expense is based upon taxes currently payable. Changes in deferred taxes are reported in surplus and subject to admissibility limits. Under U.S. GAAP, changes in deferred taxes are recorded in income tax expense.
Offsetting of Assets and Liabilities. Under SAP, offsetting of assets and liabilities is not permitted when there are master netting agreements unless four requirements for valid right of offset are met. The requirements include 1) each of the two parties owes the other determinable amounts, 2) the reporting party has the right to set off the amount owed with the amount owed by the other party, 3) the reporting party intends to set off, and 4) the right of setoff is enforceable. The prohibition against offsetting extends to derivatives and collateral posted against derivative positions, repurchase and reverse repurchase agreements, and securities borrowing and lending transactions, when the reporting entity does not have the intent to set off. Under U.S. GAAP, these amounts under master netting arrangements may generally be offset and presented on a net basis pursuant to an accounting election, even when the reporting entity does not have the intent to set off.

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THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)
3. INVESTMENTS

Bonds and Equity Securities

The following table presents the statement value, gross unrealized gain, gross unrealized loss and the estimated fair value of bonds and equity securities by major security type:

(in millions)	Statement Value	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
December 31, 2025
Issuer credit obligations
U.S. government obligations	$261	$1	$(98)	$163
Other U.S. government obligations	9	—	(1)	8
Non-U.S. sovereign jurisdiction securities	684	10	(101)	593
Municipal bonds - general obligations (direct & guaranteed)	117	—	(10)	108
Municipal bonds - special revenue	462	2	(71)	392
Project finance bonds issued by operating entities	636	7	(39)	603
Corporate bonds	11,432	137	(1,281)	10,288
Single entity backed obligations	398	2	(33)	368
Bonds issued by funds representing operating entities	1,624	15	(81)	1,558
Bank loans - acquired	207	2	(1)	209
Total issuer credit obligations	15,830	176	(1,716)	14,290
Asset-backed securities
Agency residential MBS (exempt)	32	—	(3)	29
Agency commercial MBS (exempt)	110	1	—	110
Agency residential MBS (non-exempt)	431	4	(16)	419
Agency commercial MBS (non-exempt)	54	1	(4)	50
Non-agency residential MBS	1,114	51	(32)	1,133
Non-agency commercial MBS	961	15	(16)	960
Non-agency - CLOs/CBOs/CDOs	1,272	19	(5)	1,286
Other financial ABS	824	31	(17)	838
Equity backed securities – not self-liquidating	173	—	(6)	168
Lease-backed - full analysis	660	9	(12)	657
Other non-financial ABS - full analysis	549	6	(11)	544
Lease-backed - practical expedient	32	—	(4)	29
Total asset-backed securities	6,212	137	(126)	6,223
Preferred stock	41	—	—	41
Common stock	32	—	—	32
Total equity securities	73	—	—	73
Total	$22,115	$313	$(1,842)	$20,586

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THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

(in millions)	Statement Value	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
December 31, 2024
Bonds:
U.S. government obligations	$405	$—	$(101)	$304
All other governments	716	3	(144)	575
States, territories and possessions	97	—	(10)	87
Political subdivisions of states, territories and possessions	22	—	(3)	19
Special revenue	863	2	(119)	746
Industrial and miscellaneous	17,950	159	(1,965)	16,144
Hybrid securities	22	1	—	23
Bank loans	217	1	(3)	215
Total bonds	20,292	166	(2,345)	18,113
Preferred stock	44	—	—	44
Common stock	14	—	—	14
Total equity securities	58	—	—	58
Total	$20,350	$166	$(2,345)	$18,171

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NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)
Bonds and Equity Securities in Loss Positions

The following table summarizes the fair value and gross unrealized losses (where fair value is less than amortized cost) on bonds and equity securities, including amounts on NAIC 6 and 6* bonds, aggregated by major investment category and length of time that individual securities have been in a continuous unrealized loss position:

	Less than 12 Months		12 Months or More		Total
(in millions)	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
December 31, 2025
Issuer credit obligations
U.S. government obligations	$—	$—	$152	$(98)	$152	$(98)
Other U.S. government obligations	—	—	8	(1)	8	(1)
Non-U.S. sovereign jurisdiction securities	15	—	400	(101)	415	(101)
Municipal bonds - general obligations (direct & guaranteed)	—	—	76	(10)	76	(10)
Municipal bonds - special revenue	20	—	340	(71)	360	(71)
Project finance bonds issued by operating entities	299	(19)	93	(20)	392	(39)
Corporate bonds	1,152	(79)	4,703	(1,204)	5,855	(1,283)
Single entity backed obligations	142	(21)	130	(12)	272	(33)
Bonds issued by funds representing operating entities	431	(15)	539	(66)	970	(81)
Bank loans - acquired	24	—	34	(1)	58	(1)
Total issuer credit obligations	2,083	(134)	6,475	(1,584)	8,558	(1,718)
Asset-backed securities
Equity backed securities – not self-liquidating	90	(4)	14	(2)	104	(6)
Agency commercial MBS (exempt)	3	(1)	3	—	6	(1)
Agency commercial MBS (non-exempt)	—	—	27	(4)	27	(4)
Agency residential MBS (exempt)	1	—	28	(3)	29	(3)
Agency residential MBS (non-exempt)	6	(1)	228	(16)	234	(17)
Non-agency - CLOs/CBOs/CDOs	576	(5)	8	—	584	(5)
Non-agency commercial MBS	125	(2)	176	(13)	301	(15)
Non-agency residential MBS	70	(1)	259	(32)	329	(33)
Other financial ABS	111	(2)	154	(15)	265	(17)
Lease-backed - full analysis	203	(11)	36	(2)	239	(13)
Other non-financial ABS - full analysis	157	(4)	144	(8)	301	(12)
Lease-backed - practical expedient	1	—	19	(3)	20	(3)
Total asset-backed securities	1,343	(31)	1,096	(98)	2,439	(129)
Preferred stock	22	—	—	—	22	—
Common stock	—	—	—	—	—	—
Total equity securities	22	—	—	—	22	—
Total	$3,448	$(165)	$7,571	$(1,682)	$11,019	$(1,847)

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THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

	Less than 12 Months		12 Months or More		Total
(in millions)	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
December 31, 2024
Bonds:
U.S. Government obligations	$103	$(1)	$188	$(101)	$291	$(102)
All other government	108	(4)	445	(140)	553	(144)
States, territories & possessions	18	—	55	(10)	73	(10)
Political subdivisions of states territories & possessions	2	—	13	(3)	15	(3)
Special revenue	116	(4)	596	(115)	712	(119)
Industrial and miscellaneous	3,073	(183)	8,931	(1,786)	12,004	(1,969)
Hybrid securities	11	—	2	—	13	—
Bank loans	40	(1)	11	(2)	51	(3)
Total bonds	$3,471	$(193)	$10,241	$(2,157)	$13,712	$(2,350)
Preferred stock	—	—	—	—	—	—
Common stock	—	—	—	—	—	—
Total equity securities	—	—	—	—	—	—
Total	$3,471	$(193)	$10,241	$(2,157)	$13,712	$(2,350)
As of December 31, 2025 and 2024, the number of bonds and equity securities in an unrealized loss position was 2,537 and 3,341, respectively. Bonds comprised 2,533 of the total, of which 2,072 were in a continuous loss position greater than 12 months at December 31, 2025. Bonds comprised 3,341 of the total, of which 2,694 were in a continuous loss position greater than 12 months at December 31, 2024.
The Company did not recognize the unrealized losses in earnings on these fixed maturity securities at December 31, 2025 and 2024, respectively, because the Company neither intends to sell the securities nor does the Company believe that it is more likely than not that the Company will be required to sell these securities before recovery of their amortized cost basis. For fixed maturity securities with significant declines, the Company performed fundamental credit analyses on a security-by-security basis, which included consideration of credit enhancements, expected defaults on underlying collateral, review of relevant industry analyst reports and forecasts and other available market data.
Contractual Maturities of Bonds

The following table presents the statement value and fair value of bonds by contractual maturity:

(in millions)	Statement Value	Fair Value
December 31, 2025
Due in one year or less	$457	$457
Due after one year through five years	3,379	3,367
Due after five years through ten years	4,299	4,265
Due after ten years through twenty years	3,027	2,745
Due after twenty years	4,668	3,456
ABS	6,212	6,223
Total	$22,042	$20,513
Actual maturities may differ from contractual maturities because certain borrowers have the right to call or prepay certain obligations with or without call or prepayment penalties.
Bonds in or near default as to payment of principal or interest had a statement value of $31 million and $7 million at December 31, 2025 and 2024, respectively, which is the fair value. At December 31, 2025 and 2024, the Company had no income excluded from due and accrued for bonds.
At December 31, 2025, the Company’s bond portfolio included bonds totaling $889 million not rated investment grade by the NAIC designations (categories 3-6). These bonds accounted for 2.5 percent of the Company’s total assets and 3.1 percent of invested assets. These below investment grade securities, excluding structured securities, span across

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THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)
15 industries. At December 31, 2024, the Company’s bond portfolio included bonds totaling $1 billion not rated investment grade by the NAIC designations (categories 3-6). These bonds accounted for 2 percent of the Company’s total assets and 3 percent of invested assets. These below investment grade securities, excluding structured securities, span across 13 industries.
The following table presents the industries that constitute more than 10% of the below investment grade securities:

	December 31,
	2025	2024
Consumer cyclical	12.0%	9.8%
Consumer non-cyclical	22.5	23.2
Utility	—	10.4
ABS
The Company determines fair value of ABS based on the amount at which a security could be exchanged in a current transaction between willing parties, other than in a forced or liquidation sale. The majority of the Company’s ABS, RMBS, CMBS, and collateralized debt obligations (“CDO”) are priced by approved independent third-party valuation service providers and broker dealer quotations. Small portions of the ABS that are not traded in active markets are priced by market standard internal valuation methodologies, which include discounted cash flow methodologies and matrix pricing. The estimated fair values are based on available market information and management’s judgments.
The following table presents the statement value and fair value of ABS:

	December 31, 2025		December 31, 2024
(in millions)	Statement Value	Fair Value	Statement Value	Fair Value
Asset-backed securities	$6,212	$6,223	$5,869	$5,793
Prepayment assumptions for single class, multi-class mortgage-backed and ABS were obtained from independent third-party valuation service providers or internal estimates. These assumptions are consistent with the current interest rate and economic environment.
At December 31, 2025 and 2024, the Company had exposure to a variety of ABS. These securities could have significant concentrations of credit risk by country, geographical region, property type, servicer or other characteristics. As part of the quarterly surveillance process, the Company takes into account many of these characteristics in making the OTTI assessment.
At December 31, 2025 and 2024, the Company did not have any ABS with a recognized OTTI due to the intent to sell or an inability or lack of intent to retain the security for a period of time sufficient to recover the amortized cost basis.
During 2025, 2024 and 2023, the Company recognized total OTTI of $0 million, $0 million and $5 million, respectively, on ABS that were still held by the Company. In addition, at December 31, 2025 and 2024, the Company held asset-backed impaired securities (fair value is less than cost or amortized cost) for which an OTTI had not been recognized in earnings as a realized loss. Such impairments include securities with a recognized OTTI for non-interest (credit) related declines that were recognized in earnings, but for which an associated interest-related decline has not been recognized in earnings as a realized capital loss.

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NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)
The following table summarizes the fair value and aggregate amount of unrealized losses on ABS and length of time that individual securities have been in a continuous unrealized loss position:

	Less than 12 Months		12 Months or More		Total
(in millions)	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
December 31, 2025
ABS	$1,343	$(31)	$1,096	$(98)	$2,439	$(129)
December 31, 2024
ABS	$1,007	$(22)	$1,687	$(179)	$2,694	$(201)
In its OTTI assessment, the Company considers all information relevant to the collectability of the security, including past history, current conditions and reasonable forecasts when developing an estimate of future cash flows. Relevant analyst reports and forecasts for the asset class also receive appropriate consideration. The Company also considers how credit enhancements affect the expected performance of the security. In addition, the Company generally considers its cash and working capital requirements and expected cash flows in relation to its business plans and how such forecasts affect the intent and ability to hold such securities to recovery of their amortized cost.
The Company does not have any ABS for which it is not practicable to estimate fair values.
The following table presents the rollforward of non-interest related OTTI for ABS:

	December 31,
(in millions)	2025	2024
Balance, beginning of year	$165	$178
Increases due to:
Credit impairment on new securities subject to impairment losses	—	—
Additional credit impairment on previously impaired investments	—	—
Reduction due to:
Credit impaired securities fully disposed for which there was no prior intent or requirement to sell	4	13
Balance, end of year	$161	$165
See Note 4 for a list with each ABS at a CUSIP level where the present value of cash flows expected to be collected is less than the amortized cost basis during the current year and a list of the Company’s structured notes holding at December 31, 2025.
Mortgage Loans
Mortgage loans had outstanding principal balances of $3.8 billion and $3.8 billion at December 31, 2025 and 2024, respectively. Contractual interest rates range from 0.00 percent to 10.14 percent. The mortgage loans at December 31, 2025 had maturity dates ranging from 2024 to 2055.
The Company’s mortgage loans are collateralized by a variety of commercial real estate property types located throughout the U.S. and Canada. The commercial mortgage loans are non-recourse to the borrower.

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THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)
The following tables present the geographic and property-type distribution of the Company’s mortgage loan portfolio:

	December 31,
	2025	2024
Geographic distribution:
Mid-Atlantic	24.4%	28.4%
Pacific	17.3	18.9
Foreign	18.8	16.1
South Atlantic	10.8	12.0
East North Central	4.0	4.9
West South Central	5.4	5.9
New England	5.6	5.5
Mountain	7.3	3.1
East South Central	5.5	4.7
West North Central	0.9	0.5
Total	100.0%	100.0%
Property type distribution:
Multi-family	29.8%	31.6%
Office	21.3	22.1
Retail	6.5	7.0
Industrial	22.0	18.5
Hotel/Motel	5.4	4.5
Other	15.0	16.3
Total	100.0%	100.0%
At December 31, 2025, there were 51 mortgage loans with outstanding balances of $20 million or more, which loans collectively, aggregated approximately 55.2 percent of this portfolio.
The following table presents the minimum and maximum lending rates for new mortgage loans during 2025 and 2024:

	Years Ended December 31,
	2025		2024
(in millions)	Maximum	Minimum	Maximum	Minimum
Office	5.79%	5.79%	9.88%	5.02%
Industrial	7.87	5.23	6.84	4.52
Retail	5.80	3.45	—	—
Hotel/Motel	4.90	4.90	—	—
Multi-family	7.47	4.02	—	—
Other	—	—	5.82	5.82
The Company reduced interest rates on one loan during 2025. The Company reduced interest rates on three loans during 2024.
The maximum percentage of any one loan to the value of security at the time of the loan, exclusive of insured or guaranteed or purchase money mortgage was 88.4 percent and 82.8 percent, in 2025 and 2024, respectively.
At December 31, 2025, the Company held $122 million in impaired mortgages with $53 million of related allowances for credit losses and $68 million in impaired loans without a related allowance. At December 31, 2024, the Company held $134 million in impaired mortgage loans with a related allowances for credit losses. There were no impaired mortgage loans without a related allowance. The Company’s average recorded investment in impaired loans was $127 million and $103 million, at December 31, 2025 and 2024, respectively. The Company recognized interest income of $1 million, $2 million and $1 million, in 2025, 2024 and 2023, respectively.

26

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)
The following table presents a rollforward of the changes in the allowance for losses on mortgage loans receivable:

	December 31,
(in millions)	2025	2024	2023
Balance, beginning of year	$51	$48	$40
Additions (reductions) charged to unrealized capital loss	(1)	3	15
Direct write-downs charged against allowance	(8)	—	(7)
Balance, end of year	$42	$51	$48
During 2025, the Company did not derecognize any mortgage loans and did not recognize any real estate collateral as a result of foreclosure.
The mortgage loan portfolio has been originated by the Company under strict underwriting standards. Commercial mortgage loans on properties such as offices, hotels and shopping centers generally represent a higher level of risk than do mortgage loans secured by multi-family residences. This greater risk is due to several factors, including the larger size of such loans and the more immediate effects of general economic conditions on these commercial property types. However, due to the Company’s strict underwriting standards, the Company believes that it has prudently managed the risk attributable to its mortgage loan portfolio while maintaining attractive yields.
The following table presents the age analysis of mortgage loans:

	December 31,
(in millions)	2025	2024
Current	$3,689	$3,657
30 - 59 days past due	2	21
60 - 89 days past due	—	3
90 - 179 days past due	22	3
Total	$3,713	$3,684
At December 31, 2025 and 2024, the Company had mortgage loans outstanding under participant or co-lender agreements of $3.5 billion and $2.9 billion, respectively.
The Company had $85 million and $70 million in restructured loans at December 31, 2025 and 2024, respectively.
Aggregate mortgage loans having the following loan-to-value ratios as determined from the most current appraisal as of December 31, 2025:

(in millions)	Residential		Commercial		Agricultural
Loan-to-Value	Amount	Percentage of Total Admitted Assets	Amount	Percentage of Total Admitted Assets	Amount	Percentage of Total Admitted Assets
a. above 95%	$1	—%	$121	0.40%	$—	—%
b. 91% to 95%	2	—	4	—	—	—
c. 81% to 90%	3	—	189	0.60	—	—
d. 71% to 80%	11	—	361	1.20	—	—
e. below 70%	541	1.80	2,524	8.60	—	—
Troubled Debt Restructuring
The Company held no restructured debt for which impairment was recognized for both December 31, 2025 and 2024. The Company had $0 million and $1 million of outstanding commitments to debtors that held loans with restructured terms at December 31, 2025 and 2024, respectively.

27

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)
Real Estate
The Company had no investments in real estate at December 31, 2025, 2024 and 2023.
Other Invested Assets
The following table presents the components of the Company’s other invested assets:

	December 31,
(in millions)	2025	2024
Investments in limited liability companies	$178	$182
Investments in limited partnerships	973	997
Surplus note	500	500
Other unaffiliated investments	364	381
Receivable for securities	5	14
Total	$2,020	$2,074
The Company utilizes the look-through approach in valuing its investments in affiliated limited partnerships that have the characteristics of real estate investments. These affiliated real estate investments had an aggregate value of $209 million and $218 million at December 31, 2025 and 2024, respectively. All liabilities, commitments, contingencies, guarantees, or obligations of these holding company entities, which are required to be recorded as liabilities, commitments, contingencies, guarantees or obligations under applicable accounting guidance, are reflected in the Company’s determination of the carrying value of the investment in each of the respective holding company entities, if applicable.
The Company recorded impairment write-downs in joint ventures was $14 million, $9 million and $1 million during 2025, 2024 and 2023, respectively.
Net Investment Income
The following table presents the components of net investment income:

	Years ended December 31,
(in millions)	2025	2024	2023
Bonds	$1,038	$915	$860
Preferred stocks	3	1	—
Common stocks	2	1	1
Cash and short-term investments	18	41	21
Mortgage loans	189	193	200
Contract loans	8	8	8
Derivatives	125	100	(36)
Investment income from affiliates	11	15	3
Other invested assets	97	83	96
Gross investment income	1,491	1,357	1,153
Investment expenses	(38)	(33)	(30)
Net investment income	$1,453	$1,324	$1,123

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THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)
Net Realized and Unrealized Capital Gains (Losses)
The following table presents the components of Net realized capital gains (losses):

	Years ended December 31,
(in millions)	2025	2024	2023
Bonds	$(146)	$(31)	$(86)
Common stocks	—	—	1
Cash and short-term investments	5	(1)	2
Mortgage loans	(4)	(18)	(12)
Derivatives	(173)	5	48
Other invested assets	(11)	6	12
Realized capital gains (losses)	(329)	(39)	(35)
Federal income tax (expense) benefit	68	8	7
Net losses transferred to IMR	99	19	58
Net realized capital gains (losses)	$(162)	$(12)	$30
During 2025, 2024 and 2023, the Company recognized $8 million, $0 million and $7 million, respectively, of impairment write-downs in the fixed maturity portfolio in accordance with the impairment policy described in Note 2.
The following table presents the proceeds from sales of bonds and equities and the related gross realized capital gains and gross realized capital losses:

	Years ended December 31,
(in millions)	2025	2024	2023
Proceeds	$1,915	$263	$513

Gross realized capital gains	$6	$3	$20
Gross realized capital losses	(142)	(28)	(102)
Net realized capital gains (losses)	$(136)	$(25)	$(82)
The following table presents the net change in unrealized capital gains (losses) of investments (including foreign exchange capital gains (losses):

	Years ended December 31,
(in millions)	2025	2024	2023
Bonds	$81	$(35)	$29
Mortgage loans	75	(16)	25
Derivatives	47	70	29
Other invested assets	17	(19)	(40)
Federal income tax expense	(46)	—	(9)
Net change in unrealized gains (losses) of investments	$174	$—	$34
4. ASSET-BACKED AND STRUCTURED SECURITY IMPAIRMENTS AND STRUCTURED NOTES HOLDINGS

ABS
The following table presents the ABS held by the Company at December 31, 2025 for which it had recognized non-interest related OTTI subsequent to the adoption of SSAP 43R:

(in thousands)
CUSIP	Amortized Cost Before Current Period OTTI	Present Value of Projected Cash Flows	Recognized OTTI	Amortized Cost After OTTI	Fair Value at Time of OTTI	Date of Financial Statement Where Reported

Year End Total	$—	$—	$—	$—	$—
None of the structured notes held by the Company are defined as a Mortgage-Referenced Security by the IAO.

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THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

5. SECURITIES LENDING AND REPURCHASE AGREEMENTS

Securities Lending
At December 31, 2025 and 2024, the Company had no bonds loaned pursuant to the securities lending program.
Repurchase Agreements
At December 31, 2025, no bonds were subject to repurchase agreements to secure amounts borrowed by the Company. At December 31, 2024, no bonds were subject to repurchase agreements to secure amounts borrowed by the Company.
The following table presents the aggregate fair value of cash collateral received related to the repurchase agreement program and the terms of the contractually obligated collateral positions:

December 31,
(in millions)	2025	2024
Open positions	$—	$—
30 days or less	—	—
31 to 60 days	—	—
61 to 90 days	—	—
Greater than 90 days	—	—
Subtotal	—	—
Securities collateral received	—	—
Total collateral received	$—	$—
The following table presents the original (flow) and residual maturity for bi-lateral repurchase agreement transactions for the year ended December 31, 2025:

(in millions)	FIRST QUARTER	SECOND QUARTER	THIRD QUARTER	FOURTH QUARTER

a. Maximum Amount
1. Open - No Maturity	$53	$—	$—	$—
2. Overnight	103	—	—	200
3. 2 Days to 1 Week	302	184	48	200
4. > 1 Week to 1 Month	252	—	—	—
5. > 1 Month to 3 Months	—	—	—	—
6. > 3 Months to 1 Year	—	—	—	—
7. > 1 Year	—	—	—	—

b. Ending Balance
1. Open - No Maturity	$—	$—	$—	$—
2. Overnight	—	—	—	—
3. 2 Days to 1 Week	—	183	48	—
4. > 1 Week to 1 Month	—	—	—	—
5. > 1 Month to 3 Months	—	—	—	—
6. > 3 Months to 1 Year	—	—	—	—
7. > 1 Year	—	—	—	—

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THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)
The following table presents the Company’s liability to return collateral for the year ended December 31, 2025:

(in millions)	FIRST QUARTER	SECOND QUARTER	THIRD QUARTER	FOURTH QUARTER

a. Maximum Amount
1. Cash (Collateral - All)	$710	$184	$48	$400
2. Securities Collateral (FV)	—	—	—	—
b. Ending Balance
1. Cash (Collateral - All)	$—	$183	$48	$—
2. Securities Collateral (FV)	—	—	—	—
The Company requires a minimum of 95 percent of the fair value of securities sold under the repurchase agreements to be maintained as collateral. Cash collateral received is invested in corporate bonds and the offsetting collateral liability for repurchase agreements is included in other liabilities.
The following table presents the aggregate amortized cost and fair value of cash collateral reinvested related to the repurchase agreement program by maturity date:

	December 31, 2025		December 31, 2024
(in millions)	Amortized Cost	Fair Value	Amortized Cost	Fair Value
Open positions	$—	$—	$—	$—
Greater than three years	—	—	—	—
Subtotal	—	—	—	—
Securities collateral received	—	—	—	—
Total collateral reinvested	$—	$—	$—	$—
The following table presents the fair value of securities under bi-lateral repurchase agreement transactions for the year ended December 31, 2025:

(in millions)	FIRST QUARTER	SECOND QUARTER	THIRD QUARTER	FOURTH QUARTER

a. Maximum Amount
1. BACV	$—	$—	$—	$—
2. Nonadmitted - Subset of BACV	—	—	—	—
3. Fair Value	—	—	—	—

b. Ending Balance
1. BACV	$—	$216	$56	$—
2. Nonadmitted - Subset of BACV	—	—	—	—
3. Fair Value	—	182	50	—
6. RESTRICTED ASSETS

The Company has restricted assets as detailed below. Assets under restriction are general account assets and are not part of the Separate Accounts.
The following table presents the carrying value of the Company’s restricted assets:

	December 31,
(in millions)	2025	2024
On deposit with states	$16	$16
FHLB stock and collateral pledged	1,219	533
Collateral for derivatives	113	151
Other restricted assets	64	—
Total	$1,412	$700

31

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)
7. DERIVATIVES

The Company has taken positions in certain derivative financial instruments to mitigate or hedge the impact of changes in interest rates, foreign currencies, equity markets, swap spreads, volatility, correlations and yield curve risk on cash flows from investment income, policyholder liabilities and equity. Financial instruments used by the Company for such purposes include interest rate swaps, interest rate swaptions, cross-currency swaps, futures and futures options on equity indices, and futures and futures options on government securities. The Company does not engage in the use of derivative instruments for speculative purposes and is neither a dealer nor trader in derivative instruments.
All derivative instruments are recognized in the financial statements. Derivatives that do not qualify for hedge accounting are accounted for at fair value and the changes in the fair value recorded in surplus as unrealized gains and losses, net of deferred taxes. Derivatives which qualify for hedge accounting are accounted at carrying value. The change in the carrying value or cash flow of the derivative is recorded consistently with how the changes in the carrying value or cash flow of the hedged asset. The value of the Company’s exchange traded futures contracts relates to the one day lag in the net cash settlement of these contracts.
The Company elected fair value hedge accounting for the hedge of a portfolio of similar assets using the “portfolio layer method”. The portfolio layer method represents a method of achieving hedge accounting that is allowed pursuant to guidance in SSAP 86.
The Company is hedging the risk of changes in the fair value of a designated specified percentage of a closed portfolio of purchased fixed-rate investment assets that is attributable to changes in a benchmark interest rate. The Company is hedging the portfolio on a partial term basis. The hedged item is the last $2.7 billion of financial assets in a closed portfolio for a 6-year period. A proportionate amount of existing interest rate swaps has been designated as the hedging instruments.
For the purposes of supporting the six-year hedge relationship, portfolio assets with a term greater than six years are assumed to be six-year assets using the partial-term hedging guidance. By electing to hedge the benchmark interest rate component of the contractual cash flows, the hedged assets will have an assumed coupon based on a six-year benchmark interest rate (i.e., SOFR). As a result, the hedged components of the different tenor assets are considered similar when performing the similar asset analysis.
A haircut of approximately 24.3% was applied to the portfolio to maintain a hedged item that is projected to always exceed the notional value of the interest rate swaps. The haircut consisted of the following components:
•Scheduled principal paydowns (approximately 7.5%)
•Anticipated annual defaults (approximately 1.2%)
•Anticipated annual sales (approximately 15.6%)
Pursuant to fair value hedge accounting, the swaps hedging the portfolio of fixed-interest investments have been reported on the same basis (i.e., amortized cost) as the hedged target. The amortized cost basis of the interest rate swaps was zero at December 31, 2025.
The Company recognized a net unrealized capital gain of $58 million in 2025, a net unrealized capital gain of $50 million in 2024 and a net unrealized capital gain of $32 million in 2023, related to derivatives that did not qualify for hedge accounting.
Net cash collateral received for derivative transactions decreased in 2025, as a result of decreases in fair values of derivatives covered by an International Swaps and Derivative Association Master Agreement (“ISDA Master Agreement”) and Credit Support Annex provisions. At December 31, 2025, the Company held $269 million of collateral for derivatives, which is invested in cash, cash equivalents and/or short-term investments.
Refer to Note 3 for disclosures related to net realized capital gains (losses).

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THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)
Swaps, Options and Futures
Interest rate or cross-currency swap agreements are agreements to exchange with a counterparty, at specified intervals, payments of differing character (for example, variable-rate payments exchanged for fixed-rate payments) or in different currencies, based on an underlying principal balance, notional amount. Generally no cash is exchanged at the outset of the contract and no principal payments are made by either party. A single net payment is usually made by one counterparty at each contractual payment due date, and this net payment is included in the Statutory Statement of Operations.
Options are contracts that grant the purchaser, for a premium payment, the right, but not the obligation, either to purchase or sell a financial instrument at a specified price within a specified period of time. The Company purchases call options on the S&P 500 Index to offset the risk of certain guarantees of specific equity-index annuity and universal life policy values. The Company also purchases put options on the S&P 500 Index to offset volatility risk arising from minimum guarantees embedded in variable annuities. The options are carried at fair value, with changes in fair value recognized in unrealized investment gains and losses.
Financial futures are contracts between two parties that commit one party to purchase and the other to sell a particular commodity or financial instrument at a price determined on the final settlement day of the contract. Futures contracts detail the quality and quantity of the underlying asset; they are standardized to facilitate trading on a futures exchange. Some futures contracts may call for physical delivery of the asset, while others are settled in cash. The Company uses futures contracts on Euro dollar deposits, U.S. Treasury Notes, U.S. Treasury Bonds, the S&P 500 Index, MidCap 400, Russell 2000, MSCI EAFE, foreign government debt securities, and foreign denominated equity indices to offset the risk of certain guarantees on annuity policy values.
Interest Rate Risk
Interest rate derivatives are used to manage interest rate risk associated with certain guarantees of variable annuities and equity indexed annuities and certain bonds. The Company’s interest rate hedging derivative instruments include (1) interest rate swaps and swaptions; (2) listed futures on government securities; (3) listed futures options on government securities; and (4) unlisted swaps and swaptions in U.S. Dollar Secured Overnight Financing Rate.
Currency Risk
Foreign exchange contracts used by the Company include cross-currency swaps, which are used to reduce risks from changes in currency exchange rates with respect to investments denominated in foreign currencies that the Company holds.
Equity Risk
Equity derivatives are used to mitigate financial risk embedded in certain insurance liabilities.
Credit Risk
The Company is exposed to credit-related losses in the event of non-performance by counterparties to financial instruments, but it does not expect any counterparties to fail to meet their obligations given their high credit ratings. For over-the-counter (“OTC”) derivatives, the Company’s net credit exposure is determined based on master netting agreements, which take into consideration all derivative positions with the counterparty, as well as collateral posted by the counterparty at the balance sheet date. The Company is exposed to credit risk when the net position with a particular counterparty results in an asset that exceeds collateral pledged by that counterparty.
For OTC contracts, the Company generally uses an ISDA Master Agreement and Credit Support Annexes with bilateral collateral provisions to reduce counterparty credit exposures. An ISDA Master Agreement is an agreement between two counterparties, which may cover multiple derivative transactions and such ISDA Master Agreement generally provides for the net settlement of all or a specified group of these derivative transactions, as well as transferred collateral, through a single payment, in a single currency, in the event of a default affecting any one derivative transaction or a termination event affecting all or a specified group of the transactions. The Company minimizes the risk that counterparties might be unable to fulfill their contractual obligations by monitoring counterparty credit exposure and collateral value and may require additional collateral to be posted upon the occurrence of certain events or

33

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)
circumstances. In the unlikely event of a failure to perform by any of the counterparties to these derivative transactions, there would not be a material effect on the Company’s admitted assets, liabilities or capital and surplus.
The Company has also entered into exchange-traded options and futures contracts. Under exchange-traded futures contracts, the Company agrees to purchase a specified number of contracts with other parties and to post or receive variation margin on a daily basis in an amount equal to the difference in the daily market values of those contracts. The parties with whom the Company enters into exchange-traded futures are regulated futures commission merchants who are members of a trading exchange. The credit risk of exchange-traded futures is partially mitigated because variation margin is settled daily in cash. Exchange-traded option contracts are not subject to daily margin settlements and amounts due to the Company based upon favorable movements in the underlying securities or indices are owed upon exercise.
The following table presents the notional amounts, statement values and fair values of the Company’s derivative instruments:

	December 31, 2025			December 31, 2024
(in millions)	Contract or Notional Amount	Statement Value	Fair Value	Contract or Notional Amount	Statement Value	Fair Value
Assets:
Interest rate contracts	$—	$14	$14	$3,187	$60	$86
Foreign exchange contracts	468	36	36	1,450	100	99
Equity contracts	4,706	664	664	3,625	404	404
Derivative assets, gross	5,174	714	714	8,262	564	589
Counter party netting*	—	(427)	(427)	—	(445)	(445)
Derivative assets, net	$5,174	$287	$287	$8,262	$119	$144
Liabilities:
Interest rate contracts	$2,877	$12	$11	$6,950	$211	$69
Foreign exchange contracts	1,370	35	33	65	7	8
Equity contracts	4,711	380	380	3,491	227	227
Derivative liabilities, gross	8,958	427	424	10,506	445	304
Counter party netting*	—	(427)	(427)	—	(445)	(445)
Derivative liabilities, net	$8,958	$—	$(3)	$10,506	$—	$(141)
* Represents netting of derivative exposures covered by a qualifying master netting agreement.
The Company has a right of offset of its derivatives asset and liability positions with various counterparties. The following table presents the effect of the right of offsets:

	December 31, 2025		December 31, 2024
(in millions)	Assets	Liabilities	Assets	Liabilities
Gross amount recognized	$714	$427	$564	$445
Amount offset	(427)	(427)	(445)	(445)
Net amount presented in the Statement of Admitted
Assets, Liabilities, and Capital and Surplus	$287	$—	$119	$—

34

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)
8. INFORMATION ABOUT FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK AND FINANCIAL INSTRUMENTS WITH CONCENTRATIONS OF CREDIT RISK

The following table presents the Company’s derivative financial instruments with concentrations of credit risk:

	December 31, 2025		December 31, 2024
(in millions)	Contract or Notional Amount	Final Maturity Date	Contract or Notional Amount	Final Maturity Date
Derivative assets:
Interest rate contracts	$—	2055	$3,187	2055
Foreign exchange contracts	468	2049	1,450	2049
Equity contracts	4,706	2026	3,625	2025
Derivative liabilities:
Interest rate contracts	2,877	2034	6,950	2052
Foreign exchange contracts	1,370	2042	65	2042
Equity contracts	4,711	2026	3,491	2025
The credit exposure to the Company’s derivative contracts is limited to the fair value of such contracts that are favorable to the Company at the reporting date.
The credit exposure to the Company’s derivative contracts aggregated $62 million and $124 million at December 31, 2025 and 2024, respectively.
9. FAIR VALUE INSTRUMENTS

Fair Value Measurements
The Company carries certain financial instruments at fair value. The Company defines the fair value of a financial instrument as the amount that would be received from the sale of an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The Company is responsible for the determination of the value of the investments carried at fair value and the supporting methodologies and assumptions.
The degree of judgment used in measuring the fair value of financial instruments generally inversely correlates with the level of observable valuation inputs. The Company maximizes the use of observable inputs and minimizes the use of unobservable inputs when measuring fair value. Financial instruments with quoted prices in active markets generally have more pricing observability and less judgment is used in measuring fair value. Conversely, financial instruments for which no quoted prices are available have less observability and are measured at fair value using valuation models or other pricing techniques that require more judgment. Pricing observability is affected by a number of factors, including the type of financial instrument, whether the financial instrument is new to the market and not yet established, the characteristics specific to the transaction, liquidity and general market conditions.
Fair Value Hierarchy
Assets and liabilities recorded at fair value are measured and classified in accordance with a fair value hierarchy consisting of three “levels” based on the observability of valuation inputs:
•     Level 1: Fair value measurements based on quoted prices (unadjusted) in active markets that the Company has the ability to access for identical assets or liabilities. Market price data generally is obtained from exchange or dealer markets. The Company does not adjust the quoted price for such instruments.
•     Level 2: Fair value measurements based on inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. Level 2 inputs include quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active, and inputs other than quoted prices that are observable for the asset or liability, such as interest rates and yield curves that are observable at commonly quoted intervals.

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THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)
•     Level 3: Fair value measurements based on valuation techniques that use significant inputs that are unobservable. Both observable and unobservable inputs may be used to determine the fair values of positions classified in Level 3. The circumstances for using these measurements include those in which there is little, if any, market activity for the asset or liability. Therefore, the Company must make certain assumptions as to the inputs a hypothetical market participant would use to value that asset or liability. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In those cases, the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The following methods and assumptions were used to estimate the fair value of each class of financial instruments for which it is practicable to estimate that value.
Bonds: Fair value is based principally on value from independent third-party valuation service providers, broker quotes and other independent information.
Preferred stocks: Fair value of unaffiliated preferred stocks is based principally on value from independent third-party service providers, broker quotes and other independent information.
Cash, cash equivalents and short term investments: Carrying amount approximate fair value because of the relatively short period of time between origination and expected realization and their limited exposure to credit risk.
Mortgage loans: Fair values are primarily determined by discounting future cash flows to the present at current market rates, using expected prepayment rates.
Contract loans: Carrying amounts, which approximate fair value, are generally equal to unpaid principal amount as of each reporting date. No consideration is given to credit risk because contract loans are effectively collateralized by the cash surrender value of the policies.
Securities lending reinvested collateral assets: Securities lending assets are generally invested in short-term investments and thus carrying amounts approximate fair values because of the relatively short period of time between origination and expected realizations.
Separate account assets: Variable annuity and variable universal life assets are carried at the market value of the underlying securities. Certain separate account assets related to market value adjustment fixed annuity contracts are carried at book value. Fair value is based principally on the value from independent third-party valuation service providers, broker quotes and other independent information.
Policy reserves and contractual liabilities: Fair value for investment contracts (those without significant mortality risk) not accounted for at fair value were estimated for disclosure purposes using discounted cash flow calculations based upon interest rates currently being offered for similar contracts with maturities consistent with those remaining for the contracts being valued. When no similar contracts are being offered, the discount rate is the appropriate swap rates (if available) or current risk-free interest rates consistent with the currency in which cash flows are denominated.
Payable for securities lending: Cash collateral received from the securities lending program is invested in short-term investments and the offsetting liability is included in payable for securities lending. The carrying amount of this liability approximates fair value because of the relatively short period between origination of the liability and expected settlement.
Receivables/payables for securities: Such amounts represent transactions of a short-term nature for which the statement value is considered a reasonable estimate of fair value.
Valuation Methodologies of Financial Instruments Measured at Fair Value
Bonds
Bonds with NAIC 6 or 6* designations and redeemable preferred stocks with NAIC 4, 5 or 6 designations are carried at the lower of amortized cost or fair value. Perpetual preferred stocks are carried at fair value, not to exceed any currently effective call rate. The Company maximizes the use of observable inputs and minimizes the use of unobservable inputs when measuring fair value. Whenever available, the Company obtains quoted prices in active markets for identical

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THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)
assets at the balance sheet date to measure bonds at fair value. Market price data generally is obtained from exchange or dealer markets.
The Company estimates the fair value of securities not traded in active markets, by referring to traded securities with similar attributes, using dealer quotations, a matrix pricing methodology, discounted cash flow analyses or internal valuation models. This methodology considers such factors as the issuer’s industry, the security’s rating and tenor, its coupon rate, its position in the capital structure of the issuer, yield curves, credit curves, prepayment rates and other relevant factors. For bonds that are not traded in active markets or that are subject to transfer restrictions, valuations are adjusted to reflect illiquidity and/or non-transferability, and such adjustments generally are based on available market evidence. In the absence of such evidence, management’s best estimate is used.
Fair values for bonds and preferred stocks based on observable market prices for identical or similar instruments implicitly include the incorporation of counterparty credit risk. Fair values for bonds and preferred stocks based on internal models incorporate counterparty credit risk by using discount rates that take into consideration cash issuance spreads for similar instruments or other observable information.
Common Stocks (Unaffiliated)
Whenever available, the Company obtains quoted prices in active markets for identical assets at the balance sheet date to measure equity securities at fair value. Market price data is generally obtained from exchanges or dealer markets.
Freestanding Derivatives
Derivative assets and liabilities can be exchange-traded or traded OTC. The Company generally values exchange-traded derivatives, such as futures and options, using quoted prices in active markets for identical derivatives at the balance sheet date.
OTC derivatives are valued using market transactions and other observable market evidence whenever possible, including market-based inputs to models, model calibration to market clearing transactions, broker or dealer quotations or alternative pricing sources with reasonable levels of price transparency. When models are used, the selection of a particular model to value an OTC derivative depends on the contractual terms of, and specific risks inherent in, the instrument as well as the availability of pricing information in the market. The Company generally uses similar models to value similar instruments. Valuation models can require a variety of inputs, including contractual terms, market prices and rates, yield curves, credit curves, measures of volatility, prepayment rates and correlations of such inputs. For OTC derivatives that trade in liquid markets, such as generic forwards, swaps and options, model inputs can generally be corroborated by observable market data by correlation or other means, and model selection does not involve significant management judgment.
Certain OTC derivatives trade in less liquid markets with limited pricing information, and the determination of fair value for these derivatives is inherently more difficult. When the Company does not have corroborating market evidence to support significant model inputs and cannot verify the model using market transactions, the transaction price is initially used as the best estimate of fair value. Accordingly, when a pricing model is used to value such an instrument, the model is adjusted so the model value at inception equals the transaction price. Subsequent to initial recognition, the Company updates valuation inputs when corroborated by evidence such as similar market transactions, independent third-party valuation services and/or broker or dealer quotations, or other empirical market data. When appropriate, valuations are adjusted for various factors such as liquidity, bid/offer spreads and credit considerations. Such adjustments are generally based on available market evidence. In the absence of such evidence, management’s best estimate is used.
Separate Account Assets
Separate account assets are comprised primarily of registered and open-ended variable funds that trade daily and are measured at fair value using quoted prices in active markets for identical assets. Certain separate account assets are carried at amortized cost.

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THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)
Assets and Liabilities Measured at Fair Value
The following table presents information about assets and liabilities measured at fair value:

(in millions)	Level 1	Level 2	Level 3	Counterparty Netting*	Total
December 31, 2025
Assets at fair value:
Bonds
Issuer credit obligations	$—	$12	$—	$—	$12
Assets backed Securities	—	—	20	—	20
Total bonds	—	12	20	—	32
Preferred stock
Industrial and miscellaneous	—	—	40	—	40
Total preferred stock	—	—	40	—	40
Common stock
Industrial and miscellaneous	—	—	—	—	—
Total common stock	—	—	—	—	—
Derivative assets:
Interest rate contracts	—	14	—	—	14
Foreign exchange contracts	—	36	—	—	36
Equity contracts	6	657	1	—	664
Counterparty netting	—	—	—	(427)	(427)
Total derivative assets	6	707	1	(427)	287
Separate account assets	3,846	1,299	—	—	5,145
Total assets at fair value	$3,852	$2,018	$61	$(427)	$5,504
Liabilities at fair value:
Derivative liabilities:
Interest rate contracts	$—	$12	$—	$—	$12
Foreign exchange contracts	—	16	—	—	16
Equity contracts	1	379	1	—	381
Counterparty netting	—	—	—	(427)	(427)
Total derivative liabilities	1	407	1	(427)	(18)
Total liabilities at fair value	$1	$407	$1	$(427)	$(18)

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THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

(in millions)	Level 1	Level 2	Level 3	Counterparty Netting*	Total

December 31, 2024
Assets at fair value:
U.S. special revenue	$—	$—	$—	$—	$—
Industrial and miscellaneous	—	7	—	—	7
Total bonds	—	7	—	—	7
Preferred stock
Industrial and miscellaneous	—	—	40	—	40
Total preferred stock	—	—	40	—	40
Common stock
Industrial and miscellaneous	—	—	—	—	—
Total common stock	—	—	—	—	—
Derivative assets:
Interest rate contracts	—	12	41	—	53
Foreign exchange contracts	—	99	—	—	99
Equity contracts	1	404	—	—	405
Counterparty netting	—	—	—	(445)	(445)
Total derivative assets	1	515	41	(445)	112
Separate account assets	3,593	1,254	—	—	4,847
Total assets at fair value	$3,594	$1,776	$81	$(445)	$5,006
Liabilities at fair value:
Derivative liabilities:
Interest rate contracts	$—	$210	$—	$—	$210
Foreign exchange contracts	—	—	—	—	—
Equity contracts	—	227	—	—	227
Counterparty netting	—	—	—	(445)	(445)
Total derivative liabilities	—	437	—	(445)	(8)
Total liabilities at fair value	$—	$437	$—	$(445)	$(8)
* Represents netting of derivative exposures covered by a qualifying master netting agreement.

39

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)
Changes in Level 3 Fair Value Measurements
The following tables present changes in Level 3 assets and liabilities measured at fair value and the gains (losses) related to the Level 3 assets and liabilities that remained on the Statutory Statements of Admitted Assets, Liabilities and Capital and Surplus:

(in millions)	Bonds	Preferred Stocks	Derivative Assets	Total Assets	Derivative Liabilities
Balance, January 1, 2023	$8	$21	$14	$43	$—
Total realized/unrealized capital gains or losses:
Included in net (loss) income	(1)	—	(27)	(28)	—
Included in surplus	(5)	—	25	20	—
Purchases, issuances and settlements	—	19	27	46	—
Transfers into Level 3	—	—	—	—	—
Transfers out of Level 3	—	—	—	—	—
Balance, December 31, 2023	$2	$40	$39	$81	$—
Total realized/unrealized capital gains or losses:
Included in net (loss) income	(6)	—	(12)	(18)	—
Included in surplus	6	—	2	8	—
Purchases, issuances and settlements	(2)	—	12	10	—
Transfers into Level 3	—	—	—	—	—
Transfers out of Level 3	—	—	—	—	—
Balance, December 31, 2024	$—	$40	$41	$81	$—
Total realized/unrealized capital gains or losses:
Included in net (loss) income	—	—	35	35	—
Included in surplus	—	—	(41)	(41)	—
Purchases, issuances and settlements	—	—	(34)	(34)	(1)
Transfers into Level 3	20	—	—	20	—
Transfers out of Level 3	—	—	—	—	—
Balance, December 31, 2025	$20	$40	$1	$61	$(1)
Assets are transferred out of Level 3 when circumstances change such that significant inputs can be corroborated with market observable data or when the asset is no longer carried at fair value. This may be due to a significant increase in market activity for the asset, a specific event, one or more significant inputs becoming observable or when a long-term interest rate significant to a valuation becomes short-term and thus observable. Transfers out of level 3 can also occur due to favorable credit migration resulting in a higher NAIC designation. Securities are generally transferred into Level 3 due to a decrease in market transparency, downward credit migration and an overall increase in price disparity for certain individual security types. The Company’s policy is to recognize transfers in and out at the end of the reporting period, consistent with the date of the determination of fair value.
In both 2025 and 2024, there were no transfers between Level 1 and Level 2 securities.
Both observable and unobservable inputs may be used to determine the fair values of positions classified in Level 3 in the tables above. As a result, the unrealized capital gains (losses) on instruments held at December 31, 2025 and 2024 may include changes in fair value that were attributable to both observable and unobservable inputs.

40

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)
Quantitative Information About Level 3 Fair Value Measurements
The following table presents the Company’s quantitative information about level 3 fair value measurements at December 31, 2025:

December 31, 2025	Fair Value at December 31, 2025	Valuation Technique	Unobservable Input	Unobservable Input Range (Weighted Average)
Assets:
RMBS	$1	Discounted Cash Flow	Prepayment Speed (VPR)	6.65%-10.24% (8.05%)
			Loss severity	36.05%-63.54% (49.80%)
			Constant default rate	2.09%-3.62% (2.85%)
			Yield	5.79%-6.01% (5.90%)
Other ABS	19	Discounted Cash Flow	Yield	9.61% - 9.61% (9.61%)

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THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)
Gross Basis Fair Value Measurements
The following table presents the Company’s derivative assets and liabilities measured at fair value, on a gross basis, before counterparty and cash collateral netting:

(in millions)	Level 1	Level 2	Level 3	Total
December 31, 2025
Derivative assets at fair value	$6	$707	$1	$714
Derivative liabilities at fair value	(1)	(407)	(1)	(409)

December 31, 2024
Derivative assets at fair value	$1	$515	$41	$557
Derivative liabilities at fair value	—	(437)	—	(437)

Fair Value Information about Financial Instruments Not Measured at Fair Value
The following table presents the aggregate fair values of the Company’s financial instruments not measured at fair value compared to their statement values:

(in millions)	Aggregate Fair Value	Admitted Assets or Liabilities	Level 1	Level 2	Level 3
December 31, 2025
Assets:
Issuer credit obligations	$14,278	$15,818	$—	$14,126	$152
Asset-backed securities	6,203	6,192	—	3,417	2,786
Preferred stocks	1	1	—	1	—
Common stocks	32	32	—	32	—
Cash, cash equivalents
and short-term investments	451	451	422	29	—
Mortgage loans	3,586	3,713	—	—	3,586
Contract loans	124	124	—	—	124
Derivatives	(16)	(18)	—	(16)	—
Receivables for securities	5	5	—	5	—
Separate account assets	1,360	1,360	—	1,360	—
Liabilities:
Policy reserves and contractual liabilities	459	456	—	3	456
December 31, 2024
Assets:
Bonds	$18,106	$20,285	$—	$15,299	$2,807
Preferred stocks	4	4	—	4	—
Common stocks	14	14	—	14	—
Cash, cash equivalents
and short-term investments	269	269	243	26	—
Mortgage loans	3,390	3,684	—	—	3,390
Contract loans	128	128	—	—	128
Derivatives	166	—	—	166	—
Receivables for securities	14	14	—	14	—
Separate account assets	1,176	1,176	—	1,176	—
Liabilities:
Policy reserves and contractual liabilities	491	486	—	4	487
Payable for securities	2	2	—	2	—
Derivatives	—	—	—	—	—

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THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)
10. AGGREGATE POLICY RESERVES AND DEPOSIT FUND LIABILITIES

The following table presents the Company’s reserves by major category:

	Years ended December 31,
(in millions)	2025	2024
Life insurance	$3,329	$3,329
Annuities (excluding supplementary contracts with life contingencies)	20,154	18,180
Supplementary contracts with life contingencies	163	162
Disability - active lives	1	1
Disability - disabled lives	44	47
Excess of VM-21 reserves over basic reserves	95	42
Deficiency reserves	210	214
Other miscellaneous reserve	864	1,017
Gross life and annuity reserves	24,860	22,992
Reinsurance ceded	(147)	(160)
Net life and annuity reserves	24,713	22,832
Accident and health reserves
Unearned premium reserves	7	8
Present value of amounts not yet due on claims	120	138
Additional contract reserves	44	44
Gross accident and health reserves	171	190
Reinsurance ceded	(13)	(14)
Net accident and health reserves	158	176
Aggregate policy reserves	$24,871	$23,008

The following table presents the withdrawal characteristics of annuity actuarial reserves and deposit-type contract funds and other liabilities without life contingencies:
A. Individual Annuities:

	December 31, 2025
(in millions)	General account	Separate account with guarantees	Separate account nonguaranteed	Total	% of Total
(1) Subject to discretionary withdrawal :
a. With market value adjusted	$3,264	$—	$—	$3,264	14.97%
b. At book value less current surrender charge of 5% or more	7,480	—	—	7,480	34.31%
c. At fair value	—	1	3,475	3,476	15.94%
d. Total with market adjustment or at fair value	10,744	1	3,475	14,220	65.22%
e. At book value without adjustment (minimal or no charge or adjustment)	4,784	—	—	4,784	21.94%
(2) Not subject to discretionary withdrawal	2,795	—	4	2,799	12.84%
(3) Total (gross: direct + assumed)	$18,323	$1	$3,479	$21,803	100.00%
(4) Reinsurance ceded	—	—	—	—
(5) Total (net)* (3) - (4)	$18,323	$1	$3,479	$21,803
(6) Amount included in A(1)b above that will move to A(1)e in the year after statement date:	$1,711	$—	$—	$1,711

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THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

	December 31, 2024
(in millions)	General account	Separate account with guarantees	Separate account nonguaranteed	Total	% of Total
(1) Subject to discretionary withdrawal :
a. With market value adjusted	$3,598	$—	$—	$3,598	17.63%
b. At book value less current surrender charge of 5% or more	5,681	—	—	5,681	27.83%
c. At fair value	—	—	3,488	3,488	17.09%
d. Total with market adjustment or at fair value	9,279	—	3,488	12,767	62.55%
e. At book value without adjustment (minimal or no charge or adjustment)	4,832	—	—	4,832	23.66%
(2) Not subject to discretionary withdrawal	2,811	—	5	2,816	13.79%
(3) Total (gross: direct + assumed)	$16,922	$—	$3,493	$20,415	100.00%
(4) Reinsurance ceded	—	—	—	—
(5) Total (net)* (3) - (4)	$16,922	$—	$3,493	$20,415
(6) Amount included in A(1)b above that will move to A(1)e in the year after statement date:	$1,502	$—	$—	$1,502
* Reconciliation of total annuity actuarial reserves and deposit fund liabilities.

B. Group Annuities:

	December 31, 2025
(in millions)	General account	Separate account with guarantees	Separate account nonguaranteed	Total	% of Total
(1) Subject to discretionary withdrawal :
a. With market value adjusted	$—	$—	$—	$—	0.01
b. At book value less current surrender charge of 5% or more	—	—	—	—	—%
c. At fair value	—	3	1,583	1,586	32.31%
d. Total with market adjustment or at fair value	—	3	1,583	1,586	32.32%
e. At book value without adjustment (minimal or no charge or adjustment)	1,024	—	—	1,024	20.86%
(2) Not subject to discretionary withdrawal	969	1,329	—	2,298	46.82%
(3) Total (gross: direct + assumed)	$1,993	$1,332	$1,583	$4,908	100.00%
(4) Reinsurance ceded	—	—	—	—
(5) Total (net)* (3) - (4)	$1,993	$1,332	$1,583	$4,908
(6) Amount included in B(1)b above that will move to B(1)e in the year after statement date:	$—	$—	$—	$—

	December 31, 2024
(in millions)	General account	Separate account with guarantees	Separate account nonguaranteed	Total	% of Total
(1) Subject to discretionary withdrawal :
a. With market value adjusted	$—	$—	$—	$—	—%
b. At book value less current surrender charge of 5% or more	—	—	—	—	—%
c. At fair value	—	—	1,260	1,260	32.86%
d. Total with market adjustment or at fair value	—	—	1,260	1,260	32.86%
e. At book value without adjustment (minimal or no charge or adjustment)	401	—	—	401	10.47%
(2) Not subject to discretionary withdrawal	1,022	1,151	—	2,173	56.67%
(3) Total (gross: direct + assumed)	$1,423	$1,151	$1,260	$3,834	100.00%
(4) Reinsurance ceded	—	—	—	—
(5) Total (net)* (3) - (4)	$1,423	$1,151	$1,260	$3,834
(6) Amount included in B(1)b above that will move to B(1)e in the year after statement date:	$—	$—	$—	$—
* Reconciliation of total annuity actuarial reserves and deposit fund liabilities.

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THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)
C. Deposit-Type Contracts (no life contingencies):

December 31, 2025
(in millions)	General account	Separate account with guarantees	Separate account nonguaranteed	Total	% of Total
(1) Subject to discretionary withdrawal :
a. With market value adjusted	$—	$—	$—	$—	—%
b. At book value less current surrender charge of 5% or more	—	—	—	—	—%
c. At fair value	—	—	—	—	—%
d. Total with market adjustment or at fair value	—	—	—	—	—%
e. At book value without adjustment (minimal or no charge or adjustment)	—	—	—	—	—%
(2) Not subject to discretionary withdrawal	1,029	—	2	1,031	100.00%
(3) Total (gross: direct + assumed)	$1,029	$—	$2	$1,031	100.00%
(4) Reinsurance ceded	—	—	—	—
(5) Total (net)* (3) - (4)	$1,029	$—	$2	$1,031
(6) Amount included in C(1)b above that will move to C(1)e in the year after statement date:	$—	$—	$—	$—

	December 31, 2024
(in millions)	General account	Separate account with guarantees	Separate account nonguaranteed	Total	% of Total
(1) Subject to discretionary withdrawal :
a. With market value adjusted	$—	$—	$—	$—	—%
b. At book value less current surrender charge of 5% or more	—	—	—	—	—%
c. At fair value	—	—	—	—	—%
d. Total with market adjustment or at fair value	—	—	—	—	—%
e. At book value without adjustment (minimal or no charge or adjustment)	19	—	—	19	2.90%
(2) Not subject to discretionary withdrawal	635	—	1	636	97.10%
(3) Total (gross: direct + assumed)	$654	$—	$1	$655	100.00%
(4) Reinsurance ceded	—	—	—	—
(5) Total (net)* (3) - (4)	$654	$—	$1	$655
(6) Amount included in C(1)b above that will move to C(1)e in the year after statement date:	$—	$—	$—	$—
* Represents annuity reserves reported in separate accounts liabilities.

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THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)
Withdrawal characteristics of Life Actuarial Reserves as of December 31, 2025:

	December 31, 2025
	General Account			Separate Account - Nonguaranteed
(in millions)	Account value	Cash value	Reserve	Account value	Cash value	Reserve
A. Subject to discretionary withdrawal,
surrender values, or policy loans:
(1) Term policies with cash value	$—	$9	$21	$—	$—	$—
(2) Universal life	1,015	1,014	1,114	—	—	—
(3) Universal life with secondary guarantees	126	122	771	—	—	—
(4) Indexed universal life	9	9	9	—	—	—
(5) Indexed universal life with secondary guarantees	76	52	90	—	—	—
(6) Indexed life	—	—	—	—	—	—
(7) Other permanent cash value life insurance	59	330	368	13	13	13
(8) Variable life	—	—	—	—	—	—
(9) Variable universal life	2	2	2	15	15	15
(10) Miscellaneous reserves	—	—	—	—	—	—
B. Not subject to discretionary withdrawal
or no cash values
(1) Term policies without cash value	XXX	XXX	$953	XXX	XXX	$—
(2) Accidental death benefits	XXX	XXX	—	XXX	XXX	—
(3) Disability - active lives	XXX	XXX	1	XXX	XXX	—
(4) Disability - disabled lives	XXX	XXX	44	XXX	XXX	—
(5) Miscellaneous reserves	XXX	XXX	272	XXX	XXX	—
C. Total (gross: direct + assumed)	$1,287	$1,538	$3,645	$28	$28	$28
D. Reinsurance ceded	35	42	147	—	—	—
E. Total (net) (C) - (D)	$1,252	$1,496	$3,498	$28	$28	$28

46

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)
Withdrawal characteristics of Life Actuarial Reserves as of December 31, 2024:

	December 31, 2024
	General Account			Separate Account - Nonguaranteed
(in millions)	Account value	Cash value	Reserve	Account value	Cash value	Reserve
A. Subject to discretionary withdrawal,
surrender values, or policy loans:
(1) Term policies with cash value	$—	$10	$23	$—	$—	$—
(2) Universal life	1,053	1,050	1,153	—	—	—
(3) Universal life with secondary guarantees	130	124	747	—	—	—
(4) Indexed universal life	7	6	7	—	—	—
(5) Indexed universal life with secondary guarantees	63	43	77	—	—	—
(6) Indexed life	—	—	—	—	—	—
(7) Other permanent cash value life insurance	57	335	375	12	12	12
(8) Variable life	—	—	—	—	—	—
(9) Variable universal life	1	1	1	14	14	14
(10) Miscellaneous reserves	—	—	—	—	—	—
B. Not subject to discretionary withdrawal
or no cash values
(1) Term policies without cash value	XXX	XXX	$947	XXX	XXX	$—
(2) Accidental death benefits	XXX	XXX	—	XXX	XXX	—
(3) Disability - active lives	XXX	XXX	1	XXX	XXX	—
(4) Disability - disabled lives	XXX	XXX	47	XXX	XXX	—
(5) Miscellaneous reserves	XXX	XXX	279	XXX	XXX	—
C. Total (gross: direct + assumed)	$1,311	$1,569	$3,657	$26	$26	$26
D. Reinsurance ceded	37	45	160	—	—	—
E. Total (net) (C) - (D)	$1,274	$1,524	$3,497	$26	$26	$26
11. SEPARATE ACCOUNTS

Separate Accounts
The separate accounts held by the Company consist primarily of variable life insurance policies and variable annuities. These contracts generally are non-guaranteed in nature such that the benefit is determined by the performance and/or market value of the investments held in the separate accounts. The net investment experience of the separate accounts is credited directly to the policyholder and can be positive or negative.
Certain separate accounts relate to pension risk transfer annuities and registered index-linked annuity contracts in which the assets are carried at amortized cost.
The Company does not engage in securities lending transactions within the separate accounts.
In accordance with the products/transactions recorded within the separate accounts, some assets are considered legally insulated whereas others are not legally insulated from the general account. The legal insulation of the separate account assets prevents such assets from being generally available to satisfy claims resulting from the general account.

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THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)
The following table presents separate account assets by product or transaction:

	December 31, 2025		December 31, 2024
(in millions)	Legally Insulated Assets	Separate Accounts Assets (Not Legally Insulated)	Legally Insulated Assets	Separate Accounts Assets (Not Legally Insulated)
Variable annuity products	$5,118	$—	$4,846	$—
Variable universal life products	28	—	26	—
Pension risk transfer annuities	1,359	—	1,151	—
Total	$6,505	$—	$6,023	$—
Some separate account liabilities are guaranteed by the general account. To compensate the general account for the risks taken, the separate accounts pay risk charges to the general account.
If claims were filed on all contracts, the current total maximum guarantee the general account would provide to the separate account as of December 31, 2025 and 2024 is $31 million and $39 million, respectively.
There was no separate account business seed money at December 31, 2025 and 2024.
The following table presents the risk charges paid by the separate accounts and the guarantees paid by the general account:

(in millions)	Risk Charge paid by the Separate Account	Guarantees Paid by the General Account
2025	$55	$—
2024	45	1
2023	55	2
2022	63	2
2021	53	1

48

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)
The following table presents information regarding the separate accounts:

(in millions)	Indexed	Non-indexed guarantee less than or equal to 4%	Non-indexed guarantee more than 4%	Non-guaranteed separate accounts	Total
December 31, 2025
Premiums, considerations or deposits	$5	$—	$—	$600	$605
Reserves for accounts with assets at:
Market value	$—	$—	$—	$5,092	$5,092
Amortized cost	4	1,329	—	—	1,333
Total reserves	$4	$1,329	$—	$5,092	$6,425
By withdrawal characteristics:
Subject to discretionary withdrawal with MVA	$4	$1,329	$—	$—	$1,333
At market value	—	—	—	5,086	5,086
Subtotal	4	1,329	—	5,086	6,419
Not subject to discretionary withdrawal	—	—	—	6	6
Total reserves	$4	$1,329	$—	$5,092	$6,425
December 31, 2024
Premiums, considerations or deposits	$—	$—	$—	$230	$230
Reserves for accounts with assets at:
Market value	$—	$—	$—	$4,780	$4,780
Amortized cost	—	1,151	—	—	1,151
Total reserves	$—	$1,151	$—	$4,780	$5,931
By withdrawal characteristics:
Subject to discretionary withdrawal with MVA	$—	$1,151	$—	$—	$1,151
At market value	—	—	—	4,774	4,774
Subtotal	—	1,151	—	4,774	5,925
Not subject to discretionary withdrawal	—	—	—	6	6
Total reserves	$—	$1,151	$—	$4,780	$5,931
December 31, 2023
Premiums, considerations or deposits	$—	$—	$—	$267	$267
Reserves for accounts with assets at:
Market value	$—	$—	$—	$4,530	$4,530
Amortized cost	—	1,128	—	—	1,128
Total reserves	$—	$1,128	$—	$4,530	$5,658
By withdrawal characteristics:
Subject to discretionary withdrawal with MVA	$—	$1,128	$—	$—	$1,128
At market value	—	—	—	4,528	4,528
Subtotal	—	1,128	—	4,528	5,656
Not subject to discretionary withdrawal	—	—	—	2	2
Total reserves	$—	$1,128	$—	$4,530	$5,658

Reconciliation of Net Transfers to or from Separate Accounts
The following table presents a reconciliation of the net transfers to (from) separate accounts:

	Years Ended December 31,
(in millions)	2025	2024	2023
Transfers to separate accounts	$604	$230	$267
Transfers from separate accounts	(559)	(501)	(327)
Net transfers to (from) separate accounts	45	(271)	(60)
Reconciling adjustments:
Reinsurance agreement with VALIC	3	—	—
Total reconciling adjustments	3	—	—
Transfers as reported in the Statutory Statements of Operations	$48	$(271)	$(60)

49

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)
12. PARTICIPATING POLICY CONTRACTS

Participating policy contracts entitle a policyholder to share in earnings through dividend payments. These contracts represented 0.0 percent, 0.0 percent and 3.4 percent of gross insurance in-force at December 31, 2025, 2024 and 2023, respectively. Policyholder dividends for the years ended December 31, 2025, 2024 and 2023 were immaterial.
13. PREMIUM AND ANNUITY CONSIDERATIONS DEFERRED AND UNCOLLECTED

The following table presents the deferred and uncollected insurance premiums and annuity consideration (before deduction for amounts non-admitted):

	December 31, 2025		December 31, 2024
(in millions)	Gross	Net of Loading	Gross	Net of Loading
Ordinary new business	1	1	1	1
Ordinary renewal	14	43	16	52
Group life	(1)	(1)	(1)	(1)
Total	$14	$43	$16	$52
14. REINSURANCE

In the ordinary course of business, the Company utilizes internal and third-party reinsurance transactions to manage insurance risks and to facilitate capital management strategies. Long-duration reinsurance is effected principally under yearly renewable term treaties. Pools of highly-rated third party reinsurers are utilized to manage net amounts at risk in excess of retention limits. Reinsurance agreements do not relieve the Company of its direct obligations to insureds and beneficiaries. Thus, a credit exposure exists with respect to reinsurance ceded to the extent that any reinsurer fails to meet the obligations assumed under any reinsurance agreement. In addition, the Company assumes reinsurance from other insurance companies.
Reinsurance premiums assumed were $1.6 billion in 2025, and were immaterial in 2024 and 2023. Reinsurance premiums ceded in 2025, 2024 and 2023 were $103 million, $133 million and $152 million, respectively. Additionally, reserves on reinsurance assumed were $621 million at December 31, 2025 and were immaterial at December 31, 2024. The reserve credit taken on reinsurance ceded was $160 million and $174 million at December 31, 2025 and 2024, respectively. Amounts payable or recoverable for reinsurance on policy and contract liabilities are not subject to periodic or maximum limits. At December 31, 2025 and 2024, the Company’s reinsurance recoverables were $60 million and $31 million, respectively.
As of December 31, 2025 and 2024, $4.1 billion and $4.4 billion of the Company’s reserves representing a mix of run-off life and annuity risks were ceded to Fortitude Reinsurance Company Ltd. (“Fortitude Re”) under modified coinsurance agreements.
Affiliate Reinsurance Treaties
Effective March 31, 2025, the Company executed an indemnity combination coinsurance and modified coinsurance agreement with its affiliate, VALIC, covering certain of VALIC’s variable annuity products reinsured under the agreement. The impact of the agreement on first quarter 2025 is below. In 2025, the agreement decreased the Company’s pre-tax earnings by $36 million.

50

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)
The impact of the VALIC Agreement at inception on March 31, 2025 is below:

(in millions)
Increase (Decrease)

Summary of Operations
Premiums and annuity considerations	$1,558
Total revenue	1,558

Increase in aggregate reserves for life contracts	713
Modco reserve adjustment assumed	845
Total benefits and expenses	1,558

Net gain from operations before federal income taxes	—

The Company has a coinsurance/modified coinsurance agreement (the “Co/Modco Agreement”) with Corebridge Bermuda. Under the Co/Modco Agreement, Corebridge Bermuda reinsures a 90 percent quota share of the Company’s net liability on term life contracts issued by the Company with issue dates on or after March 1, 2002 through August 1, 2009. Corebridge Bermuda is a Bermuda licensed insurer but is not accredited as a reinsurer in the State of New York. At December 31, 2025 and 2024, the Company did not report any liabilities for unauthorized reinsurance, as the coinsurance reserves ($76 million and $84 million, respectively) ceded to Corebridge Bermuda were fully secured by a letter of credit. The letter of credit, secured by Corebridge Bermuda for the benefit of the Company, contain applicable provisions required by NAIC SAP and are subject to reimbursement by Corebridge in the event of a drawdown. In addition, there are certain terms and conditions regarding events of default, which if triggered by future events, would require the Company to pursue a variety of remedies to preserve the amount of the reserve credit. Pursuant to the modified coinsurance portion of the Co/Modco Agreement, the Company does not record a reserve credit since it retains, controls, and owns all assets held in relation to the modified coinsurance reserve.
The Co/Modco Agreement decreased the Company’s pre-tax earnings by $52 million, $51 million and $56 million in 2025, 2024 and 2023, respectively. The agreement is unlimited in duration, but was amended to terminate for new business issued on and after August 1, 2009.
15. FEDERAL INCOME TAXES

Recent U.S. Tax Law Changes
The Inflation Reduction Act of 2022 (H.R. 5376), (the “Inflation Reduction Act”) includes a 15% CAMT on adjusted financial statement income for corporations with average profits over $1 billion over a three-year period and a 1% stock buyback tax. In 2024, the U.S. Treasury and Internal Revenue Service (“IRS”) published proposed regulations with respect to the CAMT. On September 30, 2025, the IRS issued Notice 2025-46 and Notice 2025-49 which provide favorable interim guidance on tax consolidations. These Notices provide an option to calculate the Company’s CAMT liability based on the consolidated tax group while subject to the waiting period, as well as certain other matters that do not have a significant impact on the Company. The Company’s estimated CAMT liability will continue to be refined based on future guidance.
The AGC Life consolidated federal income tax return group, of which the Company is a member, has determined that as of the reporting date it is an applicable reporting entity for the CAMT.
The One Big Beautiful Bill Act (H.R. 1) (“OBBB”) was signed into law on July 4, 2025. The tax provisions of the OBBB are not expected to have a material impact on the Company’s financial results.

51

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)
The following table presents the components of the net deferred tax assets and liabilities:

	December 31, 2025			December 31, 2024			Change
(in millions)	Ordinary	Capital	Total	Ordinary	Capital	Total	Ordinary	Capital	Total
Gross DTA	$754	$43	$797	$717	$130	$847	$37	$(87)	$(50)
Statutory valuation allowance adjustment	—	29	29	—	19	19	—	10	10
Adjusted gross DTA	754	14	768	717	111	828	37	(97)	(60)
DTA non-admitted	550	14	564	515	111	626	35	(97)	(62)
Net admitted DTA	204	—	204	202	—	202	2	—	2
DTL	15	—	15	15	—	15	—	—	—
Total	$189	$—	$189	$187	$—	$187	$2	$—	$2
The following table presents the ordinary and capital DTA admitted assets as the result of the application of SSAP 101:

	December 31, 2025			December 31, 2024			Change
(in millions)	Ordinary	Capital	Total	Ordinary	Capital	Total	Ordinary	Capital	Total
Admission calculation components
SSAP 101
Federal income taxes paid in prior years recoverable through loss carry backs	$—	$—	$—	$—	$—	$—	$—	$—	$—
Adjusted gross DTA expected to be realized (excluding amount of DTA from above) after application of the threshold limitation	189	—	189	187	—	187	2	—	2
1. Adjusted gross DTA expected to be realized following the reporting date	189	—	189	187	—	187	2	—	2
2. Adjusted gross DTA allowed per limitation threshold	XXX	XXX	371	XXX	XXX	361	XXX	XXX	10
Adjusted gross DTA (excluding the amount of DTA from above) offset by gross DTL	15	—	15	15	—	15	—	—	—
DTA admitted as the result of application of SSAP 101	$204	$—	$204	$202	$—	$202	$2	$—	$2
The following table presents the ratio percentage and amount of adjusted capital to determine the recovery period and threshold limitation amount:

	Years Ended December 31,
($ in millions)	2025	2024
Ratio percentage used to determine recovery period and threshold limitation amount	980%	1,018%
Amount of adjusted capital and surplus used to determine recovery period and threshold limitation amount	$2,475	$2,410
The Company has no tax planning strategies used in the determination of adjusted gross DTA’s or net admitted DTA’s.
The Company’s tax planning strategy does not include the use of reinsurance.
The Company is not aware of any significant DTLs that are not recognized in the statutory financial statements.

52

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)
The following tables present the major components of the current income tax expense and net deferred tax assets (liabilities):

	Years Ended December 31,
(in millions)	2025	2024	2023
Current income tax expense
Federal	$38	$107	$46
Federal income tax on net capital gains (losses)	(69)	(8)	(7)
Federal income tax incurred	(31)	99	39

	Years Ended December 31,
(in millions)	2025	2024	Change
Deferred tax assets:
Ordinary:
Policyholder reserves	$507	$522	$(15)
Investments	77	27	50
Deferred acquisition costs	140	158	(18)
Fixed assets	4	5	(1)
Net operating loss carry forward	—	—	—
Tax credit carryforward	—	—	—
Other (including items less than 5% of total ordinary tax assets)	26	5	21
Subtotal	754	717	37
Non-admitted	550	515	35
Admitted ordinary deferred tax assets	204	202	2
Capital:
Investments	16	130	(114)
Net capital loss carry-forward	27	—	27
Real Estate	—	—	—
Subtotal	43	130	(87)
Statutory valuation allowance adjustment	29	19	10
Non-admitted	14	111	(97)
Admitted capital deferred tax assets	—	—	—
Admitted deferred tax assets	204	202	2
Deferred tax liabilities:
Ordinary:
Deferred and uncollected premium	15	15	—
Policyholder reserves	—	—	—
Deferred tax liabilities	15	15	—
Net deferred tax assets	$189	$187	$2

53

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)
The change in net deferred income taxes is comprised of the following (this analysis is exclusive of non-admitted assets as the change in non-admitted assets and the change in net deferred income taxes are reported in separate components of capital and surplus):

	Years Ended December 31,
(in millions)	2025	2024	Change
Total adjusted deferred tax assets	$769	$828	$(59)
Total deferred tax liabilities	15	15	—
Net adjusted deferred tax assets	$754	$813	(59)
Tax effect of unrealized gains (losses)			46
Change in net deferred income tax			$(13)
The provision for incurred federal taxes is different from that which would be obtained by applying the statutory federal income tax rate to income before income taxes. The following table presents the significant items causing this difference:

	December 31, 2025		December 31, 2024		December 31, 2023
(in millions)	Amount	Effective Tax Rate	Amount	Effective Tax Rate	Amount	Effective Tax Rate
Income tax expense at applicable rate	$(1)	21.0%	$63	21.0%	$136	21.0%
Change in valuation adjustment	10	(178.8)	(4)	(1.3)	(6)	(1.0)
Surplus adjustments	(1)	8.1	1	0.3	(2)	(0.4)
Prior year return true-ups and adjustments	(2)	57.4	(2)	(1.0)	(5)	(0.8)
Amortization of interest maintenance reserve	(21)	378.7	(6)	(1.9)	(15)	(2.3)
Change in non-admitted assets	(1)	0.1	4	1.5	(3)	(0.4)
Dividend received deduction	(2)	41.2	(2)	(0.6)	(2)	(0.3)
Other permanent adjustments	—	—	—	—	(1)	(0.1)
Statutory income tax expense (benefit)	$(18)	327.7%	$54	18.0%	$102	15.7%

Federal income taxes incurred	$(31)	551.2%	$99	32.9%	$38	5.9%
Change in net deferred income taxes	13	(223.5)	(45)	(14.9)	64	9.8
Total statutory income taxes	$(18)	327.7%	$54	18.0%	$102	15.7%
At December 31, 2025, the Company had no foreign tax credit carryforwards.
At December 31, 2025, the Company had no U.S. federal operating loss carryforwards.
At December 31, 2025, the Company has the following capital loss carryforwards (in millions).

Year Expires	Amount
2030	$27
Total	$27
At December 31, 2025, the Company had no general business credit carryforwards.
At December 31, 2025, the Company had no alternative minimum tax credits.
At December 31, 2025, the Company had no CAMT credits.

54

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)
The following table presents income tax incurred that is available for recoupment in the event of future net losses:

(in millions)
December 31,	Capital
2023	—
2024	—
2025	—
Total	—
In general, realization of DTAs depends on a company's ability to generate sufficient taxable income of the appropriate character within the carryforward periods in the jurisdictions in which the net operating losses and deductible temporary differences were incurred. In accordance with the requirements established in SSAP 101, the Company assessed its ability to realize DTAs of $797 million and concluded that a $29 million valuation allowance was required at December 31, 2025. The Company concluded that a $19 million valuation allowance was required on the DTAs of $847 million at December 31, 2024.
The Company had no deposits admitted under Internal Revenue Code Section 6603.
The following table presents a reconciliation of the beginning and ending balances of the total amounts of gross unrecognized tax benefits, excluding interest and penalties:

Years Ended December 31,
(in millions)	2025	2024
Gross unrecognized tax benefits at beginning of year	$—	$—
Increases in tax position for prior years	—	—
Decreases in tax position for prior years	—	—
Gross unrecognized tax benefits at end of year	$—	$—
At December 31, 2025 and 2024, the amounts of unrecognized tax benefits that, if recognized, would favorably affect the effective tax rate were $0.1 million and $(0.1) million, respectively.
Interest and penalties related to unrecognized tax benefits are recognized in income tax expense. At both December 31, 2025 and 2024, the Company had no accrued liabilities for the payment of interest (net of the federal benefit) and penalties. In 2025 and 2024, the Company did not recognize any expense of interest (net of the federal benefit) and penalties.
The Company regularly evaluates proposed adjustments by taxing authorities. At December 31, 2025, such proposed adjustments would not have resulted in a material change to the Company’s financial condition, although it is possible that the effect could be material to the Company’s results of operations for an individual reporting period. Although it is reasonably possible that a change in the balance of unrecognized tax benefits may occur within the next twelve months, based on the information currently available, the Company does not expect any change to be material to its financial condition.
The Company is currently under IRS examinations for the taxable years 2011-2019 and engaging in the IRS Appeals process in regard to years 2007-2010. Although the final outcome of possible issues raised in any future examination are uncertain, the Company believes that the ultimate liability, including interest, will not materially exceed amounts recorded in the financial statements. The Company's taxable years 2007-2024 remain subject to examination by major tax jurisdictions.
The Company is not subject to the repatriation transition tax for the year ended December 31, 2025.
The Company joined with AGC Life, AGL, VALIC and Corebridge Bermuda in filing a consolidated life company federal income tax return.
The Company has a written agreement with AGC Life, under which each subsidiary agrees to pay the parent company an amount equal to the consolidated federal income tax expense multiplied by the ratio that the subsidiary's separate return tax liability bears to the consolidated tax liability, plus one hundred percent of the excess of the subsidiary's

55

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)
separate return tax liability over the allocated consolidated tax liability. AGC Life agrees to pay each subsidiary for the tax benefits, if any, of net operating losses, net capital losses and tax credits which are not usable by the subsidiary, but which are used by other members of the consolidated group.
The Company may be charged with a portion of CAMT incurred by the AGC Life consolidated group (or credited with a portion of the consolidated group’s CAMT credit utilization).
16. CAPITAL AND SURPLUS

RBC standards are designed to measure the adequacy of an insurer’s statutory capital and surplus in relation to the risks inherent in its business. The RBC standards consist of formulas that establish capital requirements relating to asset, insurance, business and interest rate risks. The standards are intended to help identify companies that are under-capitalized, and require specific regulatory actions in the event an insurer’s RBC is deficient. The RBC formula develops a risk-adjusted target level of adjusted statutory capital and surplus by applying certain factors to various asset, premium and reserve items. Higher factors are applied to more risky items and lower factors are applied to less risky items. Thus, the target level of statutory surplus varies not only because of the insurer’s size, but also on the risk profile of the insurer’s operations. At December 31, 2025, the Company exceeded RBC requirements that would require any regulatory action.
The Company is subject to New York Insurance Law (“NYIL”), which imposes certain restrictions on shareholder dividends and has two different standards for determination of ordinary dividends (Sections 4207(a)(2) and 4207(a)(3)). Under Section 4207(a)(2), the maximum amount of dividends that can be paid by New York domiciled life insurance companies out of earned surplus without prior notice to the NYDFS in a calendar year is the greater of (1) 10 percent of surplus as regards policyholders as of the immediately preceding calendar year or (2) the net gain from operations of the Company for the immediately preceding calendar year. Section 4207(a)(2) further provides that an insurer may not distribute an ordinary dividend in the calendar year immediately following a calendar year in which the insurer’s net gain from operations, not including realized capital gains, was negative, without the approval of the NYDFS Superintendent. Under Section 4207(a)(3), the maximum amount of dividends that can be paid by New York domiciled life insurance companies without prior approval of the NYDFS in a calendar year is the lessor of (1) 10 percent of surplus as regards policyholders as of the immediately preceding calendar year or (2) the net gain from operations of the Company for the immediately preceding calendar year. Based on current management estimates, the Company would elect the standard under NYIL Section 4207(a)(2). The maximum amount of dividends that the Company may pay to AGC Life (as immediate parent company) without prior approval of the NYDFS in 2026 is $187 million, subject to availability of earned surplus.
Dividends are paid as determined by the Board of Directors and are noncumulative. The following table presents the dividends paid by the Company during 2025, 2024 and 2023:

Date	Type	Cash or Non-cash	Amount (in millions)
2025
March 28, 2025	Ordinary	Cash	$213

2024
March 25, 2024	Ordinary	Cash	320

2023
—	—	—	—

56

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)
17. RETIREMENT AND SHARE-BASED AND DEFERRED COMPENSATION

The Company does not directly sponsor any defined benefit or defined contribution plans and does not participate in any multi-employer plans.
Employee Retirement and Postretirement Benefit Plans
Corebridge provides post-employment medical and life benefits for certain retired employees. The Company receives an allocation of the Company’s share of expenses based on estimated claims less contributions from participants.
The following table presents information about employee-related costs (expense credits):

	Years Ended December 31,
(in millions)	2025	2024	2023
Defined benefit plans	$—	$—	$1
Defined Contribution Plan
The Company’s employees participate in the Corebridge Financial Inc. Retirement Savings 401(k) Plan (“401(k) plan”), a qualified defined contribution plan that provides for pre-tax salary contributions by its US employees, as well as an employer contribution. The 401(k) plan provides pre-tax salary reduction contributions by its U.S. employees. Employer matching contributions of 100 percent are made on the first six percent of participant contributions, subject to IRS-imposed limitations, and an additional fully vested, non-elective, non-discretionary employer contribution equal to three percent of the participant’s annual base compensation for the plan year, paid each pay period regardless of whether the participant currently contributes to the plan, and subject to the IRS-imposed limitations. The Company’s pre-tax expense associated with this plan was $3 million, $3 million and $3 million in 2025, 2024 and 2023, respectively.
Share-based and Deferred Compensation Plans
The Company’s employees participate in several stock compensation programs under the Corebridge Financial, Inc. Long-term Incentive Plan (each as applicable, the “LTIP”), which are governed by the Corebridge Financial, Inc. 2022 Omnibus Incentive Plan, as amended and restated on February 16, 2023, (the “2022 Plan”, together with the LTIP, the “Corebridge Plans”). Corebridge’s LTIP provides for an annual award to certain employees, including senior executive officers and other highly compensated employees, that may comprise a combination of one or more of the following units: performance share units (“PSUs”), restricted stock units (“RSUs”) or stock options.PSUs are earned based on Corebridge achieving specified performance goals at the end of a three-year performance period. RSUs and stock options are earned based solely on continued service by the participant and vesting occurs in three equal installments on the first, second and third anniversaries of the grant date.
The Company recognized compensation expenses of $4 million, $3 million and $0 million for the years ending December 31, 2025, 2024 and 2023, respectively, on the grant date of the awards.
18. DEBT

The Company is a member of the Federal Home Loan Bank (“FHLB”) of New York. Membership with the FHLB provides the Company with collateralized borrowing opportunities, primarily as an additional source of liquidity or for other uses deemed appropriate by management. The Company’s ownership in the FHLB stock is reported as common stock. Pursuant to the membership terms, the Company elected to pledge such stock to the FHLB as collateral for the Company’s obligations under agreements entered into with the FHLB.
Cash advances obtained from the FHLB are reported in and accounted for as borrowed money. The Company may periodically obtain cash advances on a same-day basis, up to a limit determined by management and applicable laws.
The Company is required to pledge certain mortgage-backed securities, government and agency securities and other qualifying assets to secure advances obtained from the FHLB. To provide adequate collateral for potential advances, the Company has pledged securities to the FHLB in excess of outstanding borrowings. Upon any event of default by the Company, the recovery by the FHLB would generally be limited to the amount of the Company’s liability under advances borrowed.

57

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)
The following table presents the aggregate carrying value of stock held with the FHLB of New York and the classification of the stock:

	December 31,
(in millions)	2025	2024
Membership stock - Class B	$8	$8
Activity stock	23	$6
Total	$31	$14
Actual or estimated borrowing capacity as determined by the insurer	$837	$802
The Company did not hold any Class A at December 31, 2025 or 2024.
The following table presents the amount of collateral pledged, including FHLB common stock held, to secure advances from the FHLB:

	December 31, 2025		December 31, 2024
(in millions)	Amortized Cost	Fair Value	Amortized Cost	Fair Value
Amount pledged	$1,219	$1,160	$533	$471
Maximum amount pledged during reporting period	1,363	1,259	577	512
The Company’s borrowing capacity determined quarterly based upon the borrowing limit imposed by statute in the state of domicile.
The following table presents the outstanding funding agreements and maximum borrowings from the FHLB:

	December 31,
(in millions)	2025	2024
Amount outstanding	$525	$146
Maximum amount borrowed during reporting period	$548	$240
While the funding agreements are presented herein to show all amounts received from FHLB, the funding agreements are treated as deposit-type contracts, consistent with the other funding agreements for which the Company’s intent is to earn a spread and not to fund operations. The Company had no debt outstanding with the FHLB at December 31, 2025 or 2024.
The following table reflects the principal amounts of the funding agreements issued to the FHLB:

(in millions)
Funding Agreements	Date Issued	Amounts
5-year fixed rate	March 25, 2025	$525
19. COMMITMENTS AND CONTINGENCIES

Commitments
The Company had commitments to provide funding to various limited partnerships totaling $438 million and $369 million at December 31, 2025 and 2024, respectively. The commitments to invest in limited partnerships and other funds may be called at the discretion of each fund, as needed and subject to the provisions of such fund’s governing documents, for funding new investments, follow-on investments and/or fees and other expenses of the fund.
At December 31, 2025 and 2024, the Company had $124 million and $185 million, respectively, of outstanding commitments related to various funding obligations associated with its investments in commercial mortgage loans.
The Company has various leases, substantially all of which are for office space and facilities. Rentals under financing leases, contingent rentals, future minimum rental commitments, and rental expense under operating leases are not material.

58

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)
Contingencies
Legal Matters
Various lawsuits against the Company have arisen in the ordinary course of business. The Company believes it is unlikely that contingent liabilities arising from such lawsuits will have a material adverse effect on the Company’s financial position, results of operations or cash flows.
Regulatory Matters
Various federal, state or other regulatory agencies may from time to time review, examine or inquire into the operations, practices and procedures of the Company, such as through financial examinations, subpoenas, investigations, market conduct exams or other regulatory inquiries. Based on the current status of pending regulatory examinations, investigations, and inquiries involving the Company, the Company believes it is not likely that these regulatory examinations, investigations, or inquiries will have a material adverse effect on the financial position, results of operations or cash flows of the Company.
Other Contingencies
All fifty states and the District of Columbia have laws requiring solvent life insurance companies, through participation in guaranty associations, to pay assessments to protect the interests of policyholders of insolvent life insurance companies. These state insurance guaranty associations generally levy assessments, up to prescribed limits, on member insurers in a particular state based on the proportionate share of the premiums written by member insurers in the lines of business in which the impaired, insolvent or failed insurer is engaged. Such assessments are used to pay certain contractual insurance benefits owed pursuant to insurance policies issued by impaired, insolvent or failed insurers. Some states permit member insurers to recover assessments paid through full or partial premium tax offsets. The Company accrues liabilities for guaranty fund assessments (“GFA”) when an assessment is probable and can be reasonably estimated. The Company estimates the liability using the latest information available from the National Organization of Life and Health Insurance Guaranty Associations. While the Company cannot predict the amount and timing of any future GFA, the Company has established reserves it believes are adequate for assessments relating to insurance companies that are currently subject to insolvency proceedings.
The Company accrued $2 million at December 31, 2025 and $2 million at December 31, 2024, for GFA. The Company has recorded receivables of $699 thousand and $632 thousand at December 31, 2025 and 2024, respectively, for expected recoveries against the payment of future premium taxes.
20. RELATED PARTY TRANSACTIONS

Affiliate Transactions
See Note 14 for details of affiliate reinsurance transactions.
On October 28, 2024, the Company and its affiliate, AGL, executed a Surplus Note Agreement, pursuant to which the Company purchased a $500 million surplus note issued by AGL. The surplus note pays interest of 5.725% per annum and has a maturity date of October 28, 2027.
During the year ended December 31, 2025, the Company purchased and sold securities, at fair market value, from or to one or more of its affiliates in the ordinary course of business.
At December 31, 2025, the Company's unfunded capital commitment to US Fund I, US Fund II, US Fund III, US Fund IV, US Fund V Europe Fund I and Europe Fund II (which are managed by an affiliate) were approximately $21 million, $14.2 million, $8.3 million, $14.9 million, $75 million, $7.2 million and $14.2 million respectively.
At December 31, 2024, the Company’s unfunded capital commitment to U.S. Fund I, U.S. Fund II, U.S Fund III, US Fund IV, Europe Fund I and Europe Fund II (which are managed by an affiliate) were approximately $21.6 million, $14.2 million, $10.7 million, $23 million, $6.7 million and $17.1 million, respectively.

59

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)
Financing Agreements
The Company and certain of its affiliates have a revolving loan facility with Corebridge, pursuant to which the Company and each such affiliate can, on a several basis, borrow monies from Corebridge (as lender) subject to the terms and conditions stated therein. Principal amounts borrowed under this facility may be repaid and re-borrowed, in whole or in part, from time to time, without penalty. However, the total aggregate amount of loans borrowed by all borrowers under the facility cannot exceed $500 million. The loan facility also sets forth individual borrowing limits for each borrower, with the Company’s maximum borrowing limit being $500 million.
At both December 31, 2025 and 2024, the Company did not have a balance outstanding under this facility.
Investments in Subsidiary, Controlled and Affiliated Entities
The following table presents information regarding the Company’s investments in non-insurance SCA entities as of December 31, 2025:

(in millions)	Gross Amount	Non-admitted Amount	Admitted Asset Amount	Date of NAIC Filing
Corebridge U.S. Real Estate Fund V (A), LP	$(1)	$—	$(1)	NA
Corebridge REI LB Southeast Industrial Joint Venture, LP.	56	—	56	NA
Bayshore PII Company LLC	3	—	3	NA
Corebridge Europe Real Estate Fund II LR Feeder, LLC	38	—	38	NA
Corebridge Deco Fund II, LLC	122	—	122	NA
Branch Retail Partners II, LP.	1	—	1	NA
GRE LB Industrial Joint Venture II, LP	4	—	4	NA
Corebridge U.S. Real Estate Fund IV Development Sidecar LP	13	—	13	NA
Gull Holding Company, LLC	4	—	4	NA
Corebridge U.S. Real Estate Fund IV, LP	38	—	38	NA
Bayshore Shopping Center JV LLC	4	—	4	NA
Corebridge U.S. Real Estate Fund I, LP	6	—	6	NA
Corebridge U.S. Real Estate Fund III, LP	13	—	13	NA
Corebridge U.S. LT Apartments JV, LP.	18	—	18	NA
Corebridge U.S. Real Estate Fund II, LP	13	—	13	NA
Corebridge Europe Real Estate Fund I S.C.SP	2	—	2	NA
Total	$334	$—	$334

60

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)
The following table presents information regarding the Company’s investments in non-insurance SCA entities as of December 31, 2024:

(in millions)	Gross Amount	Non-admitted Amount	Admitted Asset Amount	Date of NAIC Filing
Corebridge REI LB Southeast Industrial Joint Venture, LP.	$55	$—	$55	NA
Corebridge Europe Real Estate Fund II LR Feeder, LLC	30	—	30	NA
Corebridge Deco Fund II, LLC	131	—	131	NA
Branch Retail Partners II, LP	(1)	—	(1)	NA
GRE LB Industrial Joint Venture II, LP	5	—	5	NA
Corebridge U.S. Real Estate Fund IV Development Sidecar LP	12	—	12	NA
Corebridge U.S. Real Estate Fund IV, LP	43	—	43	NA
Bayshore Shopping Center JV LLC	6	—	6	NA
Corebridge U.S. Real Estate Fund I, LP	10	—	10	NA
Corebridge U.S. Real Estate Fund III, LP	18	—	18	NA
Corebridge U.S. LT Apartments JV, LP	18	—	18	NA
Corebridge U.S. Real Estate Fund II, LP	18	—	18	NA
Corebridge Europe Real Estate Fund I S.C.SP	2	—	2	NA
Bayshore PII Company LLC	3	—	3	NA
Total	$350	$—	$350
Operating Agreements
The Company had investments in a Liquidity Pool in which funds were managed by an affiliate, Corebridge Institutional Investments, LLC (formerly known as AIG Asset Management (U.S.), LLC), in the amount of $240 million at December 31, 2023.
Pursuant to service and expense agreements, Corebridge and affiliates provide, or cause to be provided, administrative, marketing, investment management, accounting, occupancy, and data processing services to the Company. The allocation of costs for services is based generally on estimated levels of usage, transactions or time incurred in providing the respective services. Generally, these agreements provide for the allocation of costs upon either the specific identification basis or a proportional cost allocation basis which management believes to be reasonable. In all cases, billed amounts pursuant to these agreements do not exceed the cost to Corebridge or the affiliate providing the service. The Company was charged $138 million, $131 million and $112 million under such agreements in 2025, 2024 and 2023, respectively.
Pursuant to an amended and restated investment advisory agreement, certain of the Company’s invested assets are managed by an affiliate. The investment management fees incurred were $23 million, $20 million and $23 million in 2025, 2024 and 2023, respectively.
21. SUBSEQUENT EVENTS

Management considers events or transactions that occur after the reporting date, but before the financial statements are issued to provide additional evidence relative to certain estimates or to identify matters that require additional disclosures. The Company has evaluated subsequent events through April 17, 2026, the date the financial statements were issued.
On June 25, 2025, the Company entered into a Master Transaction Agreement (the “Agreement”) with Corporate Solutions Life Reinsurance Company, an Iowa-domiciled insurance company (the “VA Reinsurer”), pursuant to which, among other things, subject to the terms and conditions thereof, at the applicable closing of the transactions contemplated thereby, the Company and the VA Reinsurer will enter into a coinsurance and modified coinsurance agreement (the “VA Reinsurance Agreement”). Under the terms of the VA Reinsurance Agreement, the Company will

61

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)
cede to the VA Reinsurer 100% of the applicable reinsured liabilities with respect to in-force individual retirement variable annuity contracts issued prior to the effective time of the VA Reinsurance Agreement. The closing of the VA Reinsurance Agreement occurred on January 2, 2026. As of January 2, 2026, the Company transferred to the VA Reinsurer $192 million of assets primarily consisting of bonds supporting the general account liabilities, net of a ceding commission. Additionally, $3.5 billion of separate account liabilities were ceded under the modco portion of the agreement.
On March 26, 2026, Corebridge Financial, Inc. and Equitable Holdings, Inc. announced that they have entered into a definitive agreement to combine in an all-stock merger. The transaction is expected to close by year-end 2026, subject to customary closing conditions, including the receipt of required regulatory approvals and approval of shareholders of both Corebridge and Equitable.
The Company paid an ordinary cash dividend of $223.5 million to AGC Life on March 26, 2026.

62

Supplemental Information

The accompanying supplemental schedules and interrogatories present selected statutory financial data as of December 31, 2025 and for the year then ended for purposes of complying with the National Association of Insurance Commissioners’ Annual Statement Instructions and the National Association of Insurance Commissioners’ Accounting Practices and Procedures Manual. They agree to or are included in the amounts reported in the Company’s 2025 Statutory Annual Statement as filed with the New York Department of Financial Services. Captions not presented as not applicable to the Company.

63

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
SUPPLEMENTAL SCHEDULE OF SELECTED FINANCIAL DATA
DECEMBER 31, 2025
(in millions)

Investment income earned:
Government bonds	$—
Other bonds (unaffiliated)	1,038
Bonds of affiliates	—
Preferred stocks (unaffiliated)	3
Common stocks (unaffiliated)	2
Common stocks of affiliates	—
Cash and short-term investments	18
Mortgage loans	189
Real estate	—
Contract loans	8
Other invested assets	111
Derivative instruments	125
Miscellaneous income	(3)
Gross investment income	$1,491

Real estate owned - book value less encumbrances	$—

Mortgage loans - book value:
Commercial mortgages	$3,120
Residential mortgages	558
Mezzanine loans	78
Affiliated residential mortgages	—
Total mortgage loans	$3,756

Mortgage loans by standing - book value:
Good standing	$3,632
Good standing with restructured terms	85
Interest overdue more than 90 days, not in foreclosure	3
Foreclosure in process	36
Total mortgage loans	$3,756

Partnerships - statement value	$2,015

Bonds and stocks of parents, subsidiaries and affiliates - statement value:
Bonds	$—
Common stocks	—

Bonds, short-term and cash equivalent bond investments by class and maturity:
Bonds, short-term and cash equivalent bond investments by maturity - statement value:
Due within one year or less	$1,401
Over 1 year through 5 years	7,078
Over 5 years through 10 years	5,440
Over 10 years through 20 years	3,402
Over 20 years	4,721
Total maturity	$22,042

Bonds, short-term and cash equivalent bond investments by class - statement value:
Class 1	$12,592
Class 2	8,561
Class 3	654
Class 4	176
Class 5	28
Class 6	31
Total by class	$22,042

Total bonds, short-term and cash equivalent bond investments publicly traded	$10,593
Total bonds, short-term and cash equivalent bond investments privately traded	11,449

Preferred stocks - statement value	$41
Common stocks - market value	32
Short-term investments - book value	—
Cash equivalents - book value	29
Options, caps and floors owned - statement value	278
Collar, swap and forward agreements open - statement value	3
Futures contracts open - current value	5
Cash on deposit	422

64

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
SUPPLEMENTAL SCHEDULE OF SELECTED FINANCIAL DATA (Continued)
DECEMBER 31, 2025
(in millions)

Life insurance in-force:
Ordinary	$75,007
Credit	9
Group	750

Amount of accidental death insurance in-force under ordinary policies	186

Life insurance policies with disability provisions in-force:
Ordinary	4,142
Group life	17

Supplementary contracts in-force:
Ordinary - not involving life contingencies:
Amount on deposit	83
Income payable	22

Ordinary - involving life contingencies:
Amount on deposit	163
Income payable	25

Group - not involving life contingencies:
Amount on deposit	2
Income Payable	2

Annuities:
Ordinary:
Immediate - amount of income payable	$231
Deferred, fully paid - account balance	12,762
Deferred, not fully paid - account balance	6,131

Group:
Amount of income payable	162
Fully paid - account balance	910
Not fully paid - account balance	350

Accident and health insurance - premiums in-force:
Other	$1
Group	17
Credit	—

Deposit funds and dividend accumulations:
Deposit funds - account balance	$525
Dividend accumulations - account balance	15

Claim payments in 2025
Group accident & health:
2025	$1
2024	7
2023	18
2022	13
2021	13
Prior	705

Other accident & health:
2025	(1)
2024	(1)
2023	1
2022	2
2021	1
Prior	(2)

65

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
SUPPLEMENTAL INVESTMENT RISKS INTERROGATORIES
DECEMBER 31, 2025
(in millions)

1. The Company’s total admitted assets as of December 31, 2025 are $36.0 billion.
The Company’s total admitted assets, excluding separate accounts, as of December 31, 2025 are $29.5 billion.
2. Following are the 10 largest exposures to a single issuer/borrower/investment, by investment category, excluding: (i) U.S. Government, U.S. Government agency securities and those U.S. Government money market funds listed in the Appendix to the IAO Practices and Procedures Manual as exempt, (ii) property occupied by the Company, and (iii) policy loans:

	Issuer	Description of Exposure	Amount	Percentage of Total Admitted Assets
a.	Senior Direct Lending Program LLC	BONDS	$478	1.60%
b.	Carlyle Group	OIA	209	0.70
c.	Corebridge Global Real Estate Investment Corp	OIA	189	0.60
d.	KPMG LLP	BONDS	129	0.40
e.	Citigroup Inc.	BONDS	112	0.40
f.	Compass Datacenters Issuer III, LLC and Compass Datacenters Canada Issuer III LP	BONDS	108	0.40
g.	Morgan Stanley	BONDS	103	0.30
h.	Duke Energy Corporation	BONDS	97	0.30
i.	Comcast Corporation	BONDS	97	0.30
j.	HSBC Holdings plc	BONDS	96	0.30
3. The Company’s total admitted assets held in bonds and preferred stocks, by NAIC rating, are:

Bonds and Short-Term Investments			Preferred Stocks
NAIC Rating	Amount	Percentage of Total Admitted Assets	NAIC Rating	Amount	Percentage of Total Admitted Assets
NAIC - 1	$12,592	42.80%	P/RP - 1	$1	—%
NAIC - 2	8,561	29.10	P/RP - 2	40	0.10
NAIC - 3	654	2.20	P/RP - 3	—	—
NAIC - 4	176	0.60	P/RP - 4	—	—
NAIC - 5	28	0.10	P/RP - 5	—	—
NAIC - 6	30	0.10	P/RP - 6	—	—
4. Assets held in foreign investments:

		Amount	Percentage of Total Admitted Assets
a.	Total admitted assets held in foreign investments	$5,182	17.60%
b.	Foreign currency denominated investments	1,591	5.40
c.	Insurance liabilities denominated in that same foreign currency	—	—

66

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
SUPPLEMENTAL INVESTMENT RISKS INTERROGATORIES (Continued)
DECEMBER 31, 2025
(in millions)
5. Aggregate foreign investment exposure categorized by NAIC sovereign rating:

		Amount	Percentage of Total Admitted Assets
a.	Countries rated NAIC - 1	$4,343	14.70%
b.	Countries rated NAIC - 2	683	2.30
c.	Countries rated NAIC - 3 or below	156	0.50
6. Two largest foreign investment exposures to a single country, categorized by the country’s NAIC sovereign rating:

		Amount	Percentage of Total Admitted Assets
a.	Countries rated NAIC - 1
	Country 1: United Kingdom	$836	2.80%
	Country 2: Ireland	558	1.90
b.	Countries rated NAIC - 2
	Country 1: Mexico	230	0.80
	Country 2: Indonesia	101	0.30
c.	Countries rated NAIC - 3 or below
	Country 1: Colombia	47	0.20
	Country 2: Bahamas	28	0.10
7. Aggregate unhedged foreign currency exposure:

	Amount	Percentage of Total Admitted Assets
Aggregate unhedged foreign currency exposure	$1,591	5.40%
8. Aggregate unhedged foreign currency exposure categorized by NAIC sovereign rating:

		Amount	Percentage of Total Admitted Assets
a.	Countries rated NAIC - 1	$1,573	5.30%
b.	Countries rated NAIC - 2	19	0.10
c.	Countries rated NAIC - 3 or below	—	—

67

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
SUPPLEMENTAL INVESTMENT RISKS INTERROGATORIES (Continued)
DECEMBER 31, 2025
(in millions)
9. Two largest unhedged foreign currency exposures to a single country, categorized by the country’s NAIC sovereign rating:

		Amount	Percentage of Total Admitted Assets
a.	Countries rated NAIC - 1
	Country 1: Ireland	$480	1.60%
	Country 2: United Kingdom	467	1.60
b.	Countries rated NAIC - 2
	Country 1: Italy	19	0.10
	Country 2:	—	—
c.	Countries rated NAIC - 3 or below
	Country 1:	—	—
	Country 2:	—	—
10. Ten largest non-sovereign (i.e. non-governmental) foreign issues:

		NAIC Rating	Amount	Percentage of Total Admitted Assets
a.	5555274	Mortgage Loans	$170	0.60%
b.	HSBC Holdings plc	NAIC 1 & 2 - Bonds	80	0.30
c.	5555267	Mortgage Loans	76	0.30
d.	5555221	Mortgage Loans	68	0.20
e.	Barclays PLC	NAIC 1 & 2 - Bonds	65	0.20
f.	Taurus CMBS Series 2025-UK3A	NAIC 1 & 2 - Bonds	61	0.20
g.	TotalEnergies SE	NAIC 1 - Bonds	58	0.20
h.	Silver (BREDS)	OTHER OIA	56	0.20
i.	Suzano S.A.	NAIC 2 - Bonds	56	0.20
j.	AerCap Holdings N.V.	NAIC 2 - Bonds	52	0.20
11. Assets held in Canadian investments are less than 2.5 percent of the reporting entity’s total admitted assets.
12. Assets held in investments with contractual sales restrictions are less than 2.5 percent of the Company’s total admitted assets.

68

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
SUPPLEMENTAL INVESTMENT RISKS INTERROGATORIES (Continued)
DECEMBER 31, 2025
(in millions)
13. The Company’s admitted assets held in the ten largest equity interests (including investments in the shares of mutual funds, preferred stocks, publicly traded equity securities, and other equity securities and excluding money market and bond mutual funds listed in the Appendix to the SVO Practices and Procedures Manual as exempt or Class 1) are:

		Amount	Percentage of Total Admitted Assets
a.	American General Life Insurance	$500	1.70%
b.	Carlyle Group	171	0.60
c.	MASSACHUSETTS MUTUAL LIFE INSU	42	0.10
d.	American Securities Capital Partners L.P.	41	0.10
e.	Franklin BSP Capital Corporation Total	40	0.10
f.	NORTHWESTERN MUTUAL LIFE INSUR	39	0.10
g.	Marlin Equity Partners	37	0.10
h.	Stone Point Capital LLC	32	0.10
i.	Federal Home Loan Banks	31	0.10
j.	TSG Consumer Partners Total	31	0.10
14. Assets held in nonaffiliated, privately placed equities:

		Amount	Percentage of Total Admitted Assets
Aggregate statement value of investment held in nonaffiliated, privately placed equities:		$315	1.10%

Largest three investments held in nonaffiliated, privately placed equities:
a.	Carlyle Alternative Opportunities Fund L.P.	$58	0.20
b.	AlpInvest Co-Investment Fund (Onshore) VIII L.P.	36	0.10
c.	Trident IX L.P.	32	0.10

Ten largest fund managers:

Fund Manager		Total Invested	Diversified	Non- diversified
a.	American General Life Insurance	$500	$500	$—
b.	Carlyle Group	209	209	—
c.	Corebridge Global Real Estate Investment Corp	189	—	189
d.	MASSACHUSETTS MUTUAL LIFE INSU	42	42	—
e.	American Securities Capital Partners L.P.	41	41	—
f.	NORTHWESTERN MUTUAL LIFE INSUR	39	39	—
g.	Marlin Equity Partners	37	37	—
h.	Stone Point Capital LLC	32	32	—
i.	TSG Consumer Partners	31	31	—
j.	Aurelius Group	30	30	—
15. Assets held in general partnership interests are less than 2.5 percent of the Company’s total admitted assets.

69

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
SUPPLEMENTAL INVESTMENT RISKS INTERROGATORIES (Continued)
DECEMBER 31, 2025
(in millions)
16. Mortgage loans reported in Schedule B, include the following ten largest aggregate mortgage interests. The aggregate mortgage interest represents the combined value of all mortgages secured by the same property or same group of properties:

		Amount	Percentage of Total Admitted Assets
a.	COMMERCIAL MORTGAGE LOAN, Loan No. 5555274, IRL	$170	0.60%
b.	COMMERCIAL MORTGAGE LOAN, Loan No. 8003033, AZ	149	0.50
c.	COMMERCIAL MORTGAGE LOAN, Loan No. 8002615, USA	85	0.30
d.	COMMERCIAL MORTGAGE LOAN, Loan No. 8003012, TN	85	0.30
e.	COMMERCIAL MORTGAGE LOAN, Loan No. 5555267, ESP	76	0.30
f.	COMMERCIAL MORTGAGE LOAN, Loan No. 5555221, ESP	68	0.20
g.	COMMERCIAL MORTGAGE LOAN, Loan No. 8002341, USA	63	0.20
h.	COMMERCIAL MORTGAGE LOAN, Loan No. 8002157, NY	58	0.20
i.	COMMERCIAL MORTGAGE LOAN, Loan No. 8002900, MA	56	0.20
j.	COMMERCIAL MORTGAGE LOAN, Loan No. 8002541, IN	55	0.20
Amount and percentage of the reporting entity’s total admitted assets held in the following categories of mortgage loans:

		Amount	Percentage of Total Admitted Assets
a.	Construction loans	$61	0.20%
b.	Mortgage loans over 90 days past due	3	—
c.	Mortgage loans in the process of foreclosure	36	0.10
d.	Mortgage loans foreclosed	—	—
e.	Restructured mortgage loans	85	0.30
17. Aggregate mortgage loans having the following loan-to-value ratios as determined from the most current appraisal as of the annual statement date:

		Residential		Commercial		Agricultural
Loan-to-Value		Amount	Percentage of Total Admitted Assets	Amount	Percentage of Total Admitted Assets	Amount	Percentage of Total Admitted Assets
a.	above 95%	$1	—%	$121	0.40%	$—	—%
b.	91% to 95%	2	—	4	—	—	—
c.	81% to 90%	3	—	189	0.60	—	—
d.	71% to 80%	11	—	361	1.20	—	—
e.	below 70%	541	1.80	2,524	8.60	—	—
18. Assets held in each of the five largest investments in one parcel or group of contiguous parcels of real estate reported in Schedule A are less than 2.5 percent of the Company’s total admitted assets.
19. Assets held in mezzanine real estate loans are less than 2.5 percent of the Company’s total admitted assets.

70

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
SUPPLEMENTAL INVESTMENT RISKS INTERROGATORIES (Continued)
DECEMBER 31, 2025
(in millions)
20. The Company’s total admitted assets subject to the following types of agreements as of the following dates:

Unaudited At End of Each Quarter
		At Year-End		1st Quarter	2nd Quarter	3rd Quarter
		Amount	Percentage of Total Admitted Assets	Amount	Amount	Amount

a.	Securities lending (do not include assets held as collateral for such transactions)	$—	—%	$—	$—	$—
b.	Repurchase agreements	—	—	—	—	—
c.	Reverse repurchase agreements	—	—	—	216	56
d.	Dollar repurchase agreements	—	—	—	—	—
e.	Dollar reverse repurchase agreements	—	—	—	—	—
21. The Company’s potential exposure to warrants not attached to other financial instruments, options, caps, and floors:

		Owned		Written
		Amount	Percentage of Total Admitted Assets	Amount	Percentage of Total Admitted Assets
a.	Hedging	$—	—%	$—	—%
b.	Income generation	—	—	—	—
c.	Other	—	—	—	—
22. The Company’s potential exposure (defined as the amount determined in accordance with the NAIC Annual Statement Instructions) for collars, swaps, and forwards as of the following dates:

Unaudited At End of Each Quarter
		At Year-End		1st Quarter	2nd Quarter	3rd Quarter
		Amount	Percentage of Total Admitted Assets	Amount	Amount	Amount
a.	Hedging	$55	0.20%	$97	$103	$85
b.	Income generation	—	—	—	—	—
c.	Replications	—	—	—	—	—
d.	Other	—	—	—	—	—
23. The Company’s potential exposure (defined as the amount determined in accordance with the NAIC Annual Statement Instructions) for futures contracts as of the following dates:

Unaudited At End of Each Quarter
		At Year-End		1st Quarter	2nd Quarter	3rd Quarter
		Amount	Percentage of Total Admitted Assets	Amount	Amount	Amount
a.	Hedging	$7	—%	$33	$32	$42
b.	Income generation	—	—	—	—	—
c.	Replications	—	—	—	—	—
d.	Other	—	—	—	—	—

71

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
SUPPLEMENTAL SUMMARY INVESTMENT SCHEDULE
DECEMBER 31, 2025
(in millions)

	Gross Investment Holdings		Admitted Assets as Reported in the Annual Statement
Investment Categories	Amount	Percentage	Amount	Securities Lending Reinvested Collateral Amount	Total Amount	Percentage
Issuer credit obligations
U.S. government obligations	261	0.9%	$261	$—	$261	0.9%
Other U.S. government obligations	9	—	9	—	9	—
Non-U.S. sovereign jurisdiction securities	684	2.4	684	—	684	2.4
Municipal bonds - general obligations (direct & guaranteed)	117	0.4	117	—	117	0.4
Municipal bonds - special revenue	462	1.6	462	—	462	1.6
Project finance bonds issued by operating entities	636	2.2	636	—	636	2.2
Corporate bonds	11,432	39.8	11,432	—	11,432	39.8
Mandatory convertible bonds	—	—	—	—	—	—
Single entity backed obligations	398	1.4	398	—	398	1.4
SVO-Identified bond exchange traded funds - fair value	—	—	—	—	—	—
SVO-Identified bond exchange traded funds - systematic value	—	—	—	—	—	—
Bonds issued by funds representing operating entities	1,624	5.6	1,624	—	1,624	5.6
Bank loans - issued	—	—	—	—	—	—
Bank loans - acquired	207	0.7	207	—	207	0.7
Mortgages loans that qualify as SVO-Identified credit tenant loans	—	—	—	—	—	—
Certificates of deposit	—	—	—	—	—	—
Other issuer credit obligations	—	—	—	—	—	—
Total issuer credit obligations	15,830	55.0	15,830	—	15,830	55.0
Asset-backed securities
Financial asset-backed securities - self-liquidating	4,798	16.7	4,798	—	4,798	16.7
Financial asset-backed securities - not self-liquidating	173	0.6	173	—	173	0.6
Non-financial asset-backed securities	1,241	4.3	1,241	—	1,241	4.3
Total asset-backed securities	6,212	21.6	6,212	—	6,212	21.6
Preferred stocks:
Industrial and miscellaneous (Unaffiliated)	41	0.1	41	—	41	0.1
Parent, subsidiaries and affiliates	—	—	—	—	—	—
Total preferred stocks	41	0.1	41	—	41	0.1
Common stocks:
Industrial and miscellaneous Publicly traded (Unaffiliated)	—	—	—	—	—	—
Industrial and miscellaneous Other (Unaffiliated)	32	0.1	32	—	32	0.1
Parent, subsidiaries and affiliates Publicly traded	—	—	—	—	—	—
Parent, subsidiaries and affiliates Other	—	—	—	—	—	—
Mutual funds	—	—	—	—	—	—
Unit investment trusts	—	—	—	—	—	—
Closed-end funds	—	—	—	—	—	—
Exchange traded funds	—	—	—	—	—	—
Total common stocks	32	0.1	32	—	32	0.1
Mortgage loans:
Farm mortgages	—	—	—	—	—	—
Residential mortgages	558	1.9	558	—	558	1.9
Commercial mortgages	3,120	10.9	3,120	—	3,120	10.9
Mezzanine real estate loans	77	0.3	77	—	77	0.3
Total valuation allowance	(42)	(0.1)	(42)	—	(42)	(0.1)
Total mortgage loans	3,713	13.0	3,713	—	3,713	13.0

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THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
SUPPLEMENTAL SUMMARY INVESTMENT SCHEDULE
DECEMBER 31, 2025
(in millions)

	Gross Investment Holdings		Admitted Assets as Reported in the Annual Statement
Investment Categories	Amount	Percentage	Amount	Securities Lending Reinvested Collateral Amount	Total Amount	Percentage
Real estate:
Properties occupied by company	—	—	—	—	—	—
Properties held for production of income	—	—	—	—	—	—
Properties held for sale	—	—	—	—	—	—
Total real estate	—	—	—	—	—	—
Cash, cash equivalents and short-term investments:
Cash	422	1.5	422	—	422	1.5
Cash equivalents	29	0.1	29	—	29	0.1
Short-term investments	—	—	—	—	—	—
Total cash, cash equivalents and short-term investments	451	1.6	451	—	451	1.6
Contract loans	124	0.4	124	—	124	0.4
Derivatives	287	1.0	287	—	287	1.0
Other invested assets	2,015	7.0	2,015	—	2,015	7.0
Receivables for securities	5	—	5	—	5	—
Securities Lending	—	—	—	—	—	—
Other invested assets	47	0.2	47	—	47	0.2
Total invested assets	$28,757	100.0%	$28,757	$—	$28,757	100.0%

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THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
SUPPLEMENTAL SCHEDULE OF REINSURANCE DISCLOSURES
December 31, 2025
The following information regarding reinsurance contracts is presented to satisfy the disclosure requirements in SSAP No. 61R, Life, Deposit-Type and Accident and Health Reinsurance, which apply to reinsurance contracts entered into, renewed or amended on or after January 1, 1996.
1.    Has the Company reinsured any risk with any other entity under a reinsurance contract (or multiple contracts with the same reinsurer or its affiliates) that is subject to Appendix A-791, Life and Health Reinsurance Agreements, and includes a provision that limits the reinsurer’s assumption of significant risks identified in Appendix A-791?
Yes [ ] No [ X ]
If yes, indicate the number of reinsurance contracts to which such provisions apply:    __________
If yes, indicate if deposit accounting was applied for all contracts subject to Appendix A-791 that limit significant risks.
Yes [ ] No [ ] N/A [ X ]
2.    Has the Company reinsured any risk with any other entity under a reinsurance contract (or multiple contracts with the same reinsurer or its affiliates) that is not subject to Appendix A-791, for which reinsurance accounting was applied and includes a provision that limits the reinsurer’s assumption of risk?
Yes [ ] No [ X ]
If yes, indicate the number of reinsurance contracts to which such provisions apply:    __________
If yes, indicate whether the reinsurance credit was reduced for the risk-limiting features.
Yes [ ] No [ ] N/A [ X ]
3.    Does the Company have any reinsurance contracts (other than reinsurance contracts with a federal or state facility) that contain one or more of the following features which may result in delays in payment in form or in fact:
(a)    Provisions that permit the reporting of losses to be made less frequently than quarterly;
(b)    Provisions that permit settlements to be made less frequently than quarterly;
(c)    Provisions that permit payments due from the reinsurer to not be made in cash within ninety (90) days of the settlement date (unless there is no activity during the period); or
(d)    The existence of payment schedules, accumulating retentions from multiple years, or any features inherently designed to delay timing of the reimbursement to the ceding entity.
Yes [ ] No [ X ]
4.    Has the Company reflected reinsurance accounting credit for any contracts that are not subject to Appendix A-791 and not yearly renewable term reinsurance, which meet the risk transfer requirements of SSAP No. 61R?

Type of contract:	Response:	Identify reinsurance contract(s):	Has the insured event(s) triggering contract coverage been recognized?
Assumption reinsurance – new for the reporting period	Yes [ ] No [ X ]		N/A
Non-proportional reinsurance, which does not result in significant surplus relief	Yes [ ] No [ X ]		N/A

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THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
SUPPLEMENTAL SCHEDULE OF REINSURANCE DISCLOSURES
December 31, 2025
5.    Has the Company ceded any risk, which is not subject to Appendix A-791 and not yearly renewable term reinsurance, under any reinsurance contract (or multiple contracts with the same reinsurer or its affiliates) during the period covered by the financial statements, and either:
(a)    Accounted for that contract as reinsurance under statutory accounting principles (SAP) and as a deposit under generally accepted accounting principles (GAAP); or
Yes [ ] No [ X ] N/A [ ]
(b)    Accounted for that contract as reinsurance under GAAP and as a deposit under SAP?
Yes [ ] No [ X ] N/A [ ]
If the answer to item (a) or item (b) is yes, include relevant information regarding GAAP to SAP differences from the accounting policy footnote to the audited statutory-basis financial statements to explain why the contract(s) is treated differently for GAAP and SAP below:
________________________________________________________________________________

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